UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23617

TCW ETF Trust

On behalf of the following series:

TCW AAA CLO ETF (Ticker: ACLO)

TCW Core Plus Bond ETF (Ticker: FIXT)

TCW Corporate Bond ETF (Ticker: IGCB)

TCW Flexible Income ETF (Ticker: FLXR)

TCW High Yield Bond ETF (Ticker: HYBX)

TCW Multisector Credit Income ETF (Ticker: MUSE)

TCW Senior Loan ETF (Ticker: SLNZ)

(Exact name of registrant as specified in charter)

515 South Flower Street, Los Angeles, CA 90071

(Address of principal executive offices)

Peter Davidson, Esq.

Vice President and Secretary

515 South Flower Street

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1.	Reports to Shareholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

TCW AAA CLO ETF

Ticker: ACLO | Listing Exchange: New York Stock Exchange LLC

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW AAA CLO ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/etfs. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW AAA CLO ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$497,013,523
  # of Portfolio Holdings298
  Portfolio Turnover Rate20%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Asset-Backed Securities	99.4%
Short-Term Investments	0.4%
Other Assets in Excess of Liabilities	0.2%

Top Ten Holdings (as a % of Net Assets)

Table Summary
AMMC CLO 27 Ltd., Class A2R, 5.03%, due 01/20/37 (3 mo. USD Term SOFR + 1.350%)	1.1%
Rockford Tower CLO Ltd., Class A1, 4.88%, due 03/31/38 (3 mo. USD Term SOFR + 1.210%)	1.1%
Octagon Investment Partners XXI Ltd., Class A2R4, 4.80%, due 02/14/31 (3 mo. USD Term SOFR + 1.150%)	1.1%
Madison Park Funding XLIX Ltd., Class AR, 4.73%, due 10/19/34 (3 mo. USD Term SOFR + 1.050%)	1.1%
Golub Capital Partners CLO 53B Ltd., Class AR, 4.66%, due 07/20/34 (3 mo. USD Term SOFR + 0.980%)	1.1%
Octagon Investment Partners 51 Ltd., Class AR, 4.67%, due 07/20/34 (3 mo. USD Term SOFR + 0.990%)	1.1%
Rad CLO 21 Ltd., Class A1R, 4.74%, due 01/25/37 (3 mo. USD Term SOFR + 1.070%)	1.1%
Dryden 68 CLO Ltd., Class ARR, 4.77%, due 07/15/35 (3 mo. USD Term SOFR + 1.100%)	1.1%
AGL CLO 16 Ltd., Class AR, 4.63%, due 01/20/35 (3 mo. USD Term SOFR + 0.950%)	1.0%
Golub Capital Partners CLO 77 B Ltd., Class A1, 4.92%, due 01/25/38 (3 mo. USD Term SOFR + 1.250%)	1.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/etfs.

Phone: 800-FUND-TCW (800-386-3829)

TCW AAA CLO ETF

Semi-Annual Shareholder Report — April 30, 2026

Ticker: ACLO

TSR ACLO-0426

TCW Core Plus Bond ETF

Ticker: FIXT | Listing Exchange: New York Stock Exchange LLC

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Core Plus Bond ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/etfs. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Core Plus Bond ETF	$19	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$211,640,554
  # of Portfolio Holdings565
  Portfolio Turnover Rate192%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	35.5%
Corporate Bonds	22.4%
U.S. Treasury Securities	16.7%
Short-Term Investments	10.7%
Residential Mortgage-Backed Securities - Non-Agency	8.6%
Bank Loans	6.9%
Asset-Backed Securities	6.7%
Commercial Mortgage-Backed Securities - Non-Agency	3.8%
Other Security TypesFootnote Reference*	4.7%
Liabilities in Excess of Other Assets	(16.0%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/etfs for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 4.13%, due 04/30/33	5.2%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/52	4.0%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 06/01/55	3.3%
U.S. Treasury Bonds, 4.75%, due 02/15/56	2.8%
U.S. Treasury Notes, 4.13%, due 02/15/36	2.6%
U.S. Treasury Notes, 3.75%, due 04/30/28	2.5%
Federal National Mortgage Association, 4.50%, due 09/01/52	2.2%
U.S. Treasury Notes, 3.88%, due 04/30/31	2.1%
Federal National Mortgage Association, 2.00%, due 03/01/52	2.1%
TCW Private Asset Income Fund, Class I	1.6%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/etfs.

Phone: 800-FUND-TCW (800-386-3829)

TCW Core Plus Bond ETF

Semi-Annual Shareholder Report — April 30, 2026

Ticker: FIXT

TSR FIXT-0426

TCW Corporate Bond ETF

Ticker: IGCB | Listing Exchange: New York Stock Exchange LLC

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Corporate Bond ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/etfs. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Corporate Bond ETF	$17	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$39,433,902
  # of Portfolio Holdings395
  Portfolio Turnover Rate94%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	83.3%
U.S. Treasury Securities	9.9%
Short-Term Investments	7.4%
Foreign Government Bonds	0.4%
Asset-Backed Securities	0.1%
Municipal Bonds	0.0%Footnote Reference1
Residential Mortgage-Backed Securities - Agency	0.0%Footnote Reference1
Convertible Corporate Bonds	0.0%Footnote Reference1
Other Security TypesFootnote Reference*	0.0%Footnote Reference1
Liabilities in Excess of Other Assets	(1.1%)
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/etfs for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.75%, due 04/30/28	4.0%
U.S. Treasury Bonds, 4.75%, due 02/15/56	3.7%
Bank of America Corp., 2.69%, due 04/22/32 (1 day USD SOFR + 1.320%)	1.6%
JPMorgan Chase & Co., 2.55%, due 11/08/32 (1 day USD SOFR + 1.180%)	1.4%
Wells Fargo & Co., 3.35%, due 03/02/33 (1 day USD SOFR + 1.500%)	1.3%
Goldman Sachs Group, Inc., 1.99%, due 01/27/32 (1 day USD SOFR + 1.090%)	1.2%
T-Mobile USA, Inc., 2.55%, due 02/15/31	1.1%
U.S. Treasury Notes, 4.13%, due 02/15/36	1.1%
UnitedHealth Group, Inc., 5.15%, due 07/15/34	1.0%
Abbott Laboratories, 4.65%, due 03/15/36	1.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/etfs.

Phone: 800-FUND-TCW (800-386-3829)

TCW Corporate Bond ETF

Semi-Annual Shareholder Report — April 30, 2026

Ticker: IGCB

TSR IGCB-0426

TCW Flexible Income ETF

Ticker: FLXR | Listing Exchange: New York Stock Exchange LLC

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Flexible Income ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/etfs. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Flexible Income ETF	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$3,045,811,959
  # of Portfolio Holdings1,566
  Portfolio Turnover Rate110%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	22.0%
Corporate Bonds	21.9%
Residential Mortgage-Backed Securities - Non-Agency	20.7%
Commercial Mortgage-Backed Securities - Non-Agency	17.1%
Asset-Backed Securities	13.5%
Bank Loans	7.3%
Money Market Investments	4.0%
Foreign Government Bonds	2.4%
Other Security TypesFootnote Reference*	3.8%
Liabilities in Excess of Other Assets	(12.7%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/etfs for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 4.50%, due 02/01/56	3.0%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 06/01/55	2.8%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/52	2.2%
TCW Private Asset Income Fund, Class I	2.0%
Government National Mortgage Association, TBA, 4.00%, due 07/01/55	1.6%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 01/01/56	1.3%
Federal Home Loan Mortgage Corp., 4.00%, due 09/01/52	1.3%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 02/01/56	1.1%
Federal Home Loan Mortgage Corp., 4.50%, due 02/01/53	1.0%
U.S. Treasury Notes, 3.75%, due 04/30/28	0.9%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/etfs.

Phone: 800-FUND-TCW (800-386-3829)

TCW Flexible Income ETF

Semi-Annual Shareholder Report — April 30, 2026

Ticker: FLXR

TSR FLXR-0426

TCW High Yield Bond ETF

Ticker: HYBX | Listing Exchange: New York Stock Exchange LLC

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW High Yield Bond ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/etfs. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW High Yield Bond ETF	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$32,513,089
  # of Portfolio Holdings273
  Portfolio Turnover Rate41%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	88.5%
Bank Loans	5.7%
Short-Term Investments	2.8%
Common Stock	0.5%
Convertible Corporate Bonds	0.0%Footnote Reference1
Warrants	0.0%Footnote Reference1
Other Assets in Excess of Liabilities	2.5%
Footnote	Description
Footnote[1]	Less than 0.01%

Top Ten Holdings (as a % of Net Assets)

Table Summary
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, due 06/01/29	1.4%
GGAM Finance Ltd., 8.00%, due 02/15/27	1.3%
CSC Holdings LLC, 6.50%, due 02/01/29	1.2%
1261229 BC Ltd., 10.00%, due 04/15/32	1.0%
Cloud Software Group, Inc., 8.25%, due 06/30/32	0.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, due 02/01/36	0.9%
Discovery Global Holdings, Inc., 5.05%, due 03/15/42	0.9%
Jane Street Group/JSG Finance, Inc., 6.13%, due 11/01/32	0.9%
TransDigm, Inc., 6.38%, due 03/01/29	0.9%
Sunoco LP, 7.88%, due 09/18/30 (5 yr. CMT + 4.230%)	0.8%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/etfs.

Phone: 800-FUND-TCW (800-386-3829)

TCW High Yield Bond ETF

Semi-Annual Shareholder Report — April 30, 2026

Ticker: HYBX

TSR HYBX-0426

TCW Multisector Credit Income ETF

Ticker: MUSE | Listing Exchange: New York Stock Exchange LLC

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Multisector Credit Income ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/etfs. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Multisector Credit Income ETF	$28	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$39,360,095
  # of Portfolio Holdings252
  Portfolio Turnover Rate38%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	44.7%
Bank Loans	29.8%
Foreign Government Bonds	17.8%
Asset-Backed Securities	3.1%
Short-Term Investments	0.9%
Common Stock	0.2%
Convertible Corporate Bonds	0.0%Footnote Reference1
Other Assets in Excess of Liabilities	3.5%
Footnote	Description
Footnote[1]	Less than 0.01%

Top Ten Holdings (as a % of Net Assets)

Table Summary
Romania Government International Bonds, 6.38%, due 01/30/34	1.1%
Abu Dhabi Government International Bonds, 5.50%, due 04/30/54	1.1%
Ecopetrol SA, 5.88%, due 11/02/51	1.0%
Samarco Mineracao SA, 9.50%, due 06/30/31	1.0%
Angola Government International Bonds, 8.75%, due 04/14/32	1.0%
Republic of Kenya Government International Bonds, 7.88%, due 10/09/33	1.0%
Avolon TLB Borrower 1 U.S. LLC, 5.41%, due 06/24/30 (1 mo. USD Term SOFR + 0.018%)	0.9%
TCP Sunbelt Acquisition Co., 7.92%, due 10/24/31 (3 mo. USD Term SOFR + 0.043%)	0.9%
Delivery Hero SE, 8.64%, due 12/12/29 (3 mo. USD Term SOFR + 0.050%)	0.9%
Saudi Government International Bonds, 5.00%, due 01/18/53	0.9%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/etfs.

Phone: 800-FUND-TCW (800-386-3829)

TCW Multisector Credit Income ETF

Semi-Annual Shareholder Report — April 30, 2026

Ticker: MUSE

TSR MUSE-0426

TCW Senior Loan ETF

Ticker: SLNZ | Listing Exchange: New York Stock Exchange LLC

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about the TCW Senior Loan ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.tcw.com/products/etfs. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Senior Loan ETF	$32	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$227,424,594
  # of Portfolio Holdings292
  Portfolio Turnover Rate52%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Bank Loans	86.6%
Short-Term Investments	8.9%
Corporate Bonds	5.7%
U.S. Treasury Securities	0.6%
Common Stock	0.2%
Foreign Government Bonds	0.1%
Preferred Stock	0.1%
Convertible Corporate Bonds	0.0%Footnote Reference1
Other Security TypesFootnote Reference*	0.0%Footnote Reference1
Liabilities in Excess of Other Assets	(2.2%)
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/etfs for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
TKO Worldwide Holdings LLC, 5.66%, due 11/21/31 (3 mo. USD Term SOFR + 0.020%)	0.8%
Peer Holding III BV, 6.20%, due 10/28/30 (3 mo. USD Term SOFR + 0.025%)	0.8%
Pelican Products, Inc., 8.21%, due 12/29/28 (3 mo. USD Term SOFR + 0.043%)	0.7%
Corpay Technologies Operating Co. LLC, 5.40%, due 04/28/28 (1 mo. USD Term SOFR + 0.018%)	0.7%
Naked Juice LLC, 9.20%, due 01/24/29 (3 mo. USD Term SOFR + 0.055%)	0.7%
Sabert Corp., 6.77%, due 12/10/26 (1 mo. USD Term SOFR + 0.030%)	0.7%
TCP Sunbelt Acquisition Co., 7.92%, due 10/24/31 (3 mo. USD Term SOFR + 0.043%)	0.7%
Delivery Hero SE, 8.64%, due 12/12/29 (3 mo. USD Term SOFR + 0.050%)	0.6%
Acadia Healthcare Co., Inc., 5.65%, due 02/28/30 (1 mo. USD Term SOFR + 0.020%)	0.6%
Quartz Acquireco LLC, 5.95%, due 06/28/30 (3 mo. USD Term SOFR + 0.023%)	0.6%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/etfs.

Phone: 800-FUND-TCW (800-386-3829)

TCW Senior Loan ETF

Semi-Annual Shareholder Report — April 30, 2026

Ticker: SLNZ

TSR SLNZ-0426

(b)	Not applicable.

Item 2.	Code of Ethics.

Not required for this filing.

Item 3.	Audit Committee Financial Expert.

Not required for this filing.

Item 4.	Principal Accountant Fees and Services.

Not required for this filing.

Item 5.	Audit Committee of Listed Registrants.

Not required for this filing.

Item 6.	Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

 Semi-Annual

 Financial

 Statements

  and Other Information Form N-CSR Items 7-11

  April 30, 2026

TCW ETF Trust – Fixed Income

AAA CLO ETF (ACLO)

Core Plus Bond ETF (FIXT)

Corporate Bond ETF (IGCB)

Flexible Income ETF (FLXR)

High Yield Bond ETF (HYBX)

Multisector Credit Income ETF (MUSE)

Senior Loan ETF (SLNZ)

TCW ETF Trust

Table of Contents	April 30, 2026

TCW AAA CLO ETF

Schedule of Investments (Unaudited)	April 30, 2026

Issues	Maturity Date	Principal Amount		Value

FIXED INCOME SECURITIES — 99.4% of Net Assets

ASSET-BACKED SECURITIES — 99.4%

522 Funding CLO A Ltd. Series 2017-1A, Class BR

5.64% (3 mo. USD Term SOFR + 1.962%) (1),(2)	10/20/34		$320,000	$320,488

522 Funding CLO Ltd. Series 2019-5A

4.69% (3 mo. USD Term SOFR + 1.020%) (1),(2)	04/15/35		1,525,000	1,523,623

AB BSL CLO 6 Ltd. Series 2025-6A, Class A

5.11% (3 mo. USD Term SOFR + 1.430%) (1),(2)	07/20/37		500,000	500,613

Adagio IV CLO Ltd. Series IV-A, Class BRRR

4.25% (3 mo. EUR EURIBOR + 2.050%) (1),(2)	07/15/38	EUR	1,100,000	1,292,831

AGL CLO 13 Ltd. Series 2021-13A, Class A1R

4.78% (3 mo. USD Term SOFR + 1.100%) (1),(2)	10/20/34		1,900,000	1,899,806

AGL CLO 16 Ltd. Series 2021-16A, Class AR

4.63% (3 mo. USD Term SOFR + 0.950%) (1),(2)	01/20/35		5,150,000	5,139,875

AGL CLO 17 Ltd. Series 2022-17A

4.62% (3 mo. USD Term SOFR + 0.950%) (1),(2)	01/21/35		1,000,000	998,387

AGL CLO 22 Ltd. Series 2022-22A, Class A1R

4.87% (3 mo. USD Term SOFR + 1.190%) (1),(2)	01/20/37		1,600,000	1,600,528

AGL CLO 43 Ltd. Series 2025-43A, Class A2

5.17% (3 mo. USD Term SOFR + 1.500%) (1),(2)	09/10/38		500,000	500,509

AGL Core CLO 4 Ltd. Series 2020-4A, Class AR2

5.06% (3 mo. USD Term SOFR + 1.380%) (1),(2)	10/20/37		250,000	250,556

AIMCO CLO 11 Ltd. Series 2020-11A, Class A2R2

5.18% (3 mo. USD Term SOFR + 1.500%) (1),(2)	07/17/37		850,000	850,573

AIMCO CLO 17 Ltd. Series 2022-17A, Class A1R

5.01% (3 mo. USD Term SOFR + 1.350%) (1),(2)	07/20/37		523,000	523,518

AIMCO CLO 22 Ltd. Series 2024-22A, Class A

5.18% (3 mo. USD Term SOFR + 1.500%) (1),(2)	04/19/37		250,000	250,399

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Aimco CLO Ltd. Series 2024-19A, Class A

5.03% (3 mo. USD Term SOFR + 1.350%) (1),(2)	10/20/37	$337,000	$337,661

Alinea CLO Ltd. Series 2018-1A, Class BR

4.83% (3 mo. USD Term SOFR + 1.150%) (1),(2)	07/20/31	471,794	471,956

Alinea CLO Ltd. Series 2018-1A, Class CR

5.03% (3 mo. USD Term SOFR + 1.350%) (1),(2)	07/20/31	590,000	590,581

Allegany Park CLO Ltd. Series 2019-1A, Class ARR

4.78% (3 mo. USD Term SOFR + 1.100%) (1),(2)	01/20/35	1,000,000	999,817

Allegro CLO V-S Ltd. Series 2024-2A, Class B1

5.57% (3 mo. USD Term SOFR + 1.900%) (1),(2)	07/24/37	625,000	626,128

Allegro CLO VIII-S Ltd. Series 2024-3A, Class A

5.06% (3 mo. USD Term SOFR + 1.390%) (1),(2)	10/15/37	2,000,000	2,002,572

Allegro CLO XII Ltd. Series 2020-1A, Class A1R

5.11% (3 mo. USD Term SOFR + 1.440%) (1),(2)	07/21/37	2,000,000	2,002,276

Allegro CLO XIII Ltd. Series 2021-1A, Class A1R

5.02% (3 mo. USD Term SOFR + 1.340%) (1),(2)	07/20/38	1,000,000	1,002,097

AMMC CLO 24 Ltd. Series 2021-24A, Class AR

4.88% (3 mo. USD Term SOFR + 1.200%) (1),(2)	01/20/35	3,405,000	3,406,444

AMMC CLO 27 Ltd. Series 2022-27A, Class A1R

4.76% (3 mo. USD Term SOFR + 1.080%) (1),(2)	01/20/37	3,160,000	3,161,400

AMMC CLO 27 Ltd. Series 2022-27A, Class A2R

5.03% (3 mo. USD Term SOFR + 1.350%) (1),(2)	01/20/37	5,600,000	5,590,788

AMMC CLO 28 Ltd. Series 2024-28A, Class A1A

5.23% (3 mo. USD Term SOFR + 1.550%) (1),(2)	07/20/37	230,000	230,347

AMMC CLO 31 Ltd. Series 2025-31A, Class A1

4.99% (3 mo. USD Term SOFR + 1.310%) (1),(2)	02/20/38	2,000,000	2,002,334

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

Anchorage Capital CLO 20 Ltd. Series 2021-20A, Class A1R

4.78% (3 mo. USD Term SOFR + 1.100%) (1),(2)	01/20/35		$500,000	$499,808

Annisa CLO Ltd. Series 2016-2A, Class BRR

5.18% (3 mo. USD Term SOFR + 1.500%) (1),(2)	07/20/31		76,062	76,113

Apidos CLO XIIX Ltd. Series 2024-49A, Class A2

5.17% (3 mo. USD Term SOFR + 1.500%) (1),(2)	10/24/37		400,000	400,330

Apidos CLO XLVI Ltd. Series 2023-46A, Class A2R

5.07% (3 mo. USD Term SOFR + 1.400%) (1),(2)	10/24/38		2,350,000	2,348,219

Apidos CLO XXXII Ltd. Series 2019-32A, Class A1R

4.78% (3 mo. USD Term SOFR + 1.100%) (1),(2)	01/20/33		1,588,499	1,592,608

Aqueduct European CLO Series 2025-15A, Class BR3

4.17% (3 mo. EUR EURIBOR + 2.000%) (1),(2)	01/25/39	EUR	750,000	883,813

Aqueduct European CLO 10 DAC Series 2024-10A, Class B

4.24% (3 mo. EUR EURIBOR + 2.000%) (1),(2)	01/18/39	EUR	1,000,000	1,176,449

Aqueduct European CLO 8 DAC Series 2024-8A, Class BR

4.20% (3 mo. EUR EURIBOR + 2.000%) (1),(2)	01/15/39	EUR	1,100,000	1,297,416

Arbour CLO IV DAC Series 4A, Class BRRR

4.06% (3 mo. EUR EURIBOR + 2.000%) (1),(2)	11/15/39	EUR	1,100,000	1,295,617

Arbour CLO V DAC Series 5A, Class BR

4.15% (3 mo. EUR EURIBOR + 2.000%) (1),(2)	06/15/38	EUR	850,000	1,001,887

ARES LI CLO Ltd. Series 2019-51A, Class A1R2

5.03% (3 mo. USD Term SOFR + 1.360%) (1),(2)	10/15/37		660,000	661,690

ARES LXII CLO Ltd. Series 2021-62A, Class BR

5.17% (3 mo. USD Term SOFR + 1.500%) (1),(2)	01/25/34		1,250,000	1,251,244

ARES LXV CLO Ltd. Series 2022-65A, Class A1R

4.79% (3 mo. USD Term SOFR + 1.120%) (1),(2)	07/25/34		3,250,000	3,251,622

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

ARES XLIV CLO Ltd. Series 2017-44A, Class A2RR

5.02% (3 mo. USD Term SOFR + 1.350%) (1),(2)	04/15/34	$2,000,000	$1,998,450

ARES XXVII CLO Ltd. Series 2013-2A, Class AR3

4.82% (3 mo. USD Term SOFR + 1.150%) (1),(2)	10/28/34	2,350,000	2,350,813

ARES XXVII CLO Ltd. Series 2013-2A, Class BR3

5.32% (3 mo. USD Term SOFR + 1.650%) (1),(2)	10/28/34	320,000	320,380

Bain Capital Credit CLO Ltd. Series 2019-2A, Class BR3

5.13% (3 mo. USD Term SOFR + 1.450%) (1),(2)	10/17/32	2,750,000	2,752,695

Bain Capital Credit CLO Ltd. Series 2020-2A, Class AR3

4.66% (3 mo. USD Term SOFR + 0.980%) (1),(2)	07/19/34	4,000,000	3,992,384

Bain Capital Credit CLO Ltd. Series 2020-5A

4.83% (3 mo. USD Term SOFR + 1.150%) (1),(2)	04/20/34	3,570,000	3,571,817

Bain Capital Credit CLO Ltd. Series 2021-3A

5.22% (3 mo. USD Term SOFR + 1.550%) (1),(2)	07/24/34	1,500,000	1,500,807

Bain Capital Credit CLO Ltd. Series 2021-3A, Class AR

4.73% (3 mo. USD Term SOFR + 1.060%) (1),(2)	07/24/34	1,250,000	1,249,263

Bain Capital Credit CLO Ltd. Series 2021-4A

4.68% (3 mo. USD Term SOFR + 1.000%) (1),(2)	10/20/34	4,000,000	4,002,556

Bain Capital Credit CLO Ltd. Series 2021-6A, Class A1R

4.76% (3 mo. USD Term SOFR + 1.090%) (1),(2)	10/21/34	1,700,000	1,699,121

Bain Capital Credit CLO Ltd. Series 2022-2A, Class A1R

4.81% (3 mo. USD Term SOFR + 1.150%) (1),(2)	04/22/35	950,000	950,317

Bain Capital Credit CLO Ltd. Series 2022-3A, Class A1R

4.84% (3 mo. USD Term SOFR + 1.160%) (1),(2)	07/17/35	750,000	750,174

Bain Capital Credit CLO Ltd. Series 2022-3A, Class BR

5.31% (3 mo. USD Term SOFR + 1.630%) (1),(2)	07/17/35	780,000	780,773

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Bain Capital Credit CLO Ltd. Series 2022-4A, Class A1R

5.06% (3 mo. USD Term SOFR + 1.380%) (1),(2)	10/16/37	$2,000,000	$2,002,886

Ballyrock CLO 20 Ltd. Series 2022-20A, Class A1A3

4.72% (-3 mo. USD Term SOFR + 1.050%) (1),(2)	10/15/36	4,000,000	3,994,176

Barings CLO Ltd. Series 2019-3A, Class A1RR

4.82% (3 mo. USD Term SOFR + 1.140%) (1),(2)	01/20/36	1,000,000	999,616

Barings CLO Ltd. Series 2021-3A, Class AR

4.81% (3 mo. USD Term SOFR + 1.130%) (1),(2)	01/18/35	1,750,000	1,750,493

Barings CLO Ltd. Series 2021-3A, Class B1R

5.31% (3 mo. USD Term SOFR + 1.630%) (1),(2)	01/18/35	1,750,000	1,751,580

Barings CLO Ltd. Series 2022-2A, Class A1R

5.04% (3 mo. USD Term SOFR + 1.370%) (1),(2)	07/15/39	675,000	676,146

Barings CLO Ltd. Series 2024-2A, Class A1

5.10% (3 mo. USD Term SOFR + 1.430%) (1),(2)	07/15/39	250,000	250,475

Barings Loan Partners CLO Ltd. 5 Series LP-5A, Class A

4.90% (3 mo. USD Term SOFR + 1.220%) (1),(2)	01/20/35	3,500,000	3,502,145

Battery Park CLO Ltd. Series 2019-1A, Class AR

5.07% (3 mo. USD Term SOFR + 1.400%) (1),(2)	07/15/36	100,000	100,149

BBAM U.S. CLO III Ltd. Series 2023-3A, Class A1R

4.84% (3 mo. USD Term SOFR + 1.170%) (1),(2)	10/15/38	1,500,000	1,499,075

Beechwood Park CLO Ltd. Series 2019-1A

4.75% (3 mo. USD Term SOFR + 1.070%) (1),(2)	01/17/35	1,500,000	1,499,772

Benefit Street Partners CLO 43 Ltd. Series 2025-43A, Class B

5.28% (3 mo. USD Term SOFR + 1.600%) (1),(2)	10/20/38	750,000	752,082

Benefit Street Partners CLO XXII Ltd. Series 2020-22A, Class ARR

4.83% (3 mo. USD Term SOFR + 1.150%) (1),(2)	04/20/35	800,000	800,340

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Benefit Street Partners CLO XXXVI Ltd. Series 2024-36A, Class A1

5.03% (3 mo. USD Term SOFR + 1.360%) (1),(2)	01/25/38	$1,500,000	$1,503,141

Birch Grove CLO 13 Ltd. Series 2025-13A, Class A2

5.22% (3 mo. USD Term SOFR + 1.550%) (1),(2)	10/23/38	2,500,000	2,502,552

BlueMountain CLO Ltd. Series 2015-4A, Class CR2

4.98% (3 mo. USD Term SOFR + 1.300%) (1),(2)	04/20/30	1,000,000	999,785

BlueMountain CLO XXII Ltd. Series 2018-22A, Class A1

5.01% (3 mo. USD Term SOFR + 1.342%) (1),(2)	07/15/31	148,320	148,526

BlueMountain CLO XXX Ltd. Series 2020-30A, Class AR2

4.82% (3 mo. USD Term SOFR + 1.150%) (1),(2)	04/15/35	4,100,000	4,101,968

BlueMountain CLO XXXI Ltd. Series 2021-31A, Class A2R

5.08% (3 mo. USD Term SOFR + 1.400%) (1),(2)	04/19/34	1,200,000	1,198,787

BlueMountain CLO XXXII Ltd. Series 2021-32A, Class AR

4.77% (3 mo. USD Term SOFR + 1.100%) (1),(2)	10/15/34	3,000,000	3,000,711

BlueMountain CLO XXXII Ltd. Series 2021-32A, Class BR

5.22% (3 mo. USD Term SOFR + 1.550%) (1),(2)	10/15/34	1,500,000	1,501,464

Boyce Park CLO Ltd. Series 2022-1A, Class A2R

4.92% (3 mo. USD Term SOFR + 1.250%) (1),(2)	04/21/35	4,000,000	3,997,396

Brookhaven Park CLO Ltd. Series 2024-1A, Class A

5.18% (3 mo. USD Term SOFR + 1.500%) (1),(2)	04/19/37	250,000	250,364

Buckhorn Park CLO Ltd. Series 2019-1A, Class ARR

4.75% (3 mo. USD Term SOFR + 1.070%) (1),(2)	07/18/34	3,700,000	3,701,047

Captree Park CLO Ltd. Series 2024-1A, Class B1

5.58% (3 mo. USD Term SOFR + 1.900%) (1),(2)	07/20/37	250,000	250,380

Cedar Funding IX CLO Ltd. Series 2018-9A, Class AR

5.10% (3 mo. USD Term SOFR + 1.420%) (1),(2)	07/20/37	500,000	500,519

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Cedar Funding VI CLO Ltd. Series 2016-6A, Class AR3

4.77% (3 mo. USD Term SOFR + 1.090%) (1),(2)	04/20/34	$1,100,000	$1,101,356

Cedar Funding XI CLO Ltd. Series 2019-11A, Class A2R2

4.97% (3 mo. USD Term SOFR + 1.300%) (1),(2)	05/29/32	1,200,000	1,199,604

Cedar Funding XII CLO Ltd. Series 2020-12A, Class ARR

4.87% (3 mo. USD Term SOFR + 1.200%) (1),(2)	01/25/38	3,000,000	3,000,099

Cedar Funding XIV CLO Ltd. Series 2021-14A, Class AR

5.05% (3 mo. USD Term SOFR + 1.380%) (1),(2)	10/15/37	850,000	851,043

Cedar Funding XVII CLO Ltd. Series 2023-17A, Class AR

5.03% (3 mo. USD Term SOFR + 1.350%) (1),(2)	07/20/38	836,000	837,873

CIFC Funding Ltd. Series 2014-4RA, Class A1A2

4.67% (3 mo. USD Term SOFR + 0.990%) (1),(2)	01/17/35	1,333,000	1,332,467

CIFC Funding Ltd. Series 2014-4RA, Class A1B2

4.88% (3 mo. USD Term SOFR + 1.200%) (1),(2)	01/17/35	4,000,000	3,973,448

CIFC Funding Ltd. Series 2017-1A, Class BRR

5.72% (3 mo. USD Term SOFR + 2.050%) (1),(2)	04/21/37	510,000	511,044

CIFC Funding Ltd. Series 2019-1A, Class A1R2

5.04% (3 mo. USD Term SOFR + 1.360%) (1),(2)	10/20/37	425,000	425,742

CIFC Funding Ltd. Series 2021-1A, Class A1R

5.09% (3 mo. USD Term SOFR + 1.420%) (1),(2)	07/25/37	830,000	831,736

CIFC Funding Ltd. Series 2021-7A, Class AR

4.76% (3 mo. USD Term SOFR + 1.090%) (1),(2)	01/23/35	1,000,000	1,000,273

CIFC Funding Ltd. Series 2024-1A, Class A

5.18% (3 mo. USD Term SOFR + 1.500%) (1),(2)	04/18/37	250,000	250,374

Clover CLO LLC Series 2021-3A, Class AR

4.74% (3 mo. USD Term SOFR + 1.070%) (1),(2)	01/25/35	2,500,000	2,499,050

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

Contego CLO IV DAC Series 4A, Class B1RR

4.22% (3 mo. EUR EURIBOR + 2.050%) (1),(2)	10/23/39	EUR	1,100,000	$1,294,635

Danby Park CLO Ltd. Series 2022-1A, Class AR

5.03% (3 mo. USD Term SOFR + 1.360%) (1),(2)	10/21/37		400,000	400,412

Dryden 104 CLO Ltd. Series 2022-104A, Class A1R

4.95% (3 mo. USD Term SOFR + 1.290%) (1),(2)	08/20/34		250,000	250,141

Dryden 105 CLO Ltd. Series 2023-105A, Class AR

5.12% (3 mo. USD Term SOFR + 1.450%) (1),(2)	04/15/38		2,000,000	2,005,656

Dryden 108 CLO Ltd. Series 2022-108A, Class A1R

5.04% (3 mo. USD Term SOFR + 1.360%) (1),(2)	07/18/37		3,000,000	3,005,487

Dryden 108 CLO Ltd. Series 2022-108A, Class A2R

5.19% (3 mo. USD Term SOFR + 1.510%) (1),(2)	07/18/37		600,000	600,308

Dryden 113 CLO Ltd. Series 2022-113A, Class AR3

4.76% (3 mo. USD Term SOFR + 1.090%) (1),(2)	10/15/37		3,350,000	3,347,484

Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2

4.80% (3 mo. USD Term SOFR + 1.150%) (1),(2)	08/15/31		1,391,434	1,392,492

Dryden 43 Senior Loan Fund Series 2016-43A, Class AR3

4.75% (3 mo. USD Term SOFR + 1.070%) (1),(2)	04/20/34		3,220,000	3,221,565

Dryden 45 Senior Loan Fund Series 2016-45A, Class A1RR

4.75% (3 mo. USD Term SOFR + 1.080%) (1),(2)	10/15/30		16,873	16,878

Dryden 55 CLO Ltd. Series 2018-55A, Class A1

4.95% (3 mo. USD Term SOFR + 1.282%) (1),(2)	04/15/31		575,790	576,948

Dryden 68 CLO Ltd. Series 2019-68A, Class ARR

4.77% (3 mo. USD Term SOFR + 1.100%) (1),(2)	07/15/35		5,288,000	5,291,659

Dryden 72 CLO Ltd. Series 2019-72A, Class ARR

4.75% (3 mo. USD Term SOFR + 1.100%) (1),(2)	05/15/32		1,559,379	1,560,099

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

April 30, 2026

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

Dryden 75 CLO Ltd. Series 2019-75A, Class AR3

4.71% (3 mo. USD Term SOFR + 1.040%) (1),(2)	04/14/34		$3,000,000	$2,999,361

Dryden 80 CLO Ltd. Series 2019-80A, Class BRR

5.18% (3 mo. USD Term SOFR + 1.500%) (1),(2)	01/17/33		2,000,000	2,001,428

Dryden 85 CLO Ltd. Series 2020-85A, Class BR2

5.47% (3 mo. USD Term SOFR + 1.800%) (1),(2)	07/15/37		955,000	957,338

Dryden 86 CLO Ltd. Series 2020-86A, Class A1R2

4.81% (3 mo. USD Term SOFR + 1.130%) (1),(2)	07/17/34		250,000	250,313

Dryden 93 CLO Ltd. Series 2021-93A, Class A1R

5.00% (3 mo. USD Term SOFR + 1.330%) (1),(2)	01/15/38		620,000	621,768

Dryden 94 CLO Ltd. Series 2022-94A, Class AR

5.03% (3 mo. USD Term SOFR + 1.360%) (1),(2)	10/15/37		400,000	400,911

Dryden 95 CLO Ltd. Series 2021-95A, Class BR

5.26% (3 mo. USD Term SOFR + 1.600%) (1),(2)	08/20/34		4,000,000	4,002,868

Eaton Vance CLO Ltd. Series 2014-1RA, Class CR

4.77% (3 mo. USD Term SOFR + 1.100%) (1),(2)	07/15/30		2,000,000	2,000,122

Eaton Vance CLO Ltd. Series 2020-2A, Class AR2

5.05% (3 mo. USD Term SOFR + 1.380%) (1),(2)	10/15/37		1,600,000	1,601,541

Elm Park CLO DAC Series 1A, Class BR3

4.15% (3 mo. EUR EURIBOR + 1.950%) (1),(2)	01/15/38	EUR	900,000	1,061,665

Elmwood CLO 15 Ltd. Series 2022-2A, Class A1R

4.81% (3 mo. USD Term SOFR + 1.150%) (1),(2)	04/22/35		3,010,000	3,011,725

Elmwood CLO 25 Ltd. Series 2024-1A, Class A1

5.21% (3 mo. USD Term SOFR + 1.530%) (1),(2)	04/17/37		500,000	500,820

Elmwood CLO 36 Ltd. Series 2024-12RA, Class AR

5.02% (3 mo. USD Term SOFR + 1.340%) (1),(2)	10/20/37		850,000	851,177

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

Elmwood CLO III Ltd. Series 2019-3A, Class A2RR

5.28% (3 mo. USD Term SOFR + 1.600%) (1),(2)	07/18/37		$850,000	$850,833

Elmwood CLO IV Ltd. Series 2020-1A, Class ARR

4.93% (3 mo. USD Term SOFR + 1.250%) (1),(2)	04/18/37		3,000,000	3,006,426

Elmwood European CLO 1 Series 2026-1A, Class A2

4.18% (3 mo. EUR EURIBOR + 1.550%) (1),(2)	04/16/40	EUR	1,600,000	1,879,640

Flatiron CLO 25 Ltd. Series 2024-2A, Class A

5.03% (3 mo. USD Term SOFR + 1.350%) (1),(2)	10/17/37		850,000	851,634

Flatiron CLO 28 Ltd. Series 2024-1A, Class A1R

4.75% (3 mo. USD Term SOFR + 1.080%) (1),(2)	07/15/36		1,950,000	1,947,535

GoldenTree Loan Management U.S. CLO 11 Ltd. Series 2021-11A, Class AR

4.76% (3 mo. USD Term SOFR + 1.080%) (1),(2)	10/20/34		250,000	250,272

GoldenTree Loan Management U.S. CLO 12 Ltd. Series 2022-12A, Class B1R

5.33% (3 mo. USD Term SOFR + 1.650%) (1),(2)	07/20/37		250,000	250,428

GoldenTree Loan Management U.S. CLO 15 Ltd. Series 2022-15A, Class AJR

5.11% (3 mo. USD Term SOFR + 1.430%) (1),(2)	10/20/38		3,000,000	3,002,199

GoldenTree Loan Management U.S. CLO 27 Ltd. Series 2025-27A, Class AJ

5.10% (3 mo. USD Term SOFR + 1.420%) (1),(2)	01/20/39		1,000,000	1,000,590

GoldenTree Loan Management U.S. CLO 8 Ltd. Series 2020-8A, Class ARR

4.83% (3 mo. USD Term SOFR + 1.150%) (1),(2)	10/20/34		1,130,000	1,131,257

Golub Capital Partners CLO 50B-R Ltd. Series 2020-50A

4.79% (3 mo. USD Term SOFR + 1.110%) (1),(2)	04/20/35		1,300,000	1,299,492

Golub Capital Partners CLO 53B Ltd. Series 2021-53A, Class AR

4.66% (3 mo. USD Term SOFR + 0.980%) (1),(2)	07/20/34		5,500,000	5,490,512

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

Golub Capital Partners CLO 53B Ltd. Series 2021-53A, Class BR

5.03% (3 mo. USD Term SOFR + 1.350%) (1),(2)	07/20/34		$2,100,000	$2,102,066

Golub Capital Partners CLO 60B Ltd. Series 2022-60A, Class AR

4.98% (3 mo. USD Term SOFR + 1.310%) (1),(2)	10/25/34		500,000	500,549

Golub Capital Partners CLO 62B Ltd. Series 2022-62A, Class AR

5.04% (3 mo. USD Term SOFR + 1.370%) (1),(2)	10/15/37		500,000	500,535

Golub Capital Partners CLO 74 B Ltd. Series 2024-74A, Class A

5.17% (3 mo. USD Term SOFR + 1.500%) (1),(2)	07/25/37		2,500,000	2,503,405

Golub Capital Partners CLO 76 B Ltd. Series 2024-76A, Class B

5.34% (3 mo. USD Term SOFR + 1.670%) (1),(2)	10/25/37		750,000	751,151

Golub Capital Partners CLO 77 B Ltd. Series 2024-77A, Class A1

4.92% (3 mo. USD Term SOFR + 1.250%) (1),(2)	01/25/38		5,000,000	5,003,170

Greenacre Park CLO LLC Series 2021-2A, Class AR

5.05% (3 mo. USD Term SOFR + 1.370%) (1),(2)	07/20/37		250,000	250,632

Hamlin Park CLO Ltd. Series 2024-1A, Class A

5.02% (3 mo. USD Term SOFR + 1.340%) (1),(2)	10/20/37		1,540,000	1,542,022

Harmony-Peace Park CLO Ltd. Series 2024-1A, Class A

5.03% (3 mo. USD Term SOFR + 1.350%) (1),(2)	10/20/37		1,250,000	1,252,350

Hartwick Park CLO Ltd. Series 2023-1A, Class AR

4.84% (3 mo. USD Term SOFR + 1.160%) (1),(2)	01/20/37		3,000,000	3,000,579

Henley CLO XII DAC Series 12X, Class B

4.20% (3 mo. EUR EURIBOR + 2.000%)(1),(3)	01/15/38	EUR	700,000	823,594

Higley Park CLO Ltd. Series 2025-1A, Class A2

5.19% (3 mo. USD Term SOFR + 1.520%) (1),(2)	07/24/38		1,000,000	1,001,682

HPS Loan Management Ltd. Series 10A-16

4.80% (3 mo. USD Term SOFR + 1.120%) (1),(2)	04/20/34		2,500,000	2,501,357

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

HPS Loan Management Ltd. Series 2021-16A, Class A1R

4.78% (3 mo. USD Term SOFR + 1.110%) (1),(2)	01/23/35	$3,650,000	$3,650,978

HPS Loan Management Ltd. Series 2021-16A, Class BR

5.32% (3 mo. USD Term SOFR + 1.650%) (1),(2)	01/23/35	2,500,000	2,502,777

HPS Loan Management Ltd. Series 2023-17A, Class AR

4.94% (3 mo. USD Term SOFR + 1.270%) (1),(2)	04/23/38	3,750,000	3,754,957

HPS Loan Management Ltd. Series 2023-18A, Class A2R

5.23% (3 mo. USD Term SOFR + 1.550%) (1),(2)	07/20/39	2,000,000	2,003,326

HPS Loan Management Ltd. Series 2024-22A, Class A1

5.05% (3 mo. USD Term SOFR + 1.370%) (1),(2)	10/20/37	1,850,000	1,854,183

Invesco CLO Ltd. Series 2021-2A, Class AR

4.77% (3 mo. USD Term SOFR + 1.100%) (1),(2)	07/15/34	1,550,000	1,550,178

Invesco CLO Ltd. Series 2021-2A, Class BR

5.27% (3 mo. USD Term SOFR + 1.600%) (1),(2)	07/15/34	1,000,000	1,000,980

Invesco CLO Ltd. Series 2021-3A, Class A1R

4.74% (3 mo. USD Term SOFR + 1.080%) (1),(2)	10/22/34	900,000	899,894

Invesco CLO Ltd. Series 2022-2A, Class A1R

4.83% (3 mo. USD Term SOFR + 1.150%) (1),(2)	07/20/35	1,500,000	1,500,350

Invesco U.S. CLO Ltd. Series 2024-4A, Class A1

5.00% (3 mo. USD Term SOFR + 1.330%) (1),(2)	01/15/38	1,000,000	1,001,929

Juniper Valley Park CLO Ltd. Series 2023-1A, Class ARR

4.76% (3 mo. USD Term SOFR + 1.080%) (1),(2)	07/20/36	3,000,000	3,001,293

KKR CLO 17 Ltd. Series 17, Class BR

5.53% (3 mo. USD Term SOFR + 1.862%) (1),(2)	04/15/34	500,000	500,906

KKR CLO 27 Ltd. Series 27A, Class A1R2

4.78% (3 mo. USD Term SOFR + 1.110%) (1),(2)	01/15/35	250,000	250,062

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

KKR CLO 28 Ltd. Series 28A, Class AR2

4.80% (3 mo. USD Term SOFR + 1.120%) (1),(2)	02/09/35	$3,000,000	$3,001,443

KKR CLO 33 Ltd. Series 33A, Class AR

4.76% (3 mo. USD Term SOFR + 1.080%) (1),(2)	07/20/34	3,000,000	2,999,886

LCM 29 Ltd. Series 29A, Class AR

5.00% (3 mo. USD Term SOFR + 1.332%) (1),(2)	04/15/31	176,140	176,425

LCM 31 Ltd. Series 31A, Class BR

5.43% (3 mo. USD Term SOFR + 1.750%) (1),(2)	07/20/34	2,700,000	2,701,812

LCM 32 Ltd. Series 32A, Class A1

5.05% (3 mo. USD Term SOFR + 1.372%) (1),(2)	07/20/34	1,000,000	1,000,524

LCM 33 Ltd. Series 33A, Class AR

4.86% (3 mo. USD Term SOFR + 1.180%) (1),(2)	07/20/34	2,250,000	2,251,271

LCM 33 Ltd. Series 33A, Class BR

5.48% (3 mo. USD Term SOFR + 1.800%) (1),(2)	07/20/34	1,500,000	1,501,146

LCM 34 Ltd. Series 34A, Class A1R

4.86% (3 mo. USD Term SOFR + 1.180%) (1),(2)	10/20/34	2,000,000	2,000,696

LCM 34 Ltd. Series 34A, Class A2R

5.28% (3 mo. USD Term SOFR + 1.600%) (1),(2)	10/20/34	3,000,000	3,002,115

LCM 34 Ltd. Series 34A, Class BR

5.38% (3 mo. USD Term SOFR + 1.700%) (1),(2)	10/20/34	510,000	510,318

LCM 35 Ltd. Series 35A, Class A1R

4.75% (3 mo. USD Term SOFR + 1.080%) (1),(2)	10/15/34	600,000	599,523

LCM 35 Ltd. Series 35A, Class BR

5.32% (3 mo. USD Term SOFR + 1.650%) (1),(2)	10/15/34	1,250,000	1,250,881

LCM 36 Ltd. Series 36A, Class A1R

4.74% (3 mo. USD Term SOFR + 1.070%) (1),(2)	01/15/34	1,766,000	1,764,246

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

LCM 37 Ltd. Series 37A, Class A1R

4.73% (3 mo. USD Term SOFR + 1.060%) (1),(2)	04/15/34	$1,481,081	$1,480,987

LCM 40 Ltd. Series 40A, Class A1R

5.04% (3 mo. USD Term SOFR + 1.370%) (1),(2)	01/15/38	1,000,000	1,000,748

LCM 40 Ltd. Series 40A, Class A2R

5.32% (3 mo. USD Term SOFR + 1.650%) (1),(2)	01/15/38	3,000,000	3,002,496

LCM 41 Ltd. Series 41A

4.87% (3 mo. USD Term SOFR + 1.200%) (1),(2)	04/15/36	3,500,000	3,498,376

LCM 41 Ltd. Series 41A, Class A2R

5.22% (3 mo. USD Term SOFR + 1.550%) (1),(2)	04/15/36	2,500,000	2,500,910

Madison Park Funding LIX Ltd. Series 2021-59A, Class A1R

5.18% (3 mo. USD Term SOFR + 1.500%) (1),(2)	04/18/37	395,000	395,591

Madison Park Funding LVII Ltd. Series 2022-57A

5.37% (3 mo. USD Term SOFR + 1.700%) (1),(2)	07/27/34	3,125,000	3,128,384

Madison Park Funding LXVII Ltd. Series 2024-67A, Class A1

5.18% (3 mo. USD Term SOFR + 1.510%) (1),(2)	04/25/37	850,000	851,364

Madison Park Funding XLIX Ltd. Series 2021-49A, Class AR

4.73% (3 mo. USD Term SOFR + 1.050%) (1),(2)	10/19/34	5,500,000	5,498,405

Madison Park Funding XLIX Ltd. Series 2021-49A, Class B1R

5.13% (3 mo. USD Term SOFR + 1.450%) (1),(2)	10/19/34	2,000,000	2,000,002

Madison Park Funding XLV Ltd. Series 2020-45A, Class ARR

4.75% (3 mo. USD Term SOFR + 1.080%) (1),(2)	07/15/34	1,000,000	999,568

Madison Park Funding XLVI Ltd. Series 2020-46A, Class ARR

4.67% (3 mo. USD Term SOFR + 1.000%) (1),(2)	10/15/34	5,000,000	5,001,250

Madison Park Funding XXVII Ltd. Series 2018-27A, Class A2R

5.18% (3 mo. USD Term SOFR + 1.500%) (1),(2)	04/20/38	2,250,000	2,252,140

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

Madison Park Funding XXXIX Ltd. Series 2021-39A

5.41% (3 mo. USD Term SOFR + 1.750%) (1),(2)	10/22/34		$185,000	$185,258

Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2

5.20% (3 mo. USD Term SOFR + 1.530%) (1),(2)	04/15/37		2,275,000	2,278,544

Magnetite XIX Ltd. Series 2017-19A, Class B1RR

5.13% (3 mo. USD Term SOFR + 1.450%) (1),(2)	04/17/34		500,000	500,264

Magnetite XXIII Ltd. Series 2019-23A, Class AR2

4.66% (-3 mo. USD Term SOFR + 0.990%) (1),(2)	01/25/35		2,700,000	2,696,428

Neuberger Berman CLO XVII Ltd. Series 2014-17A, Class AR3

5.06% (3 mo. USD Term SOFR + 1.400%) (1),(2)	07/22/38		1,400,000	1,401,737

Neuberger Berman Euro CLO DAC Series 2025-8A, Class A2

3.76% (3 mo. EUR EURIBOR + 1.735%) (1),(2)	01/20/39	EUR	2,000,000	2,354,081

Neuberger Berman Loan Advisers CLO 38 Ltd. Series 2020-38A, Class BR2

5.08% (3 mo. USD Term SOFR + 1.400%) (1),(2)	10/20/36		1,000,000	1,000,984

Neuberger Berman Loan Advisers CLO 39 Ltd. Series 2020-39A, Class A1R

5.21% (3 mo. USD Term SOFR + 1.530%) (1),(2)	04/20/38		250,000	250,213

Neuberger Berman Loan Advisers CLO 41 Ltd. Series 2021-41A, Class AR

4.72% (3 mo. USD Term SOFR + 1.050%) (1),(2)	04/15/34		500,000	500,224

Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class AR

4.63% (3 mo. USD Term SOFR + 0.950%) (1),(2)	07/16/36		755,000	754,068

Neuberger Berman Loan Advisers CLO 43Ltd. Series 2021-43A

4.73% (3 mo. USD Term SOFR + 1.050%) (1),(2)	07/17/36		1,120,000	1,119,965

Neuberger Berman Loan Advisers CLO 45Ltd. Series 2021-45A, Class AR

4.73% (3 mo. USD Term SOFR + 1.060%) (1),(2)	10/14/36		4,000,000	4,004,000

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

Neuberger Berman Loan Advisers CLO 50 Ltd. Series 2022-50A

4.71% (3 mo. USD Term SOFR + 1.040%) (1),(2)	07/23/36		$1,750,000	$1,746,906

Neuberger Berman Loan Advisers CLO 52 Ltd. Series 2022-52A, Class AR

5.02% (3 mo. USD Term SOFR + 1.350%) (1),(2)	10/24/38		850,000	851,262

Neuberger Berman Loan Advisers CLO Ltd. Series 2017-24A, Class AR2

5.04% (3 mo. USD Term SOFR + 1.360%) (1),(2)	10/19/38		2,000,000	2,002,490

Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd. Series 2023-1A, Class A2R

5.22% (3 mo. USD Term SOFR + 1.550%) (1),(2)	10/25/36		2,000,000	2,004,100

Northwoods Capital 25 Ltd. Series 2021-25A, Class AR

4.80% (3 mo. USD Term SOFR + 1.120%) (1),(2)	07/20/34		2,500,000	2,498,757

OCP Aegis CLO Ltd. Series 2023-29A, Class BR

5.23% (3 mo. USD Term SOFR + 1.550%) (1),(2)	01/20/36		500,000	500,955

OCP CLO Ltd. Series 2021-22A, Class AR

5.03% (3 mo. USD Term SOFR + 1.350%) (1),(2)	10/20/37		850,000	852,034

OCP CLO Ltd. Series 2023-26A, Class AR

4.76% (3 mo. USD Term SOFR + 1.080%) (1),(2)	04/17/37		1,850,000	1,846,866

OCP CLO Ltd. Series 2024-33A, Class A1

5.18% (3 mo. USD Term SOFR + 1.500%) (1),(2)	07/20/37		480,000	480,724

OCP Euro CLO DAC Series 2023-7A, Class BRR

4.09% (3 mo. EUR EURIBOR + 1.850%) (1),(2)	10/20/39	EUR	950,000	1,116,986

Octagon 57 Ltd. Series 2021-1A, Class AR

4.74% (3 mo. USD Term SOFR + 1.070%) (1),(2)	10/15/34		1,300,000	1,301,023

Octagon 64 Ltd. Series 2022-1A, Class A1R

4.93% (3 mo. USD Term SOFR + 1.260%) (1),(2)	07/21/35		4,700,000	4,703,121

Octagon Investment Partners 29 Ltd. Series 2016-1A, Class A1R2

5.10% (3 mo. USD Term SOFR + 1.420%) (1),(2)	07/18/37		850,000	850,993

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Octagon Investment Partners 36 Ltd. Series 2018-1A, Class A2

5.13% (3 mo. USD Term SOFR + 1.462%) (1),(2)	04/15/31	$137,656	$137,712

Octagon Investment Partners 40 Ltd. Series 2019-1A, Class A1RR

4.72% (3 mo. USD Term SOFR + 1.040%) (1),(2)	01/20/35	2,300,000	2,296,129

Octagon Investment Partners 40 Ltd. Series 2019-1A, Class A2RR

4.98% (3 mo. USD Term SOFR + 1.300%) (1),(2)	01/20/35	2,000,000	1,991,014

Octagon Investment Partners 41 Ltd. Series 2019-2A, Class A1R2

4.76% (3 mo. USD Term SOFR + 1.090%) (1),(2)	10/15/33	1,600,000	1,600,768

Octagon Investment Partners 41 Ltd. Series 2019-2A, Class A2R2

5.27% (3 mo. USD Term SOFR + 1.600%) (1),(2)	10/15/33	2,000,000	2,002,012

Octagon Investment Partners 45 Ltd. Series 2019-1A, Class A1RR

4.82% (3 mo. USD Term SOFR + 1.150%) (1),(2)	04/15/35	2,000,000	2,000,736

Octagon Investment Partners 45 Ltd. Series 2019-1A, Class BRR

5.27% (3 mo. USD Term SOFR + 1.600%) (1),(2)	04/15/35	600,000	600,588

Octagon Investment Partners 49 Ltd. Series 2020-5A

5.22% (3 mo. USD Term SOFR + 1.550%) (1),(2)	04/15/37	2,000,000	2,003,044

Octagon Investment Partners 50 Ltd. Series 2020-4A, Class AR2

4.75% (3 mo. USD Term SOFR + 1.080%) (1),(2)	01/15/35	3,000,000	2,997,495

Octagon Investment Partners 50 Ltd. Series 2020-4A, Class BR2

5.22% (3 mo. USD Term SOFR + 1.550%) (1),(2)	01/15/35	2,000,000	2,001,064

Octagon Investment Partners 51 Ltd. Series 2021-1A, Class AR

4.67% (3 mo. USD Term SOFR + 0.990%) (1),(2)	07/20/34	5,500,000	5,488,538

Octagon Investment Partners XXI Ltd. Series 2014-1A, Class A2R4

4.80% (3 mo. USD Term SOFR + 1.150%) (1),(2)	02/14/31	5,500,000	5,502,238

OHA Credit Funding 1 Ltd. Series 2018-1A, Class B1R

5.68% (3 mo. USD Term SOFR + 2.000%) (1),(2)	04/20/37	250,000	250,521

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

OHA Credit Funding 4 Ltd. Series 2019-4A, Class AR2

4.95% (3 mo. USD Term SOFR + 1.290%) (1),(2)	01/22/38		$1,000,000	$1,001,623

OHA Credit Funding 5 Ltd. Series 2020-5A, Class AR

5.03% (3 mo. USD Term SOFR + 1.350%) (1),(2)	10/18/37		400,000	400,689

Palmer Square BDC CLO 1 Ltd. Series 1A, Class A

5.27% (3 mo. USD Term SOFR + 1.600%) (1),(2)	07/15/37		1,830,000	1,833,354

Palmer Square CLO Ltd. Series 2024-2A, Class A1

5.08% (3 mo. USD Term SOFR + 1.400%) (1),(2)	07/20/37		500,000	500,732

Palmer Square CLO Ltd. Series 2024-4A, Class A2

5.17% (3 mo. USD Term SOFR + 1.500%) (1),(2)	01/15/38		1,000,000	1,001,170

Palmer Square European Loan Funding DAC Series 2025-2A, Class B

3.98% (3 mo. EUR EURIBOR + 2.000%) (1),(2)	02/15/35	EUR	850,000	997,111

Palmer Square European Loan Funding DAC Series 2025-3A, Class B

4.00% (3 mo. EUR EURIBOR + 1.800%) (1),(2)	07/15/35	EUR	475,000	557,979

Palmer Square Loan Funding Ltd. Series 2023-2A, Class A2R

5.17% (3 mo. USD Term SOFR + 1.500%) (1),(2)	01/25/32		4,000,000	4,005,056

Palmer Square Loan Funding Ltd. Series 2024-2A, Class A2R

4.82% (3 mo. USD Term SOFR + 1.150%) (1),(2)	01/15/33		3,000,000	3,000,510

Palmer Square Loan Funding Ltd. Series 2024-3A

4.81% (3 mo. USD Term SOFR + 1.150%) (1),(2)	08/08/32		1,000,000	999,409

Palmer Square Loan Funding Ltd. Series 2025-3A, Class A1

4.66% (3 mo. USD Term SOFR + 0.950%) (1),(2)	01/15/34		300,000	299,877

Palmer Square Loan Funding Ltd. Series 2025-3A, Class A2

5.11% (3 mo. USD Term SOFR + 1.400%) (1),(2)	01/15/34		132,000	132,093

Park Avenue Institutional Advisers CLO Ltd. Series 2017-1A, Class A2R2

5.20% (3 mo. USD Term SOFR + 1.550%) (1),(2)	02/14/34		2,045,000	2,046,397

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

Park Avenue Institutional Advisers CLO Ltd. Series 2019-2A, Class A1RR

4.72% (-3 mo. USD Term SOFR + 1.050%) (1),(2)	10/15/34		$1,500,000	$1,498,589

Park Avenue Institutional Advisers CLO Ltd. Series 2019-2A, Class A2RR

5.17% (3 mo. USD Term SOFR + 1.500%) (1),(2)	10/15/34		2,000,000	2,001,954

Park Avenue Institutional Advisers CLO Ltd. Series 2021-2A, Class BR

5.27% (3 mo. USD Term SOFR + 1.600%) (1),(2)	07/15/34		1,500,000	1,501,333

Park Avenue Institutional Advisers CLO Ltd. Series 2022-1A, Class A2

5.55% (3 mo. USD Term SOFR + 1.870%) (1),(2)	04/20/35		380,000	380,649

Penta CLO 20 DAC Series 2025-20X, Class B

4.10% (3 mo. EUR EURIBOR + 1.900%)(1),(3)	10/15/39	EUR	1,750,000	2,060,537

Rad CLO 21 Ltd. Series 2023-21A, Class A1R

4.74% (3 mo. USD Term SOFR + 1.070%) (1),(2)	01/25/37		5,500,000	5,487,636

RAD CLO 26 Ltd. Series 2024-26A, Class A

5.05% (3 mo. USD Term SOFR + 1.370%) (1),(2)	10/20/37		400,000	400,986

Regatta XI Funding Ltd. Series 2018-1A, Class AR

5.08% (3 mo. USD Term SOFR + 1.400%) (1),(2)	07/17/37		2,000,000	2,002,340

Regatta XXVII Funding Ltd. Series 2024-1A, Class A1

5.20% (3 mo. USD Term SOFR + 1.530%) (1),(2)	04/26/37		500,000	500,469

Regatta XXVII Funding Ltd. Series 2024-1A, Class A2

5.40% (3 mo. USD Term SOFR + 1.730%) (1),(2)	04/26/37		1,500,000	1,502,049

Riserva CLO Ltd. Series 2016-3A, Class AR3

4.73% (3 mo. USD Term SOFR + 1.050%) (1),(2)	01/18/34		2,718,379	2,720,700

Rockford Tower CLO Ltd. Series 2018-1A, Class A

5.02% (3 mo. USD Term SOFR + 1.362%) (1),(2)	05/20/31		774,745	775,076

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

Rockford Tower CLO Ltd. Series 2019-1A, Class AR2

4.78% (3 mo. USD Term SOFR + 1.100%) (1),(2)	04/20/34		$825,000	$825,401

Rockford Tower CLO Ltd. Series 2019-1A, Class B1R2

5.28% (3 mo. USD Term SOFR + 1.600%) (1),(2)	04/20/34		2,000,000	2,001,438

Rockford Tower CLO Ltd. Series 2019-2A, Class AR2

4.79% (3 mo. USD Term SOFR + 1.130%) (1),(2)	08/20/32		659,585	660,391

Rockford Tower CLO Ltd. Series 2020-1A, Class A1RR

4.77% (3 mo. USD Term SOFR + 1.090%) (1),(2)	01/20/36		2,010,000	2,010,422

Rockford Tower CLO Ltd. Series 2021-2A, Class A2R

5.18% (3 mo. USD Term SOFR + 1.500%) (1),(2)	07/20/34		2,000,000	2,000,940

Rockford Tower CLO Ltd. Series 2022-1A, Class BR

5.38% (3 mo. USD Term SOFR + 1.700%) (1),(2)	07/20/35		2,020,000	2,021,545

Rockford Tower CLO Ltd. Series 2025-1A, Class A1

4.88% (3 mo. USD Term SOFR + 1.210%) (1),(2)	03/31/38		5,500,000	5,502,634

Rockford Tower Europe CLO DAC Series 2019-1A, Class B1R

4.34% (3 mo. EUR EURIBOR + 2.100%) (1),(2)	01/20/38	EUR	750,000	882,174

RR 14 Ltd. Series 2021-14A, Class A1

5.05% (3 mo. USD Term SOFR + 1.382%) (1),(2)	04/15/36		500,000	500,584

RR 16 Ltd. Series 2021-16A, Class A2R

5.17% (3 mo. USD Term SOFR + 1.500%) (1),(2)	07/15/36		2,000,000	2,001,954

RR 26 Ltd. Series 2023-26A, Class A1R

4.79% (3 mo. USD Term SOFR + 1.120%) (1),(2)	04/15/38		3,000,000	2,997,726

RR 5 Ltd. Series 2018-5A, Class A1R

5.17% (3 mo. USD Term SOFR + 1.500%) (1),(2)	07/15/39		1,500,000	1,502,131

Sixth Street CLO VIII Ltd. Series 2017-8A, Class A1R2

4.83% (3 mo. USD Term SOFR + 1.150%) (1),(2)	10/20/34		1,150,000	1,150,869

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Sixth Street CLO XX Ltd. Series 2021-20A, Class A1R

5.00% (3 mo. USD Term SOFR + 1.320%) (1),(2)	07/17/38	$650,000	$651,426

Sixth Street CLO XXI Ltd. Series 2022-21A, Class AR

5.04% (3 mo. USD Term SOFR + 1.370%) (1),(2)	10/21/37	2,000,000	2,002,926

Sixth Street CLO XXII Ltd. Series 2023-22A, Class AR

4.80% (3 mo. USD Term SOFR + 1.130%) (1),(2)	04/21/38	2,000,000	1,996,000

Symphony CLO 36 Ltd. Series 2022-36A, Class AR

5.03% (3 mo. USD Term SOFR + 1.360%) (1),(2)	10/24/37	2,700,000	2,702,956

Symphony CLO 43 Ltd. Series 2024-43A, Class A1

5.19% (3 mo. USD Term SOFR + 1.520%) (1),(2)	04/15/37	850,000	851,129

Symphony CLO XXII Ltd. Series 2020-22A, Class A1AR

4.86% (3 mo. USD Term SOFR + 1.180%) (1),(2)	04/18/33	369,935	370,179

Symphony CLO XXIII Ltd. Series 2020-23A, Class BR2

5.02% (3 mo. USD Term SOFR + 1.350%) (1),(2)	01/15/34	2,000,000	2,001,956

Symphony CLO XXIV Ltd. Series 2020-24A, Class A1R

4.80% (3 mo. USD Term SOFR + 1.130%) (1),(2)	10/23/35	3,275,000	3,273,012

Symphony CLO XXIX Ltd. Series 2021-29A, Class AR

4.82% (3 mo. USD Term SOFR + 1.150%) (1),(2)	10/15/35	800,000	799,726

Symphony CLO XXV Ltd. Series 2021-25A, Class BR

5.18% (3 mo. USD Term SOFR + 1.500%) (1),(2)	04/19/34	1,800,000	1,801,769

Symphony CLO XXXII Ltd. Series 2022-32A, Class AR

4.82% (3 mo. USD Term SOFR + 1.150%) (1),(2)	10/23/35	500,000	499,853

TCI-Symphony CLO Ltd. Series 2016-1A, Class AR2

4.95% (3 mo. USD Term SOFR + 1.282%) (1),(2)	10/13/32	213,975	214,220

Texas Debt Capital CLO Ltd. Series 2023-2A, Class A1R

5.04% (3 mo. USD Term SOFR + 1.370%) (1),(2)	10/21/37	321,000	321,456

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Thompson Park CLO Ltd. Series 2021-1A, Class A1R

4.72% (3 mo. USD Term SOFR + 1.050%) (1),(2)	04/15/34	$2,200,000	$2,201,181

Trestles CLO II Ltd. Series 2018-2A, Class A1R

5.24% (3 mo. USD Term SOFR + 1.570%) (1),(2)	07/25/37	2,000,000	2,003,208

Trestles CLO V Ltd. Series 2021-5A, Class A1R

4.93% (3 mo. USD Term SOFR + 1.250%) (1),(2)	10/20/34	2,800,000	2,801,319

Trestles CLO VIII Ltd. Series 2025-8A, Class A1

5.01% (3 mo. USD Term SOFR + 1.330%) (1),(2)	06/11/35	3,300,000	3,302,488

Trinitas CLO VI Ltd. Series 2017-6A, Class AR4

4.78% (3 mo. USD Term SOFR + 1.110%) (1),(2)	01/25/34	280,792	280,665

Trinitas CLO VI Ltd. Series 2017-6A, Class B1R4

5.32% (3 mo. USD Term SOFR + 1.650%) (1),(2)	01/25/34	1,000,000	1,000,665

Trinitas CLO VII Ltd. Series 2017-7A

4.73% (3 mo. USD Term SOFR + 1.060%) (1),(2)	01/25/35	3,750,000	3,748,361

Trinitas CLO VII Ltd. Series 2017-7A, Class B1R2

5.27% (3 mo. USD Term SOFR + 1.600%) (1),(2)	01/25/35	1,000,000	1,000,371

Trinitas CLO X Ltd. Series 2019-10A, Class AR2

4.81% (3 mo. USD Term SOFR + 1.140%) (1),(2)	01/15/35	1,950,000	1,948,128

Trinitas CLO XIV Ltd. Series 2020-14A, Class A1R2

4.77% (3 mo. USD Term SOFR + 1.100%) (1),(2)	01/25/34	1,850,859	1,851,349

Trinitas CLO XIV Ltd. Series 2020-14A, Class BR2

5.37% (3 mo. USD Term SOFR + 1.700%) (1),(2)	01/25/34	1,750,000	1,751,374

Trinitas CLO XVI Ltd. Series 2021-16A, Class A1R

4.81% (3 mo. USD Term SOFR + 1.130%) (1),(2)	07/20/34	3,000,000	2,998,287

Trinitas CLO XXX Ltd. Series 2024-30A, Class A1

5.04% (3 mo. USD Term SOFR + 1.370%) (1),(2)	10/23/37	1,000,000	1,001,070

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Valley Stream Park CLO Ltd. Series 2022-1A

4.87% (3 mo. USD Term SOFR + 1.190%) (1),(2)	01/20/37	$4,070,000	$4,072,352

Voya CLO Ltd. Series 2013-3A, Class A2RR

5.64% (3 mo. USD Term SOFR + 1.961%) (1),(2)	10/18/31	327,073	327,849

Voya CLO Ltd. Series 2015-3A

5.48% (3 mo. USD Term SOFR + 1.800%) (1),(2)	10/20/31	925,000	925,808

Voya CLO Ltd. Series 2017-3A, Class A1RR

4.74% (3 mo. USD Term SOFR + 1.060%) (1),(2)	04/20/34	4,875,000	4,875,010

Voya CLO Ltd. Series 2017-3A, Class AAR2

5.28% (3 mo. USD Term SOFR + 1.600%) (1),(2)	04/20/34	2,000,000	2,001,626

Voya CLO Ltd. Series 2018-4A, Class A1RR

5.03% (3 mo. USD Term SOFR + 1.360%) (1),(2)	10/15/37	750,000	750,750

Voya CLO Ltd. Series 2019-1A, Class A2RR

5.27% (3 mo. USD Term SOFR + 1.600%) (1),(2)	10/15/37	850,000	850,791

Voya CLO Ltd. Series 2019-2A, Class AR

4.88% (3 mo. USD Term SOFR + 1.200%) (1),(2)	07/20/32	1,559,695	1,561,626

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Voya CLO Ltd. Series 2019-3A, Class BR

5.59% (3 mo. USD Term SOFR + 1.912%) (1),(2)	10/17/32	$500,000	$500,922

Voya CLO Ltd. Series 2020-1A, Class ARR

4.76% (3 mo. USD Term SOFR + 1.080%) (1),(2)	07/16/34	1,500,000	1,499,267

Voya CLO Ltd. Series 2022-3A, Class A2R2

5.08% (3 mo. USD Term SOFR + 1.400%) (1),(2)	10/20/36	400,000	398,796

Total Asset-Backed Securities

(Cost: $493,649,553)			494,023,428

Total Fixed Income Securities

(Cost: $493,649,553)			494,023,428

Issues		Shares	Value

MONEY MARKET INVESTMENTS — 0.4%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.60% (4)		1,473,326	1,473,326

TCW Central Cash Fund, 3.69% (4),(5)		343,243	343,243

Total Money Market Investments

(Cost: $1,816,569)			1,816,569

Total Investments (99.8%)

(Cost: $495,466,122)			495,839,997

Excess Of Other Assets Over Liabilities (0.2%)			1,173,526

Net Assets (100.0%)			$497,013,523

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (7)
Bank of New York	EUR	1,600,000	06/26/26	$1,872,693	$1,882,300	$(9,607)
Goldman Sachs & Co.	EUR	15,491,436	06/26/26	17,918,712	18,224,709	(305,997)

				$19,791,405	$20,107,009	$(315,604)

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

April 30, 2026

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
BDC	Business Development Company.
CLO	Collateralized Loan Obligation.
PAC	Planned Amortization Class.
SOFR	Secured Overnight Financing Rate.
EUR	Euro Currency.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2026.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2026, the value of these securities amounted to $491,139,297 or 98.8% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Trust’s Board of Trustees.
(3)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2026, the value of these securities amounted to $2,884,131 or 0.6% of net assets.
(4)	Rate disclosed is the 7-day net yield as of April 30, 2026.
(5)	Affiliated issuer.
(6)	Fund buys foreign currency, sells USD.
(7)	Fund sells foreign currency, buys USD.

The summary of the TCW AAA CLO ETF transactions in the affiliated funds for the period ended April 30, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2026	Value at April 30, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$8,123,243	$174,820,000	$182,600,000	343,243	$343,243	$142,225	$—	$—	$—

Total					$343,243	$142,225	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

Fair Valuation Summary (Unaudited)	April 30, 2026

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$494,023,428	$—	$494,023,428
Equity Securities
Money Market Investments	1,816,569	—	—	1,816,569

Total Investments	$1,816,569	$494,023,428	$—	$495,839,997

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(315,604)	$—	$(315,604)

Total	$—	$(315,604)	$—	$(315,604)

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

Schedule of Investments (Unaudited)	April 30, 2026

Issues	Maturity Date	Principal Amount		Value

FIXED INCOME SECURITIES — 103.3% of Net Assets

ASSET-BACKED SECURITIES — 6.7%

Aqueduct European CLO Series 2025-15A, Class CR3

4.62% (3 mo. EUR EURIBOR + 2.450%) (1),(2)	01/25/39	EUR	450,000	$529,448

Bain Capital Credit CLO Ltd. Series 2020-2A, Class CR3

5.33% (3 mo. USD Term SOFR + 1.650%) (1),(2)	07/19/34		425,000	423,237

DailyPay Securitization Trust Series 2025-1A, Class A

5.63% (2)	06/26/28		375,000	375,907

Edgeconnex Data Centers Issuer LLC Series 2022-1, Class A2

4.25% (2)	03/25/52		433,613	422,641

Elmwood CLO IV Ltd. Series 2020-1A, Class CRR

5.63% (3 mo. USD Term SOFR + 1.950%) (1),(2)	04/18/37		550,000	550,350

FIGRE Trust Series 2026-FL1, Class A3

5.94% (2)	03/25/56		410,253	411,549

Hertz Vehicle Financing III LP Series 2021-2A, Class D

4.34% (2)	12/27/27		250,000	247,523

LMDV Issuer Co. LLC Series 2025-1A, Class C

7.88% (2)	12/15/55		300,000	303,780

Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd. Series 2023-1A, Class D1R

7.02% (3 mo. USD Term SOFR + 3.350%) (1),(2)	10/25/36		300,000	300,653

Rockford Tower Europe CLO DAC Series 2023-1A, Class BR

4.15% (3 mo. EUR EURIBOR + 1.950%) (1),(2)	04/15/37	EUR	750,000	881,992

Skyline Aviation, Inc. Class A

3.23% (3)	07/03/38		1,600,530	1,514,630

SLC Student Loan Trust Series 2004-1, Class B

4.34% (90 day USD SOFR Average + 0.552%) (1)	08/15/31		73,166	64,704

SLC Student Loan Trust Series 2008-1, Class A4A

5.55% (90 day USD SOFR Average + 1.862%) (1)	12/15/32		71,761	72,032

SLM Student Loan Trust Series 2004-2, Class B

4.40% (90 day USD SOFR Average + 0.732%) (1)	07/25/39		63,285	60,462

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

SLM Student Loan Trust Series 2006-8, Class A6

4.09% (90 day USD SOFR Average + 0.422%) (1)	01/25/41	$481,515	$463,085

SLM Student Loan Trust Series 2008-2, Class B

5.13% (90 day USD SOFR Average + 1.460%) (1)	01/25/83	185,000	199,781

SLM Student Loan Trust Series 2008-3, Class B

5.13% (90 day USD SOFR Average + 1.462%) (1)	04/26/83	185,000	193,781

SLM Student Loan Trust Series 2008-4, Class B

5.78% (90 day USD SOFR Average + 2.112%) (1)	04/25/73	185,000	197,317

SLM Student Loan Trust Series 2008-5, Class B

5.78% (90 day USD SOFR Average + 2.112%) (1)	07/25/73	2,235,000	2,388,724

SLM Student Loan Trust Series 2008-6, Class B

5.78% (90 day USD SOFR Average + 2.112%) (1)	07/26/83	185,000	192,942

SLM Student Loan Trust Series 2008-7, Class B

5.78% (90 day USD SOFR Average + 2.112%) (1)	07/26/83	185,000	185,900

SLM Student Loan Trust Series 2012-7, Class A3

4.41% (30 day USD SOFR Average + 0.764%) (1)	05/26/26	290,896	284,628

Structured Receivables Finance LLC Series 2010-A, Class B

7.61% (2)	01/16/46	74,865	75,200

Switch ABS Issuer LLC Series 2025-2A, Class B

6.24% (2)	10/25/55	270,000	260,091

Unity-Peace Park CLO Ltd. Series 2022-1A, Class CR

5.33% (3 mo. USD Term SOFR + 1.650%) (1),(2)	04/20/35	450,000	449,046

Voya CLO Ltd. Series 2014-4A, Class A2RA

5.53% (3 mo. USD Term SOFR + 1.862%) (1),(2)	07/14/31	1,650,000	1,655,135

Voya CLO Ltd. Series 2017-3A, Class AAR2

5.28% (3 mo. USD Term SOFR + 1.600%) (1),(2)	04/20/34	1,500,000	1,501,220

Total Asset-Backed Securities

(Cost: $14,025,974)			14,205,758

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 35.5%

Federal Home Loan Mortgage Corp., Pool #SD8204

2.00%	04/01/52	$1,678,446	$1,351,596

Federal Home Loan Mortgage Corp., Pool #SD8219

2.50%	06/01/52	1,263,542	1,065,028

Federal Home Loan Mortgage Corp., Pool #SD8225

3.00%	07/01/52	2,154,170	1,891,772

Federal Home Loan Mortgage Corp., Pool #C03813

3.50%	04/01/42	380,100	358,554

Federal Home Loan Mortgage Corp., Pool #SD7503

3.50%	08/01/49	1,815,473	1,677,439

Federal Home Loan Mortgage Corp., Pool #SD8244

4.00%	09/01/52	1,264,131	1,191,262

Federal Home Loan Mortgage Corp., Pool #SD8297

4.00%	02/01/53	3,309,980	3,118,156

Federal Home Loan Mortgage Corp., Pool #SD5323

4.00%	01/01/54	2,527,910	2,381,800

Federal Home Loan Mortgage Corp., Pool #SD8257

4.50%	10/01/52	614,977	595,341

Federal Home Loan Mortgage Corp., Pool #SD6706

4.50%	01/01/54	1,262,770	1,221,065

Federal Home Loan Mortgage Corp., Pool #G08844

5.00%	10/01/48	104,495	105,137

Federal Home Loan Mortgage Corp., Pool #SD8491

5.00%	12/01/54	2,030,192	2,004,817

Federal Home Loan Mortgage Corp., Pool #G01644

5.50%	02/01/34	19,052	19,511

Federal Home Loan Mortgage Corp., Pool #A25162

5.50%	05/01/34	33,240	34,040

Federal Home Loan Mortgage Corp., Pool #A33262

5.50%	02/01/35	14,064	14,500

Federal Home Loan Mortgage Corp., Pool #A68781

5.50%	10/01/37	2,135	2,205

Federal Home Loan Mortgage Corp., Pool #RQ0013

5.50%	06/01/55	440,794	443,368

Federal Home Loan Mortgage Corp., Pool #G02366

6.50%	10/01/36	15,508	16,512

Federal Home Loan Mortgage Corp., Pool #G01548

7.50%	07/01/32	96,421	102,788

Federal Home Loan Mortgage Corp. REMICS Series 2174, Class PN (PAC)

6.00%	07/15/29	4,747	4,834

Federal National Mortgage Association, Pool #MA4333

2.00%	05/01/41	514,938	448,710

Federal National Mortgage Association, Pool #MA4547

2.00%	02/01/52	2,397,755	1,931,039

Federal National Mortgage Association, Pool #MA4562

2.00%	03/01/52	5,435,196	4,362,759

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #FS1598

2.00%	04/01/52	$988,407	$795,931

Federal National Mortgage Association, Pool #MA4512

2.50%	01/01/52	914,807	772,290

Federal National Mortgage Association, Pool #MA1527

3.00%	08/01/33	7,195	6,935

Federal National Mortgage Association, Pool #MA1561

3.00%	09/01/33	403,470	388,752

Federal National Mortgage Association, Pool #MA3811

3.00%	10/01/49	341,037	299,196

Federal National Mortgage Association, Pool #FS2646

3.00%	06/01/52	2,578,992	2,273,742

Federal National Mortgage Association, Pool #MA1608

3.50%	10/01/33	348,992	340,525

Federal National Mortgage Association, Pool #FM2318

3.50%	09/01/49	690,727	638,210

Federal National Mortgage Association, Pool #MA4732

4.00%	09/01/52	585,677	552,285

Federal National Mortgage Association, Pool #AL0209

4.50%	05/01/41	120,787	119,804

Federal National Mortgage Association, Pool #CA1710

4.50%	05/01/48	5,547	5,432

Federal National Mortgage Association, Pool #CA1711

4.50%	05/01/48	393,458	385,315

Federal National Mortgage Association, Pool #CA2208

4.50%	08/01/48	5,150	5,043

Federal National Mortgage Association, Pool #MA3537

4.50%	12/01/48	354,170	346,819

Federal National Mortgage Association, Pool #MA4733

4.50%	09/01/52	4,877,498	4,722,214

Federal National Mortgage Association, Pool #MA4784

4.50%	10/01/52	411,500	398,361

Federal National Mortgage Association, Pool #FS9508

4.50%	03/01/54	519,405	502,251

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #776708

5.00%	05/01/34	$37,520	$37,890

Federal National Mortgage Association, Pool #764388

5.38% (6 mo. USD RFUCCT + 1.383%) (1)	03/01/34	5,033	5,047

Federal National Mortgage Association, Pool #890221

5.50%	12/01/33	38,677	39,561

Federal National Mortgage Association, Pool #889184

5.50%	09/01/36	28,585	29,238

Federal National Mortgage Association, Pool #MA5072

5.50%	07/01/53	683,820	690,955

Federal National Mortgage Association, Pool #844773

6.00% (1 yr. USD RFUCCT + 1.559%) (1)	12/01/35	2,148	2,180

Federal National Mortgage Association, Pool #939419

6.27% (1 yr. USD RFUCCT + 1.265%) (1)	05/01/37	16,749	16,782

Federal National Mortgage Association, Pool #549740

6.50%	10/01/27	359	360

Federal National Mortgage Association, Pool #735861

6.50%	09/01/33	16,625	17,330

Federal National Mortgage Association, Pool #253974

7.00%	08/01/31	229	244

Federal National Mortgage Association, Pool #545191

7.00%	09/01/31	242	258

Federal National Mortgage Association, Pool #630599

7.00%	05/01/32	1,180	1,259

Federal National Mortgage Association, Pool #655928

7.00%	08/01/32	624	665

Federal National Mortgage Association, Pool #735207

7.00%	04/01/34	353	375

Federal National Mortgage Association REMICS Series 2001-52, Class YZ (PAC)

6.50%	10/25/31	37,350	38,702

Federal National Mortgage Association REMICS Series 2007-64, Class FA

4.23% (30 day USD SOFR Average + 0.584%) (1)	07/25/37	20,119	20,036

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2018-38, Class PA (PAC)

3.50%	06/25/47	$1,814	$1,775

Federal National Mortgage Association REMICS Series 2018-43, Class CT

3.00%	06/25/48	138,642	124,401

Federal National Mortgage Association REMICS Series 2018-86, Class JA (PAC)

4.00%	05/25/47	48,192	47,742

Government National Mortgage Association, Pool #MA6080

3.00%	08/20/49	17,122	15,025

Government National Mortgage Association, Pool #MA6209

3.00%	10/20/49	292,158	256,388

Government National Mortgage Association, Pool #MA6030

3.50%	07/20/49	32,739	29,701

Government National Mortgage Association, Pool #MA4511

4.00%	06/20/47	2,414	2,304

Government National Mortgage Association, Pool #MA4838

4.00%	11/20/47	217,272	207,308

Government National Mortgage Association, Pool #MA4901

4.00%	12/20/47	178,818	170,617

Government National Mortgage Association, Pool #782810

4.50%	11/15/39	228,083	226,598

Government National Mortgage Association, Pool #MA4588

4.50%	07/20/47	85,273	84,097

Government National Mortgage Association, Pool #MA5399

4.50%	08/20/48	215,407	211,413

Government National Mortgage Association, Pool #MA8347

4.50%	10/20/52	667,124	649,605

Government National Mortgage Association, Pool #MA4454

5.00%	05/20/47	9,667	9,838

Government National Mortgage Association, Pool #MA4589

5.00%	07/20/47	470,670	478,998

Government National Mortgage Association, Pool #MA5530

5.00%	10/20/48	2,531	2,556

Government National Mortgage Association, Pool #80968

5.38% (1 yr. CMT + 1.500%) (1)	07/20/34	5,149	5,230

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association, Pool #MA9488

5.50%	02/20/54	$780,223	$791,701

Government National Mortgage Association, TBA

2.50% (4)	11/01/51	2,950,000	2,527,259

3.50% (4)	08/01/55	2,575,000	2,326,155

4.00% (4)	07/01/55	3,000,000	2,796,612

5.00% (4)	02/01/56	750,000	743,715

5.50% (4)	01/01/56	825,000	830,833

Uniform Mortgage-Backed Security, TBA

2.50% (4)	10/01/51	3,400,000	2,848,588

3.50% (4)	01/01/52	9,300,000	8,470,649

4.00% (4)	06/01/55	7,400,000	6,942,491

4.50% (4)	02/01/56	2,850,000	2,742,475

5.00% (4)	02/01/56	2,575,000	2,537,634

5.50% (4)	01/01/56	1,150,000	1,156,066

Total Residential Mortgage-Backed Securities — Agency

(Cost: $75,789,771)			75,033,994

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 3.8%

ACREC LLC Series 2026-FL4, Class C

5.66% (1 mo. USD Term SOFR + 2.000%) (1),(2)	01/18/43	380,000	380,759

ALA Trust Series 2025-OANA, Class C

5.75% (1 mo. USD Term SOFR + 2.092%) (1),(2)	06/15/40	520,000	522,895

AMSR Trust Series 2025-SFR1, Class E1

3.66% (2)	06/17/42	520,000	478,165

BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A

4.23% (2),(5)	08/10/38	1,095,000	1,073,113

DBC Mortgage Trust Series 2025-DBC, Class C

5.71% (1 mo. USD Term SOFR + 2.050%) (1),(2)	11/15/42	575,000	576,166

DC Office Trust Series 2019-MTC, Class A

2.97% (2)	09/15/45	765,000	690,539

FirstKey Homes Trust Series 2021-SFR2, Class E2

2.36% (2)	09/17/38	320,000	316,147

JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class A

3.40% (2)	06/05/39	740,000	700,154

MKT Mortgage Trust Series 2020-525M, Class A

2.69% (2)	02/12/40	520,000	470,620

NYCT Trust Series 2024-3ELV, Class C

6.49% (1 mo. USD Term SOFR + 2.840%) (1),(2)	08/15/29	520,000	519,156

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

PFP Ltd. Series 2026-13, Class C

5.66% (1 mo. USD Term SOFR + 2.000%) (1),(2)	08/18/43	$430,000	$430,971

Progress Residential Trust Series 2024-SFR2, Class F

3.65% (2),(5)	04/17/41	450,000	419,308

Progress Residential Trust Series 2025-SFR1, Class E2

3.75% (2)	02/17/42	620,000	576,217

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B

4.14% (2),(5)	01/05/43	45,000	39,496

Velocity Commercial Capital Loan Trust Series 2019-1, Class A

3.76% (2),(5)	03/25/49	862,214	831,858

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $8,278,652)			8,025,564

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 8.6%

ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2, Class M5

4.79% (1 mo. USD Term SOFR + 1.134%) (1)	04/25/35	419,693	417,204

Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE9, Class M1

4.74% (1 mo. USD Term SOFR + 1.089%) (1)	12/25/34	226,224	214,284

Banc of America Funding Trust Series 2003-2, Class 1A1

6.50%	06/25/32	2,986	3,042

Banc of America Funding Trust Series 2014-R6, Class 2A11

4.05% (2),(5)	07/26/36	1,700,000	1,510,356

Bear Stearns ALT-A Trust Series 2004-12, Class 1M1

4.70% (1 mo. USD Term SOFR + 1.044%) (1)	01/25/35	2,715	2,716

C-BASS Trust Series 2007-CB5, Class A1

3.89% (1 mo. USD Term SOFR + 0.234%) (1)	04/25/37	82,824	49,306

C-BASS Trust Series 2007-CB5, Class A3

4.27% (1 mo. USD Term SOFR + 0.614%) (1)	04/25/37	984,158	585,326

Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2005-2A, Class A1

3.95% (1 mo. USD Term SOFR + 0.294%) (1),(2)	05/25/36	20,587	20,026

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

CHL Mortgage Pass-Through Trust Series 2004-14, Class 4A1

5.43% (5)	08/25/34	$35,880	$34,112

CIM Trust Series 2021-R3, Class A1A

1.95% (2),(5)	06/25/57	1,234,271	1,151,025

Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1, Class M1

4.40% (1 mo. USD Term SOFR + 0.744%) (1)	02/25/35	1,245,249	1,185,323

COOPR Residential Mortgage Trust Series 2025-CES3, Class M1

5.63% (2),(5)	09/25/60	500,000	492,713

Countrywide Asset-Backed Certificates Trust Series 2005-7, Class MV5

4.89% (1 mo. USD Term SOFR + 1.239%) (1)	11/25/35	1,168,557	1,163,415

Credit Suisse First Boston Mortgage Securities Corp. Series 98-1, Class A4

6.49%	09/25/28	8,372	8,357

Credit-Based Asset Servicing & Securitization LLC Series 2003-CB3, Class AF1

3.38%	12/25/32	240,347	236,946

Credit-Based Asset Servicing & Securitization LLC Series 2006-CB2, Class AF4

2.93%	12/25/36	293,970	240,129

Cross Mortgage Trust Series 2025-H5, Class A3

5.86% (2)	07/25/70	1,367,949	1,372,692

CSMC Trust Series 2022-ATH2, Class A1

4.55% (2),(5)	05/25/67	1,256,690	1,254,283

Federal Home Loan Mortgage Corp. REMICS Series 3460, Class SA (I/O) (I/F)

2.45% (-30 day USD SOFR Average + 6.086%) (1)	06/15/38	290,777	20,130

Federal Home Loan Mortgage Corp. REMICS Series 4030, Class HS (I/O) (I/F)

2.86% (-30 day USD SOFR Average + 6.496%) (1)	04/15/42	281,959	28,537

Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA6, Class B2

11.15% (30 day USD SOFR Average + 7.500%) (1),(2)	10/25/41	650,000	668,274

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01, Class 1M1

4.65% (30 day USD SOFR Average + 1.000%) (1),(2)	12/25/41	83,311	83,283

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2003-124, Class TS (I/F)

9.80% (-30 day USD SOFR Average + 99.197%) (1)	01/25/34	$1,199	$1,313

Federal National Mortgage Association REMICS Series 2008-50, Class SA (I/O) (I/F)

2.29% (-30 day USD SOFR Average + 5.936%) (1)	11/25/36	295,812	22,152

Federal National Mortgage Association Trust Series 2003-W6, Class 5T (I/O) (I/F)

0.55% (-30 day USD SOFR Average + 8.036%) (1)	09/25/42	4,125,923	43,703

FIGRE Trust Series 2025-FL2, Class A3

5.56% (2)	11/25/55	469,740	467,329

FIGRE Trust Series 2025-HE7, Class C

5.35% (2),(5)	11/25/55	667,648	662,601

FIGRE Trust Series 2025-HE8, Class C

5.46% (2),(5)	11/25/55	660,984	656,914

First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1

4.79% (5)	09/25/34	16,509	16,656

HarborView Mortgage Loan Trust Series 2007-7, Class 2A1A

5.77% (1 mo. USD Term SOFR + 2.114%) (1)	10/25/37	1,042,675	990,722

Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A2

5.66% (2)	09/25/40	640,000	642,311

IndyMac INDX Mortgage Loan Trust Series 2004-AR7, Class A2

4.63% (1 mo. USD Term SOFR + 0.974%) (1)	09/25/34	5,517	4,833

IndyMac INDX Mortgage Loan Trust Series 2004-AR8, Class 2A2A

4.57% (1 mo. USD Term SOFR + 0.914%) (1)	11/25/34	15,861	14,919

IndyMac INDX Mortgage Loan Trust Series 2007-AR11, Class 1A1

3.27% (5)	06/25/37	381,908	347,465

IndyMac Manufactured Housing Contract Pass-Through Certificates Series 1997-1, Class A3

6.61%	02/25/28	16,441	16,489

IndyMac Manufactured Housing Contract Pass-Through Certificates Series 1997-1, Class A4

6.75%	02/25/28	4,377	4,390

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

JPMorgan Mortgage Trust Series 2007-A3, Class 3A2

4.68% (5)	05/25/37	$70,702	$61,193

MASTR Adjustable Rate Mortgages Trust Series 2003-6, Class 4A2

4.34% (5)	01/25/34	19,147	18,807

MASTR Seasoned Securitization Trust Series 2004-1, Class 4A1

6.53% (5)	10/25/32	3,047	3,010

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2C

4.13% (1 mo. USD Term SOFR + 0.474%) (1)	06/25/37	107,478	107,688

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2D

4.27% (1 mo. USD Term SOFR + 0.614%) (1)	06/25/37	198,616	199,650

Mid-State Trust XI Series 11, Class A1

4.86%	07/15/38	50,760	50,798

Morgan Stanley ABS Capital I, Inc. Trust Series 2004-NC7, Class M2

4.70% (1 mo. USD Term SOFR + 1.044%) (1)	07/25/34	84,994	90,044

Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE3, Class M5

4.80% (1 mo. USD Term SOFR + 1.149%) (1)	07/25/35	946,400	932,375

New York Mortgage Trust Series 2005-3, Class A1

4.25% (1 mo. USD Term SOFR + 0.594%) (1)	02/25/36	83,753	83,752

RCKT Mortgage Trust Series 2025-CES11, Class A2

5.23% (2)	11/25/55	530,000	526,330

Residential Asset Mortgage Products Trust Series 2003-SL1, Class A41

8.00%	04/25/31	15,196	5,264

Residential Asset Mortgage Products Trust Series 2004-SL1, Class A7

7.00%	11/25/31	4,251	3,687

Residential Asset Securitization Trust Series 2004-IP2, Class 2A1

3.74% (5)	12/25/34	9,317	8,575

Structured Adjustable Rate Mortgage Loan Trust Series 2004-15, Class A

5.48% (5)	10/25/34	386,942	376,932

Structured Asset Mortgage Investments II Trust Series 2005-AR1, Class A1

4.26% (1 mo. USD Term SOFR + 0.594%) (1)	04/19/35	174,059	171,166

Issues	Maturity Date	Principal Amount		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Structured Asset Mortgage Investments II Trust Series 2005-AR8, Class A2

5.15% (1 yr. MTA + 1.480%) (1)	02/25/36		$163,083	$140,986

Vista Point Securitization Trust Series 2024-CES2, Class A3

5.91% (2)	10/25/54		640,000	643,803

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR13, Class A1A3

5.33% (1 mo. USD Term SOFR + 1.674%) (1)	10/25/45		229,479	226,000

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $18,986,551)				18,283,336

CORPORATE BONDS — 22.4%

Aerospace/Defense — 0.2%

TransDigm, Inc.

6.75% (2)	01/31/34		440,000	452,153

Agriculture — 0.4%

Altria Group, Inc.

4.88%	02/04/28		400,000	403,400

BAT Capital Corp. (United Kingdom)

3.56%	08/15/27		145,000	143,508

Imperial Brands Finance PLC (United Kingdom)

6.13% (2)	07/27/27		235,000	239,401

				786,309

Auto Manufacturers — 0.1%

Volkswagen International Finance NV (Germany)

7.88% (9 yr. EUR Swap + 4.783%) (1),(6),(7)	09/06/32	EUR	200,000	262,038

Auto Parts & Equipment — 0.1%

Robert Bosch GmbH (Germany)

4.38% (6)	06/02/43	EUR	100,000	114,038

Banks — 4.1%

Bank of America Corp.

1.92% (1 day USD SOFR + 1.370%) (1)	10/24/31		885,000	785,491

2.55% (1 day USD SOFR + 1.050%) (1)	02/04/28		85,000	83,836

2.69% (1 day USD SOFR + 1.320%) (1)	04/22/32		130,000	117,949

3.42% (3 mo. USD Term SOFR + 1.302%) (1)	12/20/28		360,000	354,168

Citibank NA

4.91%	05/29/30		180,000	182,954

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

April 30, 2026

Issues	Maturity Date	Principal Amount		Value

Banks (Continued)

Citigroup, Inc.

3.52% (3 mo. USD Term SOFR + 1.413%) (1)	10/27/28		$435,000	$429,101

Goldman Sachs Group, Inc.

3.81% (3.814% to 04/23/28 then 3 mo. USD LIBOR + 1.158%) (1)	04/23/29		1,230,000	1,212,841

JPMorgan Chase & Co.

2.07% (1 day USD SOFR + 1.015%) (1)	06/01/29		30,000	28,582

2.96% (1 day USD SOFR + 1.260%) (1)	01/25/33		500,000	454,075

4.01% (3 mo. USD Term SOFR + 1.382%) (1)	04/23/29		1,055,000	1,046,803

Morgan Stanley

2.51% (1 day USD SOFR + 1.200%) (1)	10/20/32		290,000	257,247

Morgan Stanley Bank NA

5.02% (1 day USD SOFR + 0.906%) (1)	01/12/29		680,000	686,514

Morgan Stanley Private Bank NA

4.20% (1 day USD SOFR + 0.780%) (1)	11/17/28		895,000	892,082

Wells Fargo & Co.

2.39% (1 day USD SOFR + 2.100%) (1)	06/02/28		1,860,000	1,819,880

5.57% (1 day USD SOFR + 1.740%) (1)	07/25/29		395,000	403,840

				8,755,363

Beverages — 0.1%

Maple Parent Holdings Corp.

4.73% (2)	03/26/35	EUR	100,000	117,847

Biotechnology — 0.1%

Genmab AS/Genmab Finance LLC (Denmark)

6.25% (2)	12/15/32		125,000	128,302

Building Materials — 0.1%

JH North America Holdings, Inc.

6.13% (2)	07/31/32		223,000	223,745

Chemicals — 0.2%

International Flavors & Fragrances, Inc.

2.30% (2)	11/01/30		475,000	425,163

Commercial Services — 0.3%

AA Bond Co. Ltd. (United Kingdom)

5.50% (6)	07/31/50	GBP	100,000	132,064

7.38% (6)	07/31/50	GBP	100,000	141,349

Issues	Maturity Date	Principal Amount		Value

Commercial Services (Continued)

Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxemburg)

7.00% (2)	05/21/30		$111,000	$114,625

Rollins, Inc.

5.25%	02/24/35		200,000	199,992

VT Topco, Inc.

8.50% (2)	08/15/30		136,000	139,303

				727,333

Computers — 0.2%

Dell International LLC/EMC Corp.

4.75%	04/01/28		470,000	472,876

Cosmetics/Personal Care — 0.2%

Edgewell Personal Care Co.

4.13% (2)	04/01/29		123,000	117,593

Opal Bidco SAS (France)

6.50% (2)	03/31/32		112,000	114,377

Perrigo Finance Unlimited Co.

6.13%	09/30/32		119,000	112,173

				344,143

Diversified Financial Services — 0.6%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)

2.45%	10/29/26		645,000	639,685

Avolon Holdings Funding Ltd. (Ireland)

2.53% (2)	11/18/27		136,000	131,845

Jane Street Group/JSG Finance, Inc.

6.75% (2)	05/01/33		334,000	343,372

Sumisho Air Lease Corp.

3.63%	12/01/27		205,000	201,913

				1,316,815

Electric — 1.7%

Alliant Energy Corp.

5.75% (5 yr. CMT + 2.077%) (1)	04/01/56		140,000	137,575

Alliant Energy Finance LLC

3.60% (2)	03/01/32		175,000	162,762

Alpha Generation LLC

6.25% (2)	01/15/34		115,000	114,209

Amprion GmbH (Germany)

4.58% (6)	01/15/46	EUR	100,000	115,602

Appalachian Power Co.

3.30%	06/01/27		410,000	405,302

Ausgrid Finance Pty. Ltd. (Australia)

5.95% (6)	12/10/35	AUD	100,000	70,161

CenterPoint Energy, Inc.

5.95% (5 yr. CMT + 2.223%) (1)	04/01/56		265,000	264,165

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Electric (Continued)

Dominion Energy, Inc.

6.00% (5 yr. CMT + 2.262%) (1)	02/15/56		$140,000	$140,392

6.20% (5 yr. CMT + 2.006%) (1)	02/15/56		380,000	380,566

Duke Energy Corp.

2.65%	09/01/26		30,000	29,844

Electricite de France SA

2.00% (6)	12/09/49	EUR	100,000	69,873

4.63% (6)	05/07/45	EUR	100,000	114,235

4.75% (6)	06/17/44	EUR	200,000	233,596

Enel SpA (Italy)

4.50% (EUAMDB05 + 1.821%) (6),(7),(1)	10/14/34	EUR	100,000	112,473

Entergy Corp.

6.10% (5 yr. CMT + 2.013%) (1)	06/15/56		75,000	74,768

Eversource Energy

4.60%	07/01/27		595,000	595,797

FirstEnergy Transmission LLC

2.87% (2)	09/15/28		353,000	339,586

Southwestern Electric Power Co.

5.30%	04/01/33		150,000	152,144

Trans-Allegheny Interstate Line Co.

5.00% (2)	01/15/31		130,000	131,976

				3,645,026

Electrical Components & Equipment — 0.1%

Energizer Holdings, Inc.

6.00% (2)	09/15/33		121,000	115,751

Engineering & Construction — 0.0%

Sydney Airport Finance Co. Pty. Ltd.

5.90% (6)	04/19/34	AUD	60,000	42,502

Entertainment — 0.4%

Caesars Entertainment, Inc.

6.50% (2)	02/15/32		113,000	110,074

Flutter Treasury DAC (Ireland)

5.00% (2)	04/29/29	EUR	190,000	226,744

Great Canadian Gaming Corp./Raptor LLC (Canada)

8.75% (2)	11/15/29		75,000	73,179

Light & Wonder International, Inc.

6.25% (2)	10/01/33		116,000	115,319

Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada)

8.00% (2)	08/01/30		39,000	38,545

Rivers Enterprise Borrower LLC

6.25% (2)	10/15/30		209,000	212,827

Voyager Parent LLC

9.25% (2)	07/01/32		101,000	107,652

				884,340

Issues	Maturity Date	Principal Amount		Value

Environmental Control — 0.3%

Luna 2 5 SARL (Luxemburg)

5.50% (6)	07/01/32	EUR	100,000	$117,771

Seche Environnement SACA (France)

5.87% (5 yr. EURIBOR ICE Swap + 3.707%) (1),(6),(7)	01/09/31	EUR	100,000	116,318

Wrangler Holdco Corp. (Canada)

6.63% (2)	04/01/32		330,000	340,435

				574,524

Food — 0.4%

JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings

6.75%	03/15/34		36,000	39,259

Pilgrim’s Pride Corp.

3.50%	03/01/32		510,000	466,043

Post Holdings, Inc.

6.25% (2)	10/15/34		343,000	339,351

				844,653

Gas — 0.2%

AmeriGas Partners LP/AmeriGas Finance Corp.

9.38% (2)	06/01/28		15,000	15,396

9.50% (2)	06/01/30		35,000	37,323

NiSource, Inc.

5.75% (5 yr. CMT + 2.035%) (1)	07/15/56		250,000	250,282

Nortegas Energia Grupo SL (Spain)

4.13% (6)	01/21/33	EUR	100,000	114,997

Redexis SA

4.38% (6)	05/30/31	EUR	100,000	118,762

				536,760

Health Care-Products — 0.6%

Alcon Finance Corp.

2.75% (2)	09/23/26		450,000	447,620

Medline Borrower LP

3.88% (2)	04/01/29		185,000	179,866

5.25% (2)	10/01/29		346,000	344,509

Sartorius Finance BV (Germany)

4.50% (6)	09/14/32	EUR	100,000	121,130

4.88% (6)	09/14/35	EUR	100,000	122,955

				1,216,080

Health Care-Services — 1.9%

Baylor Scott & White Holdings

2.65%	11/15/26		1,530,000	1,510,493

Cigna Group

5.25%	01/15/36		430,000	430,576

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

April 30, 2026

Issues	Maturity Date	Principal Amount		Value

Health Care-Services (Continued)

Elevance Health, Inc.

5.00%	01/15/36		$180,000	$176,800

HCA, Inc.

2.38%	07/15/31		200,000	177,470

Humana, Inc.

5.55%	05/01/35		430,000	427,282

IQVIA, Inc.

5.70%	05/15/28		475,000	483,963

Kedrion SpA (Italy)

6.50% (2)	09/01/29		188,000	184,500

ModivCare, Inc.

0.00% (2),(8),(9),(10)	10/01/29		877,800	13,167

Molina Healthcare, Inc.

6.50% (2)	02/15/31		28,000	28,504

Tenet Healthcare Corp.

5.50% (2)	11/15/32		339,000	338,827

UnitedHealth Group, Inc.

5.63%	07/15/54		250,000	239,805

				4,011,387

Housewares — 0.1%

Central Garden & Pet Co.

4.13% (2)	04/30/31		248,000	233,475

Newell Brands, Inc.

7.38%	04/01/36		40,000	38,190

				271,665

Insurance — 0.7%

Acrisure LLC/Acrisure Finance, Inc.

8.25% (2)	02/01/29		20,000	20,077

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer

6.50% (2)	10/01/31		9,000	9,086

7.00% (2)	01/15/31		11,000	11,218

7.38% (2)	10/01/32		19,000	18,690

Farmers Exchange Capital

7.05% (2)	07/15/28		1,245,000	1,289,695

Marsh & McLennan Cos., Inc.

4.95%	03/15/36		200,000	197,290

				1,546,056

Internet — 0.9%

Amazon.com, Inc.

4.85%	03/16/64	EUR	165,000	192,161

4.88%	03/13/36		150,000	147,863

5.80%	03/13/56		365,000	359,397

Booking Holdings, Inc.

3.88%	03/21/45	EUR	100,000	103,433

Getty Images, Inc.

10.50% (2)	11/15/30		45,000	39,936

Issues	Maturity Date	Principal Amount		Value

Internet (Continued)

Meta Platforms, Inc.

5.63%	11/15/55		$750,000	$687,907

6.30%	05/15/56		179,000	178,755

Snap, Inc.

6.88% (2)	03/01/33		165,000	160,834

				1,870,286

Investment Companies — 0.1%

Icahn Enterprises LP/Icahn Enterprises Finance Corp.

9.00%	06/15/30		299,000	288,640

Lodging — 0.4%

Hyatt Hotels Corp.

5.05%	03/30/28		520,000	525,127

Las Vegas Sands Corp.

6.00%	06/14/30		335,000	345,452

				870,579

Machinery-Construction & Mining — 0.1%

Eaton Capital ULC

3.55%	03/10/34	EUR	105,000	121,635

Machinery-Diversified — 0.0%

Oregon Tool Lux LP

7.88% (2)	10/15/29		3,127	563

Media — 0.8%

CCO Holdings LLC/CCO Holdings Capital Corp.

7.38% (2)	02/01/36		100,000	98,121

Charter Communications Operating LLC/Charter Communications Operating Capital

2.80%	04/01/31		620,000	555,334

CSC Holdings LLC

5.75% (2)	01/15/30		59,000	21,366

11.75% (2)	01/31/29		460,000	329,479

EchoStar Corp.

10.75%	11/30/29		201,000	218,157

Midcontinent Communications

8.00% (2)	08/15/32		15,000	14,164

Virgin Media O2 Vendor Financing Notes VI DAC (Ireland)

8.50% (2)	03/15/33		47,000	42,331

Virgin Media Secured Finance PLC (United Kingdom)

5.50% (2)	05/15/29		193,000	186,612

VZ Secured Financing BV (Netherlands)

5.00% (2)	01/15/32		208,000	183,052

				1,648,616

Mining — 0.1%

Corp. Nacional del Cobre de Chile

5.95% (6)	01/08/34		300,000	310,908

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Miscellaneous Manufacturers — 0.1%

Dyno Nobel Ltd. (Australia)

5.40%	11/08/32	AUD	80,000	$55,214

5.82%	08/08/35	AUD	90,000	61,821

Smiths Group PLC (United Kingdom)

3.63% (6)	11/13/33	EUR	100,000	113,665

				230,700

Oil & Gas — 0.2%

Ecopetrol SA (Colombia)

8.88%	01/13/33		190,000	204,100

Sunoco LP

5.63% (2)	07/15/34		25,000	24,674

7.88% (5 yr. CMT + 4.230%) (1),(2),(7)	09/18/30		125,000	129,598

Transocean International Ltd.

8.75% (2)	02/15/30		151,900	159,328

				517,700

Packaging & Containers — 0.3%

Amcor U.K. Finance PLC (Australia)

3.75%	02/20/33	EUR	200,000	230,056

Ardagh Group SA (5.50% Cash or 6.50% PIK) due 5/30/26

12.00% (2)	12/01/30		30,000	27,006

Ball Corp.

5.50%	09/15/33		226,000	226,642

Graphic Packaging International LLC

6.38% (2)	07/15/32		100,000	100,028

				583,732

Pharmaceuticals — 0.8%

1261229 BC Ltd.

10.00% (2)	04/15/32		304,000	314,263

Bayer U.S. Finance II LLC (Germany)

4.40% (2)	07/15/44		250,000	198,615

CVS Health Corp.

5.05%	03/25/48		200,000	172,602

5.30%	06/01/33		472,000	478,311

Teva Pharmaceutical Finance Netherlands III BV (Israel)

6.00%	12/01/32		431,000	449,115

				1,612,906

Pipelines — 0.5%

Energy Transfer LP

6.94% (3 mo. USD Term SOFR + 3.279%) (1)	11/01/66		347,000	345,924

Global Partners LP/GLP Finance Corp.

7.13% (2)	07/01/33		112,000	114,799

Issues	Maturity Date	Principal Amount		Value

Pipelines (Continued)

NGL Energy Operating LLC/NGL Energy Finance Corp.

8.13% (2)	02/15/29		$113,000	$117,268

Venture Global LNG, Inc.

9.00% (5 yr. CMT + 5.440%) (1),(2),(7)	09/30/29		245,000	242,337

Venture Global Plaquemines LNG LLC

6.75% (2)	01/15/36		190,000	202,101

				1,022,429

Real Estate — 0.1%

LEG Immobilien SE (Germany)

0.88% (6)	03/30/33	EUR	200,000	189,600

Vonovia SE (Germany)

5.72% (6)	09/03/35	AUD	180,000	122,040

				311,640

REIT — 1.8%

American Tower Corp.

3.60%	01/15/28		360,000	355,032

4.70%	12/15/32		100,000	98,750

Crown Castle, Inc. (REIT)

2.50%	07/15/31		333,000	294,985

CubeSmart LP

4.38%	02/15/29		423,000	420,580

Extra Space Storage LP

3.90%	04/01/29		385,000	378,128

GLP Capital LP/GLP Financing II, Inc.

5.75%	06/01/28		240,000	243,273

5.75%	11/01/37		85,000	83,300

Healthcare Realty Holdings LP

3.50%	08/01/26		225,000	224,597

3.63%	01/15/28		211,000	207,544

Host Hotels & Resorts LP (REIT)

3.38%	12/15/29		358,000	340,995

Hudson Pacific Properties LP

3.95%	11/01/27		215,000	208,000

4.65%	04/01/29		24,000	21,506

Kilroy Realty LP (REIT)

4.25%	08/15/29		221,000	214,074

LXP Industrial Trust

6.75%	11/15/28		105,000	109,773

RHP Hotel Properties LP/RHP Finance Corp. (REIT)

7.25% (2)	07/15/28		110,000	112,559

VICI Properties LP/VICI Notes Co., Inc.

3.88% (2)	02/15/29		90,000	87,621

5.75% (2)	02/01/27		200,000	201,058

WP Carey, Inc. (REIT)

3.75%	05/10/35	EUR	130,000	145,928

				3,747,703

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

April 30, 2026

Issues	Maturity Date	Principal Amount		Value

Retail — 0.4%

BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.

9.50% (2)	07/01/32		$300,000	$259,329

Ferrellgas LP/Ferrellgas Finance Corp.

5.88% (2)	04/01/29		104,000	101,370

9.25% (2)	01/15/31		65,000	68,210

FirstCash, Inc.

6.13% (2)	05/01/34		20,000	19,974

Michaels Cos., Inc.

8.50% (2)	03/15/33		15,000	14,826

Murphy Oil USA, Inc.

3.75% (2)	02/15/31		123,000	114,984

QXO Building Products, Inc.

6.75% (2)	04/30/32		111,000	113,320

Suburban Propane Partners LP/Suburban Energy Finance Corp.

6.50% (2)	12/15/35		110,000	109,001

				801,014

Semiconductors — 0.2%

Foundry JV Holdco LLC

5.50% (2)	01/25/31		350,000	359,572

Software — 1.1%

Cloud Software Group, Inc.

8.25% (2)	06/30/32		108,000	102,626

Fiserv, Inc.

5.25%	08/11/35		300,000	292,734

5.45%	03/15/34		135,000	134,197

5.63%	08/21/33		100,000	101,295

Open Text Corp. (Canada)

6.90% (2)	12/01/27		380,000	388,816

Oracle Corp.

3.80%	11/15/37		80,000	63,342

5.20%	09/26/35		510,000	475,091

6.55%	02/04/46		20,000	18,575

6.70%	02/04/56		115,000	106,055

Paychex, Inc.

5.35%	04/15/32		105,000	105,947

Salesforce, Inc.

4.90%	09/15/31		105,000	104,736

5.55%	03/15/36		210,000	209,490

TeamSystem SpA (Italy)

5.00% (6)	07/01/31	EUR	100,000	110,641

UKG, Inc.

6.88% (2)	02/01/31		40,000	38,950

				2,252,495

Telecommunications — 0.9%

Altice Financing SA (Luxembourg)

9.63% (2)	07/15/27		148,000	114,885

Issues	Maturity Date	Principal Amount		Value

Telecommunications (Continued)

Altice France SA

6.50% (2)	04/15/32		$5,541	$5,456

6.88% (2)	07/15/32		22,000	21,668

9.50% (2)	11/01/29		4,133	4,222

Global Switch Finance BV (United Kingdom)

1.38% (6)	10/07/30	EUR	925,000	1,005,116

Road Michigan Property Owner I LLC

7.50% (2)	03/30/45		35,000	35,075

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC

5.15% (2)	09/20/29		714,000	716,263

				1,902,685

Transportation — 0.2%

Aurizon Network Pty. Ltd. (Australia)

2.90% (6)	09/02/30	AUD	310,000	196,626

Pacific National Finance Pty. Ltd. (Australia)

3.70%	09/24/29	AUD	290,000	190,619

				387,245

Trucking & Leasing — 0.1%

SMBC Aviation Capital Finance DAC (Ireland)

5.10% (2)	04/01/30		110,000	110,998

5.30% (2)	04/03/29		165,000	167,407

				278,405

Water — 0.2%

DWR Cymru Financing U.K. PLC

2.38% (6)	03/31/34	GBP	100,000	101,487

Severn Trent Utilities Finance PLC

3.88% (6)	08/04/37	EUR	175,000	199,153

Yorkshire Water Finance PLC (United Kingdom)

6.38% (6)	11/18/34	GBP	135,000	184,844

				485,484

Total Corporate Bonds

(Cost: $47,978,734)				47,419,806

MUNICIPAL BONDS — 0.0%

New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds

5.15%	02/01/36		3,000	3,040

New York State Dormitory Authority, Revenue Bonds

5.50%	03/15/30		1,821	1,845

Total Municipal Bonds

(Cost: $4,936)				4,885

FOREIGN GOVERNMENT BONDS — 2.7%

Angola Government International Bonds

8.75% (2)	04/14/32		115,000	119,875

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

FOREIGN GOVERNMENT BONDS (Continued)

Brazil Government International Bonds

6.63%	03/15/35		$614,000	$636,712

Colombia Government International Bonds

7.75%	11/07/36		200,000	211,246

Mexico Government International Bonds

6.35%	02/09/35		550,000	567,908

New South Wales Treasury Corp.

4.75% (6)	02/20/37	AUD	685,000	456,489

5.25% (6)	02/24/38	AUD	255,000	175,522

Queensland Treasury Corp.

5.00% (6)	07/21/37	AUD	685,000	462,930

5.25% (6)	08/13/38	AUD	410,000	279,996

Republic of South Africa Government International Bonds

5.88%	04/20/32		267,000	271,133

Romania Government International Bonds

6.38% (6)	01/30/34		562,000	568,429

Treasury Corp. of Victoria

2.00%	11/20/37	AUD	305,000	149,045

Turkiye Government Bonds

36.00%	08/12/26	TRY	19,462,800	427,534

U.K. Gilts

4.38% (6)	03/07/28	GBP	1,070,000	1,454,007

Total Foreign Government Bonds

(Cost: $5,650,265)				5,780,826

U.S. TREASURY SECURITIES — 16.7%

U.S. Treasury Bonds

4.75%	02/15/56		6,059,000	5,834,154

U.S. Treasury Notes

3.75%	04/30/28		5,323,000	5,309,381

3.88%	03/31/28		3,085,000	3,084,518

3.88%	03/31/31		138,000	137,105

3.88%	04/30/31		4,574,000	4,543,805

4.13%	04/30/33		11,125,000	11,069,375

4.13%	02/15/36		5,552,000	5,435,538

Total U.S. Treasury Securities

(Cost: $35,667,872)				35,413,876

BANK LOANS — 6.9%

Advertising — 0.1%

Advantage Sales & Marketing, Inc. 2026 First Out Term Loan

9.93% (3 mo. USD Term SOFR + 6.000%) (1)	04/19/30		166,888	137,057

Research Now Group, Inc. 2024 First Lien First Out Term Loan

8.91% (3 mo. USD Term SOFR + 5.000%) (1)	07/15/28		15,396	15,173

				152,230

Issues	Maturity Date	Principal Amount	Value

Aerospace & Defense — 0.2%

HDI Aerospace Intermediate Holding III Corp. Term Loan B

7.42% (3 mo. USD Term SOFR + 3.750%) (1)	02/11/32	$129,197	$129,951

PMI U.S. Bidco, Inc Delayed Draw Term Loan

0.00% (11)	03/16/33	20,690	20,845

PMI U.S. Bidco, Inc Term Loan B

0.00% (11)	03/16/33	129,310	130,280

TransDigm, Inc. 2023 Term Loan J

6.15% (1 mo. USD Term SOFR + 2.500%) (1)	02/28/31	58,485	58,638

TransDigm, Inc. 2025 Term Loan M

6.15% (1 mo. USD Term SOFR + 2.500%) (1)	08/19/32	38,171	38,279

			377,993

Apparel — 0.1%

ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B

5.90% (1 mo. USD Term SOFR + 2.250%) (1)	12/21/28	142,578	143,051

Banks — 0.0%

Chrysaor Bidco SARL 2025 USD Term Loan B

6.92% (3 mo. USD Term SOFR + 3.250%) (1)	10/30/31	99,501	100,123

Beverages — 0.2%

Arterra Wines Canada, Inc. 2020 Term Loan

7.46% (3 mo. USD Term SOFR + 3.500%) (1)	11/24/27	81,346	79,947

Celsius Holdings, Inc. 2025 Term Loan B

5.95% (3 mo. USD Term SOFR + 2.250%) (1)	04/01/32	34,085	34,302

Naked Juice LLC 2025 FLFO Term Loan

9.20% (3 mo. USD Term SOFR + 5.500%) (1)	01/24/29	246,778	246,582

Naked Juice LLC 2025 FLSO Term Loan

7.05% (3 mo. USD Term SOFR + 3.250%) (1)	01/24/29	31,528	17,937

Primo Brands Corp. 2026 Term Loan B

6.43% (3 mo. USD Term SOFR + 2.750%) (1)	03/31/31	46,255	46,600

			425,368

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

Chemicals — 0.0%

Nouryon Finance BV 2024 USD Term Loan B2

6.94% (6 mo. USD Term SOFR + 3.250%) (1)	04/03/28	$99,496	$99,092

Commercial Services — 0.6%

Amspec Parent LLC 2025 Term Loan

7.20% (3 mo. USD Term SOFR + 3.500%) (1)	12/22/31	112,382	112,488

CCRR Parent, Inc. Term Loan B

8.18% (3 mo. USD Term SOFR + 4.250%) (1)	03/06/28	17,978	6,278

CCRR Parent, Inc. US Acquisition Facility

8.02% (3 mo. USD Term SOFR + 4.250%) (1)	03/06/28	50,692	17,362

DTI Holdco, Inc. 2025 Term Loan B

7.65% (1 mo. USD Term SOFR + 4.000%) (1)	04/26/29	115,646	105,286

Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan

7.20% (3 mo. USD Term SOFR + 3.500%) (1)	07/06/29	155,203	156,271

Fugue Finance BV 2026 USD Term Loan B

5.92% (3 mo. USD Term SOFR + 2.250%) (1)	01/09/32	83,705	83,558

Kelso Industries LLC Term Loan

9.40% (1 mo. USD Term SOFR + 5.750%) (1)	12/30/29	85,577	85,577

KUEHG Corp. 2025 Term Loan

6.45% (3 mo. USD Term SOFR + 2.750%) (1)	06/12/30	8,541	7,983

Lernen Bidco Ltd. 2025 USD Term Loan B3

7.41% (6 mo. USD Term SOFR + 3.500%) (1)	10/27/31	99,501	97,511

Nuvei Technologies Corp. 2025 Repriced Term Loan B

6.15% (1 mo. USD Term SOFR + 2.500%) (1)	11/17/31	149,248	147,588

Priority Holdings LLC 2025 Term Loan B

7.40% (1 mo. USD Term SOFR + 3.750%) (1)	08/02/32	150,000	145,987

Prometric Holdings, Inc. 2025 Term Loan B

7.40% (1 mo. USD Term SOFR + 3.750%) (1)	06/25/32	99,500	99,640

Issues	Maturity Date	Principal Amount	Value

Commercial Services (Continued)

Secretariat Advisors LLC 2025 Term Loan B

7.70% (3 mo. USD Term SOFR + 4.000%) (1)	02/28/32	$51,149	$50,382

TTF Holdings LLC 2024 Term Loan

7.38% (6 mo. USD Term SOFR + 3.750%) (1)	07/18/31	78,798	59,657

			1,175,568

Computers — 0.2%

McAfee LLC 2024 USD 1st Lien Term Loan B

6.65% (1 mo. USD Term SOFR + 3.000%) (1)	03/01/29	69,818	61,702

NCR Atleos LLC 2025 Term Loan B

6.69% (3 mo. USD Term SOFR + 3.000%) (1)	04/16/29	97,513	97,604

Peraton Corp. Term Loan B

7.51% (3 mo. USD Term SOFR + 3.750%) (1)	02/01/28	51,082	43,794

Plano HoldCo, Inc. Term Loan B

7.20% (3 mo. USD Term SOFR + 3.500%) (1)	10/02/31	99,000	80,602

Surf Holdings LLC 2025 Incremental Term Loan

7.27% (1 mo. USD Term SOFR + 3.500%) (1)	03/05/27	149,209	144,826

Tempo Acquisition LLC 2025 Repriced Term Loan B

5.40% (1 mo. USD Term SOFR + 1.750%) (1)	08/31/28	123,431	91,785

			520,313

Cosmetics/Personal Care — 0.1%

ACP Tara Holdings, Inc. 2025 Term Loan B

6.95% (3 mo. USD Term SOFR + 3.250%) (1)	12/15/32	100,000	100,400

Opal Bidco SAS USD Term Loan B4

6.70% (3 mo. USD Term SOFR + 3.000%) (1)	04/28/32	12,974	13,041

			113,441

Distribution & Wholesale — 0.1%

BCPE Empire Holdings, Inc. 2025 Term Loan B

6.90% (1 mo. USD Term SOFR + 3.250%) (1)	12/11/30	70,304	70,249

BCPE Empire Holdings, Inc. 2026 10th Amendment Term Loan

7.15% (1 mo. USD Term SOFR + 3.500%) (1)	12/29/32	46,246	46,261

Gloves Buyer, Inc. 2025 Term Loan

7.65% (1 mo. USD Term SOFR + 4.000%) (1)	05/21/32	99,500	99,614

			216,124

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Diversified Financial Services — 0.2%

Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6

5.41% (1 mo. USD Term SOFR + 1.750%) (1)	06/24/30	$442,249	$444,504

Blackhawk Network Holdings, Inc. 2026 Term Loan B

7.15% (1 mo. USD Term SOFR + 3.500%) (1)	03/12/29	47,309	46,946

			491,450

Electric — 0.1%

Alpha Generation LLC Term Loan B

5.40% (1 mo. USD Term SOFR + 1.750%) (1)	09/30/31	59,179	59,252

Cornerstone Generation LLC Term Loan B

5.91% (3 mo. USD Term SOFR + 2.250%) (1)	08/11/32	20,555	20,635

Potomac Energy Center LLC 2026 Term Loan B

6.41% (3 mo. USD Term SOFR + 2.750%) (1)	08/05/32	22,592	22,790

South Field LLC 2025 1st Lien Term Loan B

6.70% (3 mo. USD Term SOFR + 3.000%) (1)	08/29/31	24,485	24,623

South Field LLC 2025 1st Lien Term Loan C

6.70% (3 mo. USD Term SOFR + 3.000%) (1)	08/29/31	1,531	1,540

			128,840

Electrical Components & Equipment — 0.0%

Pelican Products, Inc. 2021 Term Loan

8.21% (3 mo. USD Term SOFR + 4.250%) (1)	12/29/28	71,297	67,660

Electronics — 0.1%

LSF12 Crown U.S. Commercial Bidco LLC 2026 Term Loan B

6.66% (1 mo. USD Term SOFR + 3.000%) (1)	12/02/31	91,034	91,660

TCP Sunbelt Acquisition Co. 2024 Term Loan B

7.92% (3 mo. USD Term SOFR + 4.250%) (1)	10/24/31	142,812	142,991

			234,651

Entertainment — 0.5%

Allwyn Entertainment Financing U.S. LLC 2025 1st Lien Term Loan B

6.16% (3 mo. USD Term SOFR + 2.500%) (1)	11/24/32	100,000	99,047

Churchill Downs, Inc. 2021 Incremental Term Loan B1

5.40% (1 mo. USD Term SOFR + 1.750%) (1)	03/17/28	99,476	99,725

Issues	Maturity Date	Principal Amount	Value

Entertainment (Continued)

City Football Group Ltd. 2024 Term Loan

7.43% (3 mo. USD Term SOFR + 3.500%) (1)	07/22/30	$99,494	$99,494

DK Crown Holdings, Inc. 2025 Term Loan B

5.41% (1 mo. USD Term SOFR + 1.750%) (1)	03/04/32	129,070	129,428

EOC Borrower LLC Term Loan A

7.40% (1 mo. USD Term SOFR + 3.750%) (1)	03/24/28	13,547	13,581

Flutter Financing BV 2024 Term Loan B

5.45% (3 mo. USD Term SOFR + 1.750%) (1)	11/30/30	86,935	86,826

Great Canadian Gaming Corp. 2024 Term Loan B

8.44% (3 mo. USD Term SOFR + 4.750%) (1)	11/01/29	150,000	146,625

GVC Holdings Gibraltar Ltd. 2025 Term Loan B6 (2029)

5.95% (3 mo. USD Term SOFR + 2.250%) (1)	10/31/29	29,531	29,607

PENN Entertainment, Inc. 2022 Term Loan B

6.15% (1 mo. USD Term SOFR + 2.500%) (1)	05/03/29	120,808	121,440

Showtime Acquisition LLC 2024 1st Lien Term Loan

8.40% (3 mo. USD Term SOFR + 4.750%) (1)	08/16/31	63,822	63,450

TKO Worldwide Holdings LLC 2025 Term Loan

5.66% (3 mo. USD Term SOFR + 2.000%) (1)	11/21/31	102,196	102,586

Voyager Parent LLC Repriced Term Loan B

7.95% (3 mo. USD Term SOFR + 4.250%) (1)	07/01/32	162,068	162,323

			1,154,132

Environmental Control —0.1%

Action Environmental Group, Inc. 2023 Term Loan B

6.69% (3 mo. USD Term SOFR + 3.000%) (1)	10/24/30	10,687	10,695

Heritage Environmental Services, Inc. 2026 Term Loan B

6.68% (3 mo. USD Term SOFR + 3.000%) (1)	04/01/33	59,276	59,572

MIP V Waste Holdings LLC 2025 Term Loan B

6.41% (3 mo. USD Term SOFR + 2.750%) (1)	08/20/32	149,248	150,088

			220,355

Food — 0.2%

BCPE North Star U.S. HoldCo 2, Inc. Term Loan

7.77% (1 mo. USD Term SOFR + 4.000%) (1)	06/09/28	152,437	152,128

C&S Wholesale Grocers, Inc. Term Loan B

8.70% (3 mo. USD Term SOFR + 5.000%) (1)	09/20/30	80,093	78,191

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

Food (Continued)

United Natural Foods, Inc. 2024 Term Loan

8.40% (1 mo. USD Term SOFR + 4.750%) (1)	05/01/31	$178,086	$179,377

Upfield BV 2026 Term Loan B15

0.00% (11)	10/31/30	99,749	98,302

			507,998

Health Care-Products — 0.1%

Hologic, Inc. 2026 USD Term Loan B

5.92% (3 mo. USD Term SOFR + 2.250%) (1)	04/07/33	83,140	82,777

QuidelOrtho Corp. Term Loan

7.65% (1 mo. USD Term SOFR + 4.000%) (1)	08/20/32	14,490	14,092

QuidelOrtho Corp. Term Loan A

5.90% (1 mo. USD Term SOFR + 2.250%) (1)	08/21/30	97,023	92,172

			189,041

Health Care-Services — 0.2%

Heartland Dental LLC 2025 Term Loan

7.40% (1 mo. USD Term SOFR + 3.750%) (1)	08/25/32	39,752	39,831

IQVIA, Inc. 2025 Incremental Term Loan B5

5.45% (3 mo. USD Term SOFR + 1.750%) (1)	01/02/31	118,027	119,097

ModivCare Buyer LLC Takeback Term Loan

8.70% (3 mo. USD Term SOFR + 5.000%) (1)	12/30/32	143,827	130,043

Pediatric Associates Holding Co. LLC 2021 Term Loan B

7.18% (3 mo. USD Term SOFR + 3.250%) (1)	12/29/28	25,584	25,385

Star Parent, Inc. Term Loan B

7.70% (3 mo. USD Term SOFR + 4.000%) (1)	09/27/30	116,700	116,883

			431,239

Holding Companies — Diversified — 0.1%

GC Ferry Acquisition I, Inc. Term Loan

7.20% (3 mo. USD Term SOFR + 3.500%) (1)	08/16/32	102,286	102,173

Household Products/Wares — 0.0%

Lavender Dutch BorrowerCo BV USD Term Loan

6.95% (3 mo. USD Term SOFR + 3.250%) (1)	12/30/32	99,750	99,345

Internet — 0.3%

Arches Buyer, Inc. 2021 Term Loan B

7.00% (1 mo. USD Term SOFR + 3.250%) (1)	12/06/27	150,082	150,101

Issues	Maturity Date	Principal Amount	Value

Internet (Continued)

Barracuda Networks, Inc. 2022 Term Loan

8.16% (3 mo. USD Term SOFR + 4.500%) (1)	08/15/29	$27,933	$19,279

Delivery Hero SE 2024 USD Term Loan B

8.64% (3 mo. USD Term SOFR + 5.000%) (1)	12/12/29	101,727	101,472

MH Sub I LLC 2023 Term Loan

7.90% (1 mo. USD Term SOFR + 4.250%) (1)	05/03/28	46,336	42,813

MH Sub I LLC 2024 Term Loan B4

7.90% (1 mo. USD Term SOFR + 4.250%) (1)	12/31/31	72,663	57,626

PUG LLC 2024 Extended Term Loan B

8.40% (1 mo. USD Term SOFR + 4.750%) (1)	03/15/30	94,067	93,456

Red Ventures LLC 2024 Term Loan B

6.40% (1 mo. USD Term SOFR + 2.750%) (1)	03/04/30	47,297	42,437

WatchGuard Technologies, Inc. Term Loan

8.90% (1 mo. USD Term SOFR + 5.250%) (1)	07/02/29	99,485	92,148

			599,332

Lodging — 0.3%

Hilton Domestic Operating Co., Inc. 2023 Term Loan B4

5.40% (1 mo. USD Term SOFR + 1.750%) (1)	11/08/30	343,841	345,898

Station Casinos LLC 2024 Term Loan B

5.65% (1 mo. USD Term SOFR + 2.000%) (1)	03/14/31	122,110	122,565

Wyndham Hotels & Resorts, Inc. 2024 Term Loan

5.40% (1 mo. USD Term SOFR + 1.750%) (1)	05/24/30	99,494	100,240

			568,703

Machinery-Construction & Mining — 0.2%

Tenaska Westmoreland Management LLC Term Loan B

5.88% (3 mo. USD Term SOFR + 2.250%) (1)	02/18/33	150,000	150,562

Terex Corp. 2025 Term Loan

5.40% (1 mo. USD Term SOFR + 1.750%) (1)	10/08/31	99,499	100,152

WEC U.S. Holdings Ltd. 2024 Term Loan

5.66% (1 mo. USD Term SOFR + 2.000%) (1)	01/27/31	149,619	150,113

			400,827

Media — 0.5%

Charter Communications Operating LLC 2024 Term Loan B5

5.94% (3 mo. USD Term SOFR + 2.250%) (1)	12/15/31	884,953	885,462

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Media (Continued)

Virgin Media Bristol LLC 2023 USD Term Loan Y

6.97% (6 mo. USD Term SOFR + 3.175%) (1)	03/31/31	$150,000	$140,735

Ziggo Financing Partnership 2025 Term Loan B

6.91% (6 mo. USD Term SOFR + 3.220%) (1)	01/15/33	118,685	117,884

			1,144,081

Miscellaneous Manufacturers — 0.1%

Cleanova U.S. Holdings LLC 2025 Term Loan B

8.42% (3 mo. USD Term SOFR + 4.750%) (1)	06/14/32	175,137	173,386

Office/Business Equipment — 0.1%

Xerox Holdings Corp. 2023 Non-CoOp Term Loan

7.73% (6 mo. USD Term SOFR + 4.000%) (1)	11/19/29	245,421	174,863

Packaging & Containers — 0.0%

Balcan Innovations, Inc. Term Loan B

8.40% (1 mo. USD Term SOFR + 4.750%) (1)	10/18/31	44,266	29,768

Pharmaceuticals — 0.1%

Elanco Animal Health, Inc. 2025 Term Loan B

5.41% (1 mo. USD Term SOFR + 1.750%) (1)	10/31/32	99,750	100,171

Jazz Financing Lux SARL 2024 1st Lien Term Loan B2

5.90% (1 mo. USD Term SOFR + 2.250%) (1)	05/05/28	44,969	45,228

			145,399

Pipelines — 0.0%

ITT Holdings LLC 2026 Term Loan B

5.63% (1 mo. USD Term SOFR + 1.975%) (1)	10/11/30	99,499	99,772

REIT — 1.2%

Healthpeak Properties, Inc. 2024 Term Loan A3

4.50% (3 mo. USD Term SOFR + 0.850%) (1)	03/01/29	565,051	557,282

Healthpeak Properties, Inc. Term Loan A1

4.49% (1 mo. USD Term SOFR + 0.840%) (1)	08/20/27	279,976	277,526

Issues	Maturity Date	Principal Amount	Value

REIT (Continued)

Healthpeak Properties, Inc. Term Loan A2

4.49% (1 mo. USD Term SOFR + 0.840%) (1)	02/22/27	$279,976	$277,526

Invitation Homes Operating Partnership LP 2024 Term Loan

4.50% (1 mo. USD Term SOFR + 0.850%) (1)	09/09/28	796,510	784,562

Iron Mountain, Inc. 2022 Term Loan A

5.40% (1 mo. USD Term SOFR + 1.750%) (1)	03/18/30	336,875	334,207

OEG Borrower LLC 2024 Term Loan B

7.19% (3 mo. USD Term SOFR + 3.500%) (1)	06/30/31	99,495	100,241

Outfront Media Capital LLC 2025 Term Loan B

5.65% (1 mo. USD Term SOFR + 2.000%) (1)	09/24/32	150,000	150,891

			2,482,235

Retail — 0.3%

1011778 BC Unlimited Liability Co. 2024 Term Loan B6

5.40% (1 mo. USD Term SOFR + 1.750%) (1)	09/20/30	114,278	114,528

BW Gas & Convenience Holdings LLC 2021 Term Loan B

7.27% (1 mo. USD Term SOFR + 3.500%) (1)	03/31/28	99,478	99,644

Dave & Buster’s, Inc. 2024 1st Lien Term Loan B

6.94% (3 mo. USD Term SOFR + 3.250%) (1)	11/01/31	51,326	44,622

KFC Holding Co. 2021 Term Loan B

5.53% (1 mo. USD Term SOFR + 1.750%) (1)	03/15/28	79,246	79,662

Michaels Cos., Inc. 2026 Term Loan B

8.67% (3 mo. USD Term SOFR + 5.000%) (1)	03/15/33	50,000	49,568

Pacific Bells LLC 2024 Repriced Term Loan B

7.20% (3 mo. USD Term SOFR + 3.500%) (1)	11/13/28	99,500	100,246

Peer Holding III BV 2025 USD Term Loan B5B

6.20% (3 mo. USD Term SOFR + 2.500%) (1)	07/01/31	94,798	95,177

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

Retail (Continued)

Raising Cane’s Restaurants LLC 2025 Term Loan B

5.65% (1 mo. USD Term SOFR + 2.000%) (1)	11/03/32	$143,389	$143,703

			727,150

Software — 0.5%

Boxer Parent Co., Inc. 2025 USD Term Loan B

6.67% (3 mo. USD Term SOFR + 3.000%) (1)	07/30/31	99,497	92,387

Cast & Crew Payroll LLC 2021 Incremental Term Loan

7.41% (3 mo. USD Term SOFR + 3.750%) (1)	12/29/28	21,147	9,463

Cloud Software Group, Inc. 2025 Term Loan B (2031)

6.95% (3 mo. USD Term SOFR + 3.250%) (1)	03/21/31	168,606	156,436

Cloudera, Inc. 2021 Term Loan

7.50% (1 mo. USD Term SOFR + 3.750%) (1)	10/08/28	99,481	89,906

Darktrace PLC 1st Lien Term Loan

6.93% (3 mo. USD Term SOFR + 3.250%) (1)	10/09/31	147,185	138,753

Electronic Arts, Inc. Term Loan B

0.00% (11)	03/24/33	30,885	30,931

Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B

6.15% (1 mo. USD Term SOFR + 2.500%) (1)	01/30/32	13,836	13,402

Planview Parent, Inc. 2024 1st Lien Term Loan

7.20% (3 mo. USD Term SOFR + 3.500%) (1)	12/17/27	75,797	58,577

Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B

6.95% (3 mo. USD Term SOFR + 3.250%) (1)	10/26/30	147,892	116,835

Quartz Acquireco LLC 2025 Term Loan B

5.95% (3 mo. USD Term SOFR + 2.250%) (1)	06/28/30	262,726	219,542

Renaissance Holding Corp. 2024 1st Lien Term Loan

7.66% (3 mo. USD Term SOFR + 4.000%) (1)	04/05/30	83,549	57,082

Issues	Maturity Date	Principal Amount		Value

Software (Continued)

SonarSource Financing LLC Term Loan

8.18% (3 mo. USD Term SOFR + 4.500%) (1)	12/19/30		$16,623	$15,210

				998,524

Telecommunications — 0.1%

GOGO Intermediate Holdings LLC Term Loan B

7.52% (1 mo. USD Term SOFR + 3.750%) (1)	04/30/28		73,147	65,753

Zayo Group Holdings, Inc. 2025 USD Term Loan

6.77% (1 mo. USD Term SOFR + 3.000%) (1)	03/11/30		99,437	99,340

				165,093

Total Bank Loans

(Cost: $14,882,383)				14,659,320

Total Fixed Income Securities

(Cost: $221,265,138)				218,827,365

CONVERTIBLE SECURITIES — 0.2%

CONVERTIBLE CORPORATE BONDS — 0.2%

Beverages — 0.1%

Davide Campari-Milano NV (Italy)

2.38% (6)	01/17/29	EUR	200,000	229,517

Commercial Services — 0.0%

Worldline SA (France)

0.00% (6),(10)	07/30/26	EUR	18,354	21,989

Engineering & Construction — 0.1%

Cellnex Telecom SA

0.75% (6)	11/20/31	EUR	100,000	105,435

Total Convertible Corporate Bonds

(Cost: $325,604)				356,941

Total Convertible Securities

(Cost: $325,604)				356,941

Security		Shares		Value

COMMON STOCK — 0.1%

Health Care-Services — 0.1%

ModivCare, Inc. (12)			30,082	195,533

Total Common Stock

(Cost: $195,533)				195,533

INVESTMENT COMPANIES — 1.7%

TCW Private Asset Income Fund — I Class (13)			347,821	3,471,258

Total Investment Companies

(Cost: $3,477,805)				3,471,258

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

Schedule of Investments (Unaudited) (Continued)

Security	Shares	Value

MONEY MARKET INVESTMENTS — 10.7%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.60% (14)	985,358	$985,358

TCW Central Cash Fund, 3.69% (13),(14)	21,558,124	21,558,124

Total Money Market Investments

(Cost: $22,543,482)		22,543,482

PURCHASED OPTIONS (15) — 0.0%

(Cost: $14,235)		24,917

Total Investments (116.0%)

(Cost: $247,821,797)		245,419,496

Net Unrealized Appreciation (Depreciation) On Unfunded Commitments (-0.0%) (16)		(113)

Liabilities In Excess Of Other Assets (-16.0%)		(33,778,829)

Net Assets (100.0%)		$211,640,554

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
44	U.S. Long Bond Futures	06/18/26	$5,172,833	$4,965,125	$(207,708)
79	U.S. Ultra Long Bond Futures	06/18/26	9,460,406	9,087,469	(372,937)
221	5-Year U.S. Treasury Note Futures	06/30/26	24,211,003	23,831,742	(379,261)
48	2-Year U.S. Treasury Note Futures	06/30/26	10,029,330	9,942,000	(87,330)
30	10-Year U.S. Treasury Note Futures	06/18/26	3,475,583	3,385,781	(89,802)

			$52,349,155	$51,212,117	$(1,137,038)

Short Futures
30	10-Year Australian Bond Futures	06/15/26	$(2,330,014)	$(2,312,401)	$17,613
6	3-Year Australian Bond Futures	06/15/26	(448,724)	(446,538)	2,186
1	30-Year Euro-Buxl Futures	06/08/26	(131,916)	(127,904)	4,012
14	Euro Schatz Futures	06/08/26	(1,744,270)	(1,737,588)	6,682
18	Euro-Bobl Futures	06/08/26	(2,470,594)	(2,438,961)	31,633
14	Euro-Bund Futures	06/08/26	(2,102,285)	(2,059,802)	42,483
3	Long Gilt Futures	06/26/26	(376,745)	(353,482)	23,263

			$(9,604,548)	$(9,476,676)	$127,872

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

April 30, 2026

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (17)
JP Morgan Chase Bank	EUR	166,123	06/26/26	$195,191	$195,333	$142

				$195,191	$195,333	$142

SELL (18)
JP Morgan Chase Bank	AUD	3,303,838	06/26/26	$2,270,547	$2,372,965	$(102,418)
Goldman Sachs & Co.	EUR	5,542,864	06/26/26	6,412,093	6,517,510	(105,417)
Citibank N.A.	GBP	1,396,231	06/26/26	1,858,468	1,897,073	(38,605)
JP Morgan Chase Bank	GBP	105,515	06/26/26	139,511	143,364	(3,853)

				$10,680,619	$10,930,912	$(250,293)

Swaptions

Description	Counterparty	Interest Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Purchased Swaptions — OTC
5-Year Interest Rate Swap	Barclays Capital	4.06	10/19/26	$4,745,000	$4,745,000	$24,917	$14,235	$10,682

Written Swaptions — OTC
2-Year Interest Rate Swap	JP Morgan Chase Bank	3.60	7/15/26	(8,154,000)	(8,154,000)	(3,016)	(6,640)	3,624
2-Year Interest Rate Swap	JP Morgan Chase Bank	4.60	7/15/26	(8,154,000)	(8,154,000)	(29,095)	(14,386)	(14,709)

Total Written Swaptions						$(32,111)	$(21,026)	$(11,085)

Centrally Cleared—Interest Rate Swap Agreements

Notional Amount	Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
GBP 7,265,000	03/20/28	Annual	12—Month SONIA	Annual	3.933%	$(38,704)	$(29,689)	$(68,393)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
AUD	Australian Dollar.
CLO	Collateralized Loan Obligation.
CMT	Constant Maturity Treasury Index.
EUR	Euro Currency.
EURIBOR	Euro Interbank Offered Rate.
GBP	British Pound Sterling.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
PIK	Payment In Kind.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduits.
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term.

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

Schedule of Investments (Unaudited) (Continued)

SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
STACR	Structured Agency Credit Risk.
TBA	To Be Announced.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2026.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2026, the value of these securities amounted to $40,807,905 or 19.3% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Trust’s Board of Trustees.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(4)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(5)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2026, the value of these securities amounted to $8,408,258 or 4.0% of net assets.
(7)	Perpetual maturity.
(8)	Restricted security (Note 10).
(9)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(10)	Security is not accruing interest.
(11)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(12)	Non-income producing security.
(13)	Affiliated issuer.
(14)	Rate disclosed is the 7-day net yield as of April 30, 2026.
(15)	See options table for description of purchased options.
(16)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(17)	Fund buys foreign currency, sells USD.
(18)	Fund sells foreign currency, buys USD.

The summary of the TCW Core Plus Bond ETF transactions in the affiliated funds for the period ended April 30, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2026	Value at April 30, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$16,629,548	$164,228,576	$159,300,000	21,558,124	$21,558,124	$324,529	$—	$—	$—
TCW Private Asset Income Fund — Share Class I
	3,399,555	82,056	—	347,821	3,471,258	152,269	716	—	(10,353)

Total					$25,029,382	$476,798	$716	$—	$(10,353)

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

Fair Valuation Summary (Unaudited)	April 30, 2026

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Agency	$—	$75,033,994	$—	$75,033,994
Corporate Bonds	—	47,419,806	—	47,419,806
U.S. Treasury Securities	—	35,413,876	—	35,413,876
Residential Mortgage-Backed Securities — Non-Agency	—	18,283,336	—	18,283,336
Bank Loans	—	14,659,320	—	14,659,320
Asset-Backed Securities	—	12,691,128	1,514,630	14,205,758
Commercial Mortgage-Backed Securities — Non-Agency	—	8,025,564	—	8,025,564
Foreign Government Bonds	—	5,780,826	—	5,780,826
Municipal Bonds	—	4,885	—	4,885

Total Fixed Income Securities	—	217,312,735	1,514,630	218,827,365

Convertible Securities
Convertible Corporate Bonds	—	356,941	—	356,941
Equity Securities
Money Market Investments	22,543,482	—	—	22,543,482
Investment Companies	—	3,471,258	—	3,471,258
Common Stock	—	195,533	—	195,533

Total Equity Securities	22,543,482	3,666,791	—	26,210,273

Swaptions
Purchased Swaptions — OTC	—	24,917	—	24,917
Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	—	(113)	—	(113)

Total Investments	$22,543,482	$221,361,271	$1,514,630	$245,419,383

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	142	—	142
Futures Contracts
Interest Rate Risk	127,872	—	—	127,872

Total	$22,671,354	$221,361,413	$1,514,630	$245,547,397

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(1,137,038)	$—	$—	$(1,137,038)
Forward Currency Contracts
Foreign Currency Risk	—	(250,293)	—	(250,293)
Written Swaptions — OTC
Interest Rate Risk	—	(32,111)	—	(32,111)
Swap Agreements
Interest Rate Risk	—	(68,393)	—	(68,393)

Total	$(1,137,038)	$(350,797)	$—	$(1,487,835)

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

Schedule of Investments (Unaudited)

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 93.7% of Net Assets

ASSET-BACKED SECURITIES — 0.1% (Cost: $31,315)

Skyline Aviation, Inc. Class A

3.23% (1)	07/03/38	$31,315	$29,634

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.0%

Government National Mortgage Association Series 2009-111, Class IO (I/O)

0.00% (2),(3)	09/16/51	381,608	3,418

Government National Mortgage Association Series 2012-144, Class IO (I/O)

0.35% (2)	01/16/53	99,931	1,143

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $15,041)			4,561

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 0.0% (Cost: $13,227)

COMM Mortgage Trust Series 2014-UBS5, Class XA (I/O)

0.69% (2)	09/10/47	25,473	—

CORPORATE BONDS — 83.3%

Aerospace & Defense — 2.2%

Boeing Co.

5.81%	05/01/50	105,000	102,325

5.93%	05/01/60	12,000	11,616

6.53%	05/01/34	58,000	63,458

Honeywell Aerospace, Inc.

4.95% (4)	03/16/36	185,000	182,980

Lockheed Martin Corp.

4.80%	08/15/34	235,000	234,243

5.20%	02/15/55	5,000	4,631

Northrop Grumman Corp.

5.15%	05/01/40	5,000	4,896

5.20%	06/01/54	140,000	128,450

RTX Corp.

6.40%	03/15/54	135,000	145,371

			877,970

Agriculture — 0.7%

Altria Group, Inc.

3.70%	02/04/51	5,000	3,441

4.88%	02/04/28	45,000	45,383

BAT Capital Corp. (United Kingdom)

4.39%	08/15/37	230,000	209,378

Imperial Brands Finance PLC (United Kingdom)

4.50% (4)	06/30/28	30,000	30,029

			288,231

Airlines — 0.5%

Delta Air Lines Pass-Through Trust Series 2020-1, Class AA

2.00%	12/10/29	16,778	16,236

Issues	Maturity Date	Principal Amount	Value

Airlines (Continued)

JetBlue Pass-Through Trust Series 2019-1, Class AA

2.75%	11/15/33	$39,576	$34,836

JetBlue Pass-Through Trust Series 2020-1, Class A

4.00%	05/15/34	20,184	19,022

United Airlines Pass-Through Trust Series 2016-2, Class AA

2.88%	04/07/30	5,808	5,586

United Airlines Pass-Through Trust Series 2023-1, Class A

5.80%	07/15/37	122,935	127,453

			203,133

Auto Manufacturers — 0.2%

Volkswagen Group of America Finance LLC (Germany)

5.65% (4)	03/25/32	17,000	17,338

5.80% (4)	03/27/35	65,000	65,623

			82,961

Banks — 15.1%

Bank of America Corp.

1.92% (1 day USD SOFR + 1.370%) (5)	10/24/31	30,000	26,627

2.09% (1 day USD SOFR + 1.060%) (5)	06/14/29	55,000	52,360

2.69% (1 day USD SOFR + 1.320%) (5)	04/22/32	680,000	616,964

5.47% (1 day USD SOFR + 1.650%) (5)	01/23/35	390,000	398,604

Bank of New York Mellon Corp.

5.83% (1 day USD SOFR Index + 2.074%) (5)	10/25/33	235,000	248,722

Citigroup, Inc.

1.46% (1 day USD SOFR + 0.770%) (5)	06/09/27	15,000	14,951

2.52% (1 day USD SOFR + 1.177%) (5)	11/03/32	270,000	239,312

2.57% (1 day USD SOFR + 2.107%) (5)	06/03/31	50,000	45,979

2.98% (1 day USD SOFR + 1.422%) (5)	11/05/30	1,000	946

5.33% (1 day USD SOFR + 1.465%) (5)	03/27/36	285,000	286,331

Goldman Sachs Group, Inc.

1.99% (1 day USD SOFR + 1.090%) (5)	01/27/32	535,000	470,827

2.60%	02/07/30	80,000	74,562

5.02% (1 day USD SOFR + 1.420%) (5)	10/23/35	275,000	270,545

HSBC Holdings PLC (United Kingdom)

2.80% (1 day USD SOFR + 1.187%) (5)	05/24/32	70,000	63,363

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

JPMorgan Chase & Co.

1.95% (1 day USD SOFR + 1.065%) (5)	02/04/32	$95,000	$83,849

2.55% (1 day USD SOFR + 1.180%) (5)	11/08/32	600,000	534,432

2.96% (1 day USD SOFR + 1.260%) (5)	01/25/33	400,000	363,260

3.90% (3 mo. USD Term SOFR + 1.482%) (5)	01/23/49	98,000	75,443

Lloyds Banking Group PLC (United Kingdom)

1.63% (1 yr. CMT + 0.850%) (5)	05/11/27	10,000	9,990

Morgan Stanley

1.59% (1 day USD SOFR + 0.879%) (5)	05/04/27	25,000	25,000

1.93% (1 day USD SOFR + 1.020%) (5)	04/28/32	240,000	208,860

2.24% (1 day USD SOFR + 1.178%) (5)	07/21/32	305,000	268,458

5.59% (1 day USD SOFR + 1.418%) (5)	01/18/36	380,000	389,713

Morgan Stanley Private Bank NA

4.20% (1 day USD SOFR + 0.780%) (5)	11/17/28	15,000	14,951

4.47% (1 day USD SOFR + 0.770%) (5)	07/06/28	5,000	5,000

PNC Financial Services Group, Inc.

5.22% (1 day USD SOFR + 1.072%) (5)	01/29/31	105,000	107,170

5.68% (1 day USD SOFR + 1.902%) (5)	01/22/35	70,000	72,178

6.88% (1 day USD SOFR + 2.284%) (5)	10/20/34	35,000	38,710

U.S. Bancorp

4.84% (1 day USD SOFR + 1.600%) (5)	02/01/34	140,000	138,540

5.42% (1 day USD SOFR + 1.411%) (5)	02/12/36	35,000	35,673

Wells Fargo & Co.

2.39% (1 day USD SOFR + 2.100%) (5)	06/02/28	30,000	29,353

3.35% (1 day USD SOFR + 1.500%) (5)	03/02/33	560,000	515,687

5.24% (1 day USD SOFR + 1.110%) (5)	01/24/31	20,000	20,393

5.50% (1 day USD SOFR + 1.780%) (5)	01/23/35	220,000	224,325

			5,971,078

Beverages — 2.4%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium)

4.90%	02/01/46	355,000	321,736

Issues	Maturity Date	Principal Amount	Value

Beverages (Continued)

Bacardi Ltd.

4.70% (4)	05/15/28	$50,000	$50,008

5.30% (4)	05/15/48	25,000	21,822

Becle SAB de CV (Mexico)

2.50% (4)	10/14/31	90,000	77,651

Coca-Cola Co.

4.65%	08/14/34	170,000	170,930

Constellation Brands, Inc.

2.25%	08/01/31	95,000	83,976

Diageo Investment Corp. (United Kingdom)

5.63%	04/15/35	200,000	208,264

JDE Peet’s NV (Netherlands)

2.25% (4)	09/24/31	25,000	21,795

			956,182

Biotechnology — 1.6%

Amgen, Inc.

4.40%	05/01/45	5,000	4,215

4.88%	03/01/53	10,000	8,594

5.65%	03/02/53	195,000	187,407

5.75%	03/02/63	10,000	9,558

Biogen, Inc.

5.75%	05/15/35	65,000	67,694

Gilead Sciences, Inc.

2.60%	10/01/40	80,000	57,856

5.10%	06/15/35	190,000	191,558

Illumina, Inc.

2.55%	03/23/31	20,000	18,018

Royalty Pharma PLC

1.75%	09/02/27	95,000	91,715

			636,615

Chemicals — 0.2%

International Flavors & Fragrances, Inc.

5.00%	09/26/48	40,000	34,699

LYB International Finance III LLC

4.20%	05/01/50	50,000	35,845

Solvay Finance America LLC (Belgium)

5.85% (4)	06/04/34	10,000	10,185

			80,729

Commercial Services — 0.6%

Global Payments, Inc.

4.45%	06/01/28	30,000	29,770

5.30%	08/15/29	75,000	75,476

RELX Capital, Inc. (United Kingdom)

4.00%	03/18/29	10,000	9,878

Rollins, Inc.

5.25%	02/24/35	105,000	104,996

			220,120

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Computers — 1.8%

Apple, Inc.

2.65%	02/08/51		$230,000	$139,884

Booz Allen Hamilton, Inc.

5.95%	04/15/35		75,000	75,616

Dell International LLC/EMC Corp.

4.50%	02/15/31		120,000	118,833

5.00%	04/01/30		105,000	106,448

Gartner, Inc.

4.95%	03/20/31		100,000	97,341

International Business Machines Corp.

5.20%	02/10/35		155,000	155,313

				693,435

Cosmetics/Personal Care — 0.2%

Kenvue, Inc.

4.90%	03/22/33		70,000	70,458

Diversified Financial Services — 2.1%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)

3.00%	10/29/28		15,000	14,454

3.30%	01/30/32		128,000	117,137

3.88%	01/23/28		4,000	3,958

American Express Co.

4.92% (1 day USD SOFR + 1.220%) (5)	07/20/33		65,000	65,179

6.49% (1 day USD SOFR + 1.940%) (5)	10/30/31		90,000	96,648

Avolon Holdings Funding Ltd. (Ireland)

2.53% (4)	11/18/27		2,000	1,939

2.75% (4)	02/21/28		10,000	9,659

Blackrock, Inc.

3.75%	07/18/35	EUR	100,000	117,062

Capital One Financial Corp.

3.27% (1 day USD SOFR + 1.790%) (5)	03/01/30		10,000	9,645

6.70%	11/29/32		10,000	10,912

LSEG U.S. Fin Corp.

5.25% (4)	03/23/36		130,000	129,527

LSEGA Financing PLC (United Kingdom)

2.00% (4)	04/06/28		20,000	19,096

Mastercard, Inc.

4.55%	01/15/35		140,000	137,316

Raymond James Financial, Inc.

3.75%	04/01/51		110,000	79,327

Sumisho Air Lease Corp.

3.63%	12/01/27		34,000	33,488

				845,347

Issues	Maturity Date	Principal Amount		Value

Electric — 8.0%

AEP Transmission Co. LLC

2.75%	08/15/51		$240,000	$144,454

3.65%	04/01/50		5,000	3,625

Alabama Power Co.

5.10%	04/02/35		225,000	227,200

5.50%	03/15/41		9,000	8,994

Alliant Energy Corp.

5.75% (5 yr. CMT + 2.077%) (5)	04/01/56		95,000	93,355

American Electric Power Co., Inc.

5.80% (5 yr. CMT + 2.128%) (5)	03/15/56		95,000	94,732

Arizona Public Service Co.

3.35%	05/15/50		15,000	9,995

6.35%	12/15/32		110,000	117,614

Ausgrid Finance Pty. Ltd. (Australia)

5.95% (6)	12/10/35	AUD	20,000	14,032

Baltimore Gas & Electric Co.

2.90%	06/15/50		98,000	61,297

Black Hills Corp.

4.35%	05/01/33		15,000	14,287

CenterPoint Energy Houston Electric LLC

5.15%	03/01/34		130,000	131,308

CenterPoint Energy, Inc.

5.95% (5 yr. CMT + 2.223%) (5)	04/01/56		70,000	69,779

Cleco Power LLC

5.30% (4)	01/15/36		105,000	104,214

Commonwealth Edison Co.

6.45%	01/15/38		5,000	5,489

Consolidated Edison Co. of New York, Inc.

3.88%	06/15/47		35,000	26,760

6.15%	11/15/52		30,000	31,225

Dominion Energy, Inc.

6.20% (5 yr. CMT + 2.006%) (5)	02/15/56		80,000	80,119

Duke Energy Carolinas LLC

3.75%	06/01/45		70,000	53,604

3.88%	03/15/46		195,000	150,513

Duke Energy Progress LLC

5.05%	03/15/35		280,000	280,882

Electricite de France SA

2.00% (6)	12/09/49	EUR	100,000	69,873

Entergy Corp.

6.10% (5 yr. CMT + 2.013%) (5)	06/15/56		55,000	54,829

Evergy Kansas Central, Inc.

5.70%	03/15/53		10,000	9,799

FirstEnergy Transmission LLC

5.45% (4)	07/15/44		120,000	114,072

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

April 30, 2026

Issues	Maturity Date	Principal Amount		Value

Electric (Continued)

Florida Power & Light Co.

5.30%	06/15/34		$320,000	$329,139

5.60%	06/15/54		140,000	136,801

International Transmission Co.

4.63%	08/15/43		105,000	91,604

Interstate Power & Light Co.

2.30%	06/01/30		30,000	27,455

MidAmerican Energy Co.

4.25%	05/01/46		25,000	20,511

5.85%	09/15/54		55,000	55,143

Narragansett Electric Co.

3.40% (4)	04/09/30		10,000	9,560

Oncor Electric Delivery Co. LLC

4.60%	06/01/52		50,000	40,976

5.35%	04/01/35		85,000	86,714

PacifiCorp

4.13%	01/15/49		40,000	30,119

Public Service Co. of Oklahoma

5.45%	01/15/36		65,000	65,484

Southern Co.

6.00% (5 yr. CMT + 1.993%) (5)	04/01/58		65,000	65,740

Tucson Electric Power Co.

3.25%	05/01/51		10,000	6,591

Virginia Electric & Power Co.

2.45%	12/15/50		102,000	57,141

3.80%	09/15/47		10,000	7,490

Vistra Operations Co. LLC

5.70% (4)	12/30/34		75,000	75,715

WEC Energy Group, Inc.

5.63% (5 yr. CMT + 1.905%) (5)	05/15/56		40,000	39,740

Xcel Energy, Inc.

4.80%	09/15/41		35,000	31,231

				3,149,205

Electronics — 0.8%

Amphenol Corp.

4.63%	02/15/36		225,000	217,588

Hubbell, Inc.

4.80%	11/15/35		95,000	92,703

				310,291

Engineering & Construction — 0.1%

Sydney Airport Finance Co. Pty. Ltd.

5.90% (6)	04/19/34	AUD	40,000	28,335

Entertainment — 0.2%

Flutter Treasury DAC (Ireland)

5.88% (4)	06/04/31		65,000	64,735

Issues	Maturity Date	Principal Amount	Value

Environmental Control — 0.2%

Waste Management, Inc.

4.95%	03/15/35	$75,000	$75,070

Food — 1.0%

JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings

4.38%	02/02/52	67,000	50,458

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL

5.75%	04/01/33	140,000	144,266

Kraft Heinz Foods Co.

4.63%	10/01/39	10,000	8,847

Pilgrim’s Pride Corp.

3.50%	03/01/32	130,000	118,795

Smithfield Foods, Inc.

2.63% (4)	09/13/31	75,000	66,232

			388,598

Gas — 1.1%

Boston Gas Co.

3.76% (4)	03/16/32	130,000	121,830

KeySpan Gas East Corp.

3.59% (4)	01/18/52	25,000	16,607

5.82% (4)	04/01/41	40,000	39,831

NiSource, Inc.

5.40%	06/30/33	140,000	143,634

5.75% (5 yr. CMT + 2.035%) (5)	07/15/56	40,000	40,045

Northwest Natural Holding Co.

7.00% (5 yr. CMT + 2.701%) (5)	09/15/55	60,000	62,053

Southern Co. Gas Capital Corp.

4.40%	06/01/43	10,000	8,376

5.88%	03/15/41	15,000	15,321

			447,697

Health Care-Products — 3.8%

Abbott Laboratories

4.65%	03/15/36	410,000	398,762

Alcon Finance Corp.

2.60% (4)	05/27/30	140,000	129,578

Augusta SpinCo Corp.

5.25%	03/23/36	55,000	54,787

Baxter International, Inc.

3.95%	04/01/30	110,000	105,745

GE HealthCare Technologies, Inc.

5.86%	03/15/30	175,000	182,310

Medline Borrower LP

3.88% (4)	04/01/29	160,000	155,560

Revvity, Inc.

2.55%	03/15/31	25,000	22,486

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Health Care-Products (Continued)

Smith & Nephew PLC (United Kingdom)

2.03%	10/14/30	$30,000	$26,804

STERIS Irish FinCo UnLtd Co.

2.70%	03/15/31	15,000	13,674

Stryker Corp.

4.70%	02/10/28	150,000	150,943

Thermo Fisher Scientific, Inc.

4.90%	02/12/36	25,000	24,726

5.09%	08/10/33	170,000	172,921

VSP Optical Group, Inc.

5.45% (4)	12/01/35	75,000	74,107

			1,512,403

Health Care-Services — 4.2%

Children’s Hospital Medical Center

2.82%	11/15/50	20,000	12,742

Cigna Group

5.25%	01/15/36	220,000	220,295

5.40%	03/15/33	85,000	87,422

Elevance Health, Inc.

5.00%	01/15/36	195,000	191,533

5.20%	02/15/35	120,000	120,039

HCA, Inc.

3.50%	07/15/51	100,000	66,024

5.25%	06/15/49	40,000	35,333

Health Care Service Corp. A Mutual Legal Reserve Co.

5.45% (4)	06/15/34	70,000	70,050

Humana, Inc.

5.38%	04/15/31	160,000	162,234

IQVIA, Inc.

6.25%	02/01/29	10,000	10,380

Sharp HealthCare

2.68%	08/01/50	50,000	30,265

UnitedHealth Group, Inc.

3.70%	08/15/49	10,000	7,254

4.25%	04/15/47	15,000	12,095

5.15%	07/15/34	395,000	399,870

5.63%	07/15/54	180,000	172,660

Universal Health Services, Inc.

1.65%	09/01/26	40,000	39,646

West Virginia United Health System Obligated Group

3.13%	06/01/50	35,000	22,340

			1,660,182

Insurance — 3.8%

Allstate Corp.

3.85%	08/10/49	20,000	14,834

Aon Corp./Aon Global Holdings PLC

3.90%	02/28/52	115,000	84,010

Issues	Maturity Date	Principal Amount		Value

Insurance (Continued)

Arthur J Gallagher & Co.

3.05%	03/09/52		$15,000	$9,213

6.50%	02/15/34		85,000	91,717

Athene Global Funding

1.61% (4)	06/29/26		15,000	14,935

Farmers Exchange Capital II

6.15% (3 mo. USD Term SOFR + 4.006%) (4),(5)	11/01/53		170,000	165,541

Farmers Insurance Exchange

4.75% (3 mo. USD LIBOR + 3.231%) (4),(5)	11/01/57		35,000	29,334

Guardian Life Insurance Co. of America

3.70% (4)	01/22/70		45,000	29,169

Marsh & McLennan Cos., Inc.

4.95%	03/15/36		230,000	226,883

Metropolitan Life Global Funding I

3.30% (4)	03/21/29		230,000	222,849

MMI Capital Trust I

7.63%	12/15/27		25,000	26,008

New York Life Global Funding

4.55% (4)	01/28/33		340,000	335,505

NLG Global Funding

4.35% (4)	09/15/30		40,000	39,299

Teachers Insurance & Annuity Association of America

3.30% (4)	05/15/50		200,000	133,072

Willis North America, Inc.

5.35%	05/15/33		70,000	70,952

				1,493,321

Internet — 4.6%

Airbnb, Inc.

5.25%	03/16/36		85,000	84,821

Alphabet, Inc.

3.00%	05/06/33	EUR	100,000	114,305

4.70%	11/15/35		85,000	83,420

4.80%	02/15/36		95,000	93,742

5.25%	05/15/55		135,000	125,816

Amazon.com, Inc.

3.95%	04/13/52		135,000	102,492

5.45%	11/20/55		145,000	137,019

5.80%	03/13/56		190,000	187,084

AppLovin Corp.

5.50%	12/01/34		135,000	134,831

Expedia Group, Inc.

5.50%	04/15/36		100,000	98,073

Meta Platforms, Inc.

4.88%	11/15/35		160,000	156,120

5.40%	08/15/54		70,000	62,282

5.60%	05/15/53		90,000	82,745

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

April 30, 2026

Issues	Maturity Date	Principal Amount		Value

Internet (Continued)

5.63%	11/15/55		$115,000	$105,479

6.30%	05/15/56		102,000	101,860

Uber Technologies, Inc.

4.80%	09/15/34		130,000	127,451

				1,797,540

Leisure Time — 0.3%

Royal Caribbean Cruises Ltd.

5.38%	01/15/36		135,000	132,786

Lodging — 0.4%

Choice Hotels International, Inc.

5.85%	08/01/34		40,000	40,507

Hyatt Hotels Corp.

5.05%	03/30/28		50,000	50,493

5.50%	06/30/34		10,000	10,158

Las Vegas Sands Corp.

6.00%	06/14/30		65,000	67,028

				168,186

Machinery-Construction & Mining — 0.4%

GE Vernova, Inc.

4.88%	02/04/36		140,000	138,467

Media — 1.4%

Charter Communications Operating LLC/Charter Communications Operating Capital

3.90%	06/01/52		235,000	147,907

4.80%	03/01/50		30,000	22,076

5.38%	05/01/47		37,000	29,723

Comcast Corp.

3.97%	11/01/47		60,000	44,062

4.00%	11/01/49		90,000	65,194

4.40%	08/15/35		130,000	122,648

Cox Communications, Inc.

2.60% (4)	06/15/31		85,000	75,426

Fox Corp.

6.50%	10/13/33		40,000	42,965

Time Warner Cable LLC

5.50%	09/01/41		18,000	15,528

				565,529

Miscellaneous Manufacturers — 0.7%

Dyno Nobel Ltd. (Australia)

5.40%	11/08/32	AUD	60,000	41,410

Eaton Corp.

4.50%	03/06/33		250,000	246,518

				287,928

Office/Business Equipment — 0.1%

CDW LLC/CDW Finance Corp.

3.28%	12/01/28		25,000	24,046

Issues	Maturity Date	Principal Amount	Value

Oil & Gas — 0.2%

Aker BP ASA (Norway)

3.10% (4)	07/15/31	$80,000	$73,213

Packaging & Containers — 0.8%

Amcor Finance USA, Inc.

5.63%	05/26/33	145,000	149,753

Amcor Flexibles North America, Inc.

2.63%	06/19/30	5,000	4,622

AptarGroup, Inc.

4.75%	03/30/31	70,000	69,516

CCL Industries, Inc. (Canada)

3.05% (4)	06/01/30	25,000	23,432

Smurfit Kappa Treasury ULC (Ireland)

5.44%	04/03/34	35,000	35,543

Sonoco Products Co.

3.13%	05/01/30	25,000	23,563

			306,429

Pharmaceuticals — 5.7%

AbbVie, Inc.

4.40%	11/06/42	100,000	87,549

5.20%	03/15/35	200,000	203,400

5.55%	03/15/56	75,000	72,631

Bayer U.S. Finance II LLC (Germany)

4.38% (4)	12/15/28	10,000	9,921

4.88% (4)	06/25/48	142,000	117,119

Becton Dickinson & Co.

4.30%	08/22/32	50,000	48,476

Bristol-Myers Squibb Co.

5.20%	02/22/34	120,000	122,889

CVS Health Corp.

5.05%	03/25/48	233,000	201,081

5.30%	06/01/33	178,000	180,380

Elanco Animal Health, Inc.

6.40%	08/28/28	5,000	5,134

Eli Lilly & Co.

4.90%	10/15/35	250,000	249,730

EMD Finance LLC (Germany)

5.00% (4)	10/15/35	80,000	79,056

Johnson & Johnson

3.40%	01/15/38	75,000	64,997

5.00%	03/01/35	65,000	66,869

Merck & Co., Inc.

4.75%	12/04/35	145,000	142,084

5.00%	05/17/53	120,000	107,408

Novartis Capital Corp.

4.90%	03/18/36	285,000	283,031

Pfizer Investment Enterprises Pte. Ltd.

4.75%	05/19/33	95,000	94,555

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Pharmaceuticals (Continued)

Takeda Pharmaceutical Co. Ltd. (Japan)

5.30%	07/05/34		$85,000	$86,249

Teva Pharmaceutical Finance Netherlands IV BV (Israel)

5.75%	12/01/30		40,000	41,075

				2,263,634

Pipelines — 1.9%

Columbia Pipelines Operating Co. LLC

6.04% (4)	11/15/33		135,000	142,618

Energy Transfer LP

5.00%	05/15/50		195,000	162,739

6.13%	12/15/45		7,000	6,846

Kinder Morgan Energy Partners LP

6.95%	01/15/38		5,000	5,592

Kinder Morgan, Inc.

7.80%	08/01/31		5,000	5,713

NGPL PipeCo LLC

3.25% (4)	07/15/31		50,000	45,943

4.88% (4)	08/15/27		10,000	10,015

Pipeline Funding Co. LLC

7.50% (4)	01/15/30		22,932	23,289

Plains All American Pipeline LP/PAA Finance Corp.

4.50%	12/15/26		13,000	13,017

Sabine Pass Liquefaction LLC

4.20%	03/15/28		103,000	102,577

Southern Natural Gas Co. LLC

4.80% (4)	03/15/47		40,000	34,355

TransCanada PipeLines Ltd. (Canada)

4.63%	03/01/34		110,000	106,550

Williams Cos., Inc.

3.50%	10/15/51		115,000	78,214

				737,468

Real Estate — 0.1%

Vonovia SE (Germany)

5.72% (6)	09/03/35	AUD	40,000	27,120

REIT — 3.9%

American Assets Trust LP

3.38%	02/01/31		55,000	50,073

American Homes 4 Rent LP

2.38%	07/15/31		55,000	48,560

American Tower Corp.

2.70%	04/15/31		386,000	351,094

4.70%	12/15/32		40,000	39,500

Boston Properties LP

2.55%	04/01/32		10,000	8,677

Crown Castle, Inc.

3.30%	07/01/30		105,000	98,902

CubeSmart LP

4.38%	02/15/29		15,000	14,914

Issues	Maturity Date	Principal Amount	Value

REIT (Continued)

Digital Realty Trust LP

3.60%	07/01/29	$15,000	$14,597

DOC Dr. LLC

2.63%	11/01/31	10,000	8,899

Equinix, Inc.

2.50%	05/15/31	145,000	130,055

Essex Portfolio LP

2.65%	03/15/32	5,000	4,421

5.50%	04/01/34	15,000	15,300

Extra Space Storage LP

2.20%	10/15/30	25,000	22,404

GLP Capital LP/GLP Financing II, Inc.

3.25%	01/15/32	22,000	19,713

4.00%	01/15/30	55,000	52,874

5.63%	03/01/36	85,000	83,455

Healthcare Realty Holdings LP

3.63%	01/15/28	30,000	29,509

Host Hotels & Resorts LP

3.50%	09/15/30	30,000	28,349

5.70%	06/15/32	35,000	36,056

Hudson Pacific Properties LP

3.95%	11/01/27	10,000	9,674

Invitation Homes Operating Partnership LP

5.50%	08/15/33	5,000	5,072

LXP Industrial Trust

2.38%	10/01/31	15,000	13,058

2.70%	09/15/30	10,000	9,133

NNN REIT, Inc.

5.60%	10/15/33	35,000	35,974

Phillips Edison Grocery Center Operating Partnership I LP (REIT)

4.75%	03/15/33	65,000	63,751

Piedmont Operating Partnership LP

2.75%	04/01/32	30,000	25,496

Public Storage Operating Co. (REIT)

5.00%	12/15/35	100,000	98,875

Realty Income Corp.

5.13%	04/15/35	45,000	45,102

VICI Properties LP

5.13%	05/15/32	75,000	74,375

Weyerhaeuser Co.

3.38%	03/09/33	10,000	9,018

WP Carey, Inc.

4.65%	07/15/30	75,000	74,846

			1,521,726

Retail — 1.8%

AutoNation, Inc.

3.85%	03/01/32	35,000	32,671

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

Retail (Continued)

AutoZone, Inc.

5.13%	06/15/30	$35,000	$35,675

Home Depot, Inc.

4.95%	06/25/34	360,000	362,250

Lowe’s Cos., Inc.

5.75%	07/01/53	80,000	77,355

McDonald’s Corp.

4.20%	04/01/50	70,000	55,348

4.95%	03/03/35	60,000	59,808

Starbucks Corp.

4.80%	05/15/30	100,000	101,058

			724,165

Semiconductors — 1.3%

Broadcom, Inc.

3.14% (4)	11/15/35	350,000	298,519

Intel Corp.

2.00%	08/12/31	5,000	4,362

3.05%	08/12/51	51,000	31,452

3.25%	11/15/49	115,000	74,312

5.70%	02/10/53	13,000	12,185

Micron Technology, Inc.

2.70%	04/15/32	50,000	44,660

Texas Instruments, Inc.

5.15%	02/08/54	50,000	46,815

			512,305

Software — 2.9%

Atlassian Corp.

5.50%	05/15/34	50,000	48,822

Cadence Design Systems, Inc.

4.70%	09/10/34	20,000	19,712

Constellation Software, Inc. (Canada)

5.46% (4)	02/16/34	125,000	122,488

Fiserv, Inc.

2.65%	06/01/30	25,000	22,871

5.25%	08/11/35	90,000	87,820

5.63%	08/21/33	35,000	35,453

Microsoft Corp.

2.92%	03/17/52	150,000	95,586

Open Text Corp. (Canada)

6.90% (4)	12/01/27	17,000	17,394

Oracle Corp.

3.95%	03/25/51	397,000	249,995

5.70%	02/04/36	80,000	76,866

6.70%	02/04/56	35,000	32,278

Paychex, Inc.

5.60%	04/15/35	125,000	125,209

Issues	Maturity Date	Principal Amount		Value

Software (Continued)

Salesforce, Inc.

5.55%	03/15/36		$145,000	$144,648

6.55%	03/15/56		35,000	34,790

Synopsys, Inc.

5.15%	04/01/35		30,000	30,013

Take-Two Interactive Software, Inc.

4.00%	04/14/32		15,000	14,312

				1,158,257

Telecommunications — 4.4%

AT&T, Inc.

3.55%	09/15/55		85,000	54,727

3.80%	12/01/57		253,000	168,931

4.50%	05/15/35		125,000	118,289

5.25%	10/30/36		20,000	19,763

Cisco Systems, Inc.

5.05%	02/26/34		230,000	233,165

Road Michigan Property Owner I LLC

7.50% (4)	03/30/45		80,000	80,170

Sprint Capital Corp.

8.75%	03/15/32		25,000	29,746

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC

5.15% (4)	09/20/29		222,000	222,704

T-Mobile USA, Inc.

2.55%	02/15/31		478,000	434,665

5.05%	07/15/33		5,000	5,024

5.13%	05/15/32		60,000	60,782

Verizon Communications, Inc.

4.50%	08/10/33		300,000	291,312

				1,719,278

Toys/Games/Hobbies — 0.2%

Mattel, Inc.

5.00%	11/17/30		60,000	60,182

Transportation — 1.3%

Aurizon Network Pty. Ltd. (Australia)

2.90% (6)	09/02/30	AUD	40,000	25,371

Burlington Northern Santa Fe LLC

4.05%	06/15/48		15,000	11,816

5.50%	03/15/55		120,000	115,703

5.55%	03/15/56		45,000	43,569

CSX Corp.

4.90%	03/15/55		130,000	115,041

Norfolk Southern Corp.

4.55%	06/01/53		100,000	82,842

Pacific National Finance Pty. Ltd. (Australia)

3.70%	09/24/29	AUD	30,000	19,719

Union Pacific Corp.

2.97%	09/16/62		25,000	14,416

5.60%	12/01/54		90,000	88,067

				516,544

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Water — 0.1%

Essential Utilities, Inc.

5.30%	05/01/52		$50,000	$45,328

Total Corporate Bonds

(Cost: $33,049,303)				32,836,227

FOREIGN GOVERNMENT BONDS — 0.4%

New South Wales Treasury Corp.

4.75% (6)	02/20/37	AUD	100,000	66,641

Queensland Treasury Corp.

5.00% (6)	07/21/37	AUD	100,000	67,581

5.25% (6)	08/13/38	AUD	25,000	17,073

Treasury Corp. of Victoria

2.00%	11/20/37	AUD	35,000	17,103

Total Foreign Government Bonds

(Cost: $161,803)				168,398

MUNICIPAL BOND — 0.0% (Cost: $10,000)

Maryland Economic Development Corp., Revenue Bonds

5.43%	05/31/56		10,000	9,547

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.0%

Federal National Mortgage Association REMICS Series 2012-128, Class UA

2.50%	06/25/42		6,926	6,238

Federal National Mortgage Association REMICS Series 2011-116, Class SA (I/O) (I/F)

2.24% (-30 day USD SOFR Average + 5.886%) (5)	11/25/41		16,491	1,199

Total Residential Mortgage-Backed Securities — Agency

(Cost: $18,064)				7,437

U.S. TREASURY SECURITIES — 9.9%

U.S. Treasury Bonds

4.75%	02/15/56		1,512,000	1,455,891

U.S. Treasury Notes

3.75%	04/30/28		1,570,000	1,565,983

3.88%	03/31/28		389,000	388,939

3.88%	04/30/31		66,000	65,564

4.13%	02/15/36		427,000	418,043

Total U.S. Treasury Securities

(Cost: $3,912,099)				3,894,420

Total Fixed Income Securities

(Cost: $37,210,852)				36,950,224

Issues	Maturity Date	Principal Amount		Value

CONVERTIBLE SECURITIES — 0.0%

CONVERTIBLE CORPORATE BONDS — 0.0%

Commercial Services — 0.0%

Worldline SA (France)

0.00% (3),(6)	07/30/26	EUR	5,722	$6,856

Total Convertible Corporate Bonds

(Cost: $6,248)				6,856

Issues		Shares		Value

MONEY MARKET INVESTMENTS — 7.4%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.60% (7)			217,802	217,802

TCW Central Cash Fund, 3.69% (7),(8)			2,708,635	2,708,635

Total Money Market Investments

(Cost: $2,926,437)				2,926,437

Total Investments (101.1%)

(Cost: $40,143,537)				39,883,517

Liabilities In Excess Of Other Assets (-1.1%)				(449,615)

Net Assets (100.0%)				$39,433,902

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

April 30, 2026

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
78	2-Year U.S. Treasury Note Futures	06/30/26	$16,266,517	$16,155,750	$(110,767)
1	Euro-Bobl Futures	06/08/26	138,105	135,498	(2,607)
1	U.S. Long Bond Futures	06/18/26	117,565	112,844	(4,721)
1	U.S. Ultra Long Bond Futures	06/18/26	119,752	115,031	(4,721)

			$16,641,939	$16,519,123	$(122,816)

Short Futures
3	10-Year Australian Bond Futures	06/15/26	$(233,002)	$(231,240)	$1,762
4	10-Year U.S. Treasury Note Futures	06/18/26	(453,713)	(451,438)	2,275
5	3-Year Australian Bond Futures	06/15/26	(373,937)	(372,115)	1,822
64	5-Year U.S. Treasury Note Futures	06/30/26	(7,017,917)	(6,901,500)	116,417
3	Euro-Bund Futures	06/08/26	(453,053)	(441,386)	11,667

			$(8,531,622)	$(8,397,679)	$133,943

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (9)
Goldman Sachs & Co.	AUD	473,987	06/26/26	$325,984	$340,911	$(14,927)
Goldman Sachs & Co.	EUR	264,005	06/26/26	305,371	310,586	(5,215)

				$631,355	$651,497	$(20,142)

Notes to the Schedule of Investments:

I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
AUD	Australian Dollar.
EUR	Euro Currency.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(2)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Security is not accruing interest.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2026, the value of these securities amounted to $4,025,109 or 10.2% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Trust’s Board of Trustees.
(5)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2026.
(6)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2026, the value of these securities amounted to $322,882 or 0.8% of net assets.
(7)	Rate disclosed is the 7-day net yield as of April 30, 2026.
(8)	Affiliated issuer.
(9)	Fund sells foreign currency, buys USD.

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

Schedule of Investments (Unaudited) (Continued)

The summary of the TCW Corporate Bond ETF transactions in the affiliated funds for the period ended April 30, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2026	Value at April 30, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$662,635	$15,196,000	$13,150,000	2,708,635	$2,708,635	$28,558	$—	$—	$—

Total					$2,708,635	$28,558	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

Fair Valuation Summary (Unaudited)	April 30, 2026

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$32,836,227	$—	$32,836,227
U.S. Treasury Securities	—	3,894,420	—	3,894,420
Foreign Government Bonds	—	168,398	—	168,398
Asset-Backed Securities	—	—	29,634	29,634
Municipal Bonds	—	9,547	—	9,547
Residential Mortgage-Backed Securities — Agency	—	7,437	—	7,437
Commercial Mortgage-Backed Securities — Agency	—	4,561	—	4,561
Commercial Mortgage-Backed Securities — Non-Agency	—	0	—	0

Total Fixed Income Securities	—	36,920,590	29,634	36,950,224

Convertible Securities
Convertible Corporate Bonds	—	6,856	—	6,856
Equity Securities
Money Market Investments	2,926,437	—	—	2,926,437

Total Investments	$2,926,437	$36,927,446	$29,634	$39,883,517

Asset Derivatives
Futures Contracts
Interest Rate Risk	133,943	—	—	133,943

Total	$3,060,380	$36,927,446	$29,634	$40,017,460

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(122,816)	$—	$—	$(122,816)
Forward Currency Contracts
Foreign Currency Risk	—	(20,142)	—	(20,142)

Total	$(122,816)	$(20,142)	$—	$(142,958)

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Unaudited)

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 106.4% of Net Assets

CORPORATE BONDS — 22.0%

Advertising — 0.0%

Clear Channel Outdoor Holdings, Inc.

7.13% (1)	02/15/31	$517,000	$538,388

Aerospace & Defense — 0.1%

General Electric Co.

4.30% (3 mo. USD Term SOFR + 0.642%) (2)	05/05/26	57,000	57,000

4.39% (3 mo. USD Term SOFR + 0.742%) (2)	08/15/36	52,000	49,085

TransDigm, Inc.

6.00% (1)	01/15/33	1,665,000	1,682,616

6.38% (1)	05/31/33	1,827,000	1,843,827

6.75% (1)	01/31/34	670,000	688,505

			4,321,033

Agriculture — 0.1%

Altria Group, Inc.

4.88%	02/04/28	490,000	494,165

BAT Capital Corp. (United Kingdom)

3.56%	08/15/27	44,000	43,547

Imperial Brands Finance PLC (United Kingdom)

4.50% (1)	06/30/28	2,955,000	2,957,867

6.13% (1)	07/27/27	195,000	198,652

			3,694,231

Airlines — 0.2%

American Airlines, Inc./AAdvantage Loyalty IP Ltd.

5.75% (1)	04/20/29	4,213,000	4,218,308

Delta Air Lines Pass-Through Trust Series 2020-1, Class AA

2.00%	12/10/29	16,778	16,236

JetBlue Pass-Through Trust Series 2019-1, Class AA

2.75%	11/15/33	2,209,062	1,944,505

JetBlue Pass-Through Trust Series 2020-1, Class A

4.00%	05/15/34	50,461	47,555

			6,226,604

Apparel — 0.1%

Crocs, Inc.

4.13% (1)	08/15/31	1,897,000	1,765,879

Auto Manufacturers — 0.1%

Volkswagen Group of America Finance LLC (Germany)

5.65% (1)	03/25/32	70,000	71,392

Issues	Maturity Date	Principal Amount		Value

Auto Manufacturers (Continued)

Volkswagen International Finance NV (Germany)

7.88% (9 yr. EUR Swap + 4.783%) (2),(3),(4)	09/06/32	EUR	1,200,000	$1,572,230

				1,643,622

Auto Parts & Equipment — 0.2%

Cyprium Corp./Cyprium Holdings Luxembourg SARL

6.38% (1)	04/15/34		655,000	654,699

IHO Verwaltungs GmbH (Germany) (7.38% Cash or 8.12% PIK)

7.38% (1)	05/15/33		2,600,000	2,645,344

Robert Bosch GmbH (Germany)

4.38% (4)	06/02/43	EUR	2,500,000	2,850,942

ZF North America Capital, Inc. (Germany)

7.50% (1)	03/24/31		180,000	180,846

				6,331,831

Banks — 3.1%

Bank of America Corp.

1.73% (1 day USD SOFR + 0.960%) (2)	07/22/27		7,815,000	7,769,204

1.92% (1 day USD SOFR + 1.370%) (2)	10/24/31		5,025,000	4,459,989

2.55% (1 day USD SOFR + 1.050%) (2)	02/04/28		2,625,000	2,589,037

2.65% (1 day USD SOFR + 1.220%) (2)	03/11/32		225,000	204,557

2.97% (1 day USD SOFR + 1.330%) (2)	02/04/33		1,395,000	1,263,410

3.42% (3 mo. USD Term SOFR + 1.302%) (2)	12/20/28		685,000	673,903

4.38% (5 yr. CMT + 2.760%) (2),(3)	01/27/27		100,000	99,150

Citibank NA

4.88% (1 day USD SOFR + 0.712%) (2)	11/19/27		5,000,000	5,017,200

4.91%	05/29/30		2,000,000	2,032,820

Citigroup, Inc.

2.52% (1 day USD SOFR + 1.177%) (2)	11/03/32		510,000	452,033

6.63% (5 yr. CMT + 3.001%) (2),(3)	02/15/31		3,075,000	3,110,824

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

Goldman Sachs Group, Inc.

1.54% (1 day USD SOFR + 0.818%) (2)	09/10/27	$5,000	$4,949

1.95% (1 day USD SOFR + 0.913%) (2)	10/21/27	325,000	321,285

2.38% (1 day USD SOFR + 1.248%) (2)	07/21/32	1,000,000	885,830

3.81% (3 mo. USD Term SOFR + 1.420%) (2)	04/23/29	2,075,000	2,046,054

JPMorgan Chase & Co.

1.76% (3 mo. USD Term SOFR + 1.105%) (2)	11/19/31	3,080,000	2,714,743

2.07% (1 day USD SOFR + 1.015%) (2)	06/01/29	120,000	114,326

2.18% (1 day USD SOFR + 1.890%) (2)	06/01/28	5,000,000	4,884,100

2.55% (1 day USD SOFR + 1.180%) (2)	11/08/32	2,770,000	2,467,294

2.58% (3 mo. USD Term SOFR + 1.250%) (2)	04/22/32	760,000	687,914

3.65% (5 yr. CMT + 2.850%) (2),(3)	06/01/26	115,000	114,869

4.01% (3 mo. USD Term SOFR + 1.382%) (2)	04/23/29	255,000	253,019

4.32% (1 day USD SOFR + 1.560%) (2)	04/26/28	3,500,000	3,499,125

4.98% (1 day USD SOFR + 0.930%) (2)	07/22/28	1,470,000	1,479,937

5.77% (1 day USD SOFR + 1.490%) (2)	04/22/35	415,000	432,787

Morgan Stanley

2.24% (1 day USD SOFR + 1.178%) (2)	07/21/32	425,000	374,081

2.94% (1 day USD SOFR + 1.290%) (2)	01/21/33	354,000	319,244

5.83% (1 day USD SOFR + 1.580%) (2)	04/19/35	3,120,000	3,244,706

Morgan Stanley Bank NA

5.50% (1 day USD SOFR + 0.865%) (2)	05/26/28	10,000,000	10,112,600

Morgan Stanley Private Bank NA

4.20% (1 day USD SOFR + 0.780%) (2)	11/17/28	5,685,000	5,666,467

4.47% (1 day USD SOFR + 1.020%) (2)	11/19/31	2,370,000	2,337,792

4.73% (1 day USD SOFR + 1.080%) (2)	07/18/31	3,200,000	3,196,736

PNC Financial Services Group, Inc.

3.40% (5 yr. CMT + 2.595%) (2),(3)	09/15/26	105,000	103,784

Issues	Maturity Date	Principal Amount		Value

Banks (Continued)

5.58% (1 day USD SOFR + 1.841%) (2)	06/12/29		$1,370,000	$1,403,346

Santander U.K. Group Holdings PLC (United Kingdom)

1.67% (1 day USD SOFR + 0.989%) (2)	06/14/27		290,000	288,936

U.S. Bancorp

5.08% (1 day USD SOFR + 1.296%) (2)	05/15/31		2,250,000	2,285,325

5.78% (1 day USD SOFR + 2.020%) (2)	06/12/29		5,000,000	5,132,800

Wells Fargo & Co.

2.39% (1 day USD SOFR + 2.100%) (2)	06/02/28		460,000	450,078

2.57% (3 mo. USD Term SOFR + 1.262%) (2)	02/11/31		3,440,000	3,192,389

2.88% (3 mo. USD Term SOFR + 1.432%) (2)	10/30/30		5,000,000	4,721,400

3.35% (1 day USD SOFR + 1.500%) (2)	03/02/33		2,835,000	2,610,666

5.50% (1 day USD SOFR + 1.780%) (2)	01/23/35		225,000	229,423

				93,248,132

Beverages — 0.2%

Anheuser-Busch InBev SA (Belgium)

4.13% (4)	05/19/45	EUR	1,400,000	1,563,879

Becle SAB de CV (Mexico)

2.50% (1)	10/14/31		1,790,000	1,544,394

Heineken NV (Netherlands)

4.24% (4)	11/14/45	EUR	925,000	1,035,285

JDE Peet’s NV (Netherlands)

2.25% (1)	09/24/31		750,000	653,850

Maple Parent Holdings Corp.

4.73% (1)	03/26/35	EUR	1,755,000	2,068,221

				6,865,629

Biotechnology — 0.0%

Amgen, Inc.

3.15%	02/21/40		100,000	77,751

BioMarin Pharmaceutical, Inc.

5.50% (1)	02/15/34		675,000	670,626

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Biotechnology (Continued)

Genmab AS/Genmab Finance LLC (Denmark)

6.25% (1)	12/15/32		$462,000	$474,206

				1,222,583

Building Materials — 0.1%

JH North America Holdings, Inc.

6.13% (1)	07/31/32		2,975,000	2,984,937

Chemicals — 0.2%

Axalta Coating Systems Dutch Holding B BV

7.25% (1)	02/15/31		50,000	51,969

FIS Fabbrica Italiana Sintetici SpA

5.25% (1)	02/05/31	EUR	1,100,000	1,282,171

International Flavors & Fragrances, Inc.

1.83% (1)	10/15/27		405,000	388,707

2.30% (1)	11/01/30		505,000	452,015

3.27% (1)	11/15/40		55,000	41,195

Itelyum Regeneration SpA (Italy)

5.75% (1)	04/15/30	EUR	250,000	296,619

5.75% (4)	04/15/30	EUR	820,000	972,912

Monitchem HoldCo 3 SA (Luxembourg)

8.75% (4)	05/01/28	EUR	500,000	593,485

SCIH Salt Holdings, Inc.

4.88% (1)	05/01/28		608,000	602,650

SK Invictus Intermediate II SARL

5.00% (1)	10/30/29		431,000	424,690

WR Grace Holdings LLC

7.00% (1)	08/01/33		500,000	499,685

7.38% (1)	03/01/31		1,732,000	1,751,589

				7,357,687

Commercial Services — 0.6%

AA Bond Co. Ltd. (United Kingdom)

5.50% (4)	07/31/50	GBP	940,000	1,241,397

ADT Security Corp.

5.88% (1)	10/15/33		$650,000	640,809

Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxemburg)

7.00% (1)	05/21/30		1,645,000	1,698,726

Allied Universal Holdco LLC/Allied Universal Finance Corp.

6.88% (1)	06/15/30		145,000	149,270

BCP V Modular Services Finance II PLC

4.75% (4)	11/30/28	EUR	670,000	744,409

Block, Inc.

6.50%	05/15/32		51,000	52,020

Deluxe Corp.

8.13% (1)	09/15/29		52,000	54,331

Global Payments, Inc.

4.50%	11/15/28		4,215,000	4,182,587

Issues	Maturity Date	Principal Amount		Value

Commercial Services (Continued)

Grand Canyon University

5.13%	10/01/28		$1,000,000	$993,430

Herc Holdings, Inc.

7.25% (1)	06/15/33		486,000	509,099

ION Platform Finance U.S., Inc.

7.88% (1)	09/30/32		500,000	388,095

RAC Bond Co. PLC (United Kingdom)

8.25% (4)	05/06/46	GBP	100,000	143,607

Raven Acquisition Holdings LLC

6.88% (1)	11/15/31		1,130,000	1,120,079

Rentokil Terminix Funding LLC

5.00% (1)	04/28/30		1,970,000	1,986,942

Rollins, Inc.

5.25%	02/24/35		1,090,000	1,089,956

Upbound Group, Inc.

6.38% (1)	02/15/29		1,724,000	1,706,932

VT Topco, Inc.

8.50% (1)	08/15/30		2,883,000	2,953,028

				19,654,717

Computers — 0.3%

Dell International LLC/EMC Corp.

4.75%	04/01/28		1,135,000	1,141,946

5.00%	04/01/30		840,000	851,584

Gartner, Inc.

3.75% (1)	10/01/30		4,200,000	3,853,164

McAfee Corp.

7.38% (1)	02/15/30		301,000	244,090

NCR Voyix Corp.

5.00% (1)	10/01/28		675,000	661,878

Science Applications International Corp.

5.88% (1)	11/01/33		800,000	789,496

				7,542,158

Cosmetics/Personal Care — 0.1%

Edgewell Personal Care Co.

4.13% (1)	04/01/29		860,000	822,194

Perrigo Finance Unlimited Co.

5.15%	06/15/30		2,507,000	2,379,018

6.13%	09/30/32		1,113,000	1,049,147

				4,250,359

Diversified Financial Services — 0.3%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)

2.45%	10/29/26		123,000	121,987

3.88%	01/23/28		5,000	4,948

American Express Co.

4.92% (1 day USD SOFR + 1.220%) (2)	07/20/33		1,680,000	1,684,620

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

April 30, 2026

Issues	Maturity Date	Principal Amount		Value

Diversified Financial Services (Continued)

AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust

6.09% (1)	12/15/44		$2,600,944	$2,601,178

Avolon Holdings Funding Ltd. (Ireland)

2.53% (1)	11/18/27		1,976,000	1,915,633

Blackrock, Inc.

3.75%	07/18/35	EUR	730,000	854,554

EZCORP, Inc.

7.38% (1)	04/01/32		150,000	159,549

GGAM Finance Ltd. (Ireland)

8.00% (1)	06/15/28		892,000	929,223

8.00% (1)	02/15/27		115,000	116,108

Jane Street Group/JSG Finance, Inc.

6.13% (1)	11/01/32		780,000	784,743

6.75% (1)	05/01/33		90,000	92,525

7.13% (1)	04/30/31		905,000	939,091

				10,204,159

Electric — 1.9%

Alliant Energy Corp.

5.75% (5 yr. CMT + 2.077%) (2)	04/01/56		3,630,000	3,567,128

Alliant Energy Finance LLC

3.60% (1)	03/01/32		655,000	609,196

5.95% (1)	03/30/29		1,500,000	1,552,050

Alpha Generation LLC

6.25% (1)	01/15/34		1,785,000	1,772,719

American Electric Power Co., Inc.

5.80% (5 yr. CMT + 2.128%) (2)	03/15/56		5,570,000	5,554,293

Amprion GmbH (Germany)

4.58% (4)	01/15/46	EUR	1,600,000	1,849,634

Arizona Public Service Co.

6.35%	12/15/32		135,000	144,345

Ausgrid Finance Pty. Ltd. (Australia)

5.95% (4)	12/10/35	AUD	1,520,000	1,066,441

CenterPoint Energy, Inc.

5.95% (5 yr. CMT + 2.223%) (2)	04/01/56		4,685,000	4,670,242

Dominion Energy, Inc.

6.00% (5 yr. CMT + 2.262%) (2)	02/15/56		5,325,000	5,339,910

Electricite de France SA

4.75% (4)	06/17/44	EUR	3,100,000	3,620,741

5.64% (4)	08/28/35	AUD	610,000	419,864

7.38% (5 yr. U.K. Government Bond + 3.775%) (2),(3),(4)	06/17/35	GBP	300,000	418,692

9.13% (5 yr. CMT + 5.411%) (1),(2),(3)	03/15/33		575,000	673,244

Issues	Maturity Date	Principal Amount		Value

Electric (Continued)

Elia Group SA (Belgium)

3.88% (4)	06/11/31	EUR	100,000	$117,836

EnBW Energie Baden-Wuerttemberg AG (Germany)

4.50% (5 yr. EURIBOR ICE Swap + 1.846%) (2),(4)	02/10/56	EUR	1,200,000	1,353,565

EnBW International Finance BV (Germany)

5.79% (4)	02/26/36	AUD	1,570,000	1,086,511

Enel SpA (Italy)

4.50% (5 yr. EURIBOR ICE Swap + 1.821%) (2),(3),(4)	10/14/34	EUR	1,470,000	1,653,356

Entergy Corp.

5.88% (5 yr. CMT + 2.179%) (2)	06/15/56		2,000,000	2,000,780

Eurogrid GmbH (Germany)

3.28% (4)	09/05/31	EUR	200,000	231,139

FirstEnergy Transmission LLC

2.87% (1)	09/15/28		418,000	402,116

Florida Power & Light Co.

5.70%	03/15/55		2,000,000	1,979,680

Interstate Power & Light Co.

5.70%	10/15/33		1,000,000	1,042,040

MVM Energetika Zrt (Hungary)

6.50% (4)	03/13/31		400,000	419,444

Public Service Co. of Oklahoma

5.45%	01/15/36		3,000,000	3,022,350

Southern Co.

3.75% (5 yr. CMT + 2.915%) (2)	09/15/51		9,500,000	9,460,385

Southwestern Electric Power Co.

5.30%	04/01/33		600,000	608,574

TenneT Holding BV (Netherlands)

4.88% (5 yr. EURIBOR ICE Swap + 2.214%) (2),(3),(4)	12/21/31	EUR	2,000,000	2,407,390

Tucson Electric Power Co.

5.50%	04/15/53		305,000	288,481

Vistra Operations Co. LLC

6.88% (1)	04/15/32		1,720,000	1,796,557

				59,128,703

Electrical Components & Equipment — 0.1%

Energizer Holdings, Inc.

6.00% (1)	09/15/33		2,245,000	2,147,612

WESCO Distribution, Inc.

5.25% (1)	04/15/31		1,700,000	1,701,139

				3,848,751

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Electronics — 0.1%

Amphenol Corp.

4.63%	02/15/36		$2,895,000	$2,799,639

Engineering & Construction — 0.1%

Heathrow Funding Ltd. (United Kingdom)

3.88% (4)	01/16/38	EUR	250,000	285,549

4.50% (4)	07/11/35	EUR	865,000	1,049,531

Sydney Airport Finance Co. Pty. Ltd.

5.90% (4)	04/19/34	AUD	750,000	531,280

				1,866,360

Entertainment — 0.6%

Banijay Entertainment SAS (France)

8.13% (1)	05/01/29		350,000	361,623

Brightstar Lottery PLC/Brightstar Global Solutions Corp. (United Kingdom)

5.75% (1)	01/15/33		910,000	891,572

Caesars Entertainment, Inc.

6.00% (1)	10/15/32		1,000,000	896,970

6.50% (1)	02/15/32		2,220,000	2,162,524

7.00% (1)	02/15/30		1,000,000	1,015,530

Churchill Downs, Inc.

5.75% (1)	04/01/30		798,000	797,106

FDJ United (France)

3.38% (4)	11/21/33	EUR	1,000,000	1,134,908

Flutter Treasury DAC (Ireland)

5.00% (1)	04/29/29	EUR	100,000	119,339

6.13% (4)	06/04/31	GBP	525,000	701,906

Great Canadian Gaming Corp./Raptor LLC (Canada)

8.75% (1)	11/15/29		1,074,000	1,047,923

LHMC Finco 2 SARL (Luxemburg) (8.63% Cash or 9.38% PIK)

9.38% (1)	05/15/30	EUR	1,037,180	1,280,950

9.38% (4)	05/15/30	EUR	1,000,000	1,235,032

Light & Wonder International, Inc.

6.25% (1)	10/01/33		1,081,000	1,074,655

Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada)

8.00% (1)	08/01/30		2,484,000	2,455,012

Rivers Enterprise Borrower LLC

6.25% (1)	10/15/30		1,800,000	1,832,958

Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.

6.63% (1)	02/01/33		803,000	819,710

Voyager Parent LLC

9.25% (1)	07/01/32		760,000	810,054

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.

6.25% (1)	03/15/33		55,000	55,289

				18,693,061

Issues	Maturity Date	Principal Amount		Value

Environmental Control — 0.4%

GFL Environmental, Inc.

4.00% (1)	08/01/28		$2,879,000	$2,813,848

Luna 1.5 SARL (Luxemburg)

10.50% (4)	07/01/32	EUR	1,000,000	1,249,960

Luna 2 5 SARL (Luxemburg)

5.50% (1)	07/01/32	EUR	1,100,000	1,295,482

5.50% (4)	07/01/32	EUR	1,000,000	1,177,711

Seche Environnement SACA (France)

5.87% (5 yr. EURIBOR ICE Swap + 3.707%) (2),(3),(4)	01/09/31	EUR	2,000,000	2,326,361

Waste Pro USA, Inc.

7.00% (1)	02/01/33		1,970,000	2,008,218

				10,871,580

Financial — 0.1%

Nomura Corporate Funding Americas LLC

0.00% (5),(6)	10/27/26		3,261,891	3,256,673

Food — 0.3%

JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings

3.75%	12/01/31		385,000	360,776

6.75%	03/15/34		202,000	220,287

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL

5.75%	04/01/33		2,000,000	2,060,940

Pilgrim’s Pride Corp.

4.25%	04/15/31		2,930,000	2,817,312

6.25%	07/01/33		950,000	998,241

Post Holdings, Inc.

4.63% (1)	04/15/30		1,475,000	1,430,086

6.25% (1)	10/15/34		950,000	939,892

Smithfield Foods, Inc.

5.20% (1)	04/01/29		5,000	5,047

				8,832,581

Gas — 0.4%

AmeriGas Partners LP/AmeriGas Finance Corp.

9.38% (1)	06/01/28		46,000	47,216

9.50% (1)	06/01/30		1,619,000	1,726,437

CenterPoint Energy Resources Corp.

5.40%	03/01/33		765,000	784,874

KeySpan Gas East Corp.

5.99% (1)	03/06/33		385,000	402,983

National Gas Transmission PLC (United Kingdom)

4.25% (4)	04/05/30	EUR	200,000	240,699

NiSource, Inc.

5.75% (5 yr. CMT + 2.035%) (2)	07/15/56		3,160,000	3,163,571

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

April 30, 2026

Issues	Maturity Date	Principal Amount		Value

Gas (Continued)

Nortegas Energia Grupo SL (Spain)

4.13% (4)	01/21/33	EUR	900,000	$1,034,969

Northwest Natural Holding Co.

7.00% (5 yr. CMT + 2.701%) (2)	09/15/55		2,000,000	2,068,440

Redexis SA

4.38% (4)	05/30/31	EUR	1,100,000	1,306,378

				10,775,567

Health Care-Products — 0.4%

180 Medical, Inc. (United Kingdom)

3.88% (1)	10/15/29		269,000	259,835

Medline Borrower LP

3.88% (1)	04/01/29		8,925,000	8,677,331

Sartorius Finance BV (Germany)

4.50% (4)	09/14/32	EUR	100,000	121,130

4.88% (4)	09/14/35	EUR	1,600,000	1,967,281

Stryker Corp.

4.70%	02/10/28		1,465,000	1,474,215

				12,499,792

Health Care-Services — 0.9%

Cigna Group

4.50%	09/15/30		6,995,000	6,989,404

5.25%	01/15/36		1,000,000	1,001,340

HCA, Inc.

2.38%	07/15/31		2,000,000	1,774,700

5.38%	09/01/26		1,260,000	1,261,613

5.63%	09/01/28		3,275,000	3,339,812

Heartland Dental LLC/Heartland Dental Finance Corp.

10.50% (1)	04/30/28		11,000	11,337

Humana, Inc.

5.55%	05/01/35		570,000	566,398

Kedrion SpA (Italy)

6.50% (1)	09/01/29		669,000	656,543

Mehilainen Yhtiot OYJ (Finland)

5.13% (1)	06/30/32	EUR	1,145,000	1,350,494

ModivCare, Inc.

0.00% (1),(6),(7),(8)	10/01/29		744,450	11,167

Molina Healthcare, Inc.

6.25% (1)	01/15/33		635,000	634,841

Star Parent, Inc.

9.00% (1)	10/01/30		2,583,000	2,706,312

Tenet Healthcare Corp.

5.13%	11/01/27		1,950,000	1,950,488

UnitedHealth Group, Inc.

5.63%	07/15/54		5,500,000	5,275,710

				27,530,159

Issues	Maturity Date	Principal Amount	Value

Household Products/Wares — 0.1%

Spectrum Brands, Inc.

3.88% (1)	03/15/31	$2,214,000	$1,941,457

Housewares — 0.1%

Central Garden & Pet Co.

4.13% (1)	04/30/31	58,000	54,603

4.13%	10/15/30	575,000	544,738

Newell Brands, Inc.

7.38%	04/01/36	1,685,000	1,608,753

			2,208,094

Insurance — 0.5%

Acrisure LLC/Acrisure Finance, Inc.

4.25% (1)	02/15/29	522,000	498,828

6.00% (1)	08/01/29	405,000	385,204

7.50% (1)	11/06/30	380,000	386,164

8.25% (1)	02/01/29	1,000,000	1,003,840

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer

6.50% (1)	10/01/31	938,000	946,949

7.00% (1)	01/15/31	1,155,000	1,177,892

7.38% (1)	10/01/32	1,444,000	1,420,434

Ardonagh Finco Ltd.

7.75% (1)	02/15/31	1,350,000	1,377,675

Asurion LLC/Asurion Co-Issuer, Inc.

8.38% (1)	02/01/34	805,000	795,308

Farmers Exchange Capital

7.05% (1)	07/15/28	3,000,000	3,107,700

Farmers Exchange Capital II

6.15% (3 mo. USD Term SOFR + 4.006%) (1),(2)	11/01/53	550,000	535,573

Farmers Exchange Capital III

5.45% (3 mo. USD Term SOFR + 3.716%) (1),(2)	10/15/54	835,000	764,108

Farmers Insurance Exchange

4.75% (3 mo. USD LIBOR + 3.231%) (1),(2)	11/01/57	135,000	113,144

7.00% (10 yr. CMT + 3.864%) (1),(2)	10/15/64	265,000	266,047

HUB International Ltd.

7.25% (1)	06/15/30	417,000	431,524

Marsh & McLennan Cos., Inc.

4.95%	03/15/36	1,500,000	1,479,675

Metropolitan Life Global Funding I

2.95% (1)	04/09/30	15,000	14,117

Panther Escrow Issuer LLC

7.13% (1)	06/01/31	375,000	377,167

			15,081,349

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Internet — 1.4%

Airbnb, Inc.

5.25%	03/16/36		$2,805,000	$2,799,081

Alphabet, Inc.

3.50%	11/06/38	EUR	1,375,000	1,539,809

4.00%	11/06/44	EUR	1,305,000	1,469,506

Amazon.com, Inc.

4.85%	03/16/64	EUR	4,125,000	4,804,027

4.88%	03/13/36		3,000,000	2,957,250

5.80%	03/13/56		2,800,000	2,757,020

Booking Holdings, Inc.

3.88%	03/21/45	EUR	500,000	517,163

4.00%	03/01/44	EUR	530,000	562,568

Cerved Group SpA (Italy)

7.40% (3 mo. EUR EURIBOR + 5.250%) (2),(4)	02/15/29	EUR	745,000	737,452

Gen Digital, Inc.

6.75% (1)	09/30/27		328,000	330,001

Getty Images, Inc.

10.50% (1)	11/15/30		2,490,000	2,209,800

ION Platform Finance U.S., Inc./ION Platform Finance SARL

8.75% (1)	05/01/29		678,000	630,859

Meta Platforms, Inc.

4.60%	11/15/32		8,945,000	8,834,708

4.88%	11/15/35		2,800,000	2,732,100

5.63%	11/15/55		2,250,000	2,063,722

6.30%	05/15/56		2,576,000	2,572,471

Snap, Inc.

6.88% (1)	03/01/33		1,258,000	1,226,236

6.88% (1)	03/15/34		1,845,000	1,787,989

Uber Technologies, Inc.

4.30%	01/15/30		700,000	694,722

				41,226,484

Investment Companies — 0.1%

Icahn Enterprises LP/Icahn Enterprises Finance Corp.

9.75%	01/15/29		370,000	372,094

10.00% (1)	11/15/29		2,957,000	2,986,748

				3,358,842

Iron & Steel — 0.2%

CSN Inova Ventures

6.75% (4)	01/28/28		300,000	256,074

CSN Inova Ventures (Brazil)

6.75% (1)	01/28/28		2,369,000	2,022,131

CSN Resources SA

8.88% (4)	12/05/30		1,000,000	813,460

Issues	Maturity Date	Principal Amount		Value

Iron & Steel (Continued)

CSN Resources SA (Brazil)

5.88% (1)	04/08/32		$4,396,000	$3,018,865

				6,110,530

Leisure Time — 0.0%

Sabre GLBL, Inc.

10.75% (1)	11/15/29		197,000	171,559

10.75% (1)	03/15/30		250,000	215,965

				387,524

Lodging — 0.3%

Hyatt Hotels Corp.

5.05%	03/30/28		3,405,000	3,438,573

Las Vegas Sands Corp.

5.63%	06/15/28		1,825,000	1,850,203

6.00%	06/14/30		1,500,000	1,546,800

MGM Resorts International

6.50%	04/15/32		527,000	534,542

Wyndham Hotels & Resorts, Inc.

5.63% (1)	03/01/33		2,635,000	2,610,468

				9,980,586

Machinery-Construction & Mining — 0.1%

Eaton Capital ULC

3.55%	03/10/34	EUR	1,370,000	1,587,046

Machinery-Diversified — 0.1%

Columbus McKinnon Corp.

7.13% (1)	02/01/33		605,000	609,126

Lsf12 Helix Parent LLC

7.13% (1)	02/01/33		1,110,000	1,084,348

Oregon Tool Lux LP

7.88% (1)	10/15/29		549,538	98,862

				1,792,336

Media — 1.2%

Belo Corp.

7.25%	09/15/27		1,675,000	1,718,248

CCO Holdings LLC/CCO Holdings Capital Corp.

5.38% (1)	06/01/29		2,471,000	2,434,108

7.00% (1)	02/01/33		1,250,000	1,233,763

7.38% (1)	02/01/36		3,380,000	3,316,490

Charter Communications Operating LLC/Charter Communications Operating Capital

2.80%	04/01/31		140,000	125,398

3.70%	04/01/51		530,000	325,521

3.90%	06/01/52		1,360,000	855,970

4.80%	03/01/50		250,000	183,965

5.85%	12/01/35		1,175,000	1,147,223

6.65%	02/01/34		246,000	255,609

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

April 30, 2026

Issues	Maturity Date	Principal Amount		Value

Media (Continued)

CSC Holdings LLC

4.63% (1)	12/01/30		$300,000	$106,674

6.50% (1)	02/01/29		2,430,000	1,511,727

11.75% (1)	01/31/29		4,201,000	3,009,008

DISH DBS Corp.

7.75%	07/01/26		2,250,000	2,245,950

DISH Network Corp.

11.75% (1)	11/15/27		1,277,000	1,318,030

EchoStar Corp.

10.75%	11/30/29		2,628,000	2,852,326

Midcontinent Communications

8.00% (1)	08/15/32		1,755,000	1,657,141

Sinclair Television Group, Inc.

4.38% (1)	12/31/32		1,000,000	777,270

8.13% (1)	02/15/33		1,693,000	1,754,371

Sirius XM Radio LLC

4.13% (1)	07/01/30		1,685,000	1,571,819

5.00% (1)	08/01/27		955,000	953,071

Time Warner Cable LLC

5.50%	09/01/41		1,535,000	1,324,214

Univision Communications, Inc.

8.88% (1)	04/15/33		3,460,000	3,480,968

Virgin Media O2 Vendor Financing Notes VI DAC (Ireland)

8.50% (1)	03/15/33		2,373,000	2,137,266

VZ Secured Financing BV (Netherlands)

5.00% (1)	01/15/32		1,475,000	1,298,088

Ziggo Bonds Co. BV (Netherlands)

5.13% (1)	02/28/30		53,000	46,545

				37,640,763

Mining — 0.0%

Corp. Nacional del Cobre de Chile

5.13% (4)	02/02/33		407,000	406,564

5.95% (4)	01/08/34		407,000	421,799

				828,363

Miscellaneous Manufacturers — 0.2%

Dyno Nobel Ltd. (Australia)

5.40%	11/08/32	AUD	2,230,000	1,539,086

Smiths Group PLC (United Kingdom)

3.63% (4)	11/13/33	EUR	3,845,000	4,370,443

				5,909,529

Oil & Gas — 0.4%

Ecopetrol SA

8.38%	01/19/36		1,660,000	1,721,669

KazMunayGas National Co. JSC (Kazakhstan)

3.50% (1)	04/14/33		2,073,000	1,890,991

Matador Resources Co.

6.00% (1)	04/15/34		1,000,000	1,004,590

Issues	Maturity Date	Principal Amount		Value

Oil & Gas (Continued)

SM Energy Co.

9.63% (1)	06/15/33		$1,500,000	$1,673,955

Sunoco LP

5.63% (1)	07/15/34		560,000	552,703

5.88% (1)	03/15/34		1,555,000	1,550,522

7.88% (5 yr. CMT + 4.230%) (1),(2),(3)	09/18/30		4,300,000	4,458,154

Transocean International Ltd.

8.75% (1)	02/15/30		220,500	231,282

				13,083,866

Oil & Gas Services — 0.1%

Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.

4.74%	03/11/46	EUR	1,160,000	1,370,310

Kodiak Gas Services LLC

6.50% (1)	10/01/33		728,000	745,035

6.75% (1)	10/01/35		500,000	519,675

WBI Operating LLC

6.50% (1)	10/15/33		480,000	485,655

				3,120,675

Packaging & Containers — 0.3%

Amcor Finance USA, Inc.

4.50%	05/15/28		245,000	245,367

Amcor Flexibles North America, Inc.

4.80%	03/17/28		2,225,000	2,238,595

5.10%	03/17/30		1,000,000	1,012,970

5.50%	03/17/35		755,000	766,506

Amcor Group Finance PLC

5.45%	05/23/29		2,170,000	2,222,297

Amcor U.K. Finance PLC (Australia)

3.75%	02/20/33	EUR	700,000	805,198

Ardagh Group SA (5.50% Cash or 6.50% PIK) due 5/30/26

12.00% (1)	12/01/30		882,000	793,968

Berry Global, Inc.

1.65%	01/15/27		40,000	39,254

5.50%	04/15/28		255,000	259,751

5.65%	01/15/34		150,000	153,850

Graphic Packaging International LLC

6.38% (1)	07/15/32		1,285,000	1,285,360

				9,823,116

Pharmaceuticals — 0.6%

1261229 BC Ltd.

10.00% (1)	04/15/32		3,872,000	4,002,719

Bayer U.S. Finance II LLC (Germany)

4.38% (1)	12/15/28		510,000	505,951

4.40% (1)	07/15/44		245,000	194,643

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Pharmaceuticals (Continued)

4.63% (1)	06/25/38		$750,000	$676,223

4.88% (1)	06/25/48		2,080,000	1,715,542

6.50% (1)	11/21/33		500,000	532,940

Bayer U.S. Finance LLC (Germany)

6.88% (1)	11/21/53		345,000	366,908

CVS Health Corp.

4.78%	03/25/38		75,000	69,617

5.05%	03/25/48		3,250,000	2,804,782

5.88%	06/01/53		212,000	201,576

6.75% (5 yr. CMT + 2.516%) (2)	12/10/54		1,290,000	1,337,601

7.00% (5 yr. CMT + 2.886%) (2)	03/10/55		1,275,000	1,323,845

Dolcetto Holdco SpA (Italy)

5.63% (4)	07/14/32	EUR	625,000	734,199

Grifols SA (Spain)

7.50% (4)	05/01/30	EUR	827,000	1,009,724

Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.

8.75% (1)	04/17/32		932,000	841,512

Teva Pharmaceutical Finance Netherlands III BV (Israel)

6.00%	12/01/32		274,000	285,516

Teva Pharmaceutical Finance Netherlands IV BV (Israel)

5.75%	12/01/30		274,000	281,362

				16,884,660

Pipelines — 0.7%

CQP Holdco LP/BIP-V Chinook Holdco LLC

5.50% (1)	06/15/31		1,860,000	1,839,280

Energy Transfer LP

6.63% (3 mo. USD Term SOFR + 4.417%) (2),(3)	02/15/28		2,733,000	2,759,127

Global Partners LP/GLP Finance Corp.

6.88%	01/15/29		430,000	434,042

8.25% (1)	01/15/32		425,000	446,118

ITT Holdings LLC

6.50% (1)	08/01/29		1,963,000	1,935,459

NGL Energy Operating LLC/NGL Energy Finance Corp.

8.38% (1)	02/15/32		2,373,000	2,491,745

NGPL PipeCo LLC

4.88% (1)	08/15/27		40,000	40,060

Pipeline Funding Co. LLC

7.50% (1)	01/15/30		133,770	135,854

Rockies Express Pipeline LLC

6.88% (1)	04/15/40		216,000	218,272

Southern Natural Gas Co. LLC

4.80% (1)	03/15/47		65,000	55,827

Issues	Maturity Date	Principal Amount		Value

Pipelines (Continued)

TransMontaigne Partners LLC

8.50% (1)	06/15/30		$2,150,000	$2,224,497

Venture Global Calcasieu Pass LLC

3.88% (1)	11/01/33		750,000	669,503

4.13% (1)	08/15/31		580,000	544,057

Venture Global LNG, Inc.

9.00% (5 yr. CMT + 5.440%) (1),(2),(3)	09/30/29		3,505,000	3,466,901

9.88% (1)	02/01/32		922,000	989,924

Venture Global Plaquemines LNG LLC

6.50% (1)	01/15/34		128,000	134,171

6.75% (1)	01/15/36		1,224,000	1,301,957

				19,686,794

Real Estate — 0.2%

Blackstone Property Partners Europe Holdings SARL (Luxembourg)

1.00% (4)	05/04/28	EUR	195,000	217,876

Blackstone Property Partners Europe Holdings SARL (Luxemburg)

3.50% (4)	01/29/31	EUR	555,000	638,973

DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH

4.88% (4)	08/21/30	EUR	1,200,000	1,428,421

Finco Opal SARL (Luxemburg)

9.76% (3 mo. EUR EURIBOR + 7.750%) (2),(4)	03/02/30	EUR	2,700,000	3,135,866

Vonovia SE (Germany)

0.75% (4)	09/01/32	EUR	100,000	97,140

5.72% (4)	09/03/35	AUD	1,750,000	1,186,498

				6,704,774

REIT — 1.2%

American Assets Trust LP

3.38%	02/01/31		1,200,000	1,092,492

American Tower Corp.

2.10%	06/15/30		2,550,000	2,307,113

2.90%	01/15/30		3,000,000	2,824,950

4.70%	12/15/32		2,000,000	1,975,000

4.90%	03/15/30		500,000	505,120

5.55%	07/15/33		1,500,000	1,545,285

5.90%	11/15/33		4,500,000	4,719,150

Americold Realty Operating Partnership LP (REIT)

5.60%	05/15/32		1,120,000	1,116,528

Boston Properties LP (REIT)

2.75%	10/01/26		10,000	9,937

Crown Castle, Inc. (REIT)

2.10%	04/01/31		1,250,000	1,095,813

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

April 30, 2026

Issues	Maturity Date	Principal Amount		Value

REIT (Continued)

Digital Dutch Finco BV

1.25% (4)	02/01/31	EUR	220,000	$230,707

3.88% (4)	03/15/35	EUR	500,000	566,157

Equinix Asia Financing Corp. Pte. Ltd. (REIT)

4.40%	03/15/31		3,700,000	3,633,622

Equinix Europe 2 Financing Corp. LLC (REIT)

3.63%	11/22/34	EUR	785,000	885,503

Extra Space Storage LP

2.40%	10/15/31		71,000	62,440

GLP Capital LP/GLP Financing II, Inc.

4.00%	01/15/31		73,000	69,176

5.30%	01/15/29		2,500,000	2,519,800

5.75%	06/01/28		10,000	10,136

Healthcare Realty Holdings LP

3.10%	02/15/30		35,000	32,968

3.63%	01/15/28		150,000	147,543

Host Hotels & Resorts LP (REIT)

5.70%	06/15/32		1,120,000	1,153,802

Hudson Pacific Properties LP

3.25%	01/15/30		422,000	361,274

3.95%	11/01/27		1,869,000	1,808,145

5.95%	02/15/28		638,000	623,115

Iron Mountain, Inc. (REIT)

6.25% (1)	01/15/33		1,395,000	1,414,572

LXP Industrial Trust

2.70%	09/15/30		160,000	146,128

Phillips Edison Grocery Center Operating Partnership I LP (REIT)

4.75%	03/15/33		2,755,000	2,702,049

VICI Properties LP/VICI Notes Co., Inc.

3.88% (1)	02/15/29		30,000	29,207

5.75% (1)	02/01/27		65,000	65,344

WP Carey, Inc.

3.75%	05/10/35	EUR	2,010,000	2,256,276

4.25%	07/23/32	EUR	200,000	238,472

				36,147,824

Retail — 0.8%

Asbury Automotive Group, Inc.

4.63% (1)	11/15/29		1,550,000	1,510,150

BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.

9.50% (1)	07/01/32		1,990,000	1,720,216

Ferrellgas LP/Ferrellgas Finance Corp.

9.25% (1)	01/15/31		4,106,000	4,308,795

FirstCash, Inc.

6.13% (1)	05/01/34		1,950,000	1,947,445

6.88% (1)	03/01/32		320,000	328,096

HOA RoyaltyCo LLC Series 2025-1, Class A-2I

4.72% (1),(5),(7)	11/22/55		793,589	15,872

Issues	Maturity Date	Principal Amount		Value

Retail (Continued)

LCM Investments Holdings II LLC

8.25% (1)	08/01/31		$50,000	$52,387

Lithia Motors, Inc.

3.88% (1)	06/01/29		325,000	311,877

Macy’s Retail Holdings LLC

7.38% (1)	08/01/33		676,000	702,675

Michaels Cos., Inc.

8.50% (1)	03/15/33		2,125,000	2,100,350

11.00% (1)	03/15/34		270,000	260,790

Murphy Oil USA, Inc.

3.75% (1)	02/15/31		58,000	54,220

Papa John’s International, Inc.

3.88% (1)	09/15/29		2,535,000	2,438,594

Punch Finance PLC

7.88% (4)	12/30/30	GBP	910,000	1,258,231

Staples, Inc.

10.75% (1)	09/01/29		646,000	618,913

Stonegate Pub Co. Financing PLC (United Kingdom)

8.62% (3 mo. EUR EURIBOR + 6.625%) (2),(4)	07/31/29	EUR	1,710,000	2,008,807

Suburban Propane Partners LP/Suburban Energy Finance Corp.

6.50% (1)	12/15/35		4,360,000	4,320,411

				23,957,829

Semiconductors — 0.1%

Foundry JV Holdco LLC

5.50% (1)	01/25/31		185,000	190,060

Intel Corp.

2.00%	08/12/31		560,000	488,583

3.73%	12/08/47		2,000,000	1,430,440

				2,109,083

Software — 0.9%

Atlassian Corp.

5.50%	05/15/34		1,400,000	1,367,016

Cloud Software Group, Inc.

8.25% (1)	06/30/32		2,957,000	2,809,860

Constellation Software, Inc. (Canada)

5.46% (1)	02/16/34		1,470,000	1,440,453

Fiserv, Inc.

4.55%	02/15/31		675,000	661,696

5.25%	08/11/35		2,370,000	2,312,599

5.45%	03/15/34		1,505,000	1,496,045

5.63%	08/21/33		675,000	683,741

Open Text Corp. (Canada)

6.90% (1)	12/01/27		760,000	777,632

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Software (Continued)

Open Text Holdings, Inc. (Canada)

4.13% (1)	12/01/31		$2,350,000	$2,008,639

Paychex, Inc.

5.10%	04/15/30		3,880,000	3,920,895

5.35%	04/15/32		700,000	706,314

RingCentral, Inc.

8.50% (1)	08/15/30		336,000	350,955

Salesforce, Inc.

4.65%	03/15/29		1,600,000	1,603,152

5.55%	03/15/36		3,000,000	2,992,710

SS&C Technologies, Inc.

5.50% (1)	09/30/27		52,000	52,029

6.50% (1)	06/01/32		1,615,000	1,635,704

TeamSystem SpA (Italy)

5.00% (4)	07/01/31	EUR	840,000	929,385

5.45% (3 mo. EUR EURIBOR + 3.250%) (1),(2)	07/01/32	EUR	800,000	901,260

UKG, Inc.

6.88% (1)	02/01/31		1,570,000	1,528,788

ZoomInfo Technologies LLC/ZoomInfo Finance Corp.

3.88% (1)	02/01/29		282,000	229,410

				28,408,283

Telecommunications — 0.8%

Altice Financing SA (Luxembourg)

9.63% (1)	07/15/27		4,553,000	3,534,266

Altice France SA

6.50% (1)	04/15/32		1,133,875	1,116,527

9.50% (1)	11/01/29		940,890	961,213

Global Switch Finance BV (United Kingdom)

1.38% (4)	10/07/30	EUR	725,000	787,794

Level 3 Financing, Inc.

6.88% (1)	06/30/33		380,000	392,760

Meridian Arc Holdco LLC

6.25% (1)	04/30/31		2,465,000	2,466,282

Road Michigan Property Owner I LLC

7.50% (1)	03/30/45		4,410,000	4,419,393

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC

5.15% (1)	09/20/29		1,028,400	1,031,660

SV RNO Property Owner 1 LLC

5.88% (1)	03/01/31		749,000	737,390

T-Mobile USA, Inc.

2.55%	02/15/31		6,996,000	6,361,743

5.00%	02/15/36		1,300,000	1,273,636

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC

8.63% (1)	06/15/32		415,000	434,908

Issues	Maturity Date	Principal Amount		Value

Telecommunications (Continued)

Windstream Services LLC/Windstream Escrow Finance Corp.

8.25% (1)	10/01/31		$417,000	$441,453

Zayo Group Holdings, Inc. (5.75% Cash or 0.50% PIK) due 3/29/27

9.25% (1)	03/09/30		1,610,917	1,612,995

				25,572,020

Toys/Games/Hobbies — 0.1%

Mattel, Inc.

5.00%	11/17/30		2,200,000	2,206,666

Transportation — 0.1%

Aurizon Network Pty. Ltd. (Australia)

2.90% (4)	09/02/30	AUD	1,700,000	1,078,269

6.10% (4)	09/12/31	AUD	1,240,000	891,417

Pacific National Finance Pty. Ltd. (Australia)

3.70%	09/24/29	AUD	2,160,000	1,419,784

				3,389,470

Water — 0.4%

DWR Cymru Financing U.K. PLC

2.38% (4)	03/31/34	GBP	2,130,000	2,161,682

2.50% (4)	03/31/36	GBP	530,000	521,390

Severn Trent Utilities Finance PLC

3.88% (4)	08/04/37	EUR	3,300,000	3,755,458

United Utilities Water Finance PLC (United Kingdom)

3.75% (4)	05/23/34	EUR	420,000	488,358

Veolia Environnement SA (France) (I/F)

2.50% (-5 yr. EUR Swap + 2.840%) (2),(3),(4)	01/20/29	EUR	800,000	895,711

Yorkshire Water Finance PLC (United Kingdom)

2.75% (4)	04/18/41	GBP	935,000	782,847

6.38% (4)	11/18/34	GBP	2,070,000	2,834,272

				11,439,718

Total Corporate Bonds

(Cost: $671,377,839)				668,542,496

FOREIGN GOVERNMENT BONDS — 2.4%

Abu Dhabi Government International Bonds

5.50% (1)	04/30/54		2,516,000	2,453,251

Brazil Government International Bonds

6.00%	10/20/33		1,539,000	1,556,314

6.13%	03/15/34		814,000	825,990

6.63%	03/15/35		867,000	899,070

Colombia Government International Bonds

7.75%	11/07/36		1,940,000	2,049,086

Guatemala Government Bonds

3.70% (4)	10/07/33		507,000	454,313

6.25% (4)	08/15/36		3,034,000	3,177,053

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

April 30, 2026

Issues	Maturity Date	Principal Amount		Value

FOREIGN GOVERNMENT BONDS (Continued)

Hungary Government International Bonds

5.50% (1)	03/26/36		$546,000	$547,229

Mexico Government International Bonds

4.88%	05/19/33		1,293,000	1,235,190

5.63%	09/22/35		2,551,000	2,495,210

6.35%	02/09/35		610,000	629,862

New South Wales Treasury Corp.

5.25% (4)	02/24/38	AUD	7,030,000	4,838,909

5.25%	02/22/39	AUD	1,195,000	815,938

Qatar Government International Bonds

5.10% (1)	04/23/48		2,812,000	2,676,068

Queensland Treasury Corp.

5.25% (4)	08/13/38	AUD	3,450,000	2,356,060

Republic of South Africa Government International Bonds

5.88%	06/22/30		632,000	644,640

5.88%	04/20/32		557,000	565,622

Romania Government International Bonds

5.75% (4)	03/24/35		1,900,000	1,828,389

6.63% (1)	05/16/36		594,000	600,611

6.63% (4)	05/16/36		2,732,000	2,762,407

Treasury Corp. of Victoria

2.00%	11/20/37	AUD	2,415,000	1,180,146

5.50%	09/15/39	AUD	2,010,000	1,386,669

Turkiye Government Bonds

36.00%	08/12/26	TRY	570,500,000	12,532,004

U.K. Gilts

4.38% (4)	03/07/28	GBP	18,375,000	24,969,521

Total Foreign Government Bonds

(Cost: $73,292,470)				73,479,552

ASSET-BACKED SECURITIES — 13.5%

522 Funding CLO Ltd. Series 2020-6A, Class CR2

5.62% (3 mo. USD Term SOFR + 1.950%) (1),(2)	10/23/34		1,100,000	1,087,337

Abry Liquid Credit CLO Ltd. Series 2025-2A, Class C

5.78% (3 mo. USD Term SOFR + 2.100%) (1),(2)	01/15/39		5,750,000	5,773,190

AIMCO CLO 14 Ltd. Series 2021-14A, Class SUB

0.00% (1),(6),(9)	10/20/38		700,000	445,372

Aligned Data Centers Issuer LLC Series 2021-1A, Class B

2.48% (1)	08/15/46		8,000,000	7,931,075

Aligned Data Centers Issuer LLC Series 2022-1A, Class A2

6.35% (1)	10/15/47		4,505,000	4,509,022

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

Alinea CLO Ltd. Series 2018-1A, Class DR

5.93% (3 mo. USD Term SOFR + 2.250%) (1),(2)	07/20/31		$750,000	$743,425

ALLO Issuer LLC Series 2023-1A, Class C

12.18% (1)	06/20/53		3,149,000	3,261,682

ALLO Issuer LLC Series 2024-1A, Class C

11.19% (1)	07/20/54		2,734,000	2,882,423

ALLO Issuer LLC Series 2025-1A, Class C

8.10% (1)	04/20/55		1,750,000	1,794,508

AMMC CLO 23 Ltd. Series 2020-23A, Class D1R3

6.88% (3 mo. USD Term SOFR + 3.200%) (1),(2)	07/17/38		3,200,000	3,199,882

AMMC CLO 24 Ltd. Series 2021-24A, Class BR

5.28% (3 mo. USD Term SOFR + 1.600%) (1),(2)	01/20/35		700,000	700,470

AMMC CLO 27 Ltd. Series 2022-27A, Class CR

5.48% (3 mo. USD Term SOFR + 1.800%) (1),(2)	01/20/37		3,000,000	2,983,869

Anchorage Credit Funding 19 Ltd. Series 2025-19A, Class C

5.59% (1)	10/25/40		2,300,000	2,273,081

APL Finance DAC Series 2025-1A, Class C

5.82% (1)	03/20/36		3,509,000	3,496,292

Aqueduct European CLO 9 DAC Series 2025-9A, Class B

3.95% (3 mo. EUR EURIBOR + 1.750%) (1),(2)	04/15/38	EUR	1,775,000	2,087,359

Arbour CLO VI DAC Series 6A, Class BR

3.88% (3 mo. EUR EURIBOR + 1.900%) (1),(2)	11/15/37	EUR	1,500,000	1,763,980

Arbour CLO VII DAC Series 7A, Class BR

4.20% (3 mo. EUR EURIBOR + 2.050%) (1),(2)	12/15/38	EUR	1,350,000	1,587,552

Aurium CLO XIII DAC Series 13A, Class B

3.90% (3 mo. EUR EURIBOR + 1.700%) (1),(2)	04/15/38	EUR	1,775,000	2,080,130

Avis Budget Rental Car Funding AESOP LLC Series 2021-1A, Class D

3.71% (1)	08/20/27		1,026,667	1,023,160

Avis Budget Rental Car Funding AESOP LLC Series 2021-2A, Class D

4.08% (1)	02/20/28		3,682,000	3,647,299

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class D

7.32% (1)	02/20/28	$3,580,000	$3,614,728

Avis Budget Rental Car Funding AESOP LLC Series 2023-4A, Class D

7.31% (1)	06/20/29	5,605,000	5,683,053

Avis Budget Rental Car Funding AESOP LLC Series 2023-5A, Class D

7.35% (1)	04/20/28	2,780,000	2,804,280

Bain Capital Credit CLO Ltd. Series 2020-4A, Class DBR2 (I/F)

6.63% (3 mo. USD Term SOFR+ 2.950%) (1),(2)	10/20/36	2,100,000	2,075,281

Bain Capital Credit CLO Ltd. Series 2020-4A, Class ERR (I/F)

10.43% (3 mo. USD Term SOFR+ 6.750%) (1),(2)	10/20/36	1,000,000	944,955

Bain Capital Credit CLO Ltd. Series 2021-3A

5.22% (3 mo. USD Term SOFR + 1.550%) (1),(2)	07/24/34	2,650,000	2,651,426

Bain Capital Credit CLO Ltd. Series 2021-3A, Class CR

5.57% (3 mo. USD Term SOFR + 1.900%) (1),(2)	07/24/34	1,200,000	1,199,711

Bain Capital Credit CLO Ltd. Series 2023-2A, Class SUB

0.00% (1),(6),(9)	07/18/38	3,200,000	1,614,938

Ballyrock CLO 19 Ltd. Series 2022-19A, Class CR

6.78% (3 mo. USD Term SOFR + 3.100%) (1),(2)	04/20/35	2,000,000	1,984,836

Ballyrock CLO 20 Ltd. Series 2022-20A, Class C1R3 (I/F)

6.47% (3 mo. USD Term SOFR + 2.800%) (1),(2)	10/15/36	1,400,000	1,375,193

Bardot CLO Ltd. Series 2019-2A, Class DRR

6.16% (3 mo. USD Term SOFR + 2.500%) (1),(2)	10/22/32	1,200,000	1,195,180

Basswood Park CLO Ltd. Series 2021-1A, Class SUB

0.00% (1),(6),(9)	04/20/34	3,000,000	660,000

Bayard Park CLO Ltd. Series 2025-1A, Class SUB

0.00% (1),(6),(9)	07/24/38	2,150,000	1,157,330

BBAM U.S. CLO VI Ltd. Series 2025-6A, Class SUB

0.00% (1),(6),(9)	01/27/39	2,200,000	1,650,499

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

BCRED CLO LLC Series 2023-1A, Class A

5.98% (3 mo. USD Term SOFR + 2.300%) (1),(2)	01/20/36	$1,200,000	$1,202,642

Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A, Class B

3.45% (1)	07/15/46	4,521,005	4,327,265

Blue Stream Issuer LLC Series 2023-1A, Class C

8.90% (1)	05/20/53	4,200,000	4,264,007

Blue Stream Issuer LLC Series 2024-1A, Class C

8.71% (1)	11/20/54	2,430,000	2,520,010

BMO SBA COOF Trust Series 2019-1, Class A (I/O)

1.29% (1),(9)	10/25/45	1,307,725	29,101

CARS-DB4 LP Series 2020-1A, Class B3

4.95% (1)	02/15/50	4,980,000	4,682,765

CARS-DB5 LP Series 2021-1A

1.44% (1)	08/15/51	2,778,796	2,751,922

Carvana Auto Receivables Trust Series 2021-N3, Class R

0.00% (1),(10)	06/12/28	1,500	112,161

Carvana Auto Receivables Trust Series 2022-P2, Class R

0.00% (1),(10)	05/10/29	3,050	301,118

Carvana Auto Receivables Trust Series 2023-N3, Class R

0.00% (1),(10)	09/10/30	2,200	395,892

Carvana Auto Receivables Trust Series 2023-N3, Class XS (I/O)

0.00% (1),(6)	09/10/30	12,241,214	202,763

Carvana Auto Receivables Trust Series 2023-P1, Class R

0.00% (1),(10)	03/11/30	3,100	194,493

Carvana Auto Receivables Trust Series 2023-P2, Class R

0.00% (1),(10)	06/10/30	2,000	126,375

Carvana Auto Receivables Trust Series 2023-P3, Class R

0.00% (1),(10)	08/12/30	2,000	193,354

Castlelake Aircraft Structured Trust Series 2025-1A, Class A

5.78% (1)	02/15/50	3,197,678	3,224,727

Castlelake Aircraft Structured Trust Series 2025-2A, Class A

5.47% (1)	08/15/50	2,024,113	2,025,965

Castlelake Aircraft Structured Trust Series 2025-3A, Class A

5.09% (1)	11/15/50	1,577,483	1,558,735

CIFC Funding Ltd. Series 2017-4A, Class A2R

5.48% (3 mo. USD Term SOFR + 1.812%) (1),(2)	10/24/30	393,034	393,716

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

April 30, 2026

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

CIFC Funding Ltd. Series 2022-2A, Class B

0.00% (1),(6)	04/19/35		$475,000	$197,465

CLI Funding VIII LLC Series 2022-1A, Class B

3.12% (1)	01/18/47		214,984	195,623

Cloud Capital Holdco LP Series 2024-1A, Class A2

5.78% (1)	11/22/49		6,145,000	6,166,169

Cologix Canadian Issuer LP Series 2022-1CAN, Class A2

4.94% (1)	01/25/52	CAD	1,290,000	944,458

Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A, Class C

9.41% (1)	05/20/55		7,415,000	7,779,462

Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-4A, Class C

8.10% (1)	12/20/55		3,100,000	3,186,786

Contego CLO XII DAC Series 12A, Class CR

4.57% (3 mo. EUR EURIBOR + 2.400%) (1),(2)	01/25/40	EUR	3,600,000	4,234,181

DailyPay Securitization Trust Series 2025-1A, Class B

6.20% (1)	06/26/28		2,920,000	2,935,267

Davis Park CLO Ltd. Series 2022-1A, Class D1R

6.78% (3 mo. USD Term SOFR + 3.100%) (1),(2)	07/20/38		3,500,000	3,446,226

Diamond Infrastructure Funding LLC Series 2021-1A, Class C

3.48% (1)	04/15/49		5,290,000	5,172,996

Diamond Issuer LLC Series 2021-1A, Class C

3.79% (1)	11/20/51		4,550,000	4,400,025

Dryden 45 Senior Loan Fund Series 2016-45A, Class CRR

5.62% (3 mo. USD Term SOFR + 1.950%) (1),(2)	10/15/30		1,300,000	1,299,280

Dryden 68 CLO Ltd. Series 2019-68A

5.47% (3 mo. USD Term SOFR + 1.800%) (1),(2)	07/15/35		5,750,000	5,725,976

Dryden 75 CLO Ltd. Series 2019-75A

5.73% (3 mo. USD Term SOFR + 2.062%) (1),(2)	04/15/34		3,700,000	3,685,341

Dryden 98 CLO Ltd. Series 2022-98A

5.58% (3 mo. USD Term SOFR + 1.900%) (1),(2)	04/20/35		3,025,000	3,003,734

Edgeconnex Data Centers Issuer LLC Series 2022-1, Class A2

4.25% (1)	03/25/52		8,187,350	7,980,195

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

Elmwood CLO 17 Ltd. Series 2022-4A, Class SUB

4.11% (1),(9)	07/17/37		$4,000,000	$2,091,772

Elmwood CLO III Ltd. Series 2019-3A, Class ERR

9.63% (3 mo. USD Term SOFR + 5.950%) (1),(2)	07/18/37		1,900,000	1,833,679

Elmwood CLO IV Ltd. Series 2020-1A, Class CRR

5.63% (3 mo. USD Term SOFR + 1.950%) (1),(2)	04/18/37		8,160,000	8,165,190

Elmwood CLO VI Ltd. Series 2020-3A, Class D1RR

6.78% (3 mo. USD Term SOFR + 3.100%) (1),(2)	07/18/37		3,400,000	3,405,780

eStruxture Issuer LP Series 2025-1, Class A2

5.89% (1)	07/20/55	CAD	4,740,000	3,479,709

Exeter Automobile Receivables Trust Series 2024-5A, Class E

7.22% (1)	05/17/32		2,690,000	2,754,212

ExteNet Issuer LLC Series 2025-1A, Class C

8.27% (1)	07/25/54		2,500,000	2,556,365

FHF Issuer Trust Series 2024-3A, Class A2

4.94% (1)	11/15/30		2,474,593	2,471,003

Fidelity Grand Harbour CLO DAC Series 2023-1A, Class B1R

3.73% (3 mo. EUR EURIBOR + 1.750%) (1),(2)	02/15/38	EUR	2,140,000	2,509,174

FIGRE Trust Series 2026-FL1, Class M1

6.23% (1),(9)	03/25/56		5,630,000	5,652,392

FIGRE Trust Series 2026-HF3, Class C

5.65% (30 day USD SOFR Average + 2.000%) (1),(2)	03/25/56		4,885,390	4,881,695

FIP Master Funding LLC Series 2025-1A, Class A5

5.66% (1)	10/15/55		2,500,000	2,447,237

GLS Auto Receivables Issuer Trust Series 2023-2A, Class D

6.31% (1)	03/15/29		1,110,000	1,129,397

GoldenTree Loan Management U.S. CLO 15 Ltd. Series 2022-15A, Class DR2

6.33% (3 mo. USD Term SOFR + 2.650%) (1),(2)	10/20/38		2,500,000	2,505,730

GoldenTree Loan Management U.S. CLO 22 Ltd. Series 2024-22A, Class F

11.60% (3 mo. USD Term SOFR + 7.920%) (1),(2)	10/20/37		1,000,000	975,693

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Harriman Park CLO Ltd. Series 2020-1A, Class ERR

9.68% (3 mo. USD Term SOFR + 6.000%) (1),(2)	07/20/38	$1,950,000	$1,735,894

Hertz Vehicle Financing III LP Series 2021-2A, Class C

2.52% (1)	12/27/27	950,000	939,769

Hertz Vehicle Financing III LP Series 2021-2A, Class D

4.34% (1)	12/27/27	11,990,000	11,871,226

Hertz Vehicle Financing LLC Series 2022-2A

5.16% (1)	06/26/28	6,160,000	6,073,227

HOA Funding LLC

0.00% (1),(5),(6)	08/20/51	814,277	—

Hotwire Funding LLC Series 2021-1, Class C

4.46% (1)	11/20/51	3,000,000	2,978,871

Hotwire Funding LLC Series 2024-1A, Class C

9.19% (1)	06/20/54	2,250,000	2,330,339

HPS Loan Management Ltd. Series 2021-16A, Class BR

5.32% (3 mo. USD Term SOFR + 1.650%) (1),(2)	01/23/35	6,075,000	6,081,749

HPS Loan Management Ltd. Series 2024-19A, Class C2

6.57% (3 mo. USD Term SOFR + 2.900%) (1),(2)	04/15/37	1,000,000	1,000,050

Huntington Bank Auto Credit-Linked Notes Series 2025-1, Class D

7.14% (30 day USD SOFR Average + 3.500%) (1),(2)	03/21/33	779,502	771,358

Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class C

5.99% (30 day USD SOFR Average + 2.350%) (1),(2)	09/20/33	1,195,230	1,197,918

Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class D

6.89% (30 day USD SOFR Average + 3.250%) (1),(2)	09/20/33	1,552,538	1,518,569

Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class E

10.24% (30 day USD SOFR Average + 6.600%) (1),(2)	09/20/33	1,341,618	1,307,467

Huntington Bank Auto Credit-Linked Notes Series 2026-1

12.29% (30 day USD SOFR Average + 8.650%) (1),(2)	02/20/34	1,914,059	1,916,988

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

ICG U.S. CLO Ltd. Series 2022-1A, Class DR

6.78% (3 mo. USD Term SOFR + 3.100%) (1),(2)	10/20/38	$2,800,000	$2,806,390

Invesco CLO Ltd. Series 2021-2A, Class SUB

0.00% (1),(6)	07/15/34	5,000,000	709,290

Invesco CLO Ltd. Series 2021-2A, Class Y

0.00% (1),(5),(6),(8)	07/15/34	500,000	—

Invesco U.S. CLO Ltd. Series 2024-4A, Class SUB

0.00% (1),(6)	01/15/38	1,400,000	728,990

Invesco U.S. CLO Ltd. Series 2024-4A, Class Y

0.05% (1),(5),(8),(9)	01/15/38	1,400,000	—

JG Wentworth XLII LLC Series 2018-2A, Class B

4.70% (1)	10/15/77	133,730	121,160

JG Wentworth XXXIX LLC Series 2017-2A, Class B

5.09% (1)	09/17/74	251,913	227,118

JGWPT XXX LLC Series 2013-3A, Class A

4.08% (1)	01/17/73	29,260	27,797

JGWPT XXXII LLC Series 2014-2A, Class A

3.61% (1)	01/17/73	29,342	26,574

Kinetic ABS Issuer LLC Series 2026-1A, Class C

7.65% (1)	02/25/56	3,500,000	3,577,954

LCM 35 Ltd. Series 35A, Class BR

5.32% (3 mo. USD Term SOFR + 1.650%) (1),(2)	10/15/34	1,700,000	1,701,198

LMDV Issuer Co. LLC Series 2025-1A, Class C

7.88% (1)	12/15/55	6,275,000	6,354,072

LMRK Issuer Co. 2 LLC Series 2025-1A, Class B

6.20% (1)	09/15/55	5,705,000	5,706,292

Lunar Structured Aircraft Portfolio Notes Series 2021-1, Class A

2.64% (1)	10/15/46	1,297,025	1,233,405

Magnetite XLII Ltd. Series 2024-42A, Class SUB

7.43% (1),(9)	01/25/38	7,186,000	4,449,305

MAPS Trust Series 2026-1A, Class B

6.13% (1)	01/15/51	2,945,451	2,930,280

Navient Student Loan Trust Series 2018-4A, Class B

5.06% (30 day USD SOFR Average + 1.414%) (1),(2)	06/27/67	850,000	817,441

NCFA LLC – Loan Participation 1

2.75% (5)	06/12/28	1,998,499	1,996,301

NCFA LLC – Loan Participation 2

3.14% (5)	12/19/27	2,209,287	2,207,078

NCFA LLC – Loan Participation 3

7.90% (5),(9)	04/11/30	1,900,000	1,900,000

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

April 30, 2026

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

NCFA LLC – Loan Participation 5

6.16%	07/03/27		$6,200,000	$6,200,000

Neuberger Berman CLO XVII Ltd. Series 2014-17A, Class ER3

10.41% (3 mo. USD Term SOFR + 6.750%) (1),(2)	07/22/38		1,800,000	1,805,078

Neuberger Berman Loan Advisers CLO 26 Ltd. Series 2017-26A

0.00% (1),(6)	10/18/38		5,540,000	1,701,761

Neuberger Berman Loan Advisers CLO 40 Ltd. Series 2021-40A, Class SUB

0.00% (1),(6)	10/16/37		316,250	104,825

Neuberger Berman Loan Advisers CLO 44 Ltd. Series 2021-44A, Class DR

6.33% (3 mo. USD Term SOFR + 2.650%) (1),(2)	10/16/35		2,750,000	2,733,291

New Mountain CLO 8 Ltd. Series CLO-8A, Class M

0.10% (1),(5),(8)	10/20/38		400,000	—

New Mountain CLO 8 Ltd. Series CLO-8A, Class SUB

0.00% (1),(6)	10/20/38		4,000,000	2,680,904

Newday Funding Master Issuer PLC Series 2024-2X, Class E

7.64% (1 day GBP SONIA + 3.900%) (2),(4)	07/15/32	GBP	1,600,000	2,216,017

Newday Funding Master Issuer PLC Series 2025-2A, Class E

6.74% (1 day GBP SONIA + 3.000%) (1),(2)	07/15/33	GBP	2,500,000	3,402,582

NMEF Funding LLC Series 2025-B, Class E

7.66% (1)	01/18/33		2,300,000	2,316,718

OCP Aegis CLO Ltd. Series 2023-29A, Class D2R

7.53% (3 mo. USD Term SOFR + 3.850%) (1),(2)	01/20/36		1,100,000	1,092,886

OCP Aegis CLO Ltd. Series 2024-39A, Class D1R

6.28% (3 mo. USD Term SOFR + 2.600%) (1),(2)	04/16/38		2,000,000	2,004,120

OCP CLO Ltd. Series 2021-23A, Class SUB

0.00% (1),(6)	01/17/39		4,714,493	2,089,529

Oxford Finance Funding Trust LLC Series 2025-1A, Class B

6.49% (1)	02/15/35		3,770,000	3,779,830

Palmer Square European Loan Funding DAC Series 2024-3A, Class B

3.83% (3 mo. EUR EURIBOR + 1.850%) (1),(2)	05/15/34	EUR	1,400,000	1,645,814

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Park Avenue Institutional Advisers CLO Ltd. Series 2017-1A, Class B1R2

5.50% (3 mo. USD Term SOFR + 1.850%) (1),(2)	02/14/34	$2,850,000	$2,841,325

Park Avenue Institutional Advisers CLO Ltd. Series 2021-2A, Class DR

7.02% (3 mo. USD Term SOFR + 3.350%) (1),(2)	07/15/34	2,200,000	2,202,266

PHEAA Student Loan Trust Series 2014-3A, Class A

4.35% (30 day USD SOFR Average + 0.704%) (1),(2)	08/25/40	12,528	12,403

Pretium Mortgage Credit Partners LLC Series 2025-NPL7, Class A1

5.66% (1)	07/25/55	6,261,023	6,277,505

Pretium Mortgage Credit Partners LLC Series 2026-NPL5, Class A1

5.71% (1)	04/25/56	7,260,000	7,278,077

QTS Issuer ABS II LLC Series 2026-1A, Class B

6.73% (1)	01/05/56	3,500,000	3,458,791

Rockford Tower CLO Ltd. Series 2019-1A, Class CR2

5.53% (3 mo. USD Term SOFR + 1.850%) (1),(2)	04/20/34	2,920,000	2,907,920

Rockford Tower CLO Ltd. Series 2019-1A, Class DR

7.04% (3 mo. USD Term SOFR + 3.362%) (1),(2)	04/20/34	1,900,000	1,847,784

Rockford Tower CLO Ltd. Series 2019-2A, Class BR2

5.31% (3 mo. USD Term SOFR + 1.650%) (1),(2)	08/20/32	2,000,000	2,001,862

Rockford Tower CLO Ltd. Series 2021-3A, Class D2R

7.92% (3 mo. USD Term SOFR + 4.250%) (1),(2)	01/15/38	2,850,000	2,784,741

Sabey Data Center Issuer LLC Series 2021-1, Class A2

1.88% (1)	06/20/46	1,325,000	1,319,613

Santander Consumer Auto Receivables Trust Series 2021-CA, Class R

0.00% (1),(5),(10)	06/15/28	5,150	558,295

Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class C

5.83% (1)	06/20/41	363,857	366,945

Sierra Timeshare Receivables Funding LLC Series 2025-2A, Class D

6.79% (1)	04/20/44	1,171,005	1,172,162

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Sixth Street CLO VIII Ltd. Series 2017-8A, Class CR2

6.63% (3 mo. USD Term SOFR + 2.950%) (1),(2)	10/20/34	$3,450,000	$3,410,863

Sixth Street CLO XX Ltd. Series 2021-20A, Class SUB

0.00% (1),(6)	07/17/38	3,100,250	1,224,906

Skyline Aviation, Inc. Class A

3.23% (5)	07/03/38	382,735	362,194

Slam Ltd. Series 2024-1A, Class A

5.34% (1)	09/15/49	1,946,817	1,942,801

SLM Student Loan Trust Series 2004-1, Class B

4.43% (90 day USD SOFR Average + 0.762%) (2)	07/25/39	93,033	88,681

SLM Student Loan Trust Series 2008-5, Class A4

5.63% (90 day USD SOFR Average + 1.962%) (2)	07/25/23	18,507	18,591

SLM Student Loan Trust Series 2008-7, Class A4

4.83% (90 day USD SOFR Average + 1.162%) (2)	07/25/23	5,609	5,582

SLM Student Loan Trust Series 2008-7, Class B

5.78% (90 day USD SOFR Average + 2.112%) (2)	07/26/83	10,000	10,049

SVC ABS LLC Series 2026-1A

7.55% (1)	03/20/56	5,300,000	5,451,816

Switch ABS Issuer LLC Series 2024-1A, Class B

6.50% (1)	03/25/54	400,000	398,342

Switch ABS Issuer LLC Series 2024-2A, Class C

10.03% (1)	06/25/54	6,860,000	7,002,383

Switch ABS Issuer LLC Series 2025-2A, Class B

6.24% (1)	10/25/55	3,215,000	3,097,007

Taco Bell Funding LLC Series 2021-1A, Class A2I

1.95% (1)	08/25/51	953,025	933,623

Textainer Marine Containers VII Ltd. Series 2021-1A, Class B

2.52% (1)	02/20/46	450,156	422,437

Trinitas CLO XXII Ltd. Series 2023-22A, Class D1R

6.78% (3 mo. USD Term SOFR + 3.100%) (1),(2)	03/20/38	1,740,000	1,736,353

Truist Bank Auto Credit-Linked Notes Series 2025-1, Class C

6.81% (1)	09/26/33	1,691,288	1,686,659

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2, Class D

5.85% (30 day USD SOFR Average + 2.200%) (1),(2)	09/25/32	$3,565,552	$3,580,746

Unity-Peace Park CLO Ltd. Series 2022-1A, Class CR

5.33% (3 mo. USD Term SOFR + 1.650%) (1),(2)	04/20/35	2,800,000	2,794,067

VB-S1 Issuer LLC Series 2022-1A, Class F

5.27% (1)	02/15/52	2,075,000	2,059,223

VB-S1 Issuer LLC Series 2026-1A, Class F

6.84% (1)	03/15/56	2,860,000	2,875,417

Voya CLO Ltd. Series 2019-4A, Class ER

10.64% (3 mo. USD Term SOFR + 6.972%) (1),(2)	01/15/35	1,351,000	1,300,082

Western Funding Auto Loan Trust Series 2025-1, Class D

5.79% (1)	01/15/36	2,500,000	2,527,862

Wingstop Funding LLC Series 2020-1A, Class A2

2.84% (1)	12/05/50	1,477,500	1,433,585

Wireless PropCo Funding LLC Series 2025-1A, Class C

8.51% (1)	06/25/55	2,250,000	2,264,246

Total Asset-Backed Securities

(Cost: $418,119,228)			410,276,370

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.0%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K049, Class X3 (I/O)

4.19% (9)	10/25/43	181,304	17

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K056, Class X3 (I/O)

2.17% (9)	06/25/44	6,243,936	11,671

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K062, Class X3 (I/O)

2.15% (9)	01/25/45	2,999,971	39,802

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K106, Class X1 (I/O)

1.44% (9)	01/25/30	9,044,284	386,365

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K735, Class X3 (I/O)

2.22% (9)	05/25/47	3,160,000	185

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K736, Class X3 (I/O)

2.06% (9)	09/25/47	$2,495,000	$9,097

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KC05, Class X1 (I/O)

1.26% (9)	06/25/27	444,512	3,370

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KLU1, Class X3 (I/O)

4.17% (9)	01/25/31	134,708	13,628

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q013, Class XPT2 (I/O)

1.81% (9)	05/25/27	3,094,338	48,653

Federal National Mortgage Association-ACES Series 2016-M11, Class X2 (ACES) (I/O)

3.02% (9)	07/25/39	169,515	3,051

Federal National Mortgage Association-ACES Series 2016-M2, Class X3 (I/O)

2.04% (9)	04/25/36	51,821	3

Federal National Mortgage Association-ACES Series 2016-M4, Class X2 (I/O)

2.71% (9)	01/25/39	383,487	13,109

Government National Mortgage Association Series 2009-111, Class IO (I/O)

0.00% (6)	09/16/51	678,413	6,076

Government National Mortgage Association Series 2011-119, Class IO (I/O)

0.10% (9)	08/16/51	1,020,141	784

Government National Mortgage Association Series 2012-123 (I/O)

0.60% (9)	12/16/51	1,165,850	18,605

Government National Mortgage Association Series 2012-135 (I/O)

0.35% (9)	01/16/53	203,310	2,731

Government National Mortgage Association Series 2013-33, Class IO (I/O)

0.15% (9)	04/16/54	277,293	469

Government National Mortgage Association Series 2014-126, Class IO (I/O)

0.69%(9)	02/16/55	3,995,442	119,331

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $1,922,569)			676,947

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 17.1%

1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2

3.90% (1)	08/10/35	2,715,000	2,629,138

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

1211 Avenue of the Americas Trust Series 2015-1211, Class C

4.28% (1),(9)	08/10/35	$1,080,000	$1,035,315

1211 Avenue of the Americas Trust Series 2015-1211, Class D

4.28% (1),(9)	08/10/35	4,365,000	4,163,119

1345 Trust Series 2025-AOA, Class D

6.65% (1 mo. USD Term SOFR + 3.000%) (1),(2)	06/15/42	3,000,000	3,004,159

245 Park Avenue Trust Series 2017-245P, Class E

3.78% (1),(9)	06/05/37	4,800,000	4,668,068

280 Park Avenue Mortgage Trust Series 2017-280P, Class C

5.21% (1 mo. USD Term SOFR + 1.550%) (1),(2)	09/15/34	1,700,000	1,691,938

280 Park Avenue Mortgage Trust Series 2017-280P, Class E

6.08% (1 mo. USD Term SOFR + 2.419%) (1),(2)	09/15/34	4,430,280	4,377,116

ACRE Multifamily Housing Mortgage Loan Trust Series 2022-Q018, Class B

7.64% (30 day USD SOFR Average + 4.000%) (1),(2)	06/25/27	3,070,725	3,059,329

ACREC LLC Series 2026-FL4, Class C

5.66% (1 mo. USD Term SOFR + 2.000%) (1),(2)	01/18/43	4,000,000	4,007,992

AMSR Trust Series 2021-SFR1, Class F

3.60% (1)	06/17/38	3,530,000	3,378,618

AMSR Trust Series 2021-SFR1, Class G

4.61% (1)	06/17/38	2,500,000	2,430,961

AMSR Trust Series 2021-SFR3

3.23% (1)	10/17/38	5,809,000	5,747,031

AMSR Trust Series 2021-SFR3, Class G

3.80% (1)	10/17/38	4,260,000	4,222,886

AMSR Trust Series 2021-SFR3, Class H

4.90% (1)	10/17/38	1,500,000	1,493,573

AMSR Trust Series 2021-SFR3, Class I

5.88% (1)	10/17/38	4,520,000	4,511,704

AMSR Trust Series 2022-SFR1, Class F

6.02% (1)	03/17/39	3,150,000	3,147,933

AMSR Trust Series 2022-SFR1, Class G

5.00% (1)	03/17/39	3,290,000	3,255,734

AMSR Trust Series 2024-SFR1, Class E

4.29% (1)	07/17/41	4,653,000	4,423,668

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

AMSR Trust Series 2024-SFR2, Class F1

4.15% (1)	11/17/41	$3,200,000	$2,975,721

AMSR Trust Series 2025-SFR1, Class F1

3.66% (1)	06/17/42	3,000,000	2,665,310

AMSR Trust Series 2025-SFR2, Class E2

4.28% (1)	11/17/42	4,560,000	4,243,875

AMSR Trust Series 2025-SFR2, Class F1

4.28% (1)	11/17/42	9,380,000	8,565,194

Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1, Class C

6.35% (1 mo. USD Term SOFR + 2.693%) (1),(2)	01/20/43	2,300,000	2,300,723

ARZ Trust Series 2024-BILT, Class F

8.27% (1)	06/11/39	2,325,000	2,387,224

ARZ Trust Series 2024-BILT, Class G

8.80% (1)	06/11/39	2,400,000	2,454,745

Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class XE (I/O)

1.25% (1),(9)	09/15/48	500,000	143

Bank Series 2020-BN25, Class C

3.46% (9)	01/15/63	5,941,000	5,128,301

BBCMS Trust Series 2015-SRCH, Class D

5.12% (1),(9)	08/10/35	4,500,000	4,192,740

Benchmark Mortgage Trust Series 2024-V10, Class C

5.68% (9)	09/15/57	1,338,000	1,318,130

Benchmark Mortgage Trust Series 2024-V8, Class C

7.18% (9)	07/15/57	2,000,000	2,062,971

BFLD Commercial Mortgage Trust Series 2024-UNIV, Class D

6.35% (1 mo. USD Term SOFR + 2.691%) (1),(2)	11/15/41	3,010,000	3,018,074

BGME Trust Series 2021-VR, Class C

3.09% (1),(9)	01/10/43	1,600,000	1,232,481

BGME Trust Series 2021-VR, Class D

3.09% (1),(9)	01/10/43	1,700,000	1,254,626

BPR Commercial Mortgage Trust Series 2024-PARK, Class E

10.01% (1),(9)	11/05/39	2,690,000	2,919,607

BX Commercial Mortgage Trust Series 2020-VIV2, Class C

3.66% (1),(9)	03/09/44	1,100,000	1,027,953

BX Commercial Mortgage Trust Series 2020-VIVA, Class E

3.67% (1),(9)	03/11/44	1,200,000	1,074,919

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

BX Commercial Mortgage Trust Series 2025-BCAT, Class D

6.30% (1 mo. USD Term SOFR + 2.650%) (1),(2)	08/15/42	$4,148,600	$4,171,343

BX Commercial Mortgage Trust Series 2025-BCAT, Class E

7.15% (1 mo. USD Term SOFR + 3.500%) (1),(2)	08/15/42	6,109,756	6,151,120

BX Commercial Mortgage Trust Series 2025-SPOT, Class E

7.34% (1 mo. USD Term SOFR + 3.690%) (1),(2)	04/15/40	2,085,277	2,091,576

BX Commercial Mortgage Trust Series 2026-CSMO, Class D

6.10% (1 mo. USD Term SOFR + 2.450%) (1),(2)	02/15/43	3,840,000	3,866,001

BX Mortgage Trust Series 2021-PAC, Class G

6.72% (1 mo. USD Term SOFR + 3.061%) (1),(2)	10/15/36	2,059,000	2,048,963

BX Trust Series 2019-OC11, Class E

4.08% (1),(9)	12/09/41	3,000,000	2,753,641

BX Trust Series 2022-CLS, Class B

6.30% (1)	10/13/27	2,955,000	2,949,026

BX Trust Series 2022-LBA6, Class D

5.65% (1 mo. USD Term SOFR + 2.000%)(1),(2)	01/15/39	1,240,000	1,241,162

BX Trust Series 2023-LIFE, Class C

5.88% (1)	02/15/28	3,920,000	3,798,330

BX Trust Series 2023-LIFE, Class D

6.87% (1)	02/15/28	4,300,000	4,140,487

BX Trust Series 2024-BIO, Class B

5.60% (1 mo. USD Term SOFR + 1.941%) (1),(2)	02/15/41	2,000,000	1,998,395

BX Trust Series 2024-BIO, Class C

6.29% (1 mo. USD Term SOFR + 2.640%) (1),(2)	02/15/41	1,837,000	1,829,724

BX Trust Series 2024-BIO, Class D

7.29% (1 mo. USD Term SOFR + 3.639%) (1),(2)	02/15/41	1,530,000	1,519,393

BX Trust Series 2025-LUNR, Class E

7.60% (1 mo. USD Term SOFR + 3.950%) (1),(2)	06/15/40	1,556,520	1,561,692

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

April 30, 2026

Issues	Maturity Date	Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

BX Trust Series 2025-ROIC, Class E

6.60% (1 mo. USD Term SOFR + 2.941%) (1),(2)	03/15/30		$1,594,810	$1,597,999

BX Trust Series 2025-VLT6, Class E

6.85% (1 mo. USD Term SOFR + 3.191%) (1),(2)	03/15/42		1,400,000	1,392,494

BX Trust Series 2025-VLT7, Class D

6.90% (1 mo. USD Term SOFR + 3.250%) (1),(2)	07/15/44		5,620,000	5,629,119

BXHPP Trust Series 2021-FILM, Class E

5.77% (1 mo. USD Term SOFR + 2.114%) (1),(2)	08/15/36		1,200,000	1,019,025

BXP Trust Series 2017-GM, Class D

3.54% (1),(9)	06/13/39		1,000,000	977,690

BXP Trust Series 2017-GM, Class E

3.54% (1),(9)	06/13/39		750,000	726,035

BXSC Commercial Mortgage Trust Series 2022-WSS, Class B

5.75% (1 mo. USD Term SOFR + 2.092%) (1),(2)	03/15/35		1,643,972	1,644,694

Caister Finance DAC Series 1A, Class E

9.50% (1 day GBP SONIA + 5.750%) (1),(2)	08/17/35	GBP	2,115,000	2,867,746

CD Mortgage Trust Series 2016-CD1, Class XA (I/O)

1.45% (9)	08/10/49		6,312,013	246

Century Plaza Towers Series 2019-CPT, Class F

3.10% (1),(9)	11/13/39		450,000	361,929

CGMS Commercial Mortgage Trust Series 2017-B1, Class XF (I/O)

0.94% (1),(9)	08/15/50		11,628,000	97,818

CHI Commercial Mortgage Trust Series 2025-SFT, Class D

7.57% (1),(9)	04/15/42		1,920,000	1,956,624

Citigroup Commercial Mortgage Trust Series 2016-GC36, Class XA (I/O)

1.11% (9)	02/10/49		1,158,776	30

Citigroup Commercial Mortgage Trust Series 2020-555, Class A

2.65% (1)	12/10/41		1,450,000	1,314,648

COMM Mortgage Trust Series 2012-CR4, Class XA (I/O)

1.29% (9)	10/15/45		160,043	3,687

COMM Mortgage Trust Series 2012-LC4, Class XB (I/O)

0.49% (1),(8),(9)	12/10/44		793,834	9

COMM Mortgage Trust Series 2014-CR19, Class XC (I/O)

0.85% (1),(9)	08/10/47		848,941	4,132

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

COMM Mortgage Trust Series 2014-UBS5, Class XA (I/O)

0.69% (9)	09/10/47	$1,312,003	$18

COMM Mortgage Trust Series 2015-LC21, Class XE (I/O)

1.14% (1),(8),(9)	07/10/48	10,015,000	245

CONE Trust Series 2024-DFW1, Class B

5.95% (1 mo. USD Term SOFR + 2.291%) (1),(2)	08/15/41	1,267,000	1,260,764

CoreVest American Finance Trust Series 2019-3, Class XA (I/O)

2.15% (1),(9)	10/15/52	40,837	2

CoreVest American Finance Trust Series 2021-1, Class XB (I/O)

1.48% (1),(9)	04/15/53	4,459,000	175,742

CRSNT Trust Series 2026-MOON, Class D

6.05% (1 mo. USD Term SOFR + 2.400%) (1),(2)	02/15/43	2,700,000	2,709,890

CRSNT Trust Series 2026-MOON, Class E

7.15% (1 mo. USD Term SOFR + 3.500%) (1),(2)	02/15/43	3,000,000	3,017,543

CSAIL Commercial Mortgage Trust Series 2019-C16, Class XA (I/O)

1.69% (9)	06/15/52	529,823	19,825

DBGS Mortgage Trust Series 2021-W52, Class B

5.67% (1 mo. USD Term SOFR+ 2.011%) (1),(2)	10/15/39	3,600,000	3,576,485

DBGS Mortgage Trust Series 2021-W52, Class C

6.22% (1 mo. USD Term SOFR + 2.564%) (1),(2)	10/15/39	1,350,000	1,324,989

DBJPM Mortgage Trust Series 2016-C1, Class XA (I/O)

1.26% (9)	05/10/49	1,365,421	39

DBSG Mortgage Trust Series 2024-ALTA, Class D

7.30% (1),(9)	06/10/37	500,000	502,812

Del Amo Fashion Center Trust Series 2017-AMO, Class D

3.76% (1),(9)	06/05/35	1,515,000	1,449,496

DGWD Trust Series 2025-INFL

6.40% (1 mo. USD Term SOFR + 2.750%) (1),(2)	08/15/35	2,510,000	2,503,700

DGWD Trust Series 2025-INFL, Class E

7.65% (1 mo. USD Term SOFR + 4.000%) (1),(2)	08/15/35	2,425,000	2,424,624

DOLP Trust Series 2021-NYC, Class A

2.96% (1)	05/10/41	1,458,000	1,313,077

DOLP Trust Series 2021-NYC, Class E

3.70% (1),(9)	05/10/41	600,000	489,029

DOLP Trust Series 2021-NYC, Class G

3.70% (1),(9)	05/10/41	2,250,000	1,623,571

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

ELP Commercial Mortgage Trust Series 2025-ELP, Class E

6.67% (1),(9)	11/13/42	$4,150,000	$4,103,769

Extended Stay America Trust Series 2025-ESH, Class D

6.25% (1 mo. USD Term SOFR + 2.600%) (1),(2)	10/15/42	5,335,759	5,370,117

FirstKey Homes Trust Series 2021-SFR1, Class F1

3.24% (1)	08/17/38	9,000,000	8,935,591

FirstKey Homes Trust Series 2021-SFR1, Class F3

3.69% (1)	08/17/38	6,393,000	6,350,426

FirstKey Homes Trust Series 2021-SFR3, Class E1

2.99% (1)	12/17/38	944,000	929,522

FirstKey Homes Trust Series 2022-SFR1, Class D

5.20% (1)	05/19/39	1,600,000	1,591,332

Fontainebleau Miami Beach Mortgage Trust Series 2024-FBLU, Class D

6.25% (1 mo. USD Term SOFR + 2.600%) (1),(2)	12/15/39	5,000,000	5,031,675

Fontainebleau Miami Beach Mortgage Trust Series 2024-FBLU, Class E

6.80% (1 mo. USD Term SOFR + 3.150%) (1),(2)	12/15/39	3,887,000	3,913,118

FRTKL Group, Inc. Series 2021-SFR1, Class F

3.17% (1)	09/17/38	1,779,000	1,755,416

FRTKL Group, Inc. Series 2021-SFR1, Class G

4.11% (1)	09/17/38	5,073,000	5,004,387

FS Commercial Mortgage Trust Series 2023-4SZN, Class E

10.76% (1),(9)	11/10/39	1,000,000	1,013,682

Great Wolf Trust Series 2024-WOLF, Class C

6.05% (1 mo. USD Term SOFR + 2.391%) (1),(2)	03/15/39	4,000,000	4,020,311

Great Wolf Trust Series 2024-WOLF, Class E

7.29% (1 mo. USD Term SOFR + 3.639%) (1),(2)	03/15/39	3,225,000	3,248,275

Great Wolf Trust Series 2024-WOLF, Class F

8.09% (1 mo. USD Term SOFR + 4.438%) (1),(2)	03/15/39	2,610,000	2,630,297

GS Mortgage Securities Corp. Trust Series 2017-375H, Class B

3.60% (1),(9)	09/10/37	2,920,000	2,824,032

GS Mortgage Securities Corp. Trust Series 2024-UPTN, Class E

9.35% (1 mo. USD Term SOFR + 5.700%) (1),(2)	10/15/29	1,450,000	1,461,710

GS Mortgage Securities Trust Series 2015-GC34, Class XA (I/O)

0.79% (9)	10/10/48	254,949	4

GS Mortgage Securities Trust Series 2016-GS2, Class XA (I/O)

1.61% (9)	05/10/49	69,025	3

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

GS Mortgage Securities Trust Series 2016-GS4, Class XA (I/O)

0.57% (9)	11/10/49	$12,594,511	$4,329

GWT Trust Series 2024-WLF2, Class B

5.80% (1 mo. USD Term SOFR + 2.141%) (1),(2)	05/15/41	522,000	524,045

HAVN Trust Series 2025-MOB, Class D

7.45% (1 mo. USD Term SOFR + 3.800%) (1),(2)	10/15/35	3,315,000	3,200,803

Hilton USA Trust Series 2016-HHV, Class F

4.33% (1),(9)	11/05/38	5,135,000	5,068,158

Hilton USA Trust Series 2025-NVIL, Class E

8.94% (1 mo. USD Term SOFR + 5.288%) (1),(2)	07/15/42	1,010,000	1,018,746

Hilton USA Trust Series 2025-NVIL, Class F

10.59% (1 mo. USD Term SOFR + 6.936%) (1),(2)	07/15/42	1,075,000	1,076,732

Hudson Yards Mortgage Trust Series 2019-30HY, Class D

3.56% (1),(9)	07/10/39	800,000	742,406

Hudson Yards Mortgage Trust Series 2019-55HY, Class D

3.04% (1),(9)	12/10/41	4,000,000	3,610,750

Hudson Yards Mortgage Trust Series 2025-SPRL, Class E

6.90% (1),(9)	01/13/40	1,000,000	1,031,066

Hudson Yards Mortgage Trust Series 2025-SPRL, Class F

7.65% (1),(9)	01/13/40	1,550,000	1,571,397

ILPT Commercial Mortgage Trust Series 2025-LPF2, Class E

8.47% (1),(9)	07/13/42	2,235,000	2,276,322

IRV Trust Series 2025-200P, Class D

6.37% (1),(9)	03/14/47	1,370,000	1,391,278

JPMBB Commercial Mortgage Securities Trust Series 2015-C30, Class XA (I/O)

0.02% (9)	07/15/48	2,506,940	25

JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class XA (I/O)

0.59% (9)	08/15/48	184,741	2

JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class XA (I/O)

0.91% (9)	03/15/50	3,653,666	17,185

JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA (I/O)

1.50% (9)	06/15/49	100,664	4

JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class XB (I/O)

0.62% (1),(9)	06/15/45	47,432,847	25,490

JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-COR4, Class A3

3.76%	03/10/52	500,000	493,634

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

April 30, 2026

Issues	Maturity Date	Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-LOOP, Class XB (I/O)

0.38% (1),(9)	12/05/38		$2,003,380	$1,638

JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class XAFX (I/O)

2.03% (1),(9)	01/16/37		450,000	8,417

JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class XBFX (I/O)

0.68% (1),(9)	01/16/37		1,450,000	8,601

KSL Commercial Mortgage Trust Series 2025-MH, Class E

7.60% (1 mo. USD Term SOFR + 3.940%) (1),(2)	12/15/42		6,500,000	6,479,929

Last Mile Logistics Pan Euro Finance DAC Series 1A, Class E

4.70% (3 mo. EUR EURIBOR + 2.700%) (1),(2)	08/17/33	EUR	992,934	1,165,139

Last Mile Logistics Pan Euro Finance DAC Series 1A, Class F

5.65% (3 mo. EUR EURIBOR + 3.650%) (1),(2)	08/17/33	EUR	485,305	567,944

Last Mile Logistics Pan Euro Finance DAC Series 1X, Class D

3.90% (3 mo. EUR EURIBOR + 1.900%) (2),(4)	08/17/33	EUR	2,377,996	2,791,916

Last Mile Securities PE DAC Series 2021-1A, Class F

7.00% (3 mo. EUR EURIBOR + 5.000%) (1),(2)	08/17/31	EUR	754,845	886,705

Last Mile Securities PE DAC Series 2021-1X, Class E

5.50% (3 mo. EUR EURIBOR + 3.500%) (2),(4)	08/17/31	EUR	1,199,753	1,408,390

LMRE SFR1 Trust Series 2025-SFR1, Class F1

6.85% (1)	12/17/42		5,370,000	5,343,853

MAD Commercial Mortgage Trust Series 2025-11MD, Class D

6.57% (1),(9)	10/15/42		2,300,000	2,329,495

MAD Commercial Mortgage Trust Series 2025-11MD, Class E

7.57% (1),(9)	10/15/42		2,300,000	2,309,873

Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class XC (I/O)

0.27% (1),(8),(9)	08/15/45		17,302,522	62

Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12, Class XC (I/O)

1.14% (1),(9)	10/15/46		15,953,130	229,035

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class XA (I/O)

0.65% (9)	04/15/48		159,492	2

Morgan Stanley Capital I Trust Series 2011-C2, Class XB (I/O)

0.55% (1),(9)	06/15/44		10,023,973	38,382

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class E

4.46% (1),(9)	01/15/43	$100,000	$88,312

Natixis Commercial Mortgage Securities Trust Series 2020-2PAC, Class AMZ1

3.62% (1),(9)	01/15/37	3,041,000	2,607,686

New Residential Mortgage Loan Trust Series 2022-SFR1, Class G

5.00% (1)	02/17/39	7,900,000	7,764,964

New Residential Mortgage Loan Trust Series 2022-SFR1, Class H

5.40% (1)	02/17/39	3,680,000	3,616,772

NXPT Commercial Mortgage Trust Series 2024-STOR, Class E

6.93% (1),(9)	11/05/41	811,000	810,766

NYC Commercial Mortgage Trust Series 2021-909, Class D

3.31% (1),(9)	04/10/43	1,400,000	1,092,480

NYC Commercial Mortgage Trust Series 2025-1155, Class C

6.81% (1)	06/10/42	3,800,000	3,879,921

NYC Commercial Mortgage Trust Series 2025-1155, Class E

7.60% (1),(9)	06/10/42	3,355,000	3,337,695

NYC Commercial Mortgage Trust Series 2025-3BP, Class D

6.10% (1 mo. USD Term SOFR + 2.441%) (1),(2)	02/15/42	4,200,000	4,213,617

NYCT Trust Series 2024-3ELV, Class C

6.49% (1 mo. USD Term SOFR + 2.840%) (1),(2)	08/15/29	6,500,000	6,489,447

NYO Commercial Mortgage Trust Series 2021-1290, Class B

5.31% (1 mo. USD Term SOFR + 1.659%) (1),(2)	12/15/38	1,780,000	1,775,528

NYO Commercial Mortgage Trust Series 2021-1290, Class C

5.76% (1 mo. USD Term SOFR + 2.109%) (1),(2)	11/15/38	820,000	816,380

NYO Commercial Mortgage Trust Series 2021-1290, Class D

6.31% (1 mo. USD Term SOFR + 2.659%) (1),(2)	11/15/38	2,765,000	2,750,195

PFP Ltd. Series 2025-12, Class C

6.20% (1 mo. USD Term SOFR + 2.542%) (1),(2)	12/18/42	2,840,000	2,846,430

PFP Ltd. Series 2025-12, Class D

6.75% (1 mo. USD Term SOFR + 3.091%) (1),(2)	12/18/42	1,834,000	1,839,248

Progress Residential Trust Series 2021-SFR10, Class F

4.61% (1)	12/17/40	1,123,309	1,099,222

Progress Residential Trust Series 2021-SFR10, Class H

5.23% (1)	12/17/40	7,968,423	7,789,846

Progress Residential Trust Series 2021-SFR11, Class F

4.42% (1)	01/17/39	1,250,000	1,214,889

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Progress Residential Trust Series 2021-SFR3, Class G

4.25% (1)	05/17/26		$11,631,000	$11,602,066

Progress Residential Trust Series 2021-SFR6, Class G

4.00% (1)	07/17/38		5,890,000	5,858,772

Progress Residential Trust Series 2021-SFR8

3.18% (1)	10/17/38		2,433,000	2,407,971

Progress Residential Trust Series 2021-SFR8, Class G

4.01% (1)	10/17/38		1,488,000	1,473,073

Progress Residential Trust Series 2021-SFR9, Class E1

2.81% (1)	11/17/40		1,531,000	1,446,799

Progress Residential Trust Series 2022-SFR1, Class F

4.88% (1)	02/17/41		1,770,000	1,714,154

Progress Residential Trust Series 2022-SFR1, Class G

5.52% (1)	02/17/41		5,160,000	5,036,906

Progress Residential Trust Series 2022-SFR1, Class H

5.25% (1)	02/17/41		7,720,000	7,496,954

Progress Residential Trust Series 2022-SFR3, Class E2

5.60% (1)	04/17/39		2,895,000	2,888,097

Progress Residential Trust Series 2023-SFR1, Class E1

6.15% (1)	03/17/40		3,600,000	3,573,453

Progress Residential Trust Series 2023-SFR2, Class E1

4.75% (1)	10/17/40		5,141,000	5,025,757

Progress Residential Trust Series 2024-SFR2, Class E2

3.65% (1),(9)	04/17/41		2,800,000	2,639,652

Progress Residential Trust Series 2024-SFR2, Class F

3.65% (1),(9)	04/17/41		5,000,000	4,658,973

Progress Residential Trust Series 2024-SFR4, Class E2

3.40% (1)	07/17/41		4,500,000	4,188,952

Progress Residential Trust Series 2024-SFR4, Class F1

3.40% (1)	07/17/41		6,482,000	5,981,908

Progress Residential Trust Series 2024-SFR5, Class E1

3.38% (1),(9)	08/17/41		7,860,000	7,259,628

Progress Residential Trust Series 2024-SFR5, Class E2

3.63% (1),(9)	08/17/41		2,050,000	1,891,717

Progress Residential Trust Series 2025-SFR1, Class E2

3.75% (1)	02/17/42		5,780,000	5,371,834

RIDE Series 2025-SHRE, Class D

6.97% (1),(9)	02/14/47		3,000,000	3,037,924

RIDE Series 2025-SHRE, Class E

8.07% (1),(9)	02/14/47		2,500,000	2,556,549

ROCK Trust Series 2024-CNTR, Class E

8.82% (1)	11/13/41		4,175,000	4,379,672

SCG Commercial Mortgage Trust Series 2025-FLWR, Class D

5.95% (1 mo. USD Term SOFR + 2.300%) (1),(2)	08/15/42		3,500,000	3,516,033

Sequoia Logistics DAC Series 2025-1A, Class E

5.80% (3 mo. EUR EURIBOR + 3.800%) (1),(2)	02/17/37	EUR	3,350,000	3,923,096

Issues	Maturity Date	Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Sequoia Logistics DAC Series 2025-1X, Class C

3.90% (3 mo. EUR EURIBOR + 1.900%) (2),(4)	02/17/37	EUR	3,840,000	$4,518,587

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2A

3.66% (1),(9)	01/05/43		400,000	351,135

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B

4.14% (1),(9)	01/05/43		460,000	403,739

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class C

4.53% (1),(9)	01/05/43		925,000	727,693

SFO Commercial Mortgage Trust Series 2021-555, Class A

4.92% (1 mo. USD Term SOFR + 1.264%) (1),(2)	05/15/38		1,040,000	1,040,179

SFO Commercial Mortgage Trust Series 2021-555, Class D

6.17% (1 mo. USD Term SOFR + 2.514%) (1),(2)	05/15/38		500,000	497,024

SLG Office Trust Series 2021-OVA, Class E

2.85% (1)	07/15/41		4,700,000	4,058,711

SMRT Commercial Mortgage Trust Series 2022-MINI, Class D

5.61% (1 mo. USD Term SOFR + 1.950%) (1),(2)	01/15/39		1,400,000	1,397,477

SMRT Commercial Mortgage Trust Series 2022-MINI, Class F

7.01% (1 mo. USD Term SOFR + 3.350%) (1),(2)	01/15/39		6,500,000	6,376,519

SREIT Trust Series 2021-MFP2, Class C

5.14% (1 mo. USD Term SOFR + 1.485%) (1),(2)	11/15/36		1,060,000	1,059,886

SREIT Trust Series 2021-PALM, Class D

5.18% (1 mo. USD Term SOFR + 1.524%) (1),(2)	10/15/34		3,860,000	3,860,869

SREIT Trust Series 2021-PALM, Class E

5.68% (1 mo. USD Term SOFR + 2.024%) (1),(2)	10/15/34		4,100,000	4,101,617

STWD LLC Series 2025-FL4, Class D

6.31% (1 mo. USD Term SOFR + 2.650%) (1),(2)	11/19/42		3,500,000	3,490,704

SWCH Commercial Mortgage Trust Series 2025-DATA, Class E

6.99% (1 mo. USD Term SOFR + 3.340%) (1),(2)	02/15/42		6,300,000	6,243,431

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

April 30, 2026

Issues	Maturity Date	Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

TEXAS Commercial Mortgage Trust Series 2025-TWR, Class D

6.75% (1 mo. USD Term SOFR + 3.091%) (1),(2)	04/15/42		$1,325,000	$1,326,792

Tricon Residential Trust Series 2021-SFR1, Class F

3.69% (1)	07/17/38		7,900,000	7,858,241

Tricon Residential Trust Series 2021-SFR1, Class G

4.13% (1)	07/17/38		4,300,000	4,274,660

Tricon Residential Trust Series 2022-SFR1, Class E2

5.74% (1)	04/17/39		1,600,000	1,588,273

Tricon Residential Trust Series 2024-SFR4, Class D

5.35% (1)	11/17/41		1,480,000	1,465,399

TRTX Issuer Ltd. Series 2025-FL7, Class B (I/F)

5.61% (1 mo. USD Term SOFR + 1.950%) (1),(2)	06/18/43		3,000,000	3,000,633

TRTX Issuer Ltd. Series 2025-FL7, Class C (I/F)

5.86% (1 mo. USD Term SOFR + 2.200%) (1),(2)	06/18/43		1,000,000	1,005,906

TRTX Issuer Ltd. Series 2025-FL7, Class D (I/F)

6.31% (1 mo. USD Term SOFR + 2.650%) (1),(2)	06/18/43		3,125,000	3,121,794

U.K. Logistics DAC Series 2024-2A, Class D

6.85% (1 day GBP SONIA + 3.100%) (1),(2)	02/17/35	GBP	701,602	945,830

U.K. Logistics DAC Series 2024-2X, Class D

6.85% (1 day GBP SONIA + 3.100%) (2),(4)	02/17/35	GBP	390,346	526,225

U.K. Logistics DAC Series 2024-2X, Class E

8.00% (1 day GBP SONIA + 4.250%) (2),(4)	02/17/35	GBP	1,275,640	1,697,965

U.K. Logistics DAC Series 2025-1A, Class E

9.25% (1 day GBP SONIA + 5.500%) (1),(2)	05/17/35	GBP	933,241	1,269,446

UBS Commercial Mortgage Trust Series 2017-C4, Class XA (I/O)

1.23% (9)	10/15/50		7,700,093	79,928

WBHT Commercial Mortgage Trust Series 2025-WBM, Class B

5.85% (1 mo. USD Term SOFR + 2.192%) (1),(2)	06/15/42		3,125,000	3,119,795

Wells Fargo Commercial Mortgage Trust Series 2015-LC20, Class XF (I/O)

2.22% (1),(9)	04/15/50		415,000	11,264

Wells Fargo Commercial Mortgage Trust Series 2018-C47, Class AS

4.67% (9)	09/15/61		1,100,000	1,090,826

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Wells Fargo Commercial Mortgage Trust Series 2024-5C1, Class C

7.03% (9)	07/15/57	$847,000	$857,448

WFRBS Commercial Mortgage Trust Series 2012-C10, Class XB (I/O)

0.39% (1),(8),(9)	12/15/45	37,770,655	314

WFRBS Commercial Mortgage Trust Series 2014-C22, Class XA (I/O)

0.38% (9)	09/15/57	188,962	30

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $518,977,996)			519,314,746

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 23.2%

Federal Home Loan Mortgage Corp., Pool #SD8237

4.00%	08/01/52	1,706,410	1,608,179

Federal Home Loan Mortgage Corp., Pool #SD8244

4.00%	09/01/52	41,284,114	38,904,350

Federal Home Loan Mortgage Corp., Pool #SD8265

4.00%	11/01/52	603,777	568,880

Federal Home Loan Mortgage Corp., Pool #SD5324

4.00%	02/01/53	327,243	308,405

Federal Home Loan Mortgage Corp., Pool #SD8238

4.50%	08/01/52	3,107,669	3,009,019

Federal Home Loan Mortgage Corp., Pool #SD8245

4.50%	09/01/52	6,099,248	5,909,310

Federal Home Loan Mortgage Corp., Pool #SD8257

4.50%	10/01/52	461,232	446,506

Federal Home Loan Mortgage Corp., Pool #SD8266

4.50%	11/01/52	2,604,705	2,521,296

Federal Home Loan Mortgage Corp., Pool #SD8275

4.50%	12/01/52	2,682,380	2,596,484

Federal Home Loan Mortgage Corp., Pool #SD8298

4.50%	02/01/53	30,354,301	29,359,882

Federal Home Loan Mortgage Corp., Pool #SD8299

5.00%	02/01/53	2,424,209	2,404,675

Federal Home Loan Mortgage Corp., Pool #SD8323

5.00%	05/01/53	6,856,219	6,791,841

Federal Home Loan Mortgage Corp. REMICS Series 4994, Class LI (I/O)

4.00%	12/25/48	7,206,594	1,439,331

Federal Home Loan Mortgage Corp. REMICS Series 5070 (I/O)

3.50%	02/25/51	9,148,513	1,457,572

Federal Home Loan Mortgage Corp. REMICS Series 5100 (I/O)

4.00%	02/25/47	11,372,485	1,942,999

Federal Home Loan Mortgage Corp. REMICS Series 5104, Class HI (I/O) (PAC)

3.50%	06/25/49	13,676,528	2,580,136

Federal Home Loan Mortgage Corp. REMICS Series 5149 (I/O)

4.00%	10/25/48	6,174,475	1,185,778

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. REMICS Series 5452, Class JF

4.95% (30 day USD SOFR Average + 1.300%) (2)	09/25/54	$1,538,995	$1,552,459

Federal Home Loan Mortgage Corp. REMICS Series 5473, Class DF

4.80% (30 day USD SOFR Average + 1.150%) (2)	11/25/54	3,076,188	3,098,754

Federal Home Loan Mortgage Corp. REMICS Series 5492, Class SH (I/O) (I/F)

2.35% (-30 day USD SOFR Average + 6.000%) (2)	01/25/55	6,082,676	458,774

Federal Home Loan Mortgage Corp. REMICS Series 5500, Class AF

4.65% (30 day USD SOFR Average + 1.000%) (2)	02/25/55	1,085,375	1,088,960

Federal Home Loan Mortgage Corp. REMICS Series 5500, Class SJ (I/F)

2.10% (-30 day USD SOFR Average + 5.750%) (2)	02/25/55	6,044,590	462,583

Federal Home Loan Mortgage Corp. REMICS Series 5524, Class FB

4.85% (30 day USD SOFR Average + 1.200%) (2)	04/25/55	11,699,812	11,780,135

Federal Home Loan Mortgage Corp. REMICS Series 5527, Class FD

4.85% (30 day USD SOFR Average + 1.200%) (2)	09/25/54	13,149,360	13,241,172

Federal Home Loan Mortgage Corp. REMICS Series 5544, Class SD (I/O) (I/F)

1.40% (-30 day USD SOFR Average + 5.050%) (2)	06/25/55	13,057,159	703,871

Federal Home Loan Mortgage Corp. REMICS Series 5546, Class AS (I/F)

5.03% (-30 day USD SOFR Average + 10.500%) (2)	06/25/55	1,137,692	1,078,558

Federal Home Loan Mortgage Corp. REMICS Series 5547, Class S (I/F)

5.11% (-30 day USD SOFR Average + 10.575%) (2)	06/25/55	1,140,104	1,055,637

Federal Home Loan Mortgage Corp. REMICS Series 5548, Class S (I/F)

5.59% (-30 day USD SOFR Average + 11.667%) (2)	06/25/55	1,093,756	1,049,545

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. REMICS Series 5549, Class DF

5.05% (30 day USD SOFR Average + 1.400%) (2)	06/25/55	$1,995,183	$2,018,218

Federal Home Loan Mortgage Corp. REMICS Series 5549, Class JS (I/F)

5.03% (-30 day USD SOFR Average + 10.500%) (2)	06/25/55	372,886	354,116

Federal Home Loan Mortgage Corp. REMICS Series 5566, Class AS (I/F)

5.11% (-30 day USD SOFR Average + 10.575%) (2)	08/25/55	1,260,918	1,170,491

Federal Home Loan Mortgage Corp. REMICS Series 5578, Class SD (I/O) (I/F)

2.25% (-30 day USD SOFR Average + 5.900%) (2)	09/25/55	17,932,308	1,664,183

Federal Home Loan Mortgage Corp. REMICS Series 5617 (I/O)

4.00%	08/25/51	12,005,901	2,535,602

Federal Home Loan Mortgage Corp. STRIPS Series 240 (I/O)

5.50%	07/15/36	144,624	24,628

Federal Home Loan Mortgage Corp. STRIPS Series 377, Class C1

2.00%	01/25/51	6,046,105	803,663

Federal Home Loan Mortgage Corp. STRIPS Series 386, Class C1 (I/O)

2.00%	03/15/52	5,920,637	760,028

Federal Home Loan Mortgage Corp. STRIPS Series 389, Class C35 (I/O)

2.00%	06/15/52	11,355,139	1,557,070

Federal Home Loan Mortgage Corp. STRIPS Series 389, Class C40 (I/O)

2.50%	10/15/52	5,181,415	804,299

Federal Home Loan Mortgage Corp. STRIPS Series 390, Class C12 (I/O)

4.00%	11/15/52	13,461,691	3,021,180

Federal Home Loan Mortgage Corp. STRIPS Series 399 (I/O)

3.50%	12/25/52	5,869,096	1,131,697

Federal Home Loan Mortgage Corp. STRIPS Series 405, Class C16 (I/O)

2.00%	07/25/52	18,552,194	2,433,495

Federal Home Loan Mortgage Corp. STRIPS Series 408, Class C37

2.00%	03/25/52	15,101,798	2,166,675

Federal National Mortgage Association, Pool #MA4626

4.00%	06/01/52	6,949,665	6,550,676

Federal National Mortgage Association, Pool #MA4700

4.00%	08/01/52	2,804,717	2,643,260

Federal National Mortgage Association, Pool #MA4784

4.50%	10/01/52	5,835,821	5,649,486

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #FS9508

4.50%	03/01/54	$4,144,843	$4,007,954

Federal National Mortgage Association, Pool #FA0658

4.50%	10/01/54	9,102,290	8,799,984

Federal National Mortgage Association, Pool #MA5009

5.00%	05/01/53	9,453,838	9,359,107

Federal National Mortgage Association, Pool #462209

5.69% (1 yr. CMT + 2.176%) (2)	04/01/36	36,180	36,061

Federal National Mortgage Association Interest STRIPS Series 426, Class C24 (I/O)

1.50%	01/25/52	35,380,869	3,964,904

Federal National Mortgage Association Interest STRIPS Series 426, Class C40 (I/O)

2.00%	06/25/51	1,282,322	172,171

Federal National Mortgage Association Interest STRIPS Series 426, Class C41 (I/O)

2.00%	03/25/51	4,735,926	631,663

Federal National Mortgage Association Interest STRIPS Series 426, Class C42 (I/O)

2.00%	11/25/50	3,089,057	413,227

Federal National Mortgage Association Interest STRIPS Series 434, Class C29 (I/O)

2.00%	10/25/52	7,248,900	923,760

Federal National Mortgage Association Interest STRIPS Series 435, Class C24 (I/O)

2.00%	04/25/52	10,180,090	1,348,073

Federal National Mortgage Association REMICS Series 2011-116, Class SA (I/O) (I/F)

2.24% (-30 day USD SOFR Average + 5.886%) (2)	11/25/41	49,472	3,597

Federal National Mortgage Association REMICS Series 2012-139, Class AI (I/O)

3.00%	12/25/27	27,458	408

Federal National Mortgage Association REMICS Series 2021-59 (I/O)

4.00%	09/25/51	8,432,472	2,059,639

Federal National Mortgage Association REMICS Series 2021-70 (I/O)

4.00%	10/25/51	8,426,142	1,849,160

Federal National Mortgage Association REMICS Series 2024-73, Class FB

4.85% (30 day USD SOFR Average + 1.200%) (2)	10/25/54	1,858,089	1,871,021

Federal National Mortgage Association REMICS Series 2024-76, Class SY (I/O) (I/F)

1.85% (-30 day USD SOFR Average + 5.500%) (2)	11/25/54	13,571,053	943,904

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2024-81, Class SE (I/O) (I/F)

1.70% (-30 day USD SOFR Average + 5.350%) (2)	07/25/54	$11,853,541	$589,694

Federal National Mortgage Association REMICS Series 2024-91, Class SB (I/O) (I/F)

2.20% (-30 day USD SOFR Average + 5.850%) (2)	12/25/54	6,257,317	444,564

Federal National Mortgage Association REMICS Series 2024-96, Class FC

4.85% (30 day USD SOFR Average + 1.200%) (2)	12/25/54	7,524,628	7,580,590

Federal National Mortgage Association REMICS Series 2024-98, Class SE (I/O) (I/F)

2.33% (-30 day USD SOFR Average + 5.980%) (2)	12/25/54	2,738,653	233,816

Federal National Mortgage Association REMICS Series 2024-98, Class SG (I/F)

2.35% (-30 day USD SOFR Average + 6.000%) (2)	11/25/54	967,561	86,725

Federal National Mortgage Association REMICS Series 2025-104, Class SB (I/O)

1.90% (30 day USD SOFR Average + 5.550%) (2)	12/25/55	22,652,472	1,909,837

Federal National Mortgage Association REMICS Series 2025-13, Class FA

4.95% (30 day USD SOFR Average + 1.300%) (2)	03/25/55	3,576,066	3,607,635

Federal National Mortgage Association REMICS Series 2025-15, Class FQ

4.85% (30 day USD SOFR Average + 1.200%) (2)	04/25/55	1,001,802	1,009,080

Federal National Mortgage Association REMICS Series 2025-40, Class S (I/F)

5.59% (-30 day USD SOFR Average + 11.667%) (2)	02/25/55	239,725	226,595

Federal National Mortgage Association REMICS Series 2025-49, Class SC (I/O) (I/F)

1.55% (-30 day USD SOFR Average + 5.200%) (2)	06/25/55	17,890,475	828,793

Federal National Mortgage Association REMICS Series 2025-59, Class DS (I/O) (I/F)

2.21% (-30 day USD SOFR Average + 5.857%) (2)	08/25/55	16,290,360	1,099,385

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2025-85, Class EF

4.85% (30 day USD SOFR Average + 1.200%) (2)	09/25/55	$11,729,945	$11,810,984

Federal National Mortgage Association REMICS Series 2025-87, Class SA (I/O) (I/F)

2.25% (-30 day USD SOFR Average + 5.900%) (2)	10/25/55	9,182,426	786,001

Federal National Mortgage Association REMICS Series 2025-92, Class FD

4.80% (30 day USD SOFR Average + 1.150%) (2)	11/25/55	10,722,937	10,802,306

Federal National Mortgage Association REMICS Series 2026-10, Class FA

4.60% (30 day USD SOFR Average + 0.950%) (2)	10/25/54	3,889,382	3,878,327

Federal National Mortgage Association REMICS Series 2026-5, Class CF

4.70% (30 day USD SOFR Average + 1.050%) (2)	02/25/56	5,149,704	5,146,173

Government National Mortgage Association, Pool #MA8346

4.00%	10/20/52	13,318,804	12,568,083

Government National Mortgage Association, Pool #MA8427

4.50%	11/20/52	1,541,208	1,499,561

Government National Mortgage Association, Pool #MA8948

5.50%	06/20/53	6,284,243	6,388,818

Government National Mortgage Association, Pool #MA9488

5.50%	02/20/54	9,396,604	9,534,831

Government National Mortgage Association REMICS Series 2003-110, Class S (I/O) (I/F)

2.82% (-1 mo. USD Term SOFR + 6.486%) (2)	10/20/33	140,887	9,319

Government National Mortgage Association REMICS Series 2018-124, Class NW

3.50%	09/20/48	19,593	18,095

Government National Mortgage Association REMICS Series 2018-154, Class BP (PAC)

3.50%	11/20/48	1,895	1,800

Government National Mortgage Association REMICS Series 2024-151, Class ES (I/O) (I/F)

1.76% (-30 day USD SOFR Average + 5.400%) (2)	09/20/54	12,150,301	643,668

Government National Mortgage Association REMICS Series 2024-159, Class XS (I/O) (I/F)

1.86% (-30 day USD SOFR Average + 5.500%) (2)	10/20/54	10,351,588	741,392

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association REMICS Series 2025-134, Class SJ (I/O) (I/F)

2.31% (-30 day USD SOFR Average + 5.950%) (2)	08/20/55	$11,222,123	$947,139

Government National Mortgage Association REMICS Series 2025-27, Class FG

4.84% (30 day USD SOFR Average + 1.200%) (2)	02/20/55	1,963,317	1,978,155

Government National Mortgage Association REMICS Series 2025-41, Class HS (I/F)

1.70% (-30 day USD SOFR Average + 5.340%) (2)	03/20/55	10,986,486	614,458

Government National Mortgage Association REMICS Series 2025-45, Class ST (I/O) (I/F)

1.66% (-30 day USD SOFR Average + 5.300%) (2)	03/20/55	13,117,968	663,288

Government National Mortgage Association REMICS Series 2026-10, Class CF

4.67% (30 day USD SOFR Average + 1.030%) (2)	01/20/56	4,627,187	4,625,946

Government National Mortgage Association, TBA

4.00% (11)	07/01/55	52,200,000	48,661,049

4.50% (11)	02/01/56	11,600,000	11,182,412

5.00% (11)	02/01/56	21,350,000	21,171,076

5.50% (11)	01/01/56	5,950,000	5,992,067

Uniform Mortgage-Backed Security, TBA

3.50% (11)	01/01/52	74,475,000	67,833,506

4.00% (11)	06/01/55	91,675,000	86,007,147

4.50% (11)	02/01/56	96,225,000	92,594,623

5.00% (11)	02/01/56	34,800,000	34,295,017

5.50% (11)	01/01/56	39,100,000	39,306,252

Total Residential Mortgage-Backed Securities — Agency

(Cost: $707,765,764)			707,596,698

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 19.5%

ACRA Trust Series 2024-NQM1, Class M1A

6.19% (1),(9)	10/25/64	1,470,000	1,481,597

Ajax Mortgage Loan Trust Series 2021-D, Class A

6.00% (1)	03/25/60	2,604,255	2,608,145

American Home Mortgage Assets Trust Series 2006-6, Class XP (P/O)

0.04% (9)	12/25/46	17,025,811	70,301

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

April 30, 2026

Issues	Maturity Date	Principal Amount		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

American Home Mortgage Assets Trust Series 2007-1, Class A1

4.21% (1 yr. MTA + 0.700%) (2)	02/25/47		$2,199,820	$740,749

American Home Mortgage Assets Trust Series 2007-5, Class XP (P/O)

0.06% (9)	06/25/47		6,167	49

Angel Oak Mortgage Trust Series 2024-11, Class M1A

6.58% (1),(9)	08/25/69		1,925,000	1,943,204

Angel Oak Mortgage Trust Series 2024-6, Class A2

4.65% (1)	11/25/67		2,005,378	1,995,949

Angel Oak Mortgage Trust Series 2025-13, Class M1

5.74% (1),(9)	10/25/70		4,502,000	4,469,214

Angel Oak Mortgage Trust Series 2025-HB1, Class M3

6.70% (30 day USD SOFR Average + 3.050%) (1),(2)	02/25/55		1,832,000	1,845,626

Angel Oak Mortgage Trust Series 2026-1, Class M1

5.53% (1),(9)	02/25/71		4,200,000	4,117,541

Aspire Mortgage Trust Series 2026-1, Class M1

5.40% (1),(9)	01/25/66		3,000,000	2,950,204

Atlas Funding PLC Series 2023-1, Class F

13.47% (1 day GBP SONIA + 9.730%) (2),(4)	01/20/61	GBP	725,000	1,012,405

Banc of America Alternative Loan Trust Series 2006-5, Class CB8

4.08% (1 mo. USD Term SOFR + 0.424%) (2)	06/25/46		1,314,141	1,082,776

Banc of America Alternative Loan Trust Series 2006-5, Class CB9 (I/O) (I/F)

2.92% (-1 mo. USD Term SOFR + 6.576%) (2)	06/25/46		1,314,149	155,836

Banc of America Funding Trust Series 2006-3, Class 5A3

5.50%	03/25/36		4,011	3,674

Banc of America Funding Trust Series 2006-7, Class T2A5

6.54%	10/25/36		536,728	487,909

Banc of America Funding Trust Series 2014-R5, Class 1A2

3.71% (6 mo. USD Term SOFR + 1.928%) (1),(2)	09/26/45		900,925	639,101

BCAP LLC Trust Series 2007-AA2, Class 2A12

5.50%	04/25/37		2,358,611	923,315

BCMSC Trust Series 1999-B, Class A2

6.98% (9)	06/15/12		997,492	47,925

BCMSC Trust Series 2000-A, Class A3

7.83% (9)	06/15/30		1,658,345	89,483

BCMSC Trust Series 2000-A, Class A4

8.29% (9)	06/15/30		142,144	8,122

Issues	Maturity Date	Principal Amount		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Bear Stearns ARM Trust Series 2004-3, Class 2A

4.63% (9)	07/25/34		$4,099	$3,919

Bear Stearns ARM Trust Series 2005-10, Class A3

5.86% (9)	10/25/35		82,519	82,566

Braccan Mortgage Funding PLC Series 2025-1A, Class X

7.68% (1 day GBP SONIA + 3.930%) (1),(2)	05/17/67	GBP	1,186,874	1,620,946

BRAVO Residential Funding Trust Series 2023-NQM5, Class B1

7.27% (1),(9)	06/25/63		3,210,000	3,211,796

BRAVO Residential Funding Trust Series 2025-NQM6, Class M1

6.03% (1),(9)	06/25/65		1,650,000	1,647,940

BRAVO Residential Funding Trust Series 2025-NQM9, Class A3

5.55% (1)	09/25/65		6,716,320	6,714,567

C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2B

3.45%	02/25/37		753,308	427,252

C-BASS Trust Series 2006-CB7, Class A4

4.09% (1 mo. USD Term SOFR + 0.434%) (2)	10/25/36		29,205	20,252

C-BASS Trust Series 2007-CB1, Class AF3

3.09%	01/25/37		909,708	245,665

C-BASS Trust Series 2007-CB1, Class AF6

3.09%	01/25/37		1,606,017	433,576

Cascade MH Asset Trust Series 2022-MH1, Class A

4.25% (1)	08/25/54		1,019,210	1,000,537

CFMT LLC Series 2024-NR1, Class A1

6.41% (1)	11/25/29		5,620,081	5,631,971

CFMT LLC Series 2024-R1, Class A3

4.00% (1)	10/25/54		1,500,000	1,434,767

CHL Mortgage Pass-Through Trust Series 2007-20, Class A1

6.50%	01/25/38		196,389	81,974

CHL Mortgage Pass-Through Trust Series 2007-7, Class A9

5.50%	06/25/37		574,321	243,794

CHNGE Mortgage Trust Series 2023-1, Class M1

8.05% (1),(9)	03/25/58		580,000	578,033

CIM Trust Series 2021-R5, Class A1B

2.00% (1),(9)	08/25/61		681,000	460,882

CIM Trust Series 2025-R1, Class A1

5.00% (1)	02/25/99		2,007,393	1,989,180

Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2, Class AF6A

6.13%	08/25/35		1,208,840	1,130,304

Citigroup Mortgage Loan Trust, Inc. Series 2006-WF1, Class A2C

6.10%	03/25/36		26,120	11,801

Citigroup Mortgage Loan Trust, Inc. Series 2009-10, Class 2A2

7.00% (1),(9)	12/25/35		476,879	334,578

CitiMortgage Alternative Loan Trust Series 2005-A1, Class 1A5

5.50%	07/25/35		921,703	898,174

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

CitiMortgage Alternative Loan Trust Series 2006-A1, Class 1A5

5.50%	04/25/36	$192,303	$177,910

CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A1

6.00%	01/25/37	82,366	73,180

CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A5

6.00%	01/25/37	157,222	139,688

CitiMortgage Alternative Loan Trust Series 2007-A2, Class 1A13

5.75%	02/25/37	179,984	161,665

CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A7

5.75%	03/25/37	148,560	132,172

CitiMortgage Alternative Loan Trust Series 2007-A5, Class 1A1

6.00%	05/25/37	631,179	587,022

CLIP Trust Series 2026-NQM1, Class M1

5.96% (1),(9)	05/25/71	4,238,000	4,235,944

COLT Mortgage Loan Trust Series 2024-7, Class B1

7.12% (1),(9)	12/26/69	1,000,000	1,007,342

COLT Mortgage Loan Trust Series 2025-7, Class B1

6.92% (1),(9)	06/25/70	2,000,000	2,003,883

Conseco Finance Securitizations Corp. Series 2000-1, Class A5

8.06% (9)	09/01/29	3,422,743	382,930

Conseco Finance Securitizations Corp. Series 2000-4, Class A5

7.97%	05/01/32	1,992,158	225,047

COOPR Residential Mortgage Trust Series 2025-CES2, Class B1

7.32% (1),(9)	06/25/60	2,434,000	2,462,525

COOPR Residential Mortgage Trust Series 2025-CES3, Class M1

5.63% (1),(9)	09/25/60	4,500,000	4,434,412

Countrywide Alternative Loan Trust Series 2004-30CB, Class 1A6

5.50%	02/25/35	661,975	660,781

Countrywide Alternative Loan Trust Series 2005-10CB, Class 1A8

5.50%	05/25/35	1,198,667	963,132

Countrywide Alternative Loan Trust Series 2005-46CB, Class A3

5.50%	10/25/35	206,746	141,166

Countrywide Alternative Loan Trust Series 2005-46CB, Class A4

5.25%	10/25/35	156,225	104,618

Countrywide Alternative Loan Trust Series 2005-46CB, Class A7

5.50%	10/25/35	440,700	300,909

Countrywide Alternative Loan Trust Series 2005-55CB, Class 1A1

5.50%	11/25/35	175,027	112,266

Countrywide Alternative Loan Trust Series 2005-64CB, Class 2A1

6.00%	11/25/35	2,989,072	402,887

Countrywide Alternative Loan Trust Series 2005-65CB, Class 2A4

5.50%	12/25/35	253,046	167,003

Countrywide Alternative Loan Trust Series 2005-67CB, Class A1

5.50%	01/25/36	52,101	37,796

Countrywide Alternative Loan Trust Series 2005-74T1, Class A5

6.00%	01/25/36	439,873	243,856

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Countrywide Alternative Loan Trust Series 2005-7CB, Class 2A2 (I/O) (I/F)

1.28% (-1 mo. USD Term SOFR + 4.936%) (2)	03/01/38	$1,039,560	$51,015

Countrywide Alternative Loan Trust Series 2005-86CB, Class A1

5.50%	02/25/36	488,348	266,262

Countrywide Alternative Loan Trust Series 2005-86CB, Class A8

5.50%	02/25/36	223,245	121,720

Countrywide Alternative Loan Trust Series 2006-19CB, Class A15 (PAC)

6.00%	08/25/36	110,532	59,459

Countrywide Alternative Loan Trust Series 2006-19CB, Class A17 (TAC)

4.17% (1 mo. USD Term SOFR + 0.514%) (2)	08/25/36	3,667,111	1,522,599

Countrywide Alternative Loan Trust Series 2006-19CB, Class A18 (I/O) (I/F)

1.83% (-1 mo. USD Term SOFR + 5.486%) (2)	08/25/36	3,539,451	365,629

Countrywide Alternative Loan Trust Series 2006-32CB, Class A18

6.00%	11/25/36	124,917	67,802

Countrywide Alternative Loan Trust Series 2006-34, Class A5

6.25%	11/25/46	1,255,091	552,414

Countrywide Alternative Loan Trust Series 2006-J1, Class 1A11

5.50%	02/25/36	166,207	109,679

Countrywide Alternative Loan Trust Series 2007-13, Class A1 (PAC)

6.00%	06/25/47	268,917	135,775

Countrywide Alternative Loan Trust Series 2007-15CB, Class A6

5.75%	07/25/37	500,649	276,103

Countrywide Alternative Loan Trust Series 2007-15CB, Class A7

6.00%	07/25/37	1,783,153	1,017,258

Countrywide Alternative Loan Trust Series 2007-16CB, Class 1A7

6.00%	08/25/37	5,920	4,250

Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A25

6.00%	08/25/37	287,942	163,856

Countrywide Alternative Loan Trust Series 2007-22, Class 2A16

6.50%	09/25/37	235,676	88,427

Countrywide Alternative Loan Trust Series 2007-5CB, Class 1A3

6.00%	04/25/37	166,220	78,605

Countrywide Alternative Loan Trust Series 2007-5CB, Class 1A4

6.00%	04/25/37	490,368	231,896

Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1

6.75% (1)	10/25/36	16,051	15,981

Cross Mortgage Trust Series 2024-H4, Class B1B

8.11% (1),(9)	07/25/69	3,768,000	3,794,377

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Cross Mortgage Trust Series 2024-H5, Class B1B

8.11% (1),(9)	08/26/69	$3,654,000	$3,677,958

Cross Mortgage Trust Series 2024-H6, Class A2

5.38% (1)	09/25/69	650,699	651,064

Cross Mortgage Trust Series 2024-H6, Class A3

5.48% (1)	09/25/69	585,629	585,442

Cross Mortgage Trust Series 2024-H7, Class B1B

7.57% (1),(9)	11/25/69	3,930,000	3,931,447

Cross Mortgage Trust Series 2024-H8, Class B1B

7.34% (1),(9)	12/25/69	3,300,000	3,292,295

Cross Mortgage Trust Series 2025-CES1, Class B1

6.68% (1),(9)	11/25/60	4,200,000	4,184,726

Cross Mortgage Trust Series 2025-H10, Class M1

5.90% (1),(9)	01/25/71	5,303,000	5,257,061

Cross Mortgage Trust Series 2025-H5, Class B1B

7.63% (1),(9)	07/25/70	3,160,000	3,191,710

Cross Mortgage Trust Series 2026-NQM1, Class M1

5.53% (1),(9)	02/25/61	4,684,000	4,580,463

Cross Mortgage Trust Series 2026-NQM2, Class A3

5.24% (1)	03/25/61	6,651,947	6,615,285

Cross Mortgage Trust Series 2026-NQM3, Class M1

5.80% (1),(9)	03/25/71	3,230,000	3,199,912

Cross Mortgage Trust Series 2026-NQM4, Class M1

6.14% (1),(9)	04/25/71	7,015,000	7,052,893

Cross Mortgage Trust Series 2026-NQM5, Class M1

6.00% (1),(9)	03/25/71	6,613,000	6,607,337

CSMC Mortgage-Backed Trust Series 2006-7, Class 10A6

6.50%	08/25/36	1,021,126	474,864

CSMC Mortgage-Backed Trust Series 2006-7, Class 8A11

6.50%	08/25/36	390,432	134,734

CSMC Mortgage-Backed Trust Series 2007-5, Class 1A9

7.00% (9)	08/25/37	721,840	384,006

CSMC Trust Series 2014-8R, Class 3A2

5.39% (1),(9)	02/27/36	837,934	709,756

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust Series 2006-AB2, Class A2

6.16% (9)	06/25/36	163,512	150,435

Deutsche Mortgage & Asset Receiving Corp. Series 2014-RS1, Class 1A2

6.50% (1),(9)	07/27/37	253,234	209,453

EFMT Series 2025-INV2, Class B1

7.50% (1),(9)	05/26/70	4,000,000	4,041,262

Ellington Financial Mortgage Trust Series 2022-4, Class B1

5.84% (1),(9)	09/25/67	900,000	894,886

Ellington Financial Mortgage Trust Series 2024-CES1, Class B1

7.04% (1),(9)	01/26/60	4,263,000	4,289,619

Ellington Financial Mortgage Trust Series 2024-NQM1, Class B1B

7.47% (1),(9)	11/25/69	2,867,000	2,869,816

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Ellington Financial Mortgage Trust Series 2025-CES4, Class B1

7.05% (1),(9)	06/25/60	$2,811,000	$2,829,992

Ellington Financial Mortgage Trust Series 2025-NQM6, Class A3

5.40% (1)	12/25/70	3,992,826	3,973,503

Ellington Financial Mortgage Trust Series 2026-AE2, Class A13

5.50% (1),(9)	04/25/61	6,000,000	5,942,596

Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA6, Class B2

11.15% (30 day USD SOFR Average + 7.500%) (1),(2)	10/25/41	7,130,000	7,330,453

Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA7, Class B2

11.45% (30 day USD SOFR Average + 7.800%) (1),(2)	11/25/41	6,125,000	6,335,083

Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3, Class B2

9.90% (30 day USD SOFR Average + 6.250%) (1),(2)	09/25/41	6,820,789	6,942,699

Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1, Class M2

6.15% (30 day USD SOFR Average + 2.500%) (1),(2)	01/25/42	1,000,000	1,010,046

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-HRP1, Class B1

13.01% (30 day USD SOFR Average + 9.364%) (1),(2)	11/25/39	3,670,414	3,819,393

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R04, Class 2B1

9.01% (30 day USD SOFR Average + 5.364%) (1),(2)	06/25/39	680,424	684,457

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R06, Class 2B1

7.51% (30 day USD SOFR Average + 3.864%) (1),(2)	09/25/39	754,456	761,929

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1B2

9.65% (30 day USD SOFR Average + 6.000%) (1),(2)	10/25/41	6,635,000	6,773,531

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R02

9.85% (30 day USD SOFR Average + 6.200%) (1),(2)	11/25/41	5,000,000	5,127,341

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1B2

9.15% (30 day USD SOFR Average + 5.500%) (1),(2)	12/25/41	$7,330,000	$7,511,471

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01, Class 1B2

9.65% (30 day USD SOFR Average + 6.000%) (1),(2)	12/25/41	6,610,000	6,797,245

FIGRE Trust Series 2025-HE3, Class C

5.91% (1),(9)	05/25/55	1,566,928	1,575,229

FIGRE Trust Series 2025-HE5, Class C

5.69% (1),(9)	08/25/55	7,490,088	7,483,233

First Franklin Mortgage Loan Trust Series 2006-FF13, Class A2C

4.09% (1 mo. USD Term SOFR + 0.434%) (2)	10/25/36	9,532,105	6,184,852

First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2D

4.21% (1 mo. USD Term SOFR + 0.554%) (2)	03/25/37	619,441	293,406

First Horizon Alternative Mortgage Securities Trust Series 2007-FA1, Class A4

6.25%	03/25/37	533,543	168,938

First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A4

5.75%	04/25/37	705,770	214,721

GCAT Trust Series 2021-NQM6, Class A1

1.86% (1),(9)	08/25/66	1,080,503	992,917

GCAT Trust Series 2024-NQM2, Class B2

7.98% (1),(9)	06/25/59	4,050,000	4,115,689

GCAT Trust Series 2025-NQM1, Class B1

7.08% (1),(9)	11/25/69	4,036,000	4,049,211

GCAT Trust Series 2025-NQM3, Class A3

5.96% (1)	05/25/70	1,516,718	1,523,104

GCAT Trust Series 2025-NQM4, Class B1

7.20% (1),(9)	06/25/70	3,356,000	3,373,887

GCAT Trust Series 2025-NQM6, Class M1

5.78% (1),(9)	10/25/70	4,206,500	4,172,798

GCAT Trust Series 2026-NQM1, Class M1

5.53% (1),(9)	12/25/70	7,110,000	7,028,374

GCAT Trust Series 2026-NQM2, Class B1

6.61% (1),(9)	02/25/71	2,895,000	2,823,209

GCAT Trust Series 2026-NQM2, Class M1

6.15% (1),(9)	02/25/71	2,856,000	2,862,062

GSAA Home Equity Trust Series 2007-5, Class 1F3B

6.00% (9)	05/25/37	4,300,000	278,888

GSAA Home Equity Trust Series 2007-5, Class 1F5B

6.44%	05/25/37	1,987,261	129,165

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

GSAA Home Equity Trust Series 2007-5, Class 2A2A

4.23% (1 mo. USD Term SOFR + 0.574%) (2)	04/25/47	$695,037	$299,423

GSAA Trust Series 2006-7, Class AF3

6.72%	03/25/46	2,605,450	884,067

GSAA Trust Series 2007-3, Class 2A1B

3.97% (1 mo. USD Term SOFR + 0.314%) (2)	03/25/47	166,316	7,376

GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1

4.86% (9)	09/25/35	2,180	2,103

HarborView Mortgage Loan Trust Series 2005-9, Class 2A1A

4.46% (1 mo. USD Term SOFR + 0.794%) (2)	06/20/35	11,063	10,472

HarborView Mortgage Loan Trust Series 2006-4, Class 1A1A

4.14% (1 mo. USD Term SOFR + 0.474%) (2)	05/19/46	2,336,591	1,158,534

HOMES Trust Series 2023-NQM1, Class B1

6.95% (1),(9)	01/25/68	2,900,000	2,891,653

HOMES Trust Series 2024-NQM2, Class B1

7.69% (1),(9)	10/25/69	5,461,000	5,551,037

HOMES Trust Series 2025-NQM1, Class M1

6.52% (1),(9)	01/25/70	3,542,000	3,566,604

HOMES Trust Series 2025-NQM3, Class B1

7.41% (1),(9)	02/25/70	2,794,000	2,819,601

HOMES Trust Series 2025-NQM4, Class B1

6.90% (1),(9)	08/25/70	2,405,500	2,408,025

Homeward Opportunities Fund Trust Series 2024-RRTL2, Class A2

6.37% (1)	09/25/39	3,800,000	3,805,336

Homeward Opportunities Fund Trust Series 2025-RRTL1, Class M1

6.83% (1),(9)	03/25/40	2,645,000	2,659,408

Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A2

5.66% (1)	09/25/40	4,130,000	4,144,914

HSI Asset Loan Obligation Trust Series 2007-WF1, Class A5

6.72%	12/25/36	235,132	71,733

IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A

3.63% (9)	03/25/36	63,276	42,665

JP Morgan Mortgage Trust Series 2025-CES5, Class B1

6.69% (1),(9)	02/25/56	3,980,000	3,983,125

JP Morgan Mortgage Trust Series 2025-CES7, Class B1

6.95% (1),(9)	04/25/56	4,000,000	4,038,946

JPMorgan Alternative Loan Trust Series 2006-S1, Class 3A4

6.18% (9)	03/25/36	850,985	764,322

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

JPMorgan Mortgage Acquisition Trust Series 2006-CH2, Class AF3

5.96%	09/25/29	$397,440	$233,274

JPMorgan Mortgage Acquisition Trust Series 2006-CW2, Class AF4

6.08%	08/25/36	1,288,021	743,165

JPMorgan Mortgage Acquisition Trust Series 2006-CW2, Class AF5

6.34%	08/25/36	244,764	141,174

JPMorgan Mortgage Acquisition Trust Series 2006-WF1, Class A5

6.91%	07/25/36	1,557,780	389,899

JPMorgan Mortgage Acquisition Trust Series 2007-CH1, Class AF6

4.36%	11/25/36	509	504

JPMorgan Mortgage Acquisition Trust Series 2007-CH2, Class AF2

4.10%	01/25/37	353,344	170,680

JPMorgan Mortgage Acquisition Trust Series 2007-CH2, Class AF3

4.10%	10/25/30	542,477	262,006

JPMorgan Mortgage Trust Series 2007-S1, Class 2A11

6.00%	03/25/37	351,625	126,562

JPMorgan Mortgage Trust Series 2024-CES1, Class A1B

6.02% (1)	06/25/54	642,632	645,994

JPMorgan Mortgage Trust Series 2024-CES1, Class A2

6.15% (1)	06/25/54	532,852	536,348

JPMorgan Mortgage Trust Series 2025-CES1, Class A3

6.07% (1),(9)	05/25/55	1,539,000	1,547,899

JPMorgan Mortgage Trust Series 2025-NQM1, Class B1

7.39% (1),(9)	06/25/65	3,243,000	3,292,776

JPMorgan Mortgage Trust Series 2025-NQM1, Class M1A

6.35% (1),(9)	06/25/65	3,190,000	3,206,090

JPMorgan Mortgage Trust Series 2025-NQM2, Class B1

7.61% (1),(9)	09/25/65	3,046,000	3,080,357

Knock Issuer Trust Series 2025-1, Class A1

7.12% (1)	02/25/30	2,545,000	2,567,630

Lehman ABS Manufactured Housing Contract Trust Series 2001-B, Class M1

6.63% (9)	04/15/40	107,455	108,125

Lehman Mortgage Trust Series 2006-1, Class 1A5

5.50%	02/25/36	127,984	57,639

Lehman Mortgage Trust Series 2006-7, Class 2A5 (I/O) (I/F)

2.78% (-1 mo. USD Term SOFR + 6.436%) (2)	11/25/36	183,011	19,848

Lehman Mortgage Trust Series 2006-9, Class 3A2 (I/O) (I/F)

3.46% (-1 mo. USD Term SOFR + 7.116%) (2)	01/25/37	5,516,835	356,444

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Lehman Mortgage Trust Series 2007-5, Class 10A2 (I/O) (I/F)

2.57% (-1 mo. USD Term SOFR + 6.226%) (2)	06/25/37	$8,148,788	$815,666

Lehman Mortgage Trust Series 2007-5, Class 7A3

7.50%	10/25/36	482,001	133,075

Lehman XS Trust Series 2005-1, Class 3A4

5.37%	07/25/35	21,582	23,132

Lehman XS Trust Series 2006-17, Class 1A (I/O)

0.60%	08/25/46	6,219,350	150,141

Lehman XS Trust Series 2006-17, Class 1A3

4.27% (1 mo. USD Term SOFR + 0.614%) (2)	08/25/46	155,465	144,967

LHOME Mortgage Trust Series 2025-RTL1, Class A2

5.95% (1)	01/25/40	3,609,000	3,622,965

LHOME Mortgage Trust Series 2025-RTL2, Class A2

6.10% (1),(9)	04/25/40	2,905,000	2,914,497

LHOME Mortgage Trust Series 2025-RTL3, Class A2

5.67% (1)	08/25/40	4,175,000	4,192,016

LHOME Mortgage Trust Series 2025-RTL3, Class M1

6.89% (1),(9)	08/25/40	4,398,000	4,415,699

LHOME Mortgage Trust Series 2026-RTL1, Class A2

5.21% (1)	01/25/41	6,250,000	6,220,622

MASTR Alternative Loan Trust Series 2005-2, Class 4A3

4.17% (1 mo. USD Term SOFR + 0.514%) (2)	03/25/35	2,696	2,676

MASTR Asset-Backed Securities Trust Series 2006-NC2, Class A3

3.99% (1 mo. USD Term SOFR + 0.334%) (2)	08/25/36	635,987	220,316

Merrill Lynch Alternative Notes Asset Trust Series 2007-A1, Class A3

4.09% (1 mo. USD Term SOFR + 0.434%) (2)	01/25/37	603,958	180,151

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2B

4.03% (1 mo. USD Term SOFR + 0.374%) (2)	06/25/37	172,804	172,705

Merrill Lynch Mortgage Investors Trust Series 2004-B, Class A1

4.27% (1 mo. USD Term SOFR + 0.614%) (2)	05/25/29	2,152	2,117

Merrill Lynch Mortgage Investors Trust Series 2006-HE6, Class A2B

3.73% (1 mo. USD Term SOFR + 0.414%) (2)	11/25/37	708,248	213,113

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Merrill Lynch Mortgage Investors Trust Series 2006-RM2, Class A1A

4.14% (1 mo. USD Term SOFR + 0.484%) (2)	05/25/37		$3,267,087	$941,886

Mid-State Capital Corp. Trust Series 2005-1, Class A

5.75%	01/15/40		394	394

Mid-State Capital Corp. Trust Series 2006-1, Class A

5.79% (1)	10/15/40		17,659	17,747

Mid-State Trust XI Series 11, Class A1

4.86%	07/15/38		368	369

Morgan Stanley Mortgage Loan Trust Series 2007-13, Class 6A1

6.00%	10/25/37		172,961	89,712

Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3, Class A1

6.50% (1),(9)	06/25/54		1,195,203	1,227,098

Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM1, Class B1B

7.12% (1),(9)	11/25/69		3,350,000	3,341,189

Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM5, Class M1

6.14% (1),(9)	07/25/70		4,055,000	4,066,352

Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM9, Class A3

5.32% (1)	09/25/70		5,746,534	5,711,149

Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM1, Class A3

5.13% (1)	12/25/70		3,570,393	3,545,680

Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM1, Class M1

5.67% (1),(9)	12/25/70		4,150,000	4,100,592

Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM2, Class M1

5.48% (1),(9)	01/26/71		5,018,000	4,944,434

Mortimer PLC Series 2024-MIX, Class E

9.67% (1 day GBP SONIA + 5.920%) (2),(4)	09/22/67	GBP	1,400,000	2,044,385

Nationstar Home Equity Loan Trust Series 2007-C, Class 2AV4

4.27% (1 mo. USD Term SOFR + 0.614%) (2)	06/25/37		11,539	11,314

NEW Residential Mortgage Loan Trust Series 2025-NQM2, Class B1

7.26% (1),(9)	04/25/65		3,550,000	3,743,067

New Residential Mortgage Loan Trust Series 2026-NQM4, Class M1

5.67% (1),(9)	02/25/66		6,720,000	6,634,493

New Residential Mortgage Loan Trust Series 2026-NQM5, Class M1

5.92% (1),(9)	04/25/66		5,610,000	5,605,138

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Oakwood Mortgage Investors, Inc. Series 1999-C, Class A2

7.48%	08/15/27	$166,881	$114,098

OBX Trust Series 2022-NQM7, Class A3

5.70% (1)	08/25/62	1,062,166	1,061,719

OBX Trust Series 2024-NQM16, Class M1

6.37% (1),(9)	10/25/64	4,000,000	4,021,856

OBX Trust Series 2025-NQM6, Class A3

5.96% (1)	03/25/65	5,073,952	5,099,322

OBX Trust Series 2026-NQM1, Class M1

5.64% (1),(9)	11/25/65	5,250,000	5,170,156

OBX Trust Series 2026-NQM4, Class M1

5.71% (1),(9)	02/25/66	6,000,000	5,989,169

PMT Loan Trust Series 2024-INV1, Class A29

6.00% (1),(9)	10/25/59	975,065	985,127

PMT Loan Trust Series 2026-INV4, Class A28

6.00% (1),(9)	03/25/57	5,000,000	5,035,662

PRET LLC Series 2025-NPL8, Class A1

5.73% (1)	08/25/55	4,428,371	4,443,885

PRET LLC Series 2025-NPL9, Class A1

5.39% (1)	08/25/55	3,998,970	4,006,426

Pretium Mortgage Credit Partners LLC Series 2025-NPL4, Class A1

6.37% (1)	04/25/55	6,642,384	6,655,393

Pretium Mortgage Credit Partners LLC Series 2025-NPL6, Class A1

5.74% (1)	06/25/55	3,292,286	3,298,936

Pretium Mortgage Credit Partners LLC Series 2026-NPL1, Class A1

5.18% (1)	01/25/56	6,003,348	5,962,460

Pretium Mortgage Credit Partners LLC Series 2026-NPL4

5.51% (1)	04/25/56	6,995,000	6,978,939

PRKCM Trust Series 2023-AFC1, Class B1

7.35% (1),(9)	02/25/58	1,200,000	1,196,692

PRPM LLC Series 2024-RPL1, Class B1

4.04% (1),(9)	12/25/64	8,131,000	7,856,997

PRPM LLC Series 2024-RPL1, Class M1

4.04% (1),(9)	12/25/64	1,600,000	1,570,200

PRPM LLC Series 2024-RPL3, Class A2

4.00% (1)	11/25/54	1,150,000	1,116,563

PRPM LLC Series 2024-RPL4, Class M1

4.00% (1)	12/25/54	1,280,000	1,226,260

PRPM LLC Series 2025-RCF1, Class A2

4.50% (1)	02/25/55	3,000,000	2,941,713

PRPM LLC Series 2025-RPL3, Class M2

3.25% (1)	04/25/55	4,150,000	3,855,614

PRPM LLC Series 2026-RCF2, Class M1

5.50% (1),(9)	03/25/56	5,000,000	4,926,183

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

PRPM Trust Series 2023-NQM2, Class B1

6.85% (1),(9)	08/25/68	$1,250,000	$1,251,264

PRPM Trust Series 2023-NQM3, Class B2

7.34% (1),(9)	11/25/68	850,000	855,551

PRPM Trust Series 2025-NQM1, Class M1B

7.14% (1),(9)	11/25/69	2,300,000	2,325,568

PRPM Trust Series 2026-RCF1, Class M1

5.50% (1)	01/25/56	5,000,000	4,925,021

RALI Trust Series 2005-QS14, Class 3A3

6.00%	09/25/35	89,077	79,742

RALI Trust Series 2005-QS16, Class A7

5.50%	11/25/35	291,896	260,725

RALI Trust Series 2006-QS15, Class A3

6.50%	10/25/36	623,719	550,808

RALI Trust Series 2006-QS18, Class 2A2 (I/O) (I/F)

2.78% (-1 mo. USD Term SOFR + 6.436%) (2)	12/25/36	3,063,348	344,783

RALI Trust Series 2006-QS4, Class A2 (PAC)

6.00%	04/25/36	219,712	180,430

RALI Trust Series 2006-QS4, Class A4

6.00%	04/25/36	272,175	223,514

RALI Trust Series 2006-QS6, Class 1A15

6.00%	06/25/36	110,632	92,720

RALI Trust Series 2006-QS6, Class 1A2

6.00%	06/25/36	434,603	364,239

RALI Trust Series 2006-QS6, Class 1A4

6.00%	06/25/36	725,324	607,891

RALI Trust Series 2007-QH9, Class X (P/O)

0.70% (9)	11/25/37	9,242,857	308,706

RALI Trust Series 2007-QO2, Class A1

3.92% (1 mo. USD Term SOFR + 0.264%) (2)	02/25/47	502,303	146,465

RALI Trust Series 2007-QS1, Class 1A4

6.00%	01/25/37	361,068	300,795

RALI Trust Series 2007-QS1, Class 2A1 (I/O) (I/F)

2.87% (-1 mo. USD Term SOFR + 6.526%) (2)	01/25/37	5,079,315	666,442

RALI Trust Series 2007-QS3, Class A1

6.50%	02/25/37	339,831	288,935

RALI Trust Series 2007-QS7, Class 1A1 (PAC)

6.00%	05/25/37	37,941	31,936

RCKT Mortgage Trust Series 2024-CES5, Class A3

6.44% (1)	08/25/44	860,000	868,983

RCKT Mortgage Trust Series 2024-CES6, Class B1

7.23% (1)	09/25/44	2,300,000	2,316,709

RCKT Mortgage Trust Series 2024-CES7, Class B1

7.31% (1)	10/25/44	4,325,000	4,371,142

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

RCKT Mortgage Trust Series 2024-CES8, Class A2

5.66% (1)	11/25/44	$1,560,000	$1,566,055

RCKT Mortgage Trust Series 2024-CES8, Class B1

7.40% (1)	11/25/44	5,010,000	5,075,543

RCKT Mortgage Trust Series 2025-CES1, Class B2B

6.64% (1),(9)	01/25/45	2,300,000	2,276,922

RCKT Mortgage Trust Series 2025-CES12, Class B1

6.55% (1),(9)	11/25/55	4,314,000	4,370,703

RCKT Mortgage Trust Series 2025-CES12, Class M1

5.65% (1),(9)	11/25/55	5,000,000	4,970,663

RCKT Mortgage Trust Series 2025-CES4, Class B1

6.93% (1),(9)	04/25/55	4,450,000	4,494,369

RCKT Mortgage Trust Series 2025-CES5, Class B1A

6.88% (1),(9)	05/25/55	4,500,000	4,531,810

RCKT Mortgage Trust Series 2025-CES7, Class B1

6.97% (1),(9)	07/25/55	3,890,000	3,919,162

RCKT Mortgage Trust Series 2025-CES8, Class B1A

6.04% (1),(9)	08/25/55	5,250,000	5,199,066

Residential Asset Mortgage Products Trust Series 2006-EFC2, Class A4

4.21% (1 mo. USD Term SOFR + 0.554%) (2)	12/25/36	1,369	1,368

Residential Asset Securitization Trust Series 2003-A15, Class 1A3 (I/O) (I/F)

3.78% (-1 mo. USD Term SOFR + 7.436%) (2)	02/25/34	280,002	32,619

Residential Asset Securitization Trust Series 2005-A8CB, Class A9

5.38%	07/25/35	215,322	105,335

Residential Asset Securitization Trust Series 2006-A12, Class A1

6.25%	11/25/36	508,297	167,541

Residential Asset Securitization Trust Series 2006-A15, Class A2

6.25%	01/25/37	506,908	154,699

Residential Asset Securitization Trust Series 2006-A16, Class 1A3

6.00%	02/25/37	333,392	134,111

Residential Asset Securitization Trust Series 2006-A5CB, Class A4

6.00%	06/25/36	210,054	68,983

Residential Asset Securitization Trust Series 2007-A1, Class A1

6.00%	03/25/37	321,687	96,473

Residential Asset Securitization Trust Series 2007-A3, Class 1A4

5.75%	04/25/37	459,325	195,502

Residential Asset Securitization Trust Series 2007-A6, Class 1A3

6.00%	06/25/37	137,253	65,684

RFMSI Trust Series 2006-S10, Class 1A1

6.00%	10/25/36	549,249	450,188

RFMSI Trust Series 2006-S3, Class A7

5.50%	03/25/36	310,948	249,608

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

RFMSI Trust Series 2006-S6, Class A10

6.00%	07/25/36		$172,381	$149,848

RFMSI Trust Series 2006-S6, Class A14

6.00%	07/25/36		55,274	48,048

RFMSI Trust Series 2007-S8, Class 1A1

6.00%	09/25/37		122,273	83,232

Saluda Grade Alternative Mortgage Trust Series 2024-FIG5, Class C

6.85% (1),(9)	04/25/54		3,362,341	3,448,359

Saluda Grade Alternative Mortgage Trust Series 2024-FIG5, Class E

8.49% (1),(9)	04/25/54		2,380,005	2,445,535

Saluda Grade Alternative Mortgage Trust Series 2025-LOC5, Class M3

6.50% (1 mo. USD Term SOFR + 2.850%) (1),(2)	10/25/55		3,580,000	3,579,378

Santander Mortgage Asset Receivable Trust Series 2025-CES1, Class B1

6.47% (1),(9)	09/25/55		3,255,000	3,235,609

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF4

2.80%	01/25/36		217,611	186,079

Securitized Asset-Backed Receivables LLC Trust Series 2007-NC1, Class A2B

4.07% (1 mo. USD Term SOFR + 0.414%) (2)	12/25/36		795,691	398,625

Sequoia Mortgage Trust Series 2026-5, Class A19

5.50% (1),(9)	05/25/56		7,320,000	7,235,566

Shamrock Residential DAC Series 2024-1A, Class C

4.14% (1 mo. EUR EURIBOR + 2.200%) (1),(2)	12/24/78	EUR	1,075,000	1,257,621

Soundview Home Loan Trust Series 2007-OPT2, Class 2A4

4.02% (1 mo. USD Term SOFR + 0.364%) (2)	07/25/37		207,893	170,958

Soundview Home Loan Trust Series 2007-OPT4, Class 1A1

4.77% (1 mo. USD Term SOFR + 1.114%) (2)	09/25/37		338,423	254,006

Structured Adjustable Rate Mortgage Loan Trust Series 2004-1, Class 4A1

5.94% (9)	02/25/34		591	576

Structured Asset Mortgage Investments II Trust Series 2006-AR2, Class A1

4.23% (1 mo. USD Term SOFR + 0.574%) (2)	02/25/36		6,852	6,468

Towd Point Mortgage Trust Series 2024-CES1, Class A1B

6.05% (1),(9)	01/25/64		571,038	573,012

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Towd Point Mortgage Trust Series 2026-CES1, Class M2

5.87% (1),(9)	01/25/66	$2,250,000	$2,231,954

VCAT LLC Series 2026-NPL1, Class A1

5.10% (1)	01/25/56	5,820,619	5,797,833

VCAT LLC Series 2026-NPL2

5.06% (1)	02/25/56	6,468,246	6,451,506

Verus Securitization Trust Series 2022-2, Class A2

4.26% (1)	02/25/67	755,188	721,714

Verus Securitization Trust Series 2024-1, Class B1

7.91% (1),(9)	01/25/69	2,980,000	3,019,205

Verus Securitization Trust Series 2024-INV1, Class B2

8.44% (1),(9)	03/25/69	3,000,000	3,034,394

Verus Securitization Trust Series 2024-INV2, Class B2

7.91% (1),(9)	08/26/69	550,000	550,533

Verus Securitization Trust Series 2025-12, Class B1

6.56% (1),(9)	12/25/70	3,090,000	3,071,097

Verus Securitization Trust Series 2025-6, Class B1

6.87% (1),(9)	07/25/70	2,250,000	2,256,061

Verus Securitization Trust Series 2025-7, Class M1

5.82% (1),(9)	08/25/70	4,144,000	4,139,537

Verus Securitization Trust Series 2025-INV1, Class B1

6.95% (1),(9)	02/25/70	1,750,000	1,773,799

Visio Trust Series 2023-1, Class B1

7.80% (1),(9)	03/25/58	900,000	897,571

Vista Point Securitization Trust Series 2024-CES2, Class A3

5.91% (1)	10/25/54	2,060,000	2,072,240

Vista Point Securitization Trust Series 2024-CES2, Class B1

7.50% (1),(9)	10/25/54	1,000,000	1,010,473

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-2, Class 1A6

6.00%	03/25/36	16,771	16,680

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-AR3, Class X3 (I/O)

1.15%	05/25/46	5,201,538	232,275

Wells Fargo Alternative Loan Trust Series 2007-PA2, Class 1A1

6.00%	06/25/37	138,155	127,635

Wells Fargo Alternative Loan Trust Series 2007-PA5, Class 1A1

6.25%	11/25/37	233,289	201,318

Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR14, Class 2A3

6.49% (9)	10/25/36	20,184	18,699

Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR4, Class 2A1

5.69% (9)	04/25/36	4,025	4,014

Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A1

6.00%	06/25/37	1,123,140	1,057,225

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $614,070,883)			593,860,127

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

BANK LOANS — 7.3%

Advertising — 0.1%

Advantage Sales & Marketing, Inc. 2026 First Out Term Loan

9.77% (1 mo. USD Term SOFR + 6.000%) (2)	04/19/30	$1,013,080	$831,997

Neptune Bidco U.S., Inc. 2026 USD Term Loan B

8.77% (3 mo. USD Term SOFR + 5.000%) (2)	02/03/33	900,000	883,184

Research Now Group, Inc. 2024 First Lien First Out Term Loan

8.91% (3 mo. USD Term SOFR + 5.000%) (2)	07/15/28	453,621	447,043

			2,162,224

Aerospace & Defense — 0.2%

HDI Aerospace Intermediate Holding III Corp. Term Loan B

7.42% (3 mo. USD Term SOFR + 3.750%) (2)	02/11/32	811,800	816,533

PMI U.S. Bidco, Inc Delayed Draw Term Loan

0.00% (12)	03/16/33	206,897	208,448

PMI U.S. Bidco, Inc Term Loan B

0.00% (12)	03/16/33	1,293,103	1,302,802

TransDigm, Inc. 2023 Term Loan J

6.15% (1 mo. USD Term SOFR + 2.500%) (2)	02/28/31	1,143,518	1,146,514

TransDigm, Inc. 2025 Term Loan M

6.15% (1 mo. USD Term SOFR + 2.500%) (2)	08/19/32	1,459,264	1,463,401

			4,937,698

Apparel — 0.1%

ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B

5.90% (1 mo. USD Term SOFR + 2.250%) (2)	12/21/28	1,223,847	1,227,904

WH Borrower LLC 2025 Term Loan B

8.16% (3 mo. USD Term SOFR + 4.500%) (2)	02/20/32	1,093,222	1,096,130

			2,324,034

Auto Manufacturers — 0.0%

Allison Transmission, Inc. 2025 Incremental Term Loan B

5.40% (1 mo. USD Term SOFR + 1.750%) (2)	01/02/33	700,000	705,064

Issues	Maturity Date	Principal Amount	Value

Auto Parts & Equipment — 0.0%

First Brands Group LLC 2025 PIK DIP Roll-Up Term Loan B

10.66% (1 mo. USD Term SOFR + 7.000%) (2)	06/29/26	$287,147	$1,130

Banks — 0.0%

Chrysaor Bidco SARL 2025 USD Term Loan B

6.92% (3 mo. USD Term SOFR + 3.250%) (2)	10/30/31	995,006	1,001,230

Beverages — 0.2%

Arterra Wines Canada, Inc. 2020 Term Loan

7.46% (3 mo. USD Term SOFR + 3.500%) (2)	11/24/27	1,440,368	1,415,608

Celsius Holdings, Inc. 2025 Term Loan B

5.95% (3 mo. USD Term SOFR + 2.250%) (2)	04/01/32	416,936	419,586

Naked Juice LLC 2025 FLFO Term Loan

9.20% (3 mo. USD Term SOFR + 5.500%) (2)	01/24/29	2,226,519	2,224,749

Naked Juice LLC 2025 FLSO Term Loan

7.05% (3 mo. USD Term SOFR + 3.250%) (2)	01/24/29	48,878	27,808

Naked Juice LLC 2025 FLTO Term Loan

9.80% (3 mo. USD Term SOFR + 6.000%) (2)	01/24/30	76,403	17,063

Pegasus BidCo BV 2025 USD Repriced Term Loan B

0.00% (12)	07/12/29	1,500,000	1,508,910

Primo Brands Corp. 2026 Term Loan B

6.43% (3 mo. USD Term SOFR + 2.750%) (2)	03/31/31	914,999	921,825

			6,535,549

Biotechnology — 0.1%

BioMarin Pharmaceutical, Inc. Term Loan B

0.00% (12)	04/27/33	1,500,000	1,506,097

Genmab AS Term Loan B

6.70% (3 mo. USD Term SOFR + 3.000%) (2)	12/13/32	1,462,500	1,473,374

Grifols Worldwide Operations USA, Inc. 2026 USD Term Loan B

6.19% (6 mo. USD Term SOFR + 2.500%) (2)	04/14/33	737,500	740,067

			3,719,538

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Chemicals — 0.0%

Nouryon Finance BV 2024 USD Term Loan B2

6.94% (6 mo. USD Term SOFR + 3.250%) (2)	04/03/28	$994,962	$990,923

Commercial Services — 0.8%

Albion Financing 3 SARL 2025 USD Term Loan

6.66% (3 mo. USD Term SOFR + 3.000%) (2)	05/21/31	992,500	998,579

Allied Universal Holdco LLC 2025 USD Term Loan B

6.90% (1 mo. USD Term SOFR + 3.250%) (2)	08/20/32	1,293,500	1,298,687

Amspec Parent LLC 2025 Term Loan

7.20% (3 mo. USD Term SOFR + 3.500%) (2)	12/22/31	1,496,232	1,497,638

ASP Dream Acquisition Co. LLC Term Loan B

8.00% (1 mo. USD Term SOFR + 4.250%) (2)	12/15/28	1,117,113	1,055,672

Belron Finance 2019 LLC 2026 Repriced Term Loan B

5.66% (3 mo. USD Term SOFR + 2.000%) (2)	10/16/31	1,496,250	1,505,295

Berkeley Research Group LLC Term Loan B

6.95% (3 mo. USD Term SOFR + 3.250%) (2)	05/01/32	885,833	869,445

CCRR Parent, Inc. Term Loan B

8.18% (3 mo. USD Term SOFR + 4.250%) (2)	03/06/28	133,145	46,493

CCRR Parent, Inc. US Acquisition Facility

8.02% (3 mo. USD Term SOFR + 4.250%) (2)	03/06/28	401,402	137,480

DTI Holdco, Inc. 2025 Term Loan B

7.65% (1 mo. USD Term SOFR + 4.000%) (2)	04/26/29	1,012,937	922,193

Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan

7.20% (3 mo. USD Term SOFR + 3.500%) (2)	07/06/29	1,493,214	1,503,487

Fugue Finance BV 2026 USD Term Loan B

5.92% (3 mo. USD Term SOFR + 2.250%) (2)	01/09/32	1,005,818	1,004,057

Inspired Finco Holdings Ltd. 2026 USD Term Loan B

6.41% (3 mo. USD Term SOFR + 2.750%) (2)	02/28/31	1,000,000	1,000,630

Issues	Maturity Date	Principal Amount	Value

Commercial Services (Continued)

Kelso Industries LLC Term Loan

9.40% (1 mo. USD Term SOFR + 5.750%) (2)	12/30/29	$114,103	$114,103

KUEHG Corp. 2025 Term Loan

6.45% (3 mo. USD Term SOFR + 2.750%) (2)	06/12/30	994,987	930,065

Lernen Bidco Ltd. 2025 USD Term Loan B3

7.41% (6 mo. USD Term SOFR + 3.500%) (2)	10/27/31	995,006	975,106

Nuvei Technologies Corp. 2025 Repriced Term Loan B

6.15% (1 mo. USD Term SOFR + 2.500%) (2)	11/17/31	1,337,509	1,322,636

Prime Security Services Borrower LLC 2025 Incremental Term Loan B

5.41% (1 mo. USD Term SOFR + 1.750%) (2)	03/07/32	994,975	986,035

Priority Holdings LLC 2025 Term Loan B

7.40% (1 mo. USD Term SOFR + 3.750%) (2)	08/02/32	1,490,424	1,450,555

Prometric Holdings, Inc. 2025 Term Loan B

7.40% (1 mo. USD Term SOFR + 3.750%) (2)	06/25/32	1,493,747	1,495,846

Secretariat Advisors LLC 2025 Term Loan B

7.70% (3 mo. USD Term SOFR + 4.000%) (2)	02/28/32	1,223,313	1,204,963

TTF Holdings LLC 2024 Term Loan

7.38% (6 mo. USD Term SOFR + 3.750%) (2)	07/18/31	1,522,106	1,152,363

Valvoline, Inc. Term Loan B

5.66% (1 mo. USD Term SOFR + 2.000%) (2)	12/01/32	657,392	660,988

Veritiv Corp. Term Loan B

7.70% (3 mo. USD Term SOFR + 4.000%) (2)	12/02/30	562,402	545,792

XPLOR T1 LLC 2025 Term Loan

7.17% (3 mo. USD Term SOFR + 3.500%) (2)	12/01/32	995,000	927,838

			23,605,946

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

Computers — 0.3%

Access CIG LLC 2025 Term Loan

7.70% (1 mo. USD Term SOFR + 4.000%) (2)	08/19/30	$989,981	$898,720

Cyberswift U.S. Finco LLC Term Loan B

7.68% (3 mo. USD Term SOFR + 4.000%) (2)	10/08/32	1,000,000	982,080

McAfee LLC 2024 USD 1st Lien Term Loan B

6.65% (1 mo. USD Term SOFR + 3.000%) (2)	03/01/29	1,177,319	1,040,456

NCR Atleos LLC 2025 Term Loan B

6.69% (3 mo. USD Term SOFR + 3.000%) (2)	04/16/29	975,128	976,040

Peraton Corp. Term Loan B

7.51% (3 mo. USD Term SOFR + 3.750%) (2)	02/01/28	689,132	590,810

Plano HoldCo, Inc. Term Loan B

7.20% (3 mo. USD Term SOFR + 3.500%) (2)	10/02/31	991,861	807,538

Surf Holdings LLC 2025 Incremental Term Loan

7.27% (1 mo. USD Term SOFR + 3.500%) (2)	03/05/27	1,488,165	1,444,451

Tempo Acquisition LLC 2025 Repriced Term Loan B

5.40% (1 mo. USD Term SOFR + 1.750%) (2)	08/31/28	1,089,722	810,328

			7,550,423

Cosmetics/Personal Care — 0.1%

ACP Tara Holdings, Inc. 2025 Term Loan B

6.95% (3 mo. USD Term SOFR + 3.250%) (2)	12/15/32	1,000,000	1,004,000

Opal Bidco SAS USD Term Loan B4

6.70% (3 mo. USD Term SOFR + 3.000%) (2)	04/28/32	878,427	883,004

			1,887,004

Distribution & Wholesale — 0.1%

BCPE Empire Holdings, Inc. 2025 Term Loan B

6.90% (1 mo. USD Term SOFR + 3.250%) (2)	12/11/30	1,052,846	1,052,025

BCPE Empire Holdings, Inc. 2026 10th Amendment Term Loan

7.15% (1 mo. USD Term SOFR + 3.500%) (2)	12/29/32	1,500,000	1,500,465

Issues	Maturity Date	Principal Amount	Value

Distribution & Wholesale (Continued)

Gloves Buyer, Inc. 2025 Term Loan

7.65% (1 mo. USD Term SOFR + 4.000%) (2)	05/21/32	$1,019,887	$1,021,055

			3,573,545

Diversified Financial Services — 0.2%

Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6

5.41% (1 mo. USD Term SOFR + 1.750%) (2)	06/24/30	1,136,478	1,142,274

Blackhawk Network Holdings, Inc. 2026 Term Loan B

7.15% (1 mo. USD Term SOFR + 3.500%) (2)	03/12/29	1,558,672	1,546,709

Corpay Technologies Operating Co. LLC 2025 Term Loan B

5.40% (1 mo. USD Term SOFR + 1.750%) (2)	11/05/32	997,500	998,358

Guggenheim Partners LLC 2024 Term Loan B

6.20% (3 mo. USD Term SOFR + 2.500%) (2)	11/26/31	1,013,022	1,016,821

Jane Street Group LLC 2024 Term Loan B1

5.67% (3 mo. USD Term SOFR + 2.000%) (2)	12/15/31	1,454,708	1,453,981

			6,158,143

Electric — 0.2%

Alpha Generation LLC Term Loan B

5.40% (1 mo. USD Term SOFR + 1.750%) (2)	09/30/31	1,763,388	1,765,557

Astoria Energy LLC 2025 Term Loan B

5.95% (3 mo. USD Term SOFR + 2.250%) (2)	06/23/32	1,485,627	1,492,707

Cornerstone Generation LLC Term Loan B

5.91% (3 mo. USD Term SOFR + 2.250%) (2)	08/11/32	162,787	163,426

Potomac Energy Center LLC 2026 Term Loan B

6.41% (3 mo. USD Term SOFR + 2.750%) (2)	08/05/32	232,828	234,865

South Field LLC 2025 1st Lien Term Loan B

6.70% (3 mo. USD Term SOFR + 3.000%) (2)	08/29/31	343,048	344,978

South Field LLC 2025 1st Lien Term Loan C

6.70% (3 mo. USD Term SOFR + 3.000%) (2)	08/29/31	21,453	21,573

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Electric (Continued)

Talen Energy Supply LLC 2023 Term Loan B

6.15% (3 mo. USD Term SOFR + 2.500%) (2)	05/17/30		$991,097	$995,686

				5,018,792

Electrical Components & Equipment — 0.1%

Pelican Products, Inc. 2021 Term Loan

8.21% (3 mo. USD Term SOFR + 4.250%) (2)	12/29/28		2,147,697	2,038,132

Electronics — 0.1%

Coherent Corp. 2025 Term Loan B2

5.40% (1 mo. USD Term SOFR + 1.750%) (2)	07/02/29		241,897	242,804

LSF12 Crown U.S. Commercial Bidco LLC 2026 Term Loan B

6.66% (1 mo. USD Term SOFR + 3.000%) (2)	12/02/31		904,401	910,619

TCP Sunbelt Acquisition Co. 2024 Term Loan B

7.92% (3 mo. USD Term SOFR + 4.250%) (2)	10/24/31		1,044,438	1,045,743

				2,199,166

Engineering & Construction — 0.1%

Astrion Group LLC 2024 Term Loan

8.70% (3 mo. USD Term SOFR + 5.000%) (2)	08/29/31		1,488,693	1,185,990

Legence Holdings LLC 2025 Repriced Term Loan B

5.90% (1 mo. USD Term SOFR + 2.250%) (2)	12/16/31		250,189	251,640

SBA Senior Finance II LLC 2024 Term Loan B

5.41% (1 mo. USD Term SOFR + 1.750%) (2)	01/25/31		1,492,386	1,500,937

				2,938,567

Entertainment — 0.6%

Allwyn Entertainment Financing U.S. LLC 2025 1st Lien Term Loan B

6.16% (3 mo. USD Term SOFR + 2.500%) (2)	11/24/32		1,150,000	1,139,041

Betclic Everest Group SAS 2026 Term Loan B

0.00% (12)	12/10/31	EUR	1,380,555	1,624,485

Churchill Downs, Inc. 2021 Incremental Term Loan B1

5.40% (1 mo. USD Term SOFR + 1.750%) (2)	03/17/28		994,764	997,251

Issues	Maturity Date	Principal Amount	Value

Entertainment (Continued)

City Football Group Ltd. 2024 Term Loan

7.43% (3 mo. USD Term SOFR + 3.500%) (2)	07/22/30	$1,449,556	$1,449,556

DK Crown Holdings, Inc. 2025 Term Loan B

5.41% (1 mo. USD Term SOFR + 1.750%) (2)	03/04/32	1,117,068	1,120,168

EOC Borrower LLC Term Loan A

7.40% (1 mo. USD Term SOFR + 3.750%) (2)	03/24/28	426,719	427,788

EOC Borrower LLC Term Loan B

6.40% (1 mo. USD Term SOFR + 2.750%) (2)	03/24/32	496,250	498,917

Flutter Financing BV 2024 Term Loan B

5.45% (3 mo. USD Term SOFR + 1.750%) (2)	11/30/30	908,082	906,947

Great Canadian Gaming Corp. 2024 Term Loan B

8.44% (3 mo. USD Term SOFR + 4.750%) (2)	11/01/29	2,000,000	1,955,000

GVC Holdings Gibraltar Ltd. 2025 Term Loan B6 (2029)

5.95% (3 mo. USD Term SOFR + 2.250%) (2)	10/31/29	967,004	969,499

J&J Ventures Gaming LLC 2025 Repriced Term Loan B

7.15% (1 mo. USD Term SOFR + 3.500%) (2)	04/26/30	992,932	988,588

Light and Wonder International, Inc. 2026 Term Loan B

5.65% (1 mo. USD Term SOFR + 2.000%) (2)	04/16/29	1,500,000	1,502,812

Live Nation Entertainment, Inc. 2025 Term Loan B

5.66% (1 mo. USD Term SOFR + 2.000%) (2)	10/21/32	997,500	999,994

PENN Entertainment, Inc. 2022 Term Loan B

6.15% (1 mo. USD Term SOFR + 2.500%) (2)	05/03/29	994,832	1,000,035

TKO Worldwide Holdings LLC 2025 Term Loan

5.66% (3 mo. USD Term SOFR + 2.000%) (2)	11/21/31	1,491,244	1,496,940

Voyager Parent LLC Repriced Term Loan B

7.95% (3 mo. USD Term SOFR + 4.250%) (2)	07/01/32	1,423,918	1,426,161

			18,503,182

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

Environmental Control — 0.1%

Action Environmental Group, Inc. 2023 Term Loan B

6.69% (3 mo. USD Term SOFR + 3.000%) (2)	10/24/30	$994,924	$995,670

Heritage Environmental Services, Inc. 2026 Term Loan B

6.68% (3 mo. USD Term SOFR + 3.000%) (2)	04/01/33	1,173,113	1,178,978

MIP V Waste Holdings LLC 2025 Term Loan B

6.41% (3 mo. USD Term SOFR + 2.750%) (2)	08/20/32	992,500	998,083

			3,172,731

Food — 0.3%

1440 Food Topco LLC Term Loan B

8.65% (1 mo. USD Term SOFR + 5.000%) (2)	10/31/31	740,954	597,024

BCPE North Star U.S. HoldCo 2, Inc. Term Loan

7.77% (1 mo. USD Term SOFR + 4.000%) (2)	06/09/28	1,489,356	1,486,333

C&S Wholesale Grocers, Inc. Term Loan B

8.70% (3 mo. USD Term SOFR + 5.000%) (2)	09/20/30	1,587,846	1,550,134

Chobani LLC 2025 Term Loan B

5.90% (1 mo. USD Term SOFR + 2.250%) (2)	10/28/32	997,500	1,004,268

Snacking Investments Bidco Pty. Ltd. 2025 Term Loan B

6.66% (3 mo. USD Term SOFR + 3.000%) (2)	10/29/32	1,496,250	1,502,325

United Natural Foods, Inc. 2024 Term Loan

8.40% (1 mo. USD Term SOFR + 4.750%) (2)	05/01/31	978,705	985,801

Upfield BV 2026 Term Loan B15

0.00% (12)	10/31/30	1,498,744	1,477,012

			8,602,897

Forest Products & Paper — 0.0%

Glatfelter Corp. Term Loan B

7.92% (3 mo. USD Term SOFR + 4.250%) (2)	11/04/31	801,989	774,321

Health Care-Products — 0.2%

Antylia Scientific Term Loan

7.69% (3 mo. USD Term SOFR + 4.000%) (2)	05/27/32	98,713	97,911

Issues	Maturity Date	Principal Amount	Value

Health Care-Products (Continued)

Hologic, Inc. 2026 USD Term Loan B

5.92% (3 mo. USD Term SOFR + 2.250%) (2)	04/07/33	$1,462,085	$1,455,696

Medline Borrower LP 2025 Incremental Term Loan B

5.40% (1 mo. USD Term SOFR + 1.750%) (2)	10/23/30	1,496,231	1,503,779

Medline Borrower LP 2025 Term Loan B

5.40% (1 mo. USD Term SOFR + 1.750%) (2)	10/23/28	162,145	162,891

QuidelOrtho Corp. Term Loan

7.65% (1 mo. USD Term SOFR + 4.000%) (2)	08/20/32	1,318,549	1,282,289

			4,502,566

Health Care-Services — 0.4%

ADMI Corp. 2021 Incremental Term Loan B3

7.52% (1 mo. USD Term SOFR + 3.750%) (2)	12/23/27	493,540	463,928

ADMI Corp. 2021 Term Loan B2

7.14% (1 mo. USD Term SOFR + 3.375%) (2)	12/23/27	418,978	402,481

ADMI Corp. 2023 Term Loan B5

9.40% (1 mo. USD Term SOFR + 5.750%) (2)	12/23/27	82,829	78,480

Charlotte Buyer, Inc. 2025 Repriced Term Loan B

7.90% (1 mo. USD Term SOFR + 4.250%) (2)	02/11/28	1,491,088	1,490,976

Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B

7.91% (3 mo. USD Term SOFR + 4.250%) (2)	03/30/29	997,409	953,563

Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B

9.16% (3 mo. USD Term SOFR + 5.500%) (2)	03/30/29	493,613	472,017

Heartland Dental LLC 2025 Term Loan

7.40% (1 mo. USD Term SOFR + 3.750%) (2)	08/25/32	1,386,277	1,389,057

IQVIA, Inc. 2025 Incremental Term Loan B5

5.45% (3 mo. USD Term SOFR + 1.750%) (2)	01/02/31	123,259	124,376

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Health Care-Services (Continued)

Lumexa Imaging, Inc. Term Loan B

6.70% (3 mo. USD Term SOFR + 3.000%) (2)	12/17/32	$1,496,250	$1,504,898

ModivCare Buyer LLC Takeback Term Loan

8.70% (3 mo. USD Term SOFR + 5.000%) (2)	12/30/32	1,117,360	1,010,278

NAPA Management Services Corp. Term Loan B

9.00% (1 mo. USD Term SOFR + 5.250%) (2)	02/23/29	1,370,428	866,898

Pediatric Associates Holding Co. LLC 2021 Term Loan B

7.18% (3 mo. USD Term SOFR + 3.250%) (2)	12/29/28	1,248,070	1,238,360

Star Parent, Inc. Term Loan B

7.70% (3 mo. USD Term SOFR + 4.000%) (2)	09/27/30	1,483,112	1,485,433

U.S. Fertility Enterprises LLC 2025 Term Loan

7.15% (1 mo. USD Term SOFR + 3.500%) (2)	12/30/32	1,302,632	1,310,285

			12,791,030

Holding Companies — Diversified — 0.0%

GC Ferry Acquisition I, Inc. Term Loan

7.20% (3 mo. USD Term SOFR + 3.500%) (2)	08/16/32	1,361,065	1,359,554

Household Products/Wares — 0.1%

Lavender Dutch BorrowerCo BV USD Term Loan

6.95% (3 mo. USD Term SOFR + 3.250%) (2)	12/30/32	1,496,250	1,490,175

Insurance — 0.0%

Asurion LLC 2024 Term Loan B12

7.90% (1 mo. USD Term SOFR + 4.250%) (2)	09/19/30	179,973	180,408

Internet — 0.3%

Arches Buyer, Inc. 2021 Term Loan B

7.00% (1 mo. USD Term SOFR + 3.250%) (2)	12/06/27	1,490,255	1,490,441

Barracuda Networks, Inc. 2022 Term Loan

8.16% (3 mo. USD Term SOFR + 4.500%) (2)	08/15/29	537,855	371,225

Delivery Hero SE 2024 USD Term Loan B

8.64% (3 mo. USD Term SOFR + 5.000%) (2)	12/12/29	2,033,876	2,028,791

Issues	Maturity Date	Principal Amount	Value

Internet (Continued)

Magnite, Inc. 2025 Repriced Term Loan B

6.65% (1 mo. USD Term SOFR + 3.000%) (2)	02/06/31	$797,465	$789,889

MH Sub I LLC 2023 Term Loan

7.90% (1 mo. USD Term SOFR + 4.250%) (2)	05/03/28	799,153	738,397

MH Sub I LLC 2024 Term Loan B4

7.90% (1 mo. USD Term SOFR + 4.250%) (2)	12/31/31	656,905	520,962

PUG LLC 2024 Extended Term Loan B

8.40% (1 mo. USD Term SOFR + 4.750%) (2)	03/15/30	1,542,276	1,532,251

Red Ventures LLC 2024 Term Loan B

6.40% (1 mo. USD Term SOFR + 2.750%) (2)	03/04/30	474,110	425,395

TripAdvisor, Inc. Term Loan

6.40% (1 mo. USD Term SOFR + 2.750%) (2)	07/08/31	1,000,615	940,078

WatchGuard Technologies, Inc. Term Loan

8.90% (1 mo. USD Term SOFR + 5.250%) (2)	07/02/29	1,493,553	1,383,404

			10,220,833

Investment Companies — 0.0%

AAL Delaware Holdco, Inc. 2025 Term Loan

6.40% (1 mo. USD Term SOFR + 2.750%) (2)	07/30/31	994,962	1,000,832

Leisure Time — 0.0%

Alterra Mountain Co. 2025 Term Loan B9

6.15% (1 mo. USD Term SOFR + 2.500%) (2)	08/17/28	997,494	1,000,611

Lodging — 0.1%

Four Seasons Hotels Ltd. 2025 Term Loan B

5.40% (1 mo. USD Term SOFR + 1.750%) (2)	09/22/32	903,242	911,371

Hilton Domestic Operating Co., Inc. 2023 Term Loan B4

5.40% (1 mo. USD Term SOFR + 1.750%) (2)	11/08/30	924,611	930,145

Station Casinos LLC 2024 Term Loan B

5.65% (1 mo. USD Term SOFR + 2.000%) (2)	03/14/31	1,493,652	1,499,216

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

April 30, 2026

Issues	Maturity Date	Principal Amount		Value

Lodging (Continued)

Wyndham Hotels & Resorts, Inc. 2024 Term Loan

5.40% (1 mo. USD Term SOFR + 1.750%) (2)	05/24/30		$994,937	$1,002,399

				4,343,131

Machinery-Construction & Mining — 0.2%

SGB-SMIT MidCo GmbH Term Loan B

0.00% (12)	03/10/33	EUR	1,990,738	2,358,823

Tenaska Westmoreland Management LLC Term Loan B

5.88% (3 mo. USD Term SOFR + 2.250%) (2)	02/18/33		1,500,000	1,505,625

Terex Corp. 2025 Term Loan

5.40% (1 mo. USD Term SOFR + 1.750%) (2)	10/08/31		994,987	1,001,520

WEC U.S. Holdings Ltd. 2024 Term Loan

5.66% (1 mo. USD Term SOFR + 2.000%) (2)	01/27/31		1,604,094	1,609,387

				6,475,355

Machinery-Diversified — 0.1%

Pro Mach Group, Inc. 2025 1st Lien Term Loan B

6.40% (1 mo. USD Term SOFR + 2.750%) (2)	10/15/32		1,496,250	1,503,769

Media — 0.3%

Charter Communications Operating LLC 2024 Term Loan B5

5.94% (3 mo. USD Term SOFR + 2.250%) (2)	12/15/31		3,149,465	3,151,276

Mission Broadcasting, Inc. 2021 Term Loan B

6.28% (1 mo. USD Term SOFR + 2.500%) (2)	06/02/28		997,382	999,377

NEP Group, Inc. 2025 Term Loan B

8.15% (1 mo. USD Term SOFR + 4.500%) (2)	10/17/31		500,000	452,378

Nexstar Broadcasting, Inc. 2025 Term Loan B5

6.16% (1 mo. USD Term SOFR + 2.500%) (2)	06/28/32		992,500	992,639

Telenet Financing USD LLC 2020 USD Term Loan AR

5.77% (1 mo. USD Term SOFR + 2.000%) (2)	04/28/28		500,000	498,297

Virgin Media Bristol LLC 2020 USD Term Loan Q

7.02% (1 mo. USD Term SOFR + 3.250%) (2)	01/31/29		1,500,000	1,472,505

Issues	Maturity Date	Principal Amount	Value

Media (Continued)

Virgin Media Bristol LLC 2023 USD Term Loan Y

6.97% (6 mo. USD Term SOFR + 3.175%) (2)	03/31/31	$1,871,507	$1,755,904

Ziggo Financing Partnership 2025 Term Loan B

6.91% (6 mo. USD Term SOFR + 3.220%) (2)	01/15/33	1,000,000	993,250

			10,315,626

Mining — 0.0%

American Rock Salt Co. LLC 2024 First Out Term Loan

10.77% (1 mo. USD Term SOFR + 7.000%) (2)	06/09/28	180,252	181,469

Miscellaneous Manufacturers — 0.1%

Cleanova U.S. Holdings LLC 2025 Term Loan B

8.42% (3 mo. USD Term SOFR + 4.750%) (2)	06/14/32	1,461,875	1,447,257

Plastipak Packaging, Inc. 2025 Term Loan B

6.15% (1 mo. USD Term SOFR + 2.500%) (2)	09/24/32	995,000	993,547

			2,440,804

Office/Business Equipment — 0.1%

Xerox Holdings Corp. 2023 Non-CoOp Term Loan

7.73% (6 mo. USD Term SOFR + 4.000%) (2)	11/19/29	3,415,999	2,433,899

Oil & Gas — 0.0%

Liquid Tech Solutions LLC 2025 Term Loan

7.16% (1 mo. USD Term SOFR + 3.500%) (2)	10/12/32	1,360,681	1,360,110

Packaging & Containers — 0.2%

Amneal Pharmaceuticals LLC 2026 Term Loan

6.65% (1 mo. USD Term SOFR + 3.000%) (2)	08/01/32	995,000	1,000,597

Balcan Innovations, Inc. Term Loan B

8.40% (1 mo. USD Term SOFR + 4.750%) (2)	10/18/31	575,254	386,858

Clydesdale Acquisition Holdings, Inc. Term Loan B

6.83% (1 mo. USD Term SOFR + 3.175%) (2)	04/13/29	900,000	861,133

Dechra Pharmaceuticals Holdings Ltd. 2026 USD Term Loan B3

6.39% (6 mo. USD Term SOFR + 2.750%) (2)	01/27/32	1,498,500	1,503,812

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Packaging & Containers (Continued)

LSF12 Pillar Investments SARL EUR Term Loan B

0.00% (12)	04/30/33	EUR	1,929,176	$2,252,856

				6,005,256

Pharmaceuticals — 0.1%

Alkermes, Inc. 2026 Term Loan B

6.40% (1 mo. USD Term SOFR + 2.750%) (2)	08/12/31		1,000,000	1,008,755

Elanco Animal Health, Inc. 2025 Term Loan B

5.41% (1 mo. USD Term SOFR + 1.750%) (2)	10/31/32		997,500	1,001,709

Jazz Financing Lux SARL 2024 1st Lien Term Loan B2

5.90% (1 mo. USD Term SOFR + 2.250%) (2)	05/05/28		875,923	880,973

Paradigm Parent LLC 1st Lien Term Loan

8.20% (3 mo. USD Term SOFR + 4.500%) (2)	04/16/32		597,000	521,071

				3,412,508

Pipelines — 0.2%

Calcasieu Pass Funding LLC 2026 Term Loan B

6.95% (6 mo. USD Term SOFR + 3.250%) (2)	04/11/33		1,500,000	1,506,562

Colossus Acquireco LLC Term Loan B

5.38% (3 mo. USD Term SOFR + 1.750%) (2)	07/30/32		995,000	996,244

Crescent Midstream Operating LLC Term Loan B

7.42% (3 mo. USD Term SOFR + 3.750%) (2)	02/18/33		1,500,000	1,510,005

Freeport LNG Investments LLLP 2026 Term Loan B

6.93% (3 mo. USD Term SOFR + 3.250%) (2)	02/11/33		1,500,000	1,504,222

ITT Holdings LLC 2026 Term Loan B

5.63% (1 mo. USD Term SOFR + 1.975%) (2)	10/11/30		994,987	997,724

				6,514,757

REIT — 0.1%

Healthpeak Properties, Inc. 2024 Term Loan A3

4.50% (3 mo. USD Term SOFR + 0.850%) (2)	03/01/29		223,979	220,899

Healthpeak Properties, Inc. Term Loan A1

4.49% (1 mo. USD Term SOFR + 0.840%) (2)	08/20/27		110,979	110,008

Issues	Maturity Date	Principal Amount	Value

REIT (Continued)

Healthpeak Properties, Inc. Term Loan A2

4.49% (1 mo. USD Term SOFR + 0.840%) (2)	02/22/27	$110,979	$110,008

Invitation Homes Operating Partnership LP 2024 Term Loan

4.50% (1 mo. USD Term SOFR + 0.850%) (2)	09/09/28	739,444	728,352

Iron Mountain, Inc. 2022 Term Loan A

5.40% (1 mo. USD Term SOFR + 1.750%) (2)	03/18/30	962,500	954,877

OEG Borrower LLC 2024 Term Loan B

7.19% (3 mo. USD Term SOFR + 3.500%) (2)	06/30/31	994,950	1,002,412

Outfront Media Capital LLC 2025 Term Loan B

5.65% (1 mo. USD Term SOFR + 2.000%) (2)	09/24/32	1,000,000	1,005,940

			4,132,496

Retail — 0.4%

1011778 BC Unlimited Liability Co. 2024 Term Loan B6

5.40% (1 mo. USD Term SOFR + 1.750%) (2)	09/20/30	866,406	868,299

BW Gas & Convenience Holdings LLC 2021 Term Loan B

7.27% (1 mo. USD Term SOFR + 3.500%) (2)	03/31/28	999,552	1,001,216

Dave & Buster’s, Inc. 2024 1st Lien Term Loan B

6.94% (3 mo. USD Term SOFR + 3.250%) (2)	11/01/31	498,023	432,969

Lakeshore Intermediate LLC Term Loan

7.46% (3 mo. USD Term SOFR + 3.500%) (2)	09/29/28	492,288	424,598

Men’s Wearhouse, Inc. 2026 Term Loan B

9.41% (3 mo. USD Term SOFR + 5.750%) (2)	01/28/31	1,500,000	1,515,472

Michaels Cos., Inc. 2026 Term Loan B

8.67% (3 mo. USD Term SOFR + 5.000%) (2)	03/15/33	1,400,000	1,387,897

Pacific Bells LLC 2024 Repriced Term Loan B

7.20% (3 mo. USD Term SOFR + 3.500%) (2)	11/13/28	991,153	998,587

Peer Holding III BV 2025 USD Term Loan B

5.95% (3 mo. USD Term SOFR + 2.250%) (2)	10/14/32	1,100,000	1,102,338

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

Retail (Continued)

Peer Holding III BV 2025 USD Term Loan B5B

6.20% (3 mo. USD Term SOFR + 2.500%) (2)	07/01/31	$1,717,749	$1,724,620

Raising Cane’s Restaurants LLC 2025 Term Loan B

5.65% (1 mo. USD Term SOFR + 2.000%) (2)	11/03/32	1,496,250	1,499,527

			10,955,523

Software — 0.6%

Boxer Parent Co., Inc. 2025 USD Term Loan B

6.67% (3 mo. USD Term SOFR + 3.000%) (2)	07/30/31	1,640,844	1,523,589

Cast & Crew Payroll LLC 2021 Incremental Term Loan

7.41% (3 mo. USD Term SOFR + 3.750%) (2)	12/29/28	967,206	432,830

Cloud Software Group, Inc. 2025 Term Loan B (2031)

6.95% (3 mo. USD Term SOFR + 3.250%) (2)	03/21/31	1,493,747	1,385,921

Cloudera, Inc. 2021 Term Loan

7.50% (1 mo. USD Term SOFR + 3.750%) (2)	10/08/28	1,487,067	1,343,944

Darktrace PLC 1st Lien Term Loan

6.93% (3 mo. USD Term SOFR + 3.250%) (2)	10/09/31	743,086	700,518

Dayforce, Inc. 2026 Term Loan

6.66% (3 mo. USD Term SOFR + 3.000%) (2)	02/04/33	800,000	756,700

EagleView Technology Corp. 2025 Term Loan

10.20% (3 mo. USD Term SOFR + 6.500%) (2)	08/14/28	206,013	187,618

Electronic Arts, Inc. Term Loan B

0.00% (12)	03/24/33	614,066	614,988

EP Purchaser LLC 2023 Term Loan B

8.29% (3 mo. USD Term SOFR + 4.500%) (2)	11/06/28	430,542	285,081

Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B

6.15% (1 mo. USD Term SOFR + 2.500%) (2)	01/30/32	570,709	552,803

Mermaid Bidco, Inc. 2024 USD Term Loan B

6.91% (3 mo. USD Term SOFR + 3.250%) (2)	07/03/31	1,789,131	1,755,585

Issues	Maturity Date	Principal Amount	Value

Software (Continued)

Planview Parent, Inc. 2024 1st Lien Term Loan

7.20% (3 mo. USD Term SOFR + 3.500%) (2)	12/17/27	$1,467,517	$1,134,119

Playtika Holding Corp. 2021 Term Loan B1

6.52% (1 mo. USD Term SOFR + 2.750%) (2)	03/13/28	241,106	232,459

Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B

6.95% (3 mo. USD Term SOFR + 3.250%) (2)	10/26/30	1,493,684	1,180,010

Quartz Acquireco LLC 2025 Term Loan B

5.95% (3 mo. USD Term SOFR + 2.250%) (2)	06/28/30	2,178,117	1,820,100

Renaissance Holding Corp. 2024 1st Lien Term Loan

7.66% (3 mo. USD Term SOFR + 4.000%) (2)	04/05/30	2,078,823	1,420,283

SolarWinds Holdings, Inc. 2025 Term Loan

7.67% (3 mo. USD Term SOFR + 4.000%) (2)	04/16/32	1,086,331	926,097

SonarSource Financing LLC Term Loan

8.18% (3 mo. USD Term SOFR + 4.500%) (2)	12/19/30	867,685	793,931

Tuple U.S. Bidco LLC Term Loan B

7.38% (6 mo. USD Term SOFR + 3.750%) (2)	01/18/33	1,250,000	1,225,000

			18,271,576

Telecommunications — 0.1%

GOGO Intermediate Holdings LLC Term Loan B

7.52% (1 mo. USD Term SOFR + 3.750%) (2)	04/30/28	1,275,273	1,146,356

Zayo Group Holdings, Inc. 2025 USD Term Loan

6.77% (1 mo. USD Term SOFR + 3.000%) (2)	03/11/30	848,506	847,674

			1,994,030

Total Bank Loans

(Cost: $227,542,731)			221,286,557

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

U.S. TREASURY SECURITIES — 1.4%

U.S. Treasury Notes

3.75%	04/30/28		$26,701,000	$26,632,683

3.88%	04/30/31		12,828,000	12,743,315

4.13%	02/15/36		3,761,000	3,682,107

Total U.S. Treasury Securities

(Cost: $43,113,201)				43,058,105

Total Fixed Income Securities

(Cost: $3,276,182,681)				3,238,091,598

CONVERTIBLE SECURITIES — 0.2%

CONVERTIBLE CORPORATE BONDS — 0.2%

Beverages — 0.0%

Davide Campari-Milano NV (Italy)

2.38% (4)	01/17/29	EUR	1,500,000	1,721,374

Commercial Services — 0.0%

Worldline SA (France)

0.00% (4),(6)	07/30/26	EUR	486,606	582,973

Engineering & Construction — 0.1%

Cellnex Telecom SA

0.75% (4)	11/20/31	EUR	1,800,000	1,897,827

Internet — 0.1%

Delivery Hero SE

1.50% (4)	01/15/28	EUR	2,600,000	2,877,402

Total Convertible Corporate Bonds

(Cost: $6,944,699)				7,079,576

Total Convertible Securities

(Cost: $6,944,699)				7,079,576

Issues		Shares		Value

COMMON STOCK — 0.0%

Beverages — 0.0%

Luxco Co. Ltd. (13)			5,862	120,513

Health Care-Services — 0.0%

ModivCare, Inc. (13)			71,577	465,250

Packaging & Containers — 0.0%

Ardagh Holdings SA (13)			32,376	210,444

Real Estate — 0.0%

China Aoyuan Group Ltd. (13)			30,741	232

REIT — 0.0%

AGNC Investment Corp.			25,500	281,010

Software — 0.0%

Research Now Group LLC (13)			506	1,476

Total Common Stock

(Cost: $1,655,945)				1,078,925

Issues		Shares		Value

WARRANTS — 0.0%

Cineworld Group PLC (5),(13)			$152,713	$2

Total Warrants

(Cost: $0)				2

INVESTMENT COMPANIES — 2.0%

TCW Private Asset Income Fund — I Class (14)			5,995,430	59,834,393

Total Investment Companies

(Cost: $60,037,833)				59,834,393

MONEY MARKET INVESTMENTS — 4.0%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.60% (15)			12,288,283	12,288,283

TCW Central Cash Fund, 3.69% (14),(15)			110,900,997	110,900,997

Total Money Market Investments

(Cost: $123,189,280)				123,189,280

Issues	Maturity Date	Principal Amount		Value

SHORT -TERM INVESTMENTS — 0.1%

Egypt Treasury Bills

0.00% (6)	12/01/26	EGP	148,425,000	2,441,541

Total Short-Term Investments

(Cost: $2,777,537)				2,441,541

Total Investments (112.7%)

(Cost: $3,470,787,975)				3,431,715,315

Net Unrealized Appreciation (Depreciation) On Unfunded Commitments (16) (-0.0%)				(1,071)

Liabilities In Excess Of Other Assets (-12.7%)				(385,902,285)

Net Assets (100.0%)				$3,045,811,959

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

April 30, 2026

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (17)
Bank of New York	EUR	4,169,597	06/26/26	$4,913,588	$4,905,272	$(8,316)
JP Morgan Chase Bank	EUR	745,567	06/26/26	876,056	877,113	1,057

				$5,789,644	$5,782,385	$(7,259)

SELL (18)
Goldman Sachs & Co.	AUD	27,597,227	06/26/26	$18,979,992	$19,849,103	$(869,111)
Bank of New York	AUD	1,243,125	06/26/26	855,912	894,108	(38,196)
Bank of New York	CAD	6,027,798	06/26/26	4,380,659	4,448,004	(67,345)
Bank of New York	EUR	4,106,935	06/26/26	4,821,065	4,831,553	(10,488)
JP Morgan Chase Bank	EUR	2,065,297	06/26/26	2,423,113	2,429,694	(6,581)
Bank of New York	EUR	11,170,366	06/26/26	12,929,842	13,141,240	(211,398)
Goldman Sachs & Co.	EUR	91,926,176	06/26/26	106,329,629	108,145,416	(1,815,787)
Bank of New York	GBP	1,897,535	06/26/26	2,546,810	2,581,785	(34,975)
Goldman Sachs & Co.	GBP	37,641,860	06/26/26	50,110,726	51,215,490	(1,104,764)

				$203,377,748	$207,536,393	$(4,158,645)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
5,677	5-Year U.S. Treasury Note Futures	06/30/26	$620,763,718	$612,184,620	$(8,579,098)

			$620,763,718	$612,184,620	$(8,579,098)

Short Futures
143	10-Year Australian Bond Futures	06/15/26	$(11,106,984)	$(11,022,445)	$84,539
1,847	10-Year U.S. Treasury Note Futures	06/18/26	(213,229,575)	(208,451,266)	4,778,309
113	2-Year U.S. Treasury Note Futures	06/30/26	(23,446,562)	(23,405,125)	41,437
319	3-Year Australian Bond Futures	06/15/26	(23,857,156)	(23,740,918)	116,238
56	30-Year Euro-Buxl Futures	06/08/26	(7,249,459)	(7,162,643)	86,816
28	5-Year Canadian Bond Futures	06/19/26	(2,368,401)	(2,326,617)	41,784
363	Euro Schatz Futures	06/08/26	(45,397,394)	(45,053,184)	344,210
219	Euro-Bobl Futures	06/08/26	(29,733,604)	(29,674,031)	59,573
187	Euro-Bund Futures	06/08/26	(28,088,086)	(27,513,072)	575,014
49	Long Gilt Futures	06/26/26	(6,110,743)	(5,773,539)	337,204
584	U.S. Ultra Long Bond Futures	06/18/26	(69,847,870)	(67,178,250)	2,669,620

			$(460,435,834)	$(451,301,090)	$9,134,744

Centrally Cleared - Interest Rate Swap Agreements

Notional Amount	Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
GBP 147,415,000	03/20/28	Annual	12 - Month SONIA	Annual	3.933%	$(629,160)	$(758,616)	$(1,387,776)

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
CLO	Collateralized Loan Obligation.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
PIK	Payment In Kind.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
STACR	Structured Agency Credit Risk.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
AUD	Australian Dollar.
CAD	Canadian Dollar.
EGP	Egyptian Pound.
EUR	Euro Currency.
GBP	British Pound Sterling.
TRY	Turkish New Lira.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2026, the value of these securities amounted to $1,706,730,873 or 56.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Trust’s Board of Trustees.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2026.
(3)	Perpetual maturity.
(4)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2026, the value of these securities amounted to $138,052,546 or 4.5% of net assets.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(6)	Security is not accruing interest.
(7)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(8)	Restricted security (Note 7).
(9)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(10)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(11)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(12)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(13)	Non-income producing security.
(14)	Affiliated issuer.
(15)	Rate disclosed is the 7-day net yield as of April 30, 2026.
(16)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(17)	Fund buys foreign currency, sells USD.
(18)	Fund sells foreign currency, buys USD.

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

April 30, 2026

The summary of the TCW Flexible Income ETF transactions in the affiliated funds for the period ended April 30, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2026	Value at April 30, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$130,360,997	$795,200,000	$814,660,000	110,900,997	$110,900,997	$1,451,107	$—	$—	$—
TCW Private Asset Income Fund — Share Class I
	43,407,511	16,586,217	—	5,995,430	59,834,393	$2,259,093	9,141	—	(159,335)

Total		—			$170,735,390	$3,710,200	$9,141	$—	$(159,335)

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Fair Valuation Summary (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Agency	$—	$707,596,698	$—	$707,596,698
Corporate Bonds	—	665,269,951	3,272,545	668,542,496
Residential Mortgage-Backed Securities — Non-Agency	—	593,860,127	—	593,860,127
Commercial Mortgage-Backed Securities — Non-Agency	—	519,314,746	—	519,314,746
Asset-Backed Securities	—	403,252,502	7,023,868	410,276,370
Bank Loans	—	221,286,557	—	221,286,557
Foreign Government Bonds	—	73,479,552	—	73,479,552
U.S. Treasury Securities	—	43,058,105	—	43,058,105
Commercial Mortgage-Backed Securities — Agency	—	676,947	—	676,947

Total Fixed Income Securities	—	3,227,795,185	10,296,413	3,238,091,598

Convertible Securities
Convertible Corporate Bonds	—	7,079,576	—	7,079,576
Equity Securities
Money Market Investments	123,189,280	—	—	123,189,280
Investment Companies	—	59,834,393	—	59,834,393
Common Stock	232	1,078,693	—	1,078,925
Warrants	—	—	2	2

Total Equity Securities	123,189,512	60,913,086	2	184,102,600

Short -Term Investments
Short-Term Investment	—	2,441,541	—	2,441,541
Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	—	(1,071)	—	(1,071)

Total Investments	$123,189,512	$3,298,228,317	$10,296,415	$3,431,714,244

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	1,057	—	1,057
Futures Contracts
Interest Rate Risk	9,134,744	—	—	9,134,744

Total	$132,324,256	$3,298,229,374	$10,296,415	$3,440,850,045

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(4,166,961)	$—	$(4,166,961)
Futures Contracts
Interest Rate Risk	(8,579,098)	—	—	(8,579,098)
Swap Agreements
Interest Rate Risk	—	(1,387,776)	—	(1,387,776)

Total	$(8,579,098)	$(5,554,737)	$—	$(14,133,835)

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

Schedule of Investments (Unaudited)	April 30, 2026

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 94.2% of Net Assets

CORPORATE BONDS — 88.5%

Advertising — 1.0%

Advantage Sales & Marketing, Inc.

9.00% (1)	11/15/30	$61,540	$49,512

Clear Channel Outdoor Holdings, Inc.

7.13% (1)	02/15/31	80,000	83,310

Neptune Bidco U.S., Inc.

10.38% (1)	05/15/31	100,000	103,334

Outfront Media Capital LLC/Outfront Media Capital Corp.

4.63% (1)	03/15/30	105,000	102,132

			338,288

Aerospace & Defense — 1.9%

TransDigm, Inc.

6.38% (1)	03/01/29	277,000	282,997

6.38% (1)	05/31/33	205,000	206,888

6.75% (1)	01/31/34	45,000	46,243

6.88% (1)	12/15/30	70,000	72,210

			608,338

Airlines — 1.0%

American Airlines, Inc./AAdvantage Loyalty IP Ltd.

5.75% (1)	04/20/29	240,000	240,302

JetBlue Airways Corp./JetBlue Loyalty LP

9.88% (1)	09/20/31	83,000	77,264

			317,566

Apparel — 0.5%

Crocs, Inc.

4.13% (1)	08/15/31	174,000	161,973

Auto Manufacturers — 0.4%

Allison Transmission, Inc.

3.75% (1)	01/30/31	100,000	94,018

Aston Martin Capital Holdings Ltd. (Jersey)

10.00% (1)	03/31/29	35,000	28,105

			122,123

Auto Parts & Equipment — 1.5%

Cyprium Corp./Cyprium Holdings Luxembourg SARL

6.38% (1)	04/15/34	200,000	199,908

IHO Verwaltungs GmbH (Germany) (7.38% Cash or 8.12% PIK)

7.38% (1)	05/15/33	114,000	115,988

ZF North America Capital, Inc. (Germany)

6.88% (1)	04/23/32	35,000	34,275

7.50% (1)	03/24/31	130,000	130,611

			480,782

Issues	Maturity Date	Principal Amount	Value

Banks — 0.5%

Citigroup, Inc.

6.63% (5 yr. CMT + 3.001%) (2),(3)	02/15/31	$170,000	$171,980

Beverages — 0.3%

Primo Water Holdings, Inc./Triton Water Holdings, Inc.

6.25% (1)	04/01/29	100,000	100,167

Biotechnology — 0.4%

Genmab AS/Genmab Finance LLC (Denmark)

6.25% (1)	12/15/32	125,000	128,302

Chemicals — 0.6%

SCIH Salt Holdings, Inc.

6.63% (1)	05/01/29	51,000	50,693

WR Grace Holdings LLC

7.00% (1)	08/01/33	90,000	89,943

7.38% (1)	03/01/31	60,000	60,679

			201,315

Commercial Services — 4.4%

ADT Security Corp.

5.88% (1)	10/15/33	130,000	128,162

Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxemburg)

7.00% (1)	05/21/30	155,000	160,062

Allied Universal Holdco LLC/Allied Universal Finance Corp.

6.88% (1)	06/15/30	130,000	133,829

Brink’s Co.

6.75% (1)	06/15/32	97,000	99,570

Carriage Services, Inc.

4.25% (1)	05/15/29	146,000	141,474

Garda World Security Corp. (Canada)

8.38% (1)	11/15/32	60,000	61,937

Grand Canyon University

5.13%	10/01/28	150,000	149,014

Herc Holdings, Inc.

7.25% (1)	06/15/33	166,000	173,890

Raven Acquisition Holdings LLC

6.88% (1)	11/15/31	115,000	113,990

Service Corp. International

5.75%	10/15/32	100,000	100,915

Upbound Group, Inc.

6.38% (1)	02/15/29	35,000	34,654

VT Topco, Inc.

8.50% (1)	08/15/30	124,000	127,012

			1,424,509

Computers — 0.5%

McAfee Corp.

7.38% (1)	02/15/30	45,000	36,492

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Computers (Continued)

Science Applications International Corp.

5.88% (1)	11/01/33	$140,000	$138,162

			174,654

Cosmetics/Personal Care — 0.9%

Edgewell Personal Care Co.

4.13% (1)	04/01/29	140,000	133,846

Perrigo Finance Unlimited Co.

5.15%	06/15/30	30,000	28,469

6.13%	09/30/32	142,000	133,853

			296,168

Distribution & Wholesale — 0.4%

RB Global Holdings, Inc. (Canada)

6.75% (1)	03/15/28	137,000	138,985

Diversified Financial Services — 2.8%

GGAM Finance Ltd. (Ireland)

8.00% (1)	02/15/27	405,000	408,900

Jane Street Group/JSG Finance, Inc.

6.13% (1)	11/01/32	285,000	286,733

7.13% (1)	04/30/31	194,000	201,308

			896,941

Electric — 4.7%

Alliant Energy Corp.

5.75% (5 yr. CMT + 2.077%) (2)	04/01/56	262,000	257,462

Alpha Generation LLC

6.25% (1)	01/15/34	130,000	129,106

6.75% (1)	10/15/32	105,000	107,544

American Electric Power Co., Inc.

6.05% (5 yr. CMT + 1.940%) (2)	03/15/56	160,000	159,530

CenterPoint Energy, Inc.

5.95% (5 yr. CMT + 2.223%) (2)	04/01/56	260,000	259,181

Dominion Energy, Inc.

6.20% (5 yr. CMT + 2.006%) (2)	02/15/56	140,000	140,209

Entergy Corp.

5.88% (5 yr. CMT + 2.179%) (2)	06/15/56	60,000	60,023

Southern Co.

6.00% (5 yr. CMT + 1.993%) (2)	04/01/58	80,000	80,910

Vistra Operations Co. LLC

6.88% (1)	04/15/32	190,000	198,457

WEC Energy Group, Inc.

5.63% (5 yr. CMT + 1.905%) (2)	05/15/56	140,000	139,091

			1,531,513

Issues	Maturity Date	Principal Amount	Value

Electrical Components & Equipment — 0.5%

Energizer Holdings, Inc.

6.00% (1)	09/15/33	$177,000	$169,322

Electronics — 0.6%

Coherent Corp.

5.00% (1)	12/15/29	65,000	64,354

Sensata Technologies, Inc.

6.63% (1)	07/15/32	136,000	140,302

			204,656

Engineering & Construction — 0.1%

Brand Industrial Services, Inc.

10.38% (1)	08/01/30	37,000	34,168

Entertainment — 5.1%

Banijay Entertainment SAS (France)

8.13% (1)	05/01/29	110,000	113,653

Brightstar Lottery PLC/Brightstar Global Solutions Corp. (United Kingdom)

5.75% (1)	01/15/33	55,000	53,886

Caesars Entertainment, Inc.

4.63% (1)	10/15/29	75,000	72,438

6.00% (1)	10/15/32	35,000	31,394

6.50% (1)	02/15/32	60,000	58,447

7.00% (1)	02/15/30	97,000	98,506

Churchill Downs, Inc.

6.75% (1)	05/01/31	33,000	33,776

Discovery Global Holdings, Inc.

5.05%	03/15/42	405,000	290,839

Great Canadian Gaming Corp./Raptor LLC (Canada)

8.75% (1)	11/15/29	90,000	87,815

Light & Wonder International, Inc.

6.25% (1)	10/01/33	205,000	203,797

Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada)

8.00% (1)	08/01/30	118,000	116,623

Rivers Enterprise Borrower LLC

6.25% (1)	10/15/30	140,000	142,563

Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.

6.63% (1)	02/01/33	98,000	100,039

Voyager Parent LLC

9.25% (1)	07/01/32	118,000	125,772

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.

6.25% (1)	03/15/33	141,000	141,740

			1,671,288

Environmental Control — 1.6%

GFL Environmental, Inc.

4.00% (1)	08/01/28	260,000	254,116

Luna 1.5 SARL (Luxemburg)

12.00% (1)	07/01/32	50,000	53,753

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

Environmental Control (Continued)

Waste Pro USA, Inc.

7.00% (1)	02/01/33	$205,000	$208,977

			516,846

Food — 1.3%

Chobani LLC/Chobani Finance Corp., Inc.

6.38% (1)	04/15/34	115,000	117,472

Post Holdings, Inc.

6.38% (1)	03/01/33	201,000	201,123

Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed

4.63% (1)	03/01/29	108,000	104,350

			422,945

Gas — 1.4%

AmeriGas Partners LP/AmeriGas Finance Corp.

9.50% (1)	06/01/30	112,000	119,432

NiSource, Inc.

5.75% (5 yr. CMT + 2.035%) (2)	07/15/56	185,000	185,209

Northwest Natural Holding Co.

7.00% (5 yr. CMT + 2.701%) (2)	09/15/55	145,000	149,962

			454,603

Hand/Machine Tools — 0.4%

IMA Industria Macchine Automatiche SpA (Italy)

5.95% (3 mo. EUR EURIBOR + 3.750%) (1),(2)	04/15/29	EUR 100,000	118,364

Health Care-Products — 0.6%

Bausch & Lomb Corp.

8.38% (1)	10/01/28	83,000	85,867

Medline Borrower LP

5.25% (1)	10/01/29	104,000	103,552

			189,419

Health Care-Services — 3.4%

CHS/Community Health Systems, Inc.

5.25% (1)	05/15/30	209,000	197,528

DaVita, Inc.

6.88% (1)	09/01/32	98,000	101,266

HealthEquity, Inc.

4.50% (1)	10/01/29	62,000	60,272

Heartland Dental LLC/Heartland Dental Finance Corp.

10.50% (1)	04/30/28	16,000	16,490

Kedrion SpA (Italy)

6.50% (1)	09/01/29	205,000	201,183

ModivCare, Inc.

0.00% (1),(4),(5),(6)	10/01/29	210,000	3,150

Issues	Maturity Date	Principal Amount	Value

Health Care-Services (Continued)

Molina Healthcare, Inc.

6.25% (1)	01/15/33	$41,000	$40,990

6.50% (1)	02/15/31	19,000	19,342

Star Parent, Inc.

9.00% (1)	10/01/30	23,000	24,098

Surgery Center Holdings, Inc.

7.25% (1)	04/15/32	138,000	137,901

Tenet Healthcare Corp.

6.75%	05/15/31	200,000	205,674

6.88%	11/15/31	96,000	102,292

			1,110,186

Home Builders — 0.5%

Installed Building Products, Inc.

5.63% (1)	02/01/34	175,000	174,179

Home Furnishings — 0.3%

Tempur Sealy International, Inc.

3.88% (1)	10/15/31	115,000	106,393

Household Products/Wares — 0.5%

Spectrum Brands, Inc.

3.88% (1)	03/15/31	193,000	169,242

Housewares — 1.1%

Central Garden & Pet Co.

4.13%	10/15/30	65,000	61,579

4.13% (1)	04/30/31	90,000	84,729

Newell Brands, Inc.

6.63%	05/15/32	125,000	121,420

7.38%	04/01/36	57,000	54,421

7.50%	04/01/46	45,000	38,760

			360,909

Insurance — 3.9%

Acrisure LLC/Acrisure Finance, Inc.

7.50% (1)	11/06/30	95,000	96,541

8.25% (1)	02/01/29	132,000	132,507

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer

7.00% (1)	01/15/31	169,000	172,350

7.38% (1)	10/01/32	130,000	127,878

AmWINS Group, Inc.

6.38% (1)	02/15/29	60,000	60,780

Ardonagh Finco Ltd.

7.75% (1)	02/15/31	125,000	127,562

Ardonagh Group Finance Ltd. (United Kingdom)

8.88% (1)	02/15/32	60,000	59,849

Asurion LLC/Asurion Co-Issuer, Inc.

8.00% (1)	12/31/32	80,000	83,701

8.38% (1)	02/01/34	50,000	49,398

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Insurance (Continued)

Farmers Exchange Capital II

6.15% (3 mo. USD Term SOFR + 4.006%) (1),(2)	11/01/53	$160,000	$155,803

HUB International Ltd.

7.25% (1)	06/15/30	115,000	119,005

Panther Escrow Issuer LLC

7.13% (1)	06/01/31	70,000	70,405

			1,255,779

Internet — 1.7%

Getty Images, Inc.

10.50% (1)	11/15/30	45,000	39,936

11.25% (1)	02/21/30	82,500	73,527

ION Platform Finance U.S., Inc./ION Platform Finance SARL

8.75% (1)	05/01/29	140,000	130,266

Match Group Holdings II LLC

5.63% (1)	02/15/29	143,000	143,612

Snap, Inc.

6.88% (1)	03/01/33	171,000	166,682

			554,023

Investment Companies — 0.9%

Icahn Enterprises LP/Icahn Enterprises Finance Corp.

9.00%	06/15/30	45,000	43,441

9.75%	01/15/29	140,000	140,792

10.00% (1)	11/15/29	109,000	110,097

			294,330

Iron & Steel — 0.2%

Cleveland-Cliffs, Inc.

7.38% (1)	05/01/33	80,000	80,858

Leisure Time — 0.5%

Sabre Financial Borrower LLC

11.13% (1)	06/15/29	55,000	56,480

Sabre GLBL, Inc.

10.75% (1)	11/15/29	55,000	47,898

10.75% (1)	03/15/30	70,000	60,470

			164,848

Lodging — 1.8%

Hilton Domestic Operating Co., Inc.

5.88% (1)	04/01/29	158,000	160,305

MGM Resorts International

6.50%	04/15/32	75,000	76,073

Studio City Finance Ltd.

5.00% (1)	01/15/29	110,000	105,041

Wyndham Hotels & Resorts, Inc.

5.63% (1)	03/01/33	170,000	168,418

Issues	Maturity Date	Principal Amount	Value

Lodging (Continued)

Wynn Macau Ltd.

5.13% (1)	12/15/29	$64,000	$62,561

			572,398

Machinery-Diversified — 0.5%

Columbus McKinnon Corp.

7.13% (1)	02/01/33	53,000	53,361

Lsf12 Helix Parent LLC

7.13% (1)	02/01/33	120,000	117,227

Oregon Tool Lux LP

7.88% (1)	10/15/29	10,548	1,898

			172,486

Media — 10.2%

Belo Corp.

7.25%	09/15/27	160,000	164,131

CCO Holdings LLC/CCO Holdings Capital Corp.

5.38% (1)	06/01/29	449,000	442,296

7.38% (1)	02/01/36	304,000	298,288

CSC Holdings LLC

5.75% (1)	01/15/30	158,000	57,217

6.50% (1)	02/01/29	630,000	391,929

11.75% (1)	01/31/29	109,000	78,072

DirectTV Financing LLC/DirectTV Financing Co-Obligor, Inc.

10.00% (1)	02/15/31	107,000	111,385

DISH DBS Corp.

7.75%	07/01/26	210,000	209,622

DISH Network Corp.

11.75% (1)	11/15/27	105,000	108,374

EchoStar Corp.

10.75%	11/30/29	240,000	260,486

Gray Media, Inc.

10.50% (1)	07/15/29	51,000	54,179

Midcontinent Communications

8.00% (1)	08/15/32	129,000	121,807

Paramount Global

4.20%	06/01/29	75,000	72,286

4.95%	01/15/31	75,000	70,824

Sinclair Television Group, Inc.

4.38% (1)	12/31/32	50,000	38,863

8.13% (1)	02/15/33	90,000	93,262

Sirius XM Radio LLC

4.13% (1)	07/01/30	225,000	209,887

Univision Communications, Inc.

8.88% (1)	04/15/33	220,000	221,333

Virgin Media O2 Vendor Financing Notes VI DAC (Ireland)

8.50% (1)	03/15/33	74,000	66,649

VZ Secured Financing BV (Netherlands)

5.00% (1)	01/15/32	200,000	176,012

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

Media (Continued)

Ziggo Bonds Co. BV (Netherlands)

5.13% (1)	02/28/30	$74,000	$64,988

			3,311,890

Mining — 0.3%

Compass Minerals International, Inc.

8.00% (1)	07/01/30	100,000	104,500

Oil & Gas — 2.8%

Hilcorp Energy I LP/Hilcorp Finance Co.

6.88% (1)	05/15/34	84,000	84,508

Matador Resources Co.

6.00% (1)	04/15/34	120,000	120,551

6.25% (1)	04/15/33	102,000	103,792

SM Energy Co.

7.00% (1)	08/01/32	78,000	80,109

9.63% (1)	06/15/33	140,000	156,236

Sunoco LP

5.63% (1)	07/15/34	80,000	78,957

7.88% (5 yr. CMT + 4.230%) (1),(2),(3)	09/18/30	260,000	269,563

			893,716

Oil & Gas Services — 1.6%

Archrock Partners LP/Archrock Partners Finance Corp.

6.63% (1)	09/01/32	80,000	82,360

Archrock Services LP/Archrock Partners Finance Corp.

6.00% (1)	02/01/34	120,000	120,805

Kodiak Gas Services LLC

6.75% (1)	10/01/35	70,000	72,755

USA Compression Partners LP/USA Compression Finance Corp.

6.25% (1)	10/01/33	100,000	100,970

WBI Operating LLC

6.50% (1)	10/15/33	140,000	141,649

			518,539

Packaging & Containers — 0.6%

Ardagh Group SA (5.50% Cash or 6.50% PIK) due 5/30/26

12.00% (1)	12/01/30	80,000	72,015

Graphic Packaging International LLC

6.38% (1)	07/15/32	130,000	130,037

			202,052

Pharmaceuticals — 2.9%

1261229 BC Ltd.

10.00% (1)	04/15/32	330,000	341,141

Amneal Pharmaceuticals LLC

6.88% (1)	08/01/32	31,000	32,235

CVS Health Corp.

6.75% (5 yr. CMT + 2.516%) (2)	12/10/54	145,000	150,350

Issues	Maturity Date	Principal Amount	Value

Pharmaceuticals (Continued)

Grifols SA (Spain)

7.50% (7)	05/01/30	EUR 135,000	$164,828

Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.

8.75% (1)	04/17/32	65,000	58,689

Teva Pharmaceutical Finance Netherlands III BV (Israel)

6.00%	12/01/32	174,000	181,313

			928,556

Pipelines — 5.0%

Buckeye Partners LP

6.75%	08/15/33	97,000	101,956

Energy Transfer LP

6.63% (3 mo. USD LIBOR + 4.155%) (2),(3)	02/15/28	240,000	242,294

Global Partners LP/GLP Finance Corp.

7.13% (1)	07/01/33	120,000	122,999

ITT Holdings LLC

6.50% (1)	08/01/29	155,000	152,825

NGL Energy Operating LLC/NGL Energy Finance Corp.

8.13% (1)	02/15/29	65,000	67,455

Rockies Express Pipeline LLC

4.95% (1)	07/15/29	63,000	62,360

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.

6.00% (1)	09/01/31	106,000	106,662

TransMontaigne Partners LLC

8.50% (1)	06/15/30	115,000	118,985

Venture Global Calcasieu Pass LLC

6.00% (1)	05/01/36	160,000	160,986

Venture Global LNG, Inc.

9.00% (5 yr. CMT + 5.440%) (1),(2),(3)	09/30/29	150,000	148,369

9.88% (1)	02/01/32	60,000	64,420

Venture Global Plaquemines LNG LLC

6.50% (1)	06/15/34	19,000	19,846

6.75% (1)	01/15/36	143,000	152,108

7.75% (1)	05/01/35	90,000	101,254

			1,622,519

Real Estate — 0.2%

Cushman & Wakefield U.S. Borrower LLC

8.88% (1)	09/01/31	54,000	56,859

REIT — 1.9%

GLP Capital LP/GLP Financing II, Inc. (REIT)

5.63%	03/01/36	165,000	162,002

Hudson Pacific Properties LP

5.95%	02/15/28	120,000	117,201

Iron Mountain, Inc.

6.25% (1)	01/15/33	205,000	207,876

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

REIT (Continued)

RHP Hotel Properties LP/RHP Finance Corp. (REIT)

5.75% (1)	03/15/34	$115,000	$114,464

			601,543

Retail — 6.4%

1011778 BC ULC/New Red Finance, Inc. (Canada)

4.00% (1)	10/15/30	111,000	105,636

Asbury Automotive Group, Inc.

4.63% (1)	11/15/29	115,000	112,043

BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.

9.50% (1)	07/01/32	150,000	129,665

Brinker International, Inc.

8.25% (1)	07/15/30	93,000	97,362

EG Global Finance PLC (United Kingdom)

12.00% (1)	11/30/28	35,000	37,364

Ferrellgas LP/Ferrellgas Finance Corp.

9.25% (1)	01/15/31	133,000	139,569

FirstCash, Inc.

6.88% (1)	03/01/32	236,000	241,971

LCM Investments Holdings II LLC

8.25% (1)	08/01/31	133,000	139,348

Lithia Motors, Inc.

5.50% (1)	10/01/30	60,000	59,734

Macy’s Retail Holdings LLC

7.38% (1)	08/01/33	82,000	85,236

Men’s Wearhouse LLC

9.00% (1)	02/01/31	50,000	52,929

Michaels Cos., Inc.

8.50% (1)	03/15/33	100,000	98,840

11.00% (1)	03/15/34	15,000	14,488

Murphy Oil USA, Inc.

3.75% (1)	02/15/31	100,000	93,483

Papa John’s International, Inc.

3.88% (1)	09/15/29	223,000	214,519

QXO Building Products, Inc.

6.75% (1)	04/30/32	115,000	117,404

Sally Holdings LLC/Sally Capital, Inc.

6.75%	04/01/32	98,000	101,018

Staples, Inc.

10.75% (1)	09/01/29	61,000	58,442

Suburban Propane Partners LP/Suburban Energy Finance Corp.

6.50% (1)	12/15/35	180,000	178,366

			2,077,417

Software — 3.2%

Cloud Software Group, Inc.

8.25% (1)	06/30/32	315,000	299,326

OAK-Eagle Acquireco, Inc.

7.25% (1)	07/01/33	90,000	92,712

Issues	Maturity Date	Principal Amount	Value

Software (Continued)

Open Text Corp. (Canada)

3.88% (1)	12/01/29	$90,000	$81,343

RingCentral, Inc.

8.50% (1)	08/15/30	31,000	32,380

Salesforce, Inc.

5.55%	03/15/36	115,000	114,720

SS&C Technologies, Inc.

6.50% (1)	06/01/32	110,000	111,410

UKG, Inc.

6.88% (1)	02/01/31	175,000	170,406

ZoomInfo Technologies LLC/ZoomInfo Finance Corp.

3.88% (1)	02/01/29	165,000	134,229

			1,036,526

Telecommunications — 4.7%

Altice Financing SA (Luxembourg)

9.63% (1)	07/15/27	262,000	203,378

Altice France SA

6.50% (1)	04/15/32	106,367	104,740

6.88% (1)	07/15/32	40,000	39,396

APLD ComputeCo 2 LLC

6.75% (1)	03/15/31	48,000	47,613

Global Switch Finance BV (United Kingdom)

1.38% (7)	10/07/30	EUR 115,000	124,960

Level 3 Financing, Inc.

6.88% (1)	06/30/33	210,000	217,052

Meridian Arc Holdco LLC

6.25% (1)	04/30/31	210,000	210,109

Road Michigan Property Owner I LLC

7.50% (1)	03/30/45	65,000	65,138

SV RNO Property Owner 1 LLC

5.88% (1)	03/01/31	146,000	143,737

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC

8.63% (1)	06/15/32	95,000	99,557

Vmed O2 U.K. Financing I PLC (United Kingdom)

4.75% (1)	07/15/31	56,000	48,504

Windstream Services LLC/Windstream Escrow Finance Corp.

8.25% (1)	10/01/31	146,000	154,561

Zayo Group Holdings, Inc. (5.75% Cash or 0.50% PIK) due 3/29/27

9.25% (1)	03/09/30	71,998	72,091

			1,530,836

Total Corporate Bonds

(Cost: $28,894,278)			28,775,799

BANK LOANS — 5.7%
Auto Parts & Equipment — 0.0%

First Brands Group LLC 2025 PIK DIP Roll-Up Term Loan B

10.66% (1 mo. USD Term SOFR + 7.000%) (2)	06/29/26	110,826	436

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

Beverages — 0.8%

Naked Juice LLC 2025 FLFO Term Loan

9.20% (3 mo. USD Term SOFR + 5.500%) (2)	01/24/29	$250,000	$249,801

Commercial Services — 0.1%

Kelso Industries LLC Term Loan

9.40% (1 mo. USD Term SOFR + 5.750%) (2)	12/30/29	47,543	47,543

Electrical Components & Equipment — 0.2%

Pelican Products, Inc. 2021 Term Loan

8.21% (3 mo. USD Term SOFR + 4.250%) (2)	12/29/28	59,380	56,351

Electronics — 0.2%

TCP Sunbelt Acquisition Co. 2024 Term Loan B

7.92% (3 mo. USD Term SOFR + 4.250%) (2)	10/24/31	64,188	64,268

Engineering & Construction — 0.2%

Astrion Group LLC 2024 Term Loan

8.70% (3 mo. USD Term SOFR + 5.000%) (2)	08/29/31	94,948	75,642

Health Care-Products — 0.3%

QuidelOrtho Corp. Term Loan

7.65% (1 mo. USD Term SOFR + 4.000%) (2)	08/20/32	99,500	96,764

Health Care-Services — 0.7%

ADMI Corp. 2023 Term Loan B5

9.40% (1 mo. USD Term SOFR + 5.750%) (2)	12/23/27	63,857	60,505

ModivCare Buyer LLC Takeback Term Loan

8.70% (3 mo. USD Term SOFR + 5.000%) (2)	12/30/32	113,046	102,212

Pluto Acquisition I, Inc. 2024 First Out Superpriority Term Loan

9.21% (3 mo. USD Term SOFR + 5.500%) (2)	06/20/28	70,000	71,006

			233,723

Internet — 0.8%

Barracuda Networks, Inc. 2022 Term Loan

8.16% (3 mo. USD Term SOFR + 4.500%) (2)	08/15/29	34,287	23,665

Issues	Maturity Date	Principal Amount	Value

Internet (Continued)

Delivery Hero SE 2024 USD Term Loan B

8.64% (3 mo. USD Term SOFR + 5.000%) (2)	12/12/29	$124,488	$124,176

MH Sub I LLC 2023 Term Loan

7.90% (1 mo. USD Term SOFR + 4.250%) (2)	05/03/28	51,880	47,936

PUG LLC 2024 Extended Term Loan B

8.40% (1 mo. USD Term SOFR + 4.750%) (2)	03/15/30	52,202	51,863

			247,640

Media — 0.7%

Altice France SA 2025 USD Term Loan B14

10.55% (3 mo. USD Term SOFR + 6.875%) (2)	05/31/31	117,979	120,403

Virgin Media Bristol LLC 2023 USD Term Loan Y

6.97% (6 mo. USD Term SOFR + 3.175%) (2)	03/31/31	111,290	104,416

			224,819

Office/Business Equipment — 0.3%

Xerox Holdings Corp. 2023 Non-CoOp Term Loan

7.73% (6 mo. USD Term SOFR + 4.000%) (2)	11/19/29	150,228	107,037

Packaging & Containers — 0.2%

Sword Purchaser LLC USD Term Loan B

7.65% (1 mo. USD Term SOFR + 4.000%) (2)	04/11/33	60,000	58,350

Pipelines — 0.4%

Venture Global Calcasieu Pass LLC Term Loan

0.00% (8)	08/19/26	117,331	117,367

Software — 0.8%

Cast & Crew Payroll LLC 2021 Incremental Term Loan

7.41% (3 mo. USD Term SOFR + 3.750%) (2)	12/29/28	79,584	35,614

Cloudera, Inc. 2021 Term Loan

7.50% (1 mo. USD Term SOFR + 3.750%) (2)	10/08/28	54,173	48,959

Planview Parent, Inc. 2024 1st Lien Term Loan

7.20% (3 mo. USD Term SOFR + 3.500%) (2)	12/17/27	79,697	61,591

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Software (Continued)

Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B

6.95% (3 mo. USD Term SOFR + 3.250%) (2)	10/26/30		$49,873	$39,400

Renaissance Holding Corp. 2024 1st Lien Term Loan

7.66% (3 mo. USD Term SOFR + 4.000%) (2)	04/05/30		104,466	71,373

				256,937

Total Bank Loans

(Cost: $1,987,663)				1,836,678

Total Fixed Income Securities

(Cost: $30,881,941)				30,612,477

CONVERTIBLE SECURITIES — 0.0%

CONVERTIBLE CORPORATE BONDS — 0.0%

Commercial Services — 0.0%

Worldline SA (France)

0.00% (7),(5)	07/30/26	EUR	5,779	6,924

Total Convertible Securities

(Cost: $6,210)				6,924

Issues	Shares	Value

COMMON STOCK — 0.5%

Beverages — 0.1%

Luxco Co. Ltd. (9)	1,289	$26,500

Health Care-Services — 0.3%

ModivCare, Inc. (9)	17,678	114,907

Packaging & Containers — 0.1%

Ardagh Holdings SA (9)	3,932	25,558

Total Common Stock

(Cost: $234,774)		166,965

WARRANTS — 0.0%

Cineworld Group PLC (9),(10)	42,717	—

Total Warrants

(Cost: $—)		—

MONEY MARKET INVESTMENTS — 2.8%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.60% (11)	202,687	202,687

TCW Central Cash Fund, 3.69% (11),(12)	700,000	700,000

Total Money Market Investments

(Cost: $902,687)		902,687

Total Investments (97.5%)

(Cost: $32,025,612)		31,689,053

Excess Of Other Assets Over Liabilities (2.5%)		824,036

Net Assets (100.0%)		$32,513,089

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

April 30, 2026

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (13)
Goldman Sachs & Co.	EUR	385,099	06/26/26	$445,438	$453,045	$(7,607)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Market Value	Net Unrealized Appreciation (Depreciation)
Short Futures
6	10-Year U.S. Treasury Note Futures	06/18/26	$(692,208)	$(677,156)	$15,052
12	5-Year U.S. Treasury Note Futures	06/30/26	(1,311,529)	(1,294,031)	17,498
1	Euro-Bobl Futures	06/08/26	(138,126)	(135,498)	2,628

			$(2,141,863)	$(2,106,685)	$35,178

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.

PAC	Planned Amortization Class.

PIK	Payment In Kind.

REIT	Real Estate Investment Trust.

SOFR	Secured Overnight Financing Rate.

EUR	Euro Currency.

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2026, the value of these securities amounted to $23,386,709 or 71.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Trust’s Board of Trustees.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2026.
(3)	Perpetual maturity.
(4)	Restricted security (Note 14).
(5)	Security is not accruing interest.

(6)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

(7)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2026, the value of these securities amounted to $296,712 or 0.9% of net assets.

(8)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(9)	Non-income producing security.

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(11)	Rate disclosed is the 7-day net yield as of April 30, 2026.
(12)	Affiliated issuer.
(13)	Fund sells foreign currency, buys USD.

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

Schedule of Investments (Unaudited) (Continued)

The summary of the TCW High Yield Bond ETF transactions in the affiliated funds for the period ended April 30, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2026	Value at April 30, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$1,100,608	$7,200,000	$7,600,608	700,000	$700,000	$7,446	$—	$—	$—

Total					$700,000	$7,446	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

Fair Valuation Summary (Unaudited)	April 30, 2026

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$28,775,799	$—	$28,775,799
Bank Loans	—	1,836,678	—	1,836,678

Total Fixed Income Securities	—	30,612,477	—	30,612,477

Convertible Securities
Convertible Corporate Bonds	—	6,924	—	6,924
Equity Securities
Money Market Investments	902,687	—	—	902,687
Common Stock	—	166,965	—	166,965
Warrants	—	—	—	—

Total Equity Securities	902,687	166,965	—	1,069,652

Total Investments	$902,687	$30,786,366	$—	$31,689,053

Asset Derivatives
Futures Contracts
Interest Rate Risk	35,178	—	—	35,178

Total	$937,865	$30,786,366	$—	$31,724,231

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(7,607)	$—	$(7,607)

Total	$—	$(7,607)	$—	$(7,607)

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

Schedule of Investments (Unaudited)

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 95.4% of Net Assets

CORPORATE BONDS — 44.7%

Advertising — 0.1%

Neptune Bidco U.S., Inc.

10.38% (1)	05/15/31	$40,000	$41,334

Airlines — 0.5%

American Airlines, Inc./AAdvantage Loyalty IP Ltd.

5.75% (1)	04/20/29	135,000	135,170

JetBlue Airways Corp./JetBlue Loyalty LP

9.88% (1)	09/20/31	75,000	69,817

			204,987

Auto Manufacturers — 0.4%

Aston Martin Capital Holdings Ltd. (Jersey)

10.00% (1)	03/31/29	45,000	36,136

Volkswagen International Finance NV (Germany)

7.88% (9 yr. EUR Swap + 4.783%) (2),(3),(4)	09/06/32	EUR 100,000	131,019

			167,155

Auto Parts & Equipment — 0.3%

IHO Verwaltungs GmbH (Germany) (7.38% Cash or 8.12% PIK)

7.38% (1)	05/15/33	100,000	101,744

Banks — 0.5%

Citigroup, Inc.

6.63% (5 yr. CMT + 3.001%) (3),(4)	02/15/31	210,000	212,446

Building Materials — 0.7%

Limak Cimento Sanayi ve Ticaret AS

9.75% (2)	07/25/29	260,000	263,034

Chemicals — 0.6%

Orbia Advance Corp. SAB de CV

5.88% (2)	09/17/44	253,000	197,150

WR Grace Holdings LLC

7.00% (1)	08/01/33	50,000	49,969

			247,119

Coal — 0.7%

Indika Energy Tbk. PT

8.75% (2)	05/07/29	270,000	274,973

Commercial Services — 1.6%

Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxemburg)

7.00% (1)	05/21/30	190,000	196,205

Carriage Services, Inc.

4.25% (1)	05/15/29	35,000	33,915

Kaspi.KZ JSC

5.90% (1)	04/28/31	200,000	199,688

Raven Acquisition Holdings LLC

6.88% (1)	11/15/31	100,000	99,122

Issues	Maturity Date	Principal Amount	Value

Commercial Services (Continued)

Upbound Group, Inc.

6.38% (1)	02/15/29	$40,000	$39,604

VT Topco, Inc.

8.50% (1)	08/15/30	65,000	66,579

			635,113

Cosmetics/Personal Care — 0.2%

Perrigo Finance Unlimited Co.

6.13%	09/30/32	75,000	70,697

Diversified Financial Services — 0.6%

Jane Street Group/JSG Finance, Inc.

6.13% (1)	11/01/32	125,000	125,760

7.13% (1)	04/30/31	119,000	123,483

			249,243

Electric — 6.0%

Alliant Energy Corp.

5.75% (5 yr. CMT + 2.077%) (4)	04/01/56	256,000	251,566

American Electric Power Co., Inc.

6.05% (5 yr. CMT + 1.940%) (4)	03/15/56	195,000	194,427

Aydem Yenilenebilir Enerji AS

9.88% (2)	09/30/30	200,000	202,706

CenterPoint Energy, Inc.

5.95% (5 yr. CMT + 2.223%) (4)	04/01/56	253,000	252,203

Dominion Energy, Inc.

6.20% (5 yr. CMT + 2.006%) (4)	02/15/56	175,000	175,261

EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU

8.50% (1)	06/30/32	200,000	207,860

Entergy Corp.

5.88% (5 yr. CMT + 2.179%) (4)	06/15/56	75,000	75,029

Eskom Holdings

8.45% (2)	08/10/28	200,000	211,032

FIEMEX Energia — Banco Actinver SA Institucion de Banca Multiple

7.25% (1)	01/31/41	198,101	205,362

Termocandelaria Power SA

7.75% (1)	09/17/31	263,000	270,943

Vistra Operations Co. LLC

6.88% (1)	04/15/32	95,000	99,228

WEC Energy Group, Inc.

5.63% (5 yr. CMT + 1.905%) (4)	05/15/56	210,000	208,637

			2,354,254

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

April 30, 2026

Issues	Maturity Date	Principal Amount		Value

Engineering & Construction — 0.5%

IRB Infrastructure Developers Ltd. (India)

7.11% (1)	03/11/32		$200,000	$205,486

Entertainment — 1.9%

Banijay Entertainment SAS (France)

8.13% (1)	05/01/29		72,000	74,391

Brightstar Lottery PLC/Brightstar Global Solutions Corp. (United Kingdom)

5.75% (1)	01/15/33		60,000	58,785

Caesars Entertainment, Inc.

6.50% (1)	02/15/32		100,000	97,411

Discovery Global Holdings, Inc.

5.05%	03/15/42		190,000	136,443

Great Canadian Gaming Corp./Raptor LLC (Canada)

8.75% (1)	11/15/29		72,000	70,252

Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada)

8.00% (1)	08/01/30		118,000	116,623

Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.

6.63% (1)	02/01/33		125,000	127,601

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.

6.25% (1)	03/15/33		75,000	75,394

				756,900

Environmental Control — 0.5%

Luna 1.5 SARL (Luxemburg)

12.00% (1)	07/01/32		65,000	69,879

Waste Pro USA, Inc.

7.00% (1)	02/01/33		125,000	127,425

				197,304

Food — 0.4%

Post Holdings, Inc.

6.38% (1)	03/01/33		174,000	174,106

Gas — 1.2%

AmeriGas Partners LP/AmeriGas Finance Corp.

9.50% (1)	06/01/30		90,000	95,972

National Gas Transmission PLC (United Kingdom)

4.25% (2)	04/05/30	EUR	100,000	120,350

NiSource, Inc.

5.75% (5 yr. CMT + 2.035%) (4)	07/15/56		255,000	255,288

				471,610

Health Care-Services — 1.5%

Kedrion SpA (Italy)

6.50% (1)	09/01/29		180,000	176,648

ModivCare, Inc.

0.00% (1),(5),(6),(7)	10/01/29		258,300	3,874

Molina Healthcare, Inc.

6.25% (1)	01/15/33		125,000	124,969

6.50% (1)	02/15/31		72,000	73,297

Issues	Maturity Date	Principal Amount		Value

Health Care-Services (Continued)

Star Parent, Inc.

9.00% (1)	10/01/30		$132,000	$138,302

Surgery Center Holdings, Inc.

7.25% (1)	04/15/32		73,000	72,947

				590,037

Household Products/Wares — 0.3%

Spectrum Brands, Inc.

3.88% (1)	03/15/31		142,000	124,520

Housewares — 0.3%

Newell Brands, Inc.

7.38%	04/01/36		125,000	119,344

Insurance — 1.9%

Acrisure LLC/Acrisure Finance, Inc.

7.50% (1)	11/06/30		162,000	164,628

8.25% (1)	02/01/29		72,000	72,276

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer

6.50% (1)	10/01/31		9,000	9,086

7.00% (1)	01/15/31		126,000	128,497

7.38% (1)	10/01/32		113,000	111,156

Ardonagh Finco Ltd.

7.75% (1)	02/15/31		135,000	137,768

Farmers Exchange Capital II

6.15% (3 mo. USD Term SOFR + 4.006%) (1),(4)	11/01/53		120,000	116,852

				740,263

Internet — 1.1%

Cerved Group SpA (Italy)

7.40% (3 mo. EURIBOR + 5.250%) (2),(4)	02/15/29	EUR	100,000	98,987

Getty Images, Inc.

10.50% (1)	11/15/30		20,000	17,749

11.25% (1)	02/21/30		155,000	138,141

Snap, Inc.

6.88% (1)	03/15/34		200,000	193,820

				448,697

Iron & Steel — 1.5%

CSN Resources SA

8.88% (1)	12/05/30		255,000	207,432

Samarco Mineracao SA (4.00% Cash or 5.00% PIK) due 12/31/26

9.50% (1)	06/30/31		390,031	391,240

				598,672

Leisure Time — 0.2%

Sabre Financial Borrower LLC

11.13% (1)	06/15/29		60,000	61,615

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Lodging — 0.3%

Wyndham Hotels & Resorts, Inc.

5.63% (1)	03/01/33	$100,000	$99,069

Machinery-Diversified — 0.3%

Columbus McKinnon Corp.

7.13% (1)	02/01/33	60,000	60,409

Lsf12 Helix Parent LLC

7.13% (1)	02/01/33	60,000	58,614

			119,023

Media — 3.6%

CCO Holdings LLC/CCO Holdings Capital Corp.

7.38% (1)	02/01/36	275,000	269,833

Charter Communications Operating LLC/Charter

Communications Operating Capital

3.90%	06/01/52	55,000	34,616

CSC Holdings LLC

11.75% (1)	01/31/29	110,000	78,789

DISH DBS Corp.

7.75%	07/01/26	155,000	154,721

EchoStar Corp.

10.75%	11/30/29	85,000	92,256

Grupo Televisa SAB (Mexico)

8.50%	03/11/32	168,000	182,083

Midcontinent Communications

8.00% (1)	08/15/32	140,000	132,194

Sinclair Television Group, Inc.

4.38% (1)	12/31/32	100,000	77,727

Univision Communications, Inc.

8.88% (1)	04/15/33	95,000	95,576

Virgin Media O2 Vendor Financing Notes VI DAC (Ireland)

8.50% (1)	03/15/33	88,000	79,258

VZ Secured Financing BV (Netherlands)

5.00% (1)	01/15/32	226,000	198,893

			1,395,946

Municipal Bonds — 0.8%

Istanbul Metropolitan Municipality

10.50% (1)	12/06/28	296,000	320,834

Oil & Gas — 2.9%

Ecopetrol SA (Colombia)

5.88%	11/02/51	530,000	392,714

Gran Tierra Energy, Inc.

9.75% (1)	04/15/31	283,000	258,953

Petroleos Mexicanos

5.95%	01/28/31	199,000	194,903

Sunoco LP

7.88% (5 yr. CMT + 4.230%) (1),(3),(4)	09/18/30	287,000	297,556

			1,144,126

Issues	Maturity Date	Principal Amount	Value

Oil & Gas Services — 1.4%

Kodiak Gas Services LLC

6.75% (1)	10/01/35	$25,000	$25,984

USA Compression Partners LP/USA Compression Finance Corp.

6.25% (1)	10/01/33	125,000	126,212

WBI Operating LLC

6.50% (1)	10/15/33	70,000	70,825

Yinson Boronia Production BV (Brazil)

8.95% (1)	07/31/42	291,438	322,992

			546,013

Packaging & Containers — 0.6%

Ardagh Group SA

9.50% (1)	12/01/30	50,000	53,100

Ardagh Group SA (5.50% Cash or 6.50% PIK) due 5/30/26

12.00% (1)	12/01/30	86,000	77,416

Graphic Packaging International LLC

6.38% (1)	07/15/32	95,000	95,027

			225,543

Pharmaceuticals — 0.5%

1261229 BC Ltd.

10.00% (1)	04/15/32	125,000	129,220

CVS Health Corp.

6.75% (5 yr. CMT + 2.516%) (4)	12/10/54	75,000	77,767

			206,987

Pipelines — 2.1%

Global Partners LP/GLP Finance Corp.

7.13% (1)	07/01/33	100,000	102,499

ITT Holdings LLC

6.50% (1)	08/01/29	140,000	138,036

NGL Energy Operating LLC/NGL Energy Finance Corp.

8.38% (1)	02/15/32	122,000	128,105

Venture Global LNG, Inc.

9.00% (5 yr. CMT + 5.440%) (1),(3),(4)	09/30/29	205,000	202,772

9.88% (1)	02/01/32	38,000	40,799

Venture Global Plaquemines LNG LLC

6.75% (1)	01/15/36	187,000	198,910

			811,121

Real Estate — 0.5%

Port of Spain Waterfront Development

7.88% (1)	02/19/40	192,267	196,864

Regional (State & Province) — 0.3%

Provincia de Buenos Aires/Government Bonds

6.63% (2)	09/01/37	168,097	129,718

REIT — 1.0%

GLP Capital LP/GLP Financing II, Inc. (REIT)

5.63%	03/01/36	140,000	137,456

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

April 30, 2026

Issues	Maturity Date	Principal Amount		Value

REIT (Continued)

Hudson Pacific Properties LP

3.95%	11/01/27		$199,000	$192,521

Iron Mountain, Inc. (REIT)

5.63% (1)	07/15/32		76,000	75,498

				405,475

Retail — 2.6%

BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.

9.50% (1)	07/01/32		175,000	151,275

Ferrellgas LP/Ferrellgas Finance Corp.

9.25% (1)	01/15/31		186,000	195,187

LCM Investments Holdings II LLC

8.25% (1)	08/01/31		117,000	122,584

Lithia Motors, Inc.

5.50% (1)	10/01/30		75,000	74,667

Men’s Wearhouse LLC

9.00% (1)	02/01/31		60,000	63,515

Michaels Cos., Inc.

8.50% (1)	03/15/33		120,000	118,608

11.00% (1)	03/15/34		20,000	19,318

Papa John’s International, Inc.

3.88% (1)	09/15/29		146,000	140,448

Suburban Propane Partners LP/Suburban Energy Finance Corp.

6.50% (1)	12/15/35		120,000	118,910

				1,004,512

Software — 1.2%

Salesforce, Inc.

5.55%	03/15/36		137,000	136,667

SS&C Technologies, Inc.

6.50% (1)	06/01/32		135,000	136,731

UKG, Inc.

6.88% (1)	02/01/31		140,000	136,325

ZoomInfo Technologies LLC/ZoomInfo Finance Corp.

3.88% (1)	02/01/29		81,000	65,894

				475,617

Telecommunications — 2.5%

Altice Financing SA (Luxembourg)

9.63% (1)	07/15/27		200,000	155,250

Altice France SA

9.50% (1)	11/01/29		123,717	126,389

Global Switch Finance BV (United Kingdom)

1.38% (2)	10/07/30	EUR	100,000	108,661

Meridian Arc Holdco LLC

6.25% (1)	04/30/31		100,000	100,052

Telecom Argentina SA (Argentina)

9.50% (1)	07/18/31		251,000	268,066

Windstream Services LLC/Windstream Escrow Finance Corp.

8.25% (1)	10/01/31		125,000	132,330

Issues	Maturity Date	Principal Amount	Value

Telecommunications (Continued)

Zayo Group Holdings, Inc. (5.75% Cash or 0.50% PIK) due

3/29/27 9.25% (1)	03/09/30	$80,204	$80,307

			971,055

Water — 0.6%

Aegea Finance SARL

7.63% (1)	01/20/36	300,000	217,971

Total Corporate Bonds

(Cost: $17,722,304)			17,580,527

FOREIGN GOVERNMENT BONDS — 17.8%

Abu Dhabi Government International Bonds

5.00% (1)	04/30/34	300,000	307,515

5.50% (1)	04/30/54	425,000	414,401

Angola Government International Bonds

8.75% (2)	04/14/32	370,000	385,684

Argentina Republic Government International Bonds

4.13%	07/09/35	266,529	199,071

Brazil Government International Bonds

7.13%	05/13/54	300,000	301,998

CBB International Sukuk Programme Co. WLL

5.88% (1)	06/05/32	159,000	154,643

5.88% (2)	06/05/32	214,000	208,136

Colombia Government International Bonds

7.75%	11/07/36	318,000	335,881

Dominican Republic International Bonds

5.88% (2)	01/30/60	305,000	265,588

Ecuador Government International Bonds

6.90% (2)	07/31/35	239,849	222,587

Egypt Government International Bonds

7.30% (2)	09/30/33	275,000	266,615

7.30% (1)	09/30/33	78,000	75,622

El Salvador Government International Bonds

9.50% (2)	07/15/52	161,000	180,423

Gabon Government International Bonds

6.63% (1)	02/06/31	173,000	146,434

Ghana Government International Bonds

5.00% (1)	07/03/35	153,000	140,437

Hungary Government International Bonds

5.50% (2)	03/26/36	200,000	200,450

6.75% (2)	09/23/55	200,000	213,814

Ivory Coast Government International Bonds

6.13% (1)	06/15/33	288,000	281,148

Nigeria Government International Bonds

7.70% (1)	02/23/38	321,000	329,532

Oman Government International Bonds

6.75% (1)	01/17/48	180,000	196,330

Pakistan Government International Bonds

8.88% (1)	04/08/51	82,000	77,195

Panama Government International Bonds

6.40%	02/14/35	210,000	224,536

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

FOREIGN GOVERNMENT BONDS (Continued)

Republic of Kenya Government International Bonds

7.88% (2)	10/09/33	$400,000	$381,892

Romania Government International Bonds

6.38% (2)	01/30/34	432,000	436,942

7.63% (2)	01/17/53	186,000	198,339

Saudi Government International Bonds

5.00% (2)	01/18/53	390,000	336,227

5.00% (1)	01/18/53	92,000	79,315

Senegal Government International Bonds

6.25% (1)	05/23/33	221,000	124,735

Sri Lanka Government International Bonds

3.10% (2)	01/15/30	141,000	134,503

Ukraine Government International Bonds

3.00% (2)	02/01/36	350,000	178,777

Total Foreign Government Bonds

(Cost: $6,736,789)			6,998,770

ASSET-BACKED SECURITIES — 3.1%

Bear Mountain Park CLO Ltd. Series 2022-1A, Class BR

5.42% (3 mo. USD Term SOFR + 1.750%) (1),(4)	07/15/37	225,000	225,354

GoldenTree Loan Management U.S. CLO 11 Ltd. Series 2021-11A, Class AR

4.76% (3 mo. USD Term SOFR + 1.080%) (1),(4)	10/20/34	250,000	250,272

OHA Credit Funding 1 Ltd. Series 2018-1A, Class B1R

5.68% (3 mo. USD Term SOFR + 2.000%) (1),(4)	04/20/37	250,000	250,521

Rockford Tower CLO Ltd. Series 2020-1A, Class A1RR

4.77% (3 mo. USD Term SOFR + 1.090%) (1),(4)	01/20/36	250,000	250,053

Sixth Street CLO VIII Ltd. Series 2017-8A, Class A1R2

4.83% (3 mo. USD Term SOFR + 1.150%) (1),(4)	10/20/34	250,000	250,189

Total Asset-Backed Securities

(Cost: $1,242,034)			1,226,389

BANK LOANS — 29.8%

Advertising — 0.2%

Neptune Bidco U.S., Inc. 2026 USD Term Loan B

8.77% (3 mo. USD Term SOFR + 5.000%) (4)	02/03/33	100,000	98,131

Aerospace & Defense — 1.5%

Air Comm Corp. LLC 2025 Term Loan

6.42% (3 mo. USD Term SOFR + 2.750%) (4)	12/11/31	236,100	237,354

Issues	Maturity Date	Principal Amount	Value

Aerospace & Defense (Continued)

HDI Aerospace Intermediate Holding III Corp. Term Loan B

7.42% (3 mo. USD Term SOFR + 3.750%) (4)	02/11/32	$99,000	$99,577

TransDigm, Inc. 2025 Term Loan M

6.15% (1 mo. USD Term SOFR + 2.500%) (4)	08/19/32	248,750	249,456

			586,387

Airlines — 0.6%

Air Canada 2024 Term Loan B

5.41% (3 mo. USD Term SOFR + 1.750%) (4)	03/21/31	246,233	246,325

Auto Parts & Equipment — 0.0%

First Brands Group LLC 2025 PIK DIP Roll-Up Term Loan B

10.66% (1 mo. USD Term SOFR + 7.000%) (4)	06/29/26	99,720	392

Beverages — 0.8%

Arterra Wines Canada, Inc. 2020 Term Loan

7.46% (3 mo. USD Term SOFR + 3.500%) (4)	11/24/27	99,737	98,022

Celsius Holdings, Inc. 2025 Term Loan B

5.95% (3 mo. USD Term SOFR + 2.250%) (4)	04/01/32	96,736	97,351

Primo Brands Corp. 2026 Term Loan B

6.43% (3 mo. USD Term SOFR + 2.750%) (4)	03/31/31	100,000	100,746

			296,119

Biotechnology — 0.2%

Genmab AS Term Loan B

6.70% (3 mo. USD Term SOFR + 3.000%) (4)	12/13/32	97,500	98,225

Commercial Services — 3.0%

Amspec Parent LLC 2025 Term Loan

7.20% (3 mo. USD Term SOFR + 3.500%) (4)	12/22/31	99,749	99,843

ASP Dream Acquisition Co. LLC Term Loan B

8.00% (1 mo. USD Term SOFR + 4.250%) (4)	12/15/28	246,787	233,213

Fugue Finance BV 2026 USD Term Loan B

5.92% (3 mo. USD Term SOFR + 2.250%) (4)	01/09/32	166,991	166,699

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

Commercial Services (Continued)

Jupiter Buyer, Inc. 2024 Term Loan B

7.70% (3 mo. USD Term SOFR + 4.000%) (4)	11/01/31	$221,899	$223,147

Nuvei Technologies Corp. 2025 Repriced Term Loan B

6.15% (1 mo. USD Term SOFR + 2.500%) (4)	11/17/31	99,749	98,639

Priority Holdings LLC 2025 Term Loan B

7.40% (1 mo. USD Term SOFR + 3.750%) (4)	08/02/32	243,160	236,656

Trans Union LLC 2024 Term Loan B9

5.40% (1 mo. USD Term SOFR + 1.750%) (4)	06/24/31	123,438	123,592

			1,181,789

Computers — 0.7%

Surf Holdings LLC 2025 Incremental Term Loan

7.27% (1 mo. USD Term SOFR + 3.500%) (4)	03/05/27	246,730	239,482

Tempo Acquisition LLC 2025 Repriced Term Loan B

5.40% (1 mo. USD Term SOFR + 1.750%) (4)	08/31/28	49,874	37,087

			276,569

Cosmetics/Personal Care — 0.3%

Opal Bidco SAS USD Term Loan B4

6.70% (3 mo. USD Term SOFR + 3.000%) (4)	04/28/32	124,375	125,023

Distribution & Wholesale — 0.6%

BCPE Empire Holdings, Inc. 2026 10th Amendment Term Loan

7.15% (1 mo. USD Term SOFR + 3.500%) (4)	12/29/32	150,000	150,046

Gloves Buyer, Inc. 2025 Term Loan

7.65% (1 mo. USD Term SOFR + 4.000%) (4)	05/21/32	99,500	99,614

			249,660

Diversified Financial Services — 1.9%

Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6

5.41% (1 mo. USD Term SOFR + 1.750%) (4)	06/24/30	345,625	347,387

Blackhawk Network Holdings, Inc. 2026 Term Loan B

7.15% (1 mo. USD Term SOFR + 3.500%) (4)	03/12/29	172,384	171,061

Issues	Maturity Date	Principal Amount	Value

Diversified Financial Services (Continued)

Guggenheim Partners LLC 2024 Term Loan B

6.20% (3 mo. USD Term SOFR + 2.500%) (4)	11/26/31	$246,875	$247,801

			766,249

Electric — 1.1%

Potomac Energy Center LLC 2026 Term Loan B

6.41% (3 mo. USD Term SOFR + 2.750%) (4)	08/05/32	114,999	116,005

South Field LLC 2025 1st Lien Term Loan B

6.70% (3 mo. USD Term SOFR + 3.000%) (4)	08/29/31	286,170	287,780

South Field LLC 2025 1st Lien Term Loan C

6.70% (3 mo. USD Term SOFR + 3.000%) (4)	08/29/31	17,896	17,996

			421,781

Electrical Components & Equipment — 0.6%

Pelican Products, Inc. 2021 Term Loan

8.21% (3 mo. USD Term SOFR + 4.250%) (4)	12/29/28	248,701	236,014

Electronics — 0.9%

TCP Sunbelt Acquisition Co. 2024 Term Loan B

7.92% (3 mo. USD Term SOFR + 4.250%) (4)	10/24/31	345,625	346,057

Engineering & Construction — 1.0%

Astrion Group LLC 2024 Term Loan

8.70% (3 mo. USD Term SOFR + 5.000%) (4)	08/29/31	204,560	162,966

Holding Socotec SAS 2026 USD Term Loan B

6.38% (3 mo. USD Term SOFR + 2.750%) (4)	06/02/31	123,750	124,078

Legence Holdings LLC 2025 Repriced Term Loan B

5.90% (1 mo. USD Term SOFR + 2.250%) (4)	12/16/31	124,772	125,496

			412,540

Entertainment — 1.3%

City Football Group Ltd. 2024 Term Loan

7.43% (3 mo. USD Term SOFR + 3.500%) (4)	07/22/30	99,746	99,746

Great Canadian Gaming Corp. 2024 Term Loan B

8.44% (3 mo.USD Term SOFR + 4.750%) (4)	11/01/29	125,000	122,187

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Entertainment (Continued)

TKO Worldwide Holdings LLC 2025 Term Loan

5.66% (3 mo. USD Term SOFR + 2.000%) (4)	11/21/31	$149,623	$150,195

Voyager Parent LLC Repriced Term Loan B

7.95% (3 mo. USD Term SOFR + 4.250%) (4)	07/01/32	124,376	124,572

			496,700

Environmental Control — 0.3%

Heritage Environmental Services, Inc. 2026 Term Loan B

6.68% (3 mo. USD Term SOFR + 3.000%) (4)	04/01/33	100,000	100,500

Food — 1.4%

1440 Food Topco LLC Term Loan B

8.65% (1 mo. USD Term SOFR + 5.000%) (4)	10/31/31	123,492	99,504

BCPE North Star U.S. HoldCo 2, Inc. Term Loan

7.77% (1 mo. USD Term SOFR + 4.000%) (4)	06/09/28	147,682	147,382

United Natural Foods, Inc. 2024 Term Loan

8.40% (1 mo. USD Term SOFR + 4.750%) (4)	05/01/31	186,744	188,098

Upfield BV 2026 Term Loan B15

0.00% (8)	10/31/30	100,000	98,550

			533,534

Forest Products & Paper — 0.5%

Glatfelter Corp. Term Loan B

7.92% (3 mo. USD Term SOFR + 4.250%) (4)	11/04/31	224,865	217,107

Health Care-Products — 0.6%

Hologic, Inc. 2026 USD Term Loan B

5.92% (3 mo. USD Term SOFR + 2.250%) (4)	04/07/33	100,000	99,563

QuidelOrtho Corp. Term Loan A

5.90% (1 mo. USD Term SOFR + 2.250%) (4)	08/21/30	148,101	140,696

			240,259

Health Care-Services — 1.4%

Charlotte Buyer, Inc. 2025 Repriced Term Loan B

7.90% (1 mo. USD Term SOFR + 4.250%) (4)	02/11/28	99,747	99,740

Issues	Maturity Date	Principal Amount	Value

Health Care-Services (Continued)

Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B

9.16% (3 mo. USD Term SOFR + 5.500%) (4)	03/30/29	$121,866	$116,534

Heartland Dental LLC 2025 Term Loan

7.40% (1 mo. USD Term SOFR + 3.750%) (4)	08/25/32	248,125	248,623

ModivCare Buyer LLC Takeback Term Loan

8.70% (3 mo. USD Term SOFR + 5.000%) (4)	12/30/32	75,901	68,627

			533,524

Holding Companies—Diversified — 0.3%

GC Ferry Acquisition I, Inc. Term Loan

7.20% (3 mo. USD Term SOFR + 3.500%) (4)	08/16/32	106,504	106,386

Household Products/Wares — 0.3%

Lavender Dutch BorrowerCo BV USD Term Loan

6.95% (3 mo. USD Term SOFR + 3.250%) (4)	12/30/32	99,750	99,345

Insurance — 0.3%

Asurion LLC 2026 Term Loan B14

7.41% (3 mo. USD Term SOFR + 3.750%) (4)	02/23/33	130,000	128,118

Internet — 3.0%

Arches Buyer, Inc. 2021 Term Loan B

7.00% (1 mo. USD Term SOFR + 3.250%) (4)	12/06/27	48,315	48,321

Delivery Hero SE 2024 USD Term Loan B

8.64% (3 mo. USD Term SOFR + 5.000%) (4)	12/12/29	344,724	343,862

Magnite, Inc. 2025 Repriced Term Loan B

6.65% (1 mo. USD Term SOFR + 3.000%) (4)	02/06/31	280,214	277,552

MH Sub I LLC 2023 Term Loan

7.90% (1 mo. USD Term SOFR + 4.250%) (4)	05/03/28	205,945	190,287

PUG LLC 2024 Extended Term Loan B

8.40% (1 mo. USD Term SOFR + 4.750%) (4)	03/15/30	108,755	108,048

TripAdvisor, Inc. Term Loan

6.40% (1 mo. USD Term SOFR + 2.750%) (4)	07/08/31	123,434	115,966

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

Internet (Continued)

WatchGuard Technologies, Inc. Term Loan

8.90% (1 mo. USD Term SOFR + 5.250%) (4)	07/02/29	$99,742	$92,386

			1,176,422

Machinery-Construction & Mining — 0.6%

WEC U.S. Holdings Ltd. 2024 Term Loan

5.66% (1 mo. USD Term SOFR + 2.000%) (4)	01/27/31	246,241	247,053

Media — 0.7%

Charter Communications Operating LLC 2024 Term Loan B5

5.94% (3 mo. USD Term SOFR + 2.250%) (4)	12/15/31	123,438	123,508

Ziggo Financing Partnership 2025 Term Loan B

6.91% (6 mo. USD Term SOFR + 3.220%) (4)	01/15/33	150,000	148,988

			272,496

Miscellaneous Manufacturers — 0.6%

Cleanova U.S.Holdings LLC 2025 Term Loan B

8.42% (3 mo. USD Term SOFR + 4.750%) (4)	06/14/32	248,750	246,262

Office/Business Equipment — 0.5%

Xerox Holdings Corp. 2023 Non-CoOp Term Loan

7.73% (6 mo. USD Term SOFR + 4.000%) (4)	11/19/29	280,909	200,148

Retail — 1.3%

Peer Holding III BV 2025 USD Term Loan B

5.95% (3 mo. USD Term SOFR + 2.250%) (4)	10/14/32	250,000	250,531

Thermostat Purchaser III, Inc. 2024 Term Loan B

7.95% (3 mo. USD Term SOFR + 4.250%) (4)	08/31/28	248,106	243,920

			494,451

Software — 3.1%

Boxer Parent Co., Inc. 2025 USD Term Loan B

6.67% (3 mo. USD Term SOFR + 3.000%) (4)	07/30/31	99,748	92,620

Cast & Crew Payroll LLC 2021 Incremental Term Loan

7.41% (3 mo. USD Term SOFR + 3.750%) (4)	12/29/28	123,072	55,075

Issues	Maturity Date	Principal Amount		Value

Software (Continued)

Cloud Software Group, Inc. 2025 Term Loan B (2031)

6.95% (3 mo. USD Term SOFR + 3.250%) (4)	03/21/31		$247,506	$229,640

Cloudera, Inc. 2021 Term Loan

7.50% (1 mo. USD Term SOFR + 3.750%) (4)	10/08/28		74,481	67,312

Electronic Arts, Inc. Term Loan B

0.00% (8)	03/24/33		100,000	100,150

Planview Parent, Inc. 2024 1st Lien Term Loan

7.20% (3 mo. USD Term SOFR + 3.500%) (4)	12/17/27		99,747	77,086

Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B

6.95% (3 mo. USD Term SOFR + 3.250%) (4)	10/26/30		247,487	195,515

Quartz Acquireco LLC 2025 Term Loan B

5.95% (3 mo. USD Term SOFR + 2.250%) (4)	06/28/30		99,744	83,349

Renaissance Holding Corp. 2024 1st Lien Term Loan

7.66% (3 mo. USD Term SOFR + 4.000%) (4)	04/05/30		246,222	168,223

SolarWinds Holdings, Inc. 2025 Term Loan

7.67% (3 mo. USD Term SOFR + 4.000%) (4)	04/16/32		74,375	63,405

Tuple U.S. Bidco LLC Term Loan B

7.38% (6 mo. USD Term SOFR + 3.750%) (4)	01/18/33		100,000	98,000

				1,230,375

Telecommunications — 0.2%

GOGO Intermediate Holdings LLC Term Loan B

7.52% (1 mo. USD Term SOFR + 3.750%) (4)	04/30/28		100,000	89,891

Total Bank Loans

(Cost: $12,254,042)				11,753,832

Total Fixed Income Securities

(Cost: $37,955,169)				37,559,518

CONVERTIBLE SECURITIES — 0.0%

CONVERTIBLE CORPORATE BONDS — 0.0% (Cost: $7,196)

Commercial Services — 0.0%

Worldline SA (France)

0.00% (2),(5)	07/30/26	EUR	6,914	8,284

Total Convertible Securities

(Cost: $7,196)				8,284

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value

COMMON STOCK — 0.2%

Beverages — 0.1%

Luxco Co. Ltd.(9)	$1,312	$26,973

Health Care-Services — 0.1%

ModivCare, Inc.(9)	5,853	38,044

Total Common Stock

(Cost: $61,287)		65,017

MONEY MARKET INVESTMENTS — 0.9%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.60%(10)	196,659	196,659

Issues	Shares	Value

MONEY MARKET INVESTMENTS (Continued)

TCW Central Cash Fund, 3.69% (10),(11)	$171,341	$171,341

Total Money Market Investments

(Cost: $368,000)		368,000

Total Investments (96.5%)

(Cost: $38,391,652)		$38,000,819

Net Unrealized Appreciation (Depreciation) On Unfunded Commitments (12) (0.0%)		41

Excess Of Other Assets Over Liabilities (3.5%)		1,359,235

Net Assets (100.0%)		$39,360,095

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (13)
Goldman Sachs & Co.	EUR	448,641	06/26/26	$518,936	$527,798	$(8,862)

				$518,936	$527,798	$(8,862)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Market Value	Net Unrealized Appreciation (Depreciation)
Short Futures
4	10-Year U.S. Treasury Note Futures	06/18/26	$(461,383)	$(451,438)	$9,945
12	5-Year U.S. Treasury Note Futures	06/30/26	(1,309,094)	(1,294,031)	15,063
3	Euro-Bobl Futures	06/08/26	(414,377)	(406,494)	7,883
1	U.S. Ultra Long Bond Futures	06/18/26	(116,748)	(115,031)	1,717

			$(2,301,602)	$(2,266,994)	$34,608

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
PAC	Planned Amortization Class.
PIK	Payment In Kind.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
EUR	Euro Currency.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2026, the value of these securities amounted to $15,849,548 or 40.3% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Trust’s Board of Trustees.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2026, the value of these securities amounted to $5,355,891 or 13.6% of net assets.

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

April 30, 2026

(3)	Perpetual maturity.
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2026.
(5)	Security is not accruing interest.
(6)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(7)	Restricted security (Note 7).
(8)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(9)	Non-income producing security.
(10)	Rate disclosed is the 7-day net yield as of April 30, 2026.
(11)	Affiliated issuer.
(12)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(13)	Fund sells foreign currency, buys USD.

The summary of the TCW Multisector Credit Income ETF transactions in the affiliated funds for the period ended April 30, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2026	Value at April 30, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$3,462,341	$13,361,000	$16,652,000	171,341	$171,341	$13,910	$—	$—	$—

Total					$171,341	$13,910	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

Fair Valuation Summary (Unaudited)	April 30, 2026

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$17,580,527	$—	$17,580,527
Bank Loans	—	11,753,832	—	11,753,832
Foreign Government Bonds	—	6,998,770	—	6,998,770
Asset-Backed Securities	—	1,226,388	—	1,226,388

Total Fixed Income Securities	—	37,559,518	—	37,559,518

Convertible Securities
Convertible Corporate Bonds	—	8,284	—	8,284
Equity Securities
Money Market Investments	368,000	—	—	368,000
Common Stock	—	65,017	—	65,017

Total Equity Securities	368,000	65,017	—	433,017

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	$—	$41	$—	$41

Total Investments	$368,000	$37,632,860	$—	$38,000,860

Asset Derivatives
Futures Contracts
Interest Rate Risk	34,608	—	—	34,608

Total	$402,608	$37,632,860	$—	$38,035,468

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Schedule of Investments (Unaudited)	April 30, 2026

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 93.0% of Net Assets

BANK LOANS — 86.6%

Advertising — 0.8%

Advantage Sales & Marketing, Inc. 2026 First Out Term Loan

9.78% (3 mo. USD Term SOFR + 6.000%) (1)	04/19/30	$1,026,817	$843,278

Research Now Group, Inc. 2024 First Lien First Out Term Loan

8.91% (3 mo. USD Term SOFR + 5.000%) (1)	07/15/28	955,092	941,243

			1,784,521

Aerospace & Defense — 1.4%

Air Comm Corp. LLC 2025 Term Loan

6.42% (3 mo. USD Term SOFR + 2.750%) (1)	12/11/31	332,468	334,233

HDI Aerospace Intermediate Holding III Corp. Term Loan B

7.42% (3 mo. USD Term SOFR + 3.750%) (1)	02/11/32	1,226,940	1,234,093

PMI U.S. Bidco, Inc Delayed Draw Term Loan

0.00%	03/16/33	68,966	69,483

PMI U.S. Bidco, Inc Term Loan B

6.92% (3 mo. USD Term SOFR + 0.174%)	03/16/33	898,398	905,136

TransDigm, Inc. 2025 Term Loan M

6.15% (1 mo. USD Term SOFR + 2.500%) (1)	08/19/32	497,500	498,910

TransDigm, Inc. 2026 Term Loan N

0.00% (2)	02/13/33	197,970	198,522

			3,240,377

Agriculture — 0.2%

Alltech, Inc. 2025 Term Loan

8.02% (1 mo. USD Term SOFR + 4.250%) (1)	08/13/30	544,108	546,660

Airlines — 0.7%

Air Canada 2024 Term Loan B

5.41% (3 mo. USD Term SOFR + 1.750%) (1)	03/21/31	501,955	502,143

United Airlines, Inc. 2026 Term Loan B

5.40% (1 mo. USD Term SOFR + 1.750%) (1)	02/22/31	1,063,229	1,067,551

			1,569,694

Issues	Maturity Date	Principal Amount	Value

Apparel — 0.8%

ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B

5.90% (1 mo. USD Term SOFR + 2.250%) (1)	12/21/28	$1,169,758	$1,173,635

WH Borrower LLC 2025 Term Loan B

8.16% (3 mo. USD Term SOFR + 4.500%) (1)	02/20/32	636,253	637,946

			1,811,581

Auto Parts & Equipment — 0.0%

First Brands Group LLC 2025 PIK DIP Roll-Up Term Loan B

10.66% (1 mo. USD Term SOFR + 7.000%) (1)	06/29/26	556,475	2,190

Beverages — 2.3%

Arterra Wines Canada, Inc. 2020 Term Loan

7.46% (3 mo. USD Term SOFR + 3.500%) (1)	11/24/27	1,384,333	1,360,536

Naked Juice LLC 2025 FLFO Term Loan

9.20% (3 mo. USD Term SOFR + 5.500%) (1)	01/24/29	1,508,853	1,507,654

Pegasus BidCo BV 2025 USD Repriced Term Loan B

6.40% (3 mo. USD Term SOFR + 2.750%)	07/12/29	1,333,594	1,341,515

Primo Brands Corp. 2026 Term Loan B

6.43% (3 mo. USD Term SOFR + 2.750%) (1)	03/31/31	894,297	900,968

			5,110,673

Biotechnology — 1.7%

BioMarin Pharmaceutical, Inc. Term Loan B

0.00% (2)	04/27/33	1,197,350	1,202,217

Genmab AS Term Loan A

0.00% (2)	12/12/30	250,000	248,750

Genmab AS Term Loan B

6.70% (3 mo. USD Term SOFR + 3.000%) (1)	12/13/32	1,294,999	1,304,627

Grifols Worldwide Operations USA, Inc. 2026 USD Term Loan B

6.19% (6 mo. USD Term SOFR + 2.500%) (1)	04/14/33	1,000,000	1,003,480

			3,759,074

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Chemicals — 0.6%

Archroma Finance SARL 2023 USD Term Loan B2A

9.15% (1 mo. USD Term SOFR + 5.500%) (1)	06/30/27	$1,170,126	$1,070,665

Mativ Holdings, Inc. 2026 Term Loan B

8.15% (1 mo. USD Term SOFR + 4.500%) (1)	04/04/33	298,099	296,236

			1,366,901

Commercial Services — 9.2%

Albion Financing 3 SARL 2025 USD Term Loan

6.66% (3 mo. USD Term SOFR + 3.000%) (1)	05/21/31	526,727	529,953

Allied Universal Holdco LLC 2025 USD Term Loan B

6.90% (1 mo. USD Term SOFR + 3.250%) (1)	08/20/32	626,850	629,364

Amspec Parent LLC 2025 Term Loan

7.20% (3 mo. USD Term SOFR + 3.500%) (1)	12/22/31	1,039,415	1,040,392

APi Group DE, Inc. 2025 Term Loan

5.40% (1 mo. USD Term SOFR + 1.750%) (1)	01/03/29	1,205,701	1,210,729

ASP Dream Acquisition Co. LLC Term Loan B

8.00% (1 mo. USD Term SOFR + 4.250%) (1)	12/15/28	873,138	825,116

Belron Finance 2019 LLC 2026 Repriced Term Loan B

5.66% (3 mo. USD Term SOFR + 2.000%) (1)	10/16/31	968,265	974,118

Camelot U.S. Acquisition LLC 2024 Term Loan B

6.40% (1 mo. USD Term SOFR + 2.750%) (1)	01/31/31	546,558	514,617

Camelot U.S. Acquisition LLC 2025 Incremental Term Loan B

0.00% (2)	01/31/31	243,498	230,715

CCRR Parent, Inc. Term Loan B

8.18% (3 mo. USD Term SOFR + 4.250%) (1)	03/06/28	828,020	289,136

CHG Healthcare Services, Inc. 2026 Term Loan B

0.00% (2)	09/29/31	161,317	160,914

Crisis Prevention Institute, Inc. 2024 Term Loan B

7.70% (3 mo. USD Term SOFR + 4.000%) (1)	04/09/31	184,845	181,302

Issues	Maturity Date	Principal Amount	Value

Commercial Services (Continued)

DTI Holdco, Inc. 2025 Term Loan B

7.65% (1 mo. USD Term SOFR + 4.000%) (1)	04/26/29	$933,462	$849,837

Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan

7.20% (3 mo. USD Term SOFR + 3.500%) (1)	07/06/29	800,141	805,646

Herc Holdings, Inc. 2026 Term Loan B

5.40% (1 mo. USD Term SOFR + 1.750%) (1)	06/02/32	1,192,956	1,199,774

Inspired Finco Holdings Ltd. 2026 USD Term Loan B

6.41% (3 mo. USD Term SOFR + 2.750%) (1)	02/28/31	485,879	486,185

ION Platform Finance U.S., Inc. USD Term Loan

7.45% (3 mo. USD Term SOFR + 3.750%) (1)	10/07/32	750,000	603,480

Jupiter Buyer, Inc. 2024 Term Loan B

7.70% (3 mo. USD Term SOFR + 4.000%) (1)	11/01/31	1,051,967	1,057,885

Kelso Industries LLC Term Loan

9.40% (1 mo. USD Term SOFR + 5.750%) (1)	12/30/29	1,440,799	1,440,799

Lernen Bidco Ltd. 2025 USD Term Loan B3

7.41% (6 mo. USD Term SOFR + 3.500%) (1)	10/27/31	238,167	233,404

Nuvei Technologies Corp. 2025 Repriced Term Loan B

6.15% (1 mo. USD Term SOFR + 2.500%) (1)	11/17/31	406,028	401,513

Prime Security Services Borrower LLC 2024 1st Lien Term Loan B

5.66% (1 mo. USD Term SOFR + 2.000%) (1)	10/13/30	554,658	555,815

Prime Security Services Borrower LLC 2025 Incremental Term Loan B

5.41% (1 mo. USD Term SOFR + 1.750%) (1)	03/07/32	246,870	244,652

Priority Holdings LLC 2025 Term Loan B

7.40% (1 mo. USD Term SOFR + 3.750%) (1)	08/02/32	1,094,747	1,065,463

Prometric Holdings, Inc. 2025 Term Loan B

7.40% (1 mo. USD Term SOFR + 3.750%) (1)	06/25/32	995,873	997,272

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

Commercial Services (Continued)

Sabert Corp. 2024 Term Loan B

6.77% (1 mo. USD Term SOFR + 3.000%) (1)	12/10/26	$1,503,444	$1,505,324

Secretariat Advisors LLC 2025 Term Loan B

7.70% (3 mo. USD Term SOFR + 4.000%) (1)	02/28/32	135,731	133,695

TruGreen LP 2020 2nd Lien Term Loan

12.43% (3 mo. USD Term SOFR + 8.500%) (1)	11/02/28	500,000	462,917

TTF Holdings LLC 2024 Term Loan

7.38% (6 mo. USD Term SOFR + 3.750%) (1)	07/18/31	958,187	725,429

United Rentals, Inc. 2025 Repriced Term Loan B

5.15% (1 mo. USD Term SOFR + 1.500%) (1)	02/14/31	1,094,676	1,103,669

Veritiv Corp. Term Loan B

7.70% (3 mo. USD Term SOFR + 4.000%) (1)	12/02/30	484,273	469,970

			20,929,085

Computers — 1.9%

McAfee LLC 2024 USD 1st Lien Term Loan B

6.65% (1 mo. USD Term SOFR + 3.000%) (1)	03/01/29	1,255,160	1,109,248

NCR Atleos LLC 2025 Term Loan B

6.69% (3 mo. USD Term SOFR + 3.000%) (1)	04/16/29	1,160,100	1,161,184

Surf Holdings LLC 2025 Incremental Term Loan

7.27% (1 mo. USD Term SOFR + 3.500%) (1)	03/05/27	1,481,026	1,437,521

Tempo Acquisition LLC 2025 Repriced Term Loan B

5.40% (1 mo. USD Term SOFR + 1.750%) (1)	08/31/28	781,824	581,372

			4,289,325

Cosmetics/Personal Care — 1.4%

ACP Tara Holdings, Inc. 2025 Term Loan B

6.95% (3 mo. USD Term SOFR + 3.250%) (1)	12/15/32	771,524	774,610

Opal Bidco SAS USD Term Loan B4

6.70% (3 mo. USD Term SOFR + 3.000%) (1)	04/28/32	1,119,375	1,125,207

Issues	Maturity Date	Principal Amount	Value

Cosmetics/Personal Care (Continued)

Perrigo Investments LLC 2024 Term Loan B

5.65% (1 mo. USD Term SOFR + 2.000%) (1)	04/20/29	$1,278,299	$1,279,366

			3,179,183

Distribution & Wholesale — 1.7%

BCPE Empire Holdings, Inc. 2025 Term Loan B

6.90% (1 mo. USD Term SOFR + 3.250%) (1)	12/11/30	497,481	497,093

BCPE Empire Holdings, Inc. 2026 10th Amendment Term Loan

7.15% (1 mo. USD Term SOFR + 3.500%) (1)	12/29/32	500,000	500,155

Gloves Buyer, Inc. 2025 Term Loan

7.65% (1 mo. USD Term SOFR + 4.000%) (1)	05/21/32	1,247,500	1,248,929

Resideo Funding, Inc. 2024 1st Lien Term Loan B

5.66% (1 mo. USD Term SOFR + 2.000%) (1)	02/11/28	292,778	294,119

VSE Corp. Term Loan B

0.00% (2)	03/17/33	1,250,000	1,257,294

			3,797,590

Diversified Financial Services — 2.3%

Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6

5.41% (1 mo. USD Term SOFR + 1.750%) (1)	06/24/30	980,094	985,092

Blackhawk Network Holdings, Inc. 2026 Term Loan B

7.15% (1 mo. USD Term SOFR + 3.500%) (1)	03/12/29	480,091	476,406

Corpay Technologies Operating Co. LLC Term Loan B5

5.40% (1 mo. USD Term SOFR + 1.750%) (1)	04/28/28	1,603,997	1,608,007

Edelman Financial Engines Center LLC 2026 Term Loan B

0.00% (2)	12/01/31	265,000	265,662

Guggenheim Partners LLC 2024 Term Loan B

6.20% (3 mo. USD Term SOFR + 2.500%) (1)	11/26/31	651,357	653,800

Jane Street Group LLC 2024 Term Loan B1

5.67% (3 mo. USD Term SOFR + 2.000%) (1)	12/15/31	473,744	473,507

Jupiter Borrower, Inc. Term Loan B

0.00% (2)	03/25/33	400,000	402,000

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Diversified Financial Services (Continued)

Setanta Aircraft Leasing DAC 2024 Term Loan B

5.45% (3 mo. USD Term SOFR + 1.750%) (1)	11/05/28	$420,583	$423,641

			5,288,115

Electric — 2.7%

Alpha Generation LLC Term Loan B

5.40% (1 mo. USD Term SOFR + 1.750%) (1)	09/30/31	370,606	371,062

Astoria Energy LLC 2025 Term Loan B

5.95% (3 mo. USD Term SOFR + 2.250%) (1)	06/23/32	470,105	472,346

Carroll County Energy LLC 2025 Repriced Term Loan

6.45% (3 mo. USD Term SOFR + 2.750%) (1)	06/30/31	494,237	498,253

Compass Power Generation LLC 2025 Term Loan B

6.90% (1 mo. USD Term SOFR + 3.250%) (1)	04/14/29	1,391,891	1,405,984

Cornerstone Generation LLC Term Loan B

5.91% (3 mo. USD Term SOFR + 2.250%) (1)	08/11/32	1,121,230	1,125,637

Indeck Niles LLC Term Loan B

6.42% (3 mo. USD Term SOFR + 2.750%) (1)	03/09/33	750,000	753,750

Potomac Energy Center LLC 2026 Term Loan B

6.41% (3 mo. USD Term SOFR + 2.750%) (1)	08/05/32	551,994	556,824

South Field LLC 2025 1st Lien Term Loan B

6.70% (3 mo. USD Term SOFR + 3.000%) (1)	08/29/31	650,362	654,020

South Field LLC 2025 1st Lien Term Loan C

6.70% (3 mo. USD Term SOFR + 3.000%) (1)	08/29/31	40,671	40,899

Talen Energy Supply LLC 2023 Term Loan B

6.15% (3 mo. USD Term SOFR + 2.500%) (1)	05/17/30	268,595	269,839

			6,148,614

Electrical Components & Equipment — 1.0%

AZZ, Inc. Term Loan B

5.40% (1 mo. USD Term SOFR + 1.750%) (1)	05/13/29	523,355	526,246

Issues	Maturity Date	Principal Amount	Value

Electrical Components & Equipment (Continued)

Energizer Holdings, Inc. 2025 Term Loan B

5.65% (1 mo. USD Term SOFR + 2.000%) (1)	03/19/32	$221,962	$222,702

Pelican Products, Inc. 2021 Term Loan

8.21% (3 mo. USD Term SOFR + 4.250%) (1)	12/29/28	1,699,681	1,612,972

			2,361,920

Electronics — 1.8%

Coherent Corp. 2025 Term Loan B2

5.40% (1 mo. USD Term SOFR + 1.750%) (1)	07/02/29	685,758	688,330

LSF12 Crown U.S. Commercial Bidco LLC 2026 Term Loan B

6.66% (1 mo. USD Term SOFR + 3.000%) (1)	12/02/31	920,172	926,498

Mirion Technologies, Inc. 2025 Repriced Term Loan B

5.70% (3 mo. USD Term SOFR + 2.000%) (1)	06/04/32	1,000,000	1,005,000

TCP Sunbelt Acquisition Co. 2024 Term Loan B

7.92% (3 mo. USD Term SOFR + 4.250%) (1)	10/24/31	1,481,250	1,483,101

			4,102,929

Engineering & Construction — 2.0%

Astrion Group LLC 2024 Term Loan

8.70% (3 mo. USD Term SOFR + 5.000%) (1)	08/29/31	1,387,614	1,105,463

DG Investment Intermediate Holdings 2, Inc. 2025 Term Loan

6.90% (1 mo. USD Term SOFR + 3.250%) (1)	07/09/32	854,167	856,307

Holding Socotec SAS 2026 USD Term Loan B

6.38% (3 mo. USD Term SOFR + 2.750%) (1)	06/02/31	500,180	501,508

ITG Communications LLC Term Loan B

8.45% (3 mo. USD Term SOFR + 4.750%) (1)	07/09/31	1,396,219	1,392,728

Legence Holdings LLC 2025 Repriced Term Loan B

5.90% (1 mo. USD Term SOFR + 2.250%) (1)	12/16/31	533,464	536,558

SBA Senior Finance II LLC 2024 Term Loan B

5.41% (1 mo. USD Term SOFR + 1.750%) (1)	01/25/31	232,409	233,741

			4,626,305

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

Entertainment — 8.7%

Allwyn Entertainment Financing U.S. LLC 2025 1st Lien Term Loan B

6.16% (3 mo. USD Term SOFR + 2.500%) (1)	11/24/32	$202,686	$200,755

Allwyn Entertainment Financing U.S. LLC 2025 Term Loan B

5.67% (3 mo. USD Term SOFR + 2.000%) (1)	06/02/31	645,695	634,128

Banijay Entertainment SAS 2025 USD Term Loan B3

6.41% (1 mo. USD Term SOFR + 2.750%) (1)	03/01/28	957,537	963,527

Betclic Everest Group SAS 2026 Term Loan B

0.00% (2)	12/10/31	512,000	515,200

Caesars Entertainment, Inc. 2022 Term Loan A

2.00% (3 mo. USD Term SOFR + 2.000%) (1)	01/31/28	270,956	268,134

Caesars Entertainment, Inc. Term Loan B

5.90% (1 mo. USD Term SOFR + 2.250%) (1)	02/06/30	1,073,462	1,044,392

Churchill Downs, Inc. 2021 Incremental Term Loan B1

5.40% (1 mo. USD Term SOFR + 1.750%) (1)	03/17/28	1,293,507	1,296,740

City Football Group Ltd. 2024 Term Loan

7.43% (3 mo. USD Term SOFR + 3.500%) (1)	07/22/30	1,242,335	1,242,335

Delta 2 Lux SARL 2024 Term Loan B1

5.45% (3 mo. USD Term SOFR + 1.750%) (1)	09/30/31	1,366,667	1,371,108

DK Crown Holdings, Inc. 2025 Term Loan B

5.41% (1 mo. USD Term SOFR + 1.750%) (1)	03/04/32	1,237,500	1,240,934

EOC Borrower LLC Term Loan A

7.40% (1 mo. USD Term SOFR + 3.750%) (1)	03/24/28	285,834	286,550

EOC Borrower LLC Term Loan B

6.40% (1 mo. USD Term SOFR + 2.750%) (1)	03/24/32	565,725	568,766

Flutter Financing BV 2024 Term Loan B

5.45% (3 mo. USD Term SOFR + 1.750%) (1)	11/30/30	1,278,666	1,277,068

Issues	Maturity Date	Principal Amount	Value

Entertainment (Continued)

Great Canadian Gaming Corp. 2024 Term Loan B

8.44% (3 mo. USD Term SOFR + 4.750%) (1)	11/01/29	$1,372,458	$1,341,578

GVC Holdings Gibraltar Ltd. 2025 Term Loan B6 (2029)

5.95% (3 mo. USD Term SOFR + 2.250%) (1)	10/31/29	1,341,380	1,344,840

Herschend Entertainment Co. LLC 2026 Term Loan B

6.15% (1 mo. USD Term SOFR + 2.500%) (1)	05/27/32	341,680	343,575

J&J Ventures Gaming LLC 2025 Repriced Term Loan B

7.15% (1 mo. USD Term SOFR + 3.500%) (1)	04/26/30	1,232,547	1,227,154

Light and Wonder International, Inc. 2026 Term Loan B

5.65% (1 mo. USD Term SOFR + 2.000%) (1)	04/16/29	771,830	773,277

PCI Gaming Authority Term Loan

5.65% (1 mo. USD Term SOFR + 2.000%) (1)	07/18/31	783,829	787,642

TKO Worldwide Holdings LLC 2025 Term Loan

5.66% (3 mo. USD Term SOFR + 2.000%) (1)	11/21/31	1,813,306	1,820,233

Voyager Parent LLC Repriced Term Loan B

7.95% (3 mo. USD Term SOFR + 4.250%) (1)	07/01/32	1,220,880	1,222,803

			19,770,739

Environmental Control — 2.0%

Action Environmental Group, Inc. 2023 Term Loan B

6.69% (3 mo. USD Term SOFR + 3.000%) (1)	10/24/30	698,057	698,581

Heritage Environmental Services, Inc. 2026 Term Loan B

6.68% (3 mo. USD Term SOFR + 3.000%) (1)	04/01/33	735,000	738,675

Heritage-Crystal Clean, Inc. Term Loan B

7.46% (3 mo. USD Term SOFR + 3.750%) (1)	10/17/30	1,147,935	1,153,675

MIP V Waste Holdings LLC 2025 Term Loan B

6.41% (3 mo. USD Term SOFR + 2.750%) (1)	08/20/32	1,191,000	1,197,699

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Environmental Control (Continued)

Reworld Holding Corp. 2025 1st Lien Term Loan C

5.91% (1 mo. USD Term SOFR + 2.250%) (1)	01/15/31	$12,593	$12,621

Reworld Holding Corp. 2025 Term Loan B1

5.91% (1 mo. USD Term SOFR + 2.250%) (1)	01/15/31	77,495	77,671

Reworld Holding Corp. Term Loan B

5.90% (1 mo. USD Term SOFR + 2.250%) (1)	11/30/28	555,657	557,105

			4,436,027

Food — 3.0%

1440 Food Topco LLC Term Loan B

8.65% (1 mo. USD Term SOFR + 5.000%) (1)	10/31/31	629,389	507,130

B&G Foods, Inc. 2024 Term Loan B

0.00% (2)	10/10/29	200,000	193,688

BCPE North Star U.S. HoldCo 2, Inc. Term Loan

7.77% (1 mo. USD Term SOFR + 4.000%) (1)	06/09/28	727,949	726,471

C&S Wholesale Grocers, Inc. Term Loan B

8.70% (3 mo. USD Term SOFR + 5.000%) (1)	09/20/30	995,000	971,369

Chobani LLC 2025 Term Loan B

5.90% (1 mo. USD Term SOFR + 2.250%) (1)	10/28/32	621,460	625,676

Nourish Buyer I, Inc. 2026 Repriced Term Loan B

7.67% (3 mo. USD Term SOFR + 4.000%) (1)	07/09/32	997,500	1,006,228

Snacking Investments Bidco Pty. Ltd. 2025 Term Loan B

6.66% (3 mo. USD Term SOFR + 3.000%) (1)	10/29/32	498,750	500,775

United Natural Foods, Inc. 2024 Term Loan

8.40% (1 mo. USD Term SOFR + 4.750%) (1)	05/01/31	1,300,673	1,310,103

Upfield BV 2026 Term Loan B15

0.00% (2)	10/31/30	1,055,656	1,040,349

			6,881,789

Food Service — 0.6%

Aramark Services, Inc. 2025 Repriced Term Loan

5.40% (1 mo. USD Term SOFR + 1.750%) (1)	04/06/28	1,354,490	1,360,693

Issues	Maturity Date	Principal Amount	Value

Forest Products & Paper — 0.3%

Glatfelter Corp. Term Loan B

7.92% (3 mo. USD Term SOFR + 4.250%) (1)	11/04/31	$636,290	$614,338

Health Care-Products — 1.8%

Antylia Scientific Term Loan

0.00% (2),(1)	05/27/32	500,000	495,938

Hologic, Inc. 2026 USD Term Loan B

5.92% (3 mo. USD Term SOFR + 2.250%) (1)	04/07/33	1,150,000	1,144,974

Medline Borrower LP 2025 Incremental Term Loan B

5.40% (1 mo. USD Term SOFR + 1.750%) (1)	10/23/30	1,246,859	1,253,150

QuidelOrtho Corp. Delayed Draw Term Loan A

0.30%	08/21/30	84,807	80,566

QuidelOrtho Corp. Term Loan A

5.90% (1 mo. USD Term SOFR + 2.250%) (1)	08/21/30	1,098,996	1,044,047

			4,018,675

Health Care-Services — 6.5%

Acadia Healthcare Co., Inc. Term Loan A

5.65% (1 mo. USD Term SOFR + 2.000%) (1)	02/28/30	1,490,446	1,460,637

ADMI Corp. 2021 Incremental Term Loan B3

7.52% (1 mo. USD Term SOFR + 3.750%) (1)	12/23/27	497,396	467,552

ADMI Corp. 2023 Term Loan B5

9.40% (1 mo. USD Term SOFR + 5.750%) (1)	12/23/27	499,583	473,355

AHP Health Partners, Inc. 2025 Term Loan B

5.90% (1 mo. USD Term SOFR + 2.250%) (1)	09/20/32	497,500	500,040

Charlotte Buyer, Inc. 2025 Repriced Term Loan B

7.90% (1 mo. USD Term SOFR + 4.250%) (1)	02/11/28	949,090	949,018

Concentra Health Services, Inc. 2025 Repriced Term Loan B

5.65% (1 mo. USD Term SOFR + 2.000%) (1)	07/26/31	791,051	795,833

Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B

7.91% (3 mo. USD Term SOFR + 4.250%) (1)	03/30/29	258,421	247,061

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

Health Care-Services (Continued)

Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B

9.16% (3 mo. USD Term SOFR + 5.500%) (1)	03/30/29	$1,265,395	$1,210,034

Fortrea Holdings, Inc. Term Loan B

7.16% (3 mo. USD Term SOFR + 3.500%) (1)	07/01/30	1,349,041	1,303,849

Heartland Dental LLC 2025 Term Loan

7.40% (1 mo. USD Term SOFR + 3.750%) (1)	08/25/32	1,202,368	1,204,778

Help At Home, Inc. 2024 Term Loan B

8.65% (1 mo. USD Term SOFR + 5.000%) (1)	09/24/31	298,489	271,028

Lumexa Imaging, Inc. Term Loan B

6.70% (3 mo. USD Term SOFR + 3.000%) (1)	12/17/32	862,242	867,226

ModivCare Buyer LLC Takeback Term Loan

8.70% (3 mo. USD Term SOFR + 5.000%) (1)	12/30/32	233,873	211,460

NAPA Management Services Corp. Term Loan B

9.00% (1 mo. USD Term SOFR + 5.250%) (1)	02/23/29	1,036,802	655,855

Option Care Health, Inc. 2025 Term Loan B

5.40% (1 mo. USD Term SOFR + 1.750%) (1)	09/22/32	534,045	537,116

Pediatric Associates Holding Co. LLC 2023 Incremental Term Loan

8.43% (3 mo. USD Term SOFR + 4.500%) (1)	12/29/28	347,466	346,163

Pluto Acquisition I, Inc. 2024 First Out Superpriority Term Loan

9.21% (3 mo. USD Term SOFR + 5.500%) (1)	06/20/28	1,116,653	1,132,705

Sotera Health Holdings LLC 2025 Term Loan B

6.15% (1 mo. USD Term SOFR + 2.500%) (1)	05/30/31	998,747	1,003,950

U.S. Fertility Enterprises LLC 2025 Term Loan

7.15% (1 mo. USD Term SOFR + 3.500%) (1)	12/30/32	1,085,526	1,091,904

			14,729,564

Issues	Maturity Date	Principal Amount	Value

Holding Companies - Diversified — 0.3%

Emerald X, Inc. 2025 Term Loan B1

0.00% (2)	01/30/32	$250,000	$250,937

GC Ferry Acquisition I, Inc. Term Loan

7.20% (3 mo. USD Term SOFR + 3.500%) (1)	08/16/32	426,016	425,543

			676,480

Household Products/Wares — 0.3%

Lavender Dutch BorrowerCo BV USD Term Loan

6.95% (3 mo. USD Term SOFR + 3.250%) (1)	12/30/32	763,750	760,649

Insurance — 0.1%

Asurion LLC 2024 Term Loan B12

7.90% (1 mo. USD Term SOFR + 4.250%) (1)	09/19/30	123,744	124,043

Internet — 2.5%

Arches Buyer, Inc. 2021 Term Loan B

7.00% (1 mo. USD Term SOFR + 3.250%) (1)	12/06/27	498,684	498,747

Barracuda Networks, Inc. 2022 Term Loan

8.16% (3 mo. USD Term SOFR + 4.500%) (1)	08/15/29	850,031	586,687

Delivery Hero SE 2024 USD Term Loan B

8.64% (3 mo. USD Term SOFR + 5.000%) (1)	12/12/29	1,467,245	1,463,577

Hoya Midco LLC 2025 Term Loan B

5.91% (3 mo. USD Term SOFR + 2.250%) (1)	02/01/29	1,091,463	431,810

MH Sub I LLC 2023 Term Loan

7.90% (1 mo. USD Term SOFR + 4.250%) (1)	05/03/28	260,002	240,235

MH Sub I LLC 2024 Term Loan B4

7.90% (1 mo. USD Term SOFR + 4.250%) (1)	12/31/31	246,972	195,862

PUG LLC 2024 Extended Term Loan B

8.40% (1 mo. USD Term SOFR + 4.750%) (1)	03/15/30	717,510	712,846

WatchGuard Technologies, Inc. Term Loan

8.90% (1 mo. USD Term SOFR + 5.250%) (1)	07/02/29	1,459,454	1,351,819

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Internet (Continued)

WeddingWire, Inc. 2024 Term Loan B

7.40% (1 mo. USD Term SOFR + 3.750%) (1)	01/31/28	$369,063	$311,216

			5,792,799

Investment Companies — 0.3%

AAL Delaware Holdco, Inc. 2025 Term Loan

6.40% (1 mo. USD Term SOFR + 2.750%) (1)	07/30/31	698,250	702,370

Leisure Time — 1.1%

Alterra Mountain Co. 2025 Term Loan B8

6.15% (1 mo. USD Term SOFR + 2.500%) (1)	05/31/30	461,242	463,163

Alterra Mountain Co. 2025 Term Loan B9

6.15% (1 mo. USD Term SOFR + 2.500%) (1)	08/17/28	794,847	797,331

Arcis Golf LLC 2025 Term Loan B

6.40% (1 mo. USD Term SOFR + 2.750%) (1)	11/24/28	1,256,236	1,262,913

Lakeland Tours LLC 2026 2nd Lien Term Loan A

9.00%	03/29/30	310,590	68,330

			2,591,737

Lodging — 0.8%

Four Seasons Hotels Ltd. 2025 Term Loan B

5.40% (1 mo. USD Term SOFR + 1.750%) (1)	09/22/32	385,187	388,654

Hilton Domestic Operating Co., Inc. 2023 Term Loan B4

5.40% (1 mo. USD Term SOFR + 1.750%) (1)	11/08/30	1,000,000	1,005,985

Station Casinos LLC 2024 Term Loan B

0.00% (2),(1)	03/14/31	500,000	501,863

			1,896,502

Machinery-Construction & Mining — 1.3%

Tenaska Westmoreland Management LLC Term Loan B

5.88% (3 mo. USD Term SOFR + 2.250%) (1)	02/18/33	780,525	783,452

Terex Corp. 2025 Term Loan

5.40% (1 mo. USD Term SOFR + 1.750%) (1)	10/08/31	794,000	799,213

Issues	Maturity Date	Principal Amount	Value

Machinery-Construction & Mining (Continued)

WEC U.S. Holdings Ltd. 2024 Term Loan

5.66% (1 mo. USD Term SOFR + 2.000%) (1)	01/27/31	$1,280,684	$1,284,910

			2,867,575

Machinery-Diversified — 1.0%

Bettcher Industries, Inc. 2026 Term Loan

7.68% (3 mo. USD Term SOFR + 4.000%) (1)	04/15/33	1,380,000	1,390,350

Engineered Machinery Holdings, Inc. 2025 USD Term Loan

6.95% (3 mo. USD Term SOFR + 3.250%) (1)	11/26/32	191,157	192,675

LSF12 Helix Parent LLC USD Term Loan B

7.15% (1 mo. USD Term SOFR + 3.500%) (1)	02/10/33	91,972	92,134

Pro Mach Group, Inc. 2025 1st Lien Term Loan B

6.40% (1 mo. USD Term SOFR + 2.750%) (1)	10/15/32	498,750	501,256

			2,176,415

Media — 1.7%

Charter Communications Operating LLC 2024 Term Loan B5

5.94% (3 mo. USD Term SOFR + 2.250%) (1)	12/15/31	738,741	739,166

MJH Healthcare Holdings LLC 2025 Repriced Term Loan B

6.40% (1 mo. USD Term SOFR + 2.750%) (1)	01/29/29	497,494	473,087

NEP Group, Inc. 2025 Term Loan B

8.15% (1 mo. USD Term SOFR + 4.500%) (1)	10/17/31	726,870	657,639

Telenet Financing USD LLC 2020 USD Term Loan AR

5.77% (1 mo. USD Term SOFR + 2.000%) (1)	04/28/28	361,146	359,916

Virgin Media Bristol LLC 2020 USD Term Loan Q

7.02% (1 mo. USD Term SOFR + 3.250%) (1)	01/31/29	1,000,666	982,323

Virgin Media Bristol LLC 2023 USD Term Loan Y

6.97% (6 mo. USD Term SOFR + 3.175%) (1)	03/31/31	700,000	656,761

			3,868,892

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

Metal Fabricate & Hardware — 0.3%

TMS International Corp. 2025 Term Loan B

7.16% (3 mo. USD Term SOFR + 3.500%) (1)	03/04/30	$750,000	$751,875

Mining — 0.2%

American Rock Salt Co. LLC 2024 First Out Term Loan

10.77% (1 mo. USD Term SOFR + 7.000%) (1)	06/09/28	536,390	540,010

Miscellaneous Manufacturers — 0.8%

Cleanova U.S. Holdings LLC 2025 Term Loan B

8.42% (3 mo. USD Term SOFR + 4.750%) (1)	06/14/32	919,752	910,554

Plastipak Packaging, Inc. 2025 Term Loan B

6.15% (1 mo. USD Term SOFR + 2.500%) (1)	09/24/32	837,784	836,561

			1,747,115

Office/Business Equipment — 0.4%

Xerox Holdings Corp. 2023 Non-CoOp Term Loan

7.73% (6 mo. USD Term SOFR + 4.000%) (1)	11/19/29	1,167,528	831,864

Oil & Gas — 0.5%

Apro LLC 2024 Term Loan B

7.40% (1 mo. USD Term SOFR + 3.750%) (1)	07/09/31	460,849	463,872

Liquid Tech Solutions LLC 2025 Delayed Draw Term Loan

1.00%	10/12/32	46,440	46,420

Liquid Tech Solutions LLC 2025 Term Loan

7.16% (1 mo. USD Term SOFR + 3.500%) (1)	10/12/32	680,341	680,055

			1,190,347

Packaging & Containers — 1.7%

Amneal Pharmaceuticals LLC 2026 Term Loan

6.65% (1 mo. USD Term SOFR + 3.000%) (1)	08/01/32	1,044,750	1,050,627

Balcan Innovations, Inc. Term Loan B

8.40% (1 mo. USD Term SOFR + 4.750%) (1)	10/18/31	1,485,000	998,663

Clydesdale Acquisition Holdings, Inc. Term Loan B

6.83% (1 mo. USD Term SOFR + 3.175%) (1)	04/13/29	852,000	815,206

Issues	Maturity Date	Principal Amount	Value

Packaging & Containers (Continued)

Dechra Pharmaceuticals Holdings Ltd. 2026 USD Term Loan B3

6.39% (6 mo. USD Term SOFR + 2.750%) (1)	01/27/32	$873,032	$876,127

TricorBraun Holdings, Inc. 2021 Term Loan

0.00% (2)	03/03/31	125,000	119,935

			3,860,558

Pharmaceuticals — 2.4%

Alkermes, Inc. 2026 Term Loan B

6.40% (1 mo. USD Term SOFR + 2.750%) (1)	08/12/31	1,170,865	1,181,116

Elanco Animal Health, Inc. 2025 Term Loan B

5.41% (1 mo. USD Term SOFR + 1.750%) (1)	10/31/32	650,000	652,743

Jazz Financing Lux SARL 2024 1st Lien Term Loan B2

5.90% (1 mo. USD Term SOFR + 2.250%) (1)	05/05/28	1,232,927	1,240,035

Paradigm Parent LLC 1st Lien Term Loan

8.20% (3 mo. USD Term SOFR + 4.500%) (1)	04/16/32	1,268,625	1,107,275

RxBenefits, Inc. 2025 Term Loan

8.65% (1 mo. USD Term SOFR + 5.000%) (1)	12/23/30	1,000,000	1,003,750

Southern Veterinary Partners LLC 2025 Term Loan B

6.15% (1 mo. USD Term SOFR + 2.500%) (1)	12/04/31	249,373	249,204

			5,434,123

Pipelines — 3.1%

Birdsboro Power LLC Term Loan

6.95% (3 mo. USD Term SOFR + 3.250%) (1)	10/08/32	342,891	344,176

Calcasieu Pass Funding LLC 2026 Term Loan B

6.95% (6 mo. USD Term SOFR + 3.250%) (1)	04/11/33	882,863	886,726

Colossus Acquireco LLC Term Loan B

5.38% (3 mo. USD Term SOFR + 1.750%) (1)	07/30/32	1,000,000	1,001,250

Crescent Midstream Operating LLC Term Loan B

7.42% (3 mo. USD Term SOFR + 3.750%) (1)	02/18/33	1,025,000	1,031,837

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Pipelines (Continued)

Freeport LNG Investments LLLP 2026 Term Loan B

6.93% (3 mo. USD Term SOFR + 3.250%) (1)	02/11/33	$785,617	$787,828

ITT Holdings LLC 2026 Term Loan B

5.63% (1 mo. USD Term SOFR + 1.975%) (1)	10/11/30	996,901	999,643

Stonepeak Bayou Holdings LP Term Loan B

6.45% (3 mo. USD Term SOFR + 2.750%) (1)	10/01/32	560,667	555,060

Traverse Midstream Partners LLC 2026 Term Loan B

0.00% (2)	04/21/33	500,000	501,407

Venture Global Calcasieu Pass LLC Term Loan

0.00% (2)	08/19/26	973,138	973,445

			7,081,372

Real Estate — 0.2%

Hill Top Energy Center LLC Term Loan B

6.90% (1 mo. USD Term SOFR + 3.250%) (1)	06/26/32	484,438	487,769

REIT — 1.0%

Iron Mountain, Inc. 2022 Term Loan A

5.40% (1 mo. USD Term SOFR + 1.750%) (1)	03/18/30	401,405	398,226

OEG Borrower LLC 2024 Term Loan B

7.19% (3 mo. USD Term SOFR + 3.500%) (1)	06/30/31	1,215,823	1,224,942

Outfront Media Capital LLC 2025 Term Loan B

5.65% (1 mo. USD Term SOFR + 2.000%) (1)	09/24/32	748,893	753,341

			2,376,509

Retail — 5.6%

1011778 BC Unlimited Liability Co. 2024 Term Loan B6

5.40% (1 mo. USD Term SOFR + 1.750%) (1)	09/20/30	947,501	949,571

Burlington Coat Factory Warehouse Corp. 2024 Term Loan B

5.40% (1 mo. USD Term SOFR + 1.750%) (1)	09/24/31	494,975	495,594

BW Gas & Convenience Holdings LLC 2021 Term Loan B

7.27% (1 mo. USD Term SOFR + 3.500%) (1)	03/31/28	1,065,230	1,067,003

Issues	Maturity Date	Principal Amount	Value

Retail (Continued)

K-Mac Holdings Corp. 2025 Add-on Term Loan

6.90% (1 mo. USD Term SOFR + 3.250%) (1)	07/21/28	$1,367,086	$1,377,155

KFC Holding Co. 2021 Term Loan B

5.53% (1 mo. USD Term SOFR + 1.750%) (1)	03/15/28	1,204,939	1,211,265

Men’s Wearhouse, Inc. 2026 Term Loan B

9.41% (3 mo. USD Term SOFR + 5.750%) (1)	01/28/31	1,000,000	1,010,315

Michaels Cos., Inc. 2026 Term Loan B

8.67% (3 mo. USD Term SOFR + 5.000%) (1)	03/15/33	400,000	396,542

Murphy USA, Inc. Term Loan B

5.41% (1 mo. USD Term SOFR + 1.750%) (1)	04/07/32	746,250	752,780

Pacific Bells LLC 2024 Repriced Term Loan B

7.20% (3 mo. USD Term SOFR + 3.500%) (1)	11/13/28	1,315,882	1,325,751

Peer Holding III BV 2025 USD Term Loan B4B

6.20% (3 mo. USD Term SOFR + 2.500%) (1)	10/28/30	1,745,769	1,753,188

Raising Cane’s Restaurants LLC 2025 Term Loan B

0.00% (2),(1)	11/03/32	500,000	501,095

Splat Super Holdco LLC 2025 Term Loan

8.65% (1 mo. USD Term SOFR + 5.000%) (1)	07/02/32	1,266,024	1,107,771

Thermostat Purchaser III, Inc. 2024 Term Loan B

7.95% (3 mo. USD Term SOFR + 4.250%) (1)	08/31/28	740,576	728,079

			12,676,109

Software — 4.4%

Avison Young Canada, Inc. 2024 Third Out Term Loan

11.39% (3 mo. USD Term SOFR + 7.500%) (1)	03/12/29	173,865	37,091

Boxer Parent Co., Inc. 2025 USD Term Loan B

6.67% (3 mo. USD Term SOFR + 3.000%) (1)	07/30/31	648,363	602,031

Cast & Crew Payroll LLC 2021 Incremental Term Loan

7.41% (3 mo. USD Term SOFR + 3.750%) (1)	12/29/28	1,161,743	519,886

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

April 30, 2026

Issues	Maturity Date	Principal Amount	Value

Software (Continued)

Cloud Software Group, Inc. 2025 Term Loan B (2031)

6.95% (3 mo. USD Term SOFR + 3.250%) (1)	03/21/31	$361,450	$335,359

Cloudera, Inc. 2021 Term Loan

7.50% (1 mo. USD Term SOFR + 3.750%) (1)	10/08/28	1,154,443	1,043,334

Darktrace PLC 1st Lien Term Loan

6.93% (3 mo. USD Term SOFR + 3.250%) (1)	10/09/31	542,005	510,956

Electronic Arts, Inc. Term Loan B

0.00% (2)	03/24/33	500,000	500,750

EP Purchaser LLC 2023 Term Loan B

8.29% (3 mo. USD Term SOFR + 4.500%) (1)	11/06/28	920,237	609,331

Planview Parent, Inc. 2024 1st Lien Term Loan

7.20% (3 mo. USD Term SOFR + 3.500%) (1)	12/17/27	1,593,808	1,231,719

Playtika Holding Corp. 2021 Term Loan B1

6.52% (1 mo. USD Term SOFR + 2.750%) (1)	03/13/28	994,695	959,020

Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B

6.95% (3 mo. USD Term SOFR + 3.250%) (1)	10/26/30	1,583,299	1,250,806

Quartz Acquireco LLC 2025 Term Loan B

5.95% (3 mo. USD Term SOFR + 2.250%) (1)	06/28/30	1,733,785	1,448,803

Renaissance Holding Corp. 2024 1st Lien Term Loan

7.66% (3 mo. USD Term SOFR + 4.000%) (1)	04/05/30	1,526,839	1,043,159

			10,092,245

Telecommunications — 0.5%

Altice Financing SA 2022 USD Term Loan

8.67% (3 mo. USD Term SOFR + 5.000%) (1)	10/31/27	248,715	190,533

Cyxtera DC Holdings, Inc. Term Loan B

0.00% (3)	01/16/27	292,034	—

GOGO Intermediate Holdings LLC Term Loan B

7.52% (1 mo. USD Term SOFR + 3.750%) (1)	04/30/28	575,000	516,873

Issues	Maturity Date	Principal Amount	Value

Telecommunications (Continued)

Zayo Group Holdings, Inc. 2025 USD Term Loan

6.77% (1 mo. USD Term SOFR + 3.000%) (1)	03/11/30	$347,363	$347,023

			1,054,429

Transportation — 0.7%

Genesee & Wyoming, Inc. 2024 Term Loan

5.45% (3 mo. USD Term SOFR + 1.750%) (1)	04/10/31	1,000,000	1,001,985

Kenan Advantage Group, Inc. 2024 Term Loan B4

0.00% (2)	01/25/29	609,364	608,755

			1,610,740

Total Bank Loans

(Cost: $202,802,624)			196,919,089

CORPORATE BONDS — 5.7%

Aerospace & Defense — 1.1%

Honeywell Aerospace, Inc.

4.95% (4)	03/16/36	1,000,000	989,080

Lockheed Martin Corp.

4.40%	08/15/30	1,000,000	1,000,060

Northrop Grumman Corp.

4.65%	07/15/30	500,000	503,115

			2,492,255

Commercial Services — 0.2%

Block, Inc.

6.50%	05/15/32	500,000	510,000

Electric — 0.2%

Duke Energy Carolinas LLC

4.85%	03/15/30	500,000	508,590

Entertainment — 0.2%

WMG Acquisition Corp.

3.88% (4)	07/15/30	500,000	471,875

Environmental Control — 0.6%

Republic Services, Inc.

4.75%	07/15/30	1,000,000	1,011,840

Waste Pro USA, Inc.

7.00% (4)	02/01/33	250,000	254,850

			1,266,690

Health Care-Products — 0.4%

Abbott Laboratories

4.00%	03/15/31	1,000,000	981,730

Health Care-Services — 0.2%

UnitedHealth Group, Inc.

4.50%	04/15/33	500,000	489,865

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Household Products/Wares — 0.2%

Spectrum Brands, Inc.

3.88% (4)	03/15/31	$501,000	$439,327

Internet — 0.6%

Getty Images, Inc.

10.50% (4)	11/15/30	200,000	177,494

11.25% (4)	02/21/30	500,000	445,615

Uber Technologies, Inc.

4.80%	09/15/34	750,000	735,292

			1,358,401

Packaging & Containers — 0.2%

Berry Global, Inc.

5.65%	01/15/34	500,000	512,835

Pharmaceuticals — 0.7%

Novartis Capital Corp.

4.90%	03/18/36	1,000,000	993,090

Teva Pharmaceutical Finance Netherlands IV BV (Israel)

5.75%	12/01/30	500,000	513,435

			1,506,525

Retail — 0.2%

1011778 BC ULC/New Red Finance, Inc. (Canada)

3.50% (4)	02/15/29	500,000	481,740

Software — 0.2%

Constellation Software, Inc. (Canada)

5.46% (4)	02/16/34	500,000	489,950

Telecommunications — 0.2%

Meridian Arc Holdco LLC

6.25% (4)	04/30/31	500,000	500,260

Transportation — 0.5%

Union Pacific Corp.

5.10%	02/20/35	1,000,000	1,017,570

Total Corporate Bonds

(Cost: $13,082,729)			13,027,613

FOREIGN GOVERNMENT BONDS — 0.1%

Abu Dhabi Government International Bonds

4.25% (4)	10/02/35	300,000	289,542

Total Foreign Government Bonds

(Cost: $290,196)			289,542

U.S. TREASURY SECURITIES — 0.6%

U.S. Treasury Notes

3.88%	03/31/31	110,000	109,287

3.88%	04/30/31	1,160,000	1,152,342

Total U.S. Treasury Securities

(Cost: $1,263,371)			1,261,629

Issues	Maturity Date	Principal Amount	Value

Total Fixed Income Securities

(Cost: $217,438,920)			$211,497,873

CONVERTIBLE SECURITIES — 0.0%

CONVERTIBLE CORPORATE BONDS — 0.0%

Engineering & Construction — 0.0%

Cellnex Telecom SA

0.75% (5)	11/20/31	EUR 100,000	105,435

Total Convertible Corporate Bonds

(Cost: $105,407)			105,435

Issues		Shares	Value

COMMON STOCK — 0.2%

Financial — 0.0%

WS Purchaser LLC (6)		22,928	1,261

Health Care-Services — 0.2%

ModivCare, Inc. (6)		58,076	377,494

Real Estate — 0.0%

Avison Young Canada, Inc. (6)		370	20

Total Common Stock

(Cost: $378,762)			378,775

MONEY MARKET INVESTMENTS — 8.9%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.60% (7)		414,659	414,659

TCW Central Cash Fund, 3.69% (7),(8)		19,815,713	19,815,713

Total Money Market Investments

(Cost: $20,230,372)			20,230,372

PREFERRED STOCK — 0.1%

Real Estate — 0.1%

Avison Young Canada, Inc. (6)		1,054,697	263,674

			263,674

Total Preferred Stock

(Cost: $697,797)			263,674

WARRANTS — 0.0%

Cineworld Group PLC (3),(6)		229,579	3

Total Warrants

(Cost: $ —)			3

Total Investments (102.2%)

(Cost: $238,851,258)			232,476,132

Net Unrealized Appreciation (Depreciation) On Unfunded Commitments(9) (-0.0%)			(4,522)

Liabilities In Excess Of Other Assets (-2.2%)			(5,047,016)

Net Assets (100.0%)			$227,424,594

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

April 30, 2026

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Short Futures
1	Euro-Bund Futures	06/08/26	$(151,018)	$(147,129)	$3,889

			$(151,018)	$(147,129)	$3,889

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (10)
Goldman Sachs & Co.	EUR	90,523	06/26/26	$104,707	$106,495	$(1,788)

				$104,707	$106,495	$(1,788)

Notes to the Schedule of Investments:

EUR	Euro Currency.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2026.
(2)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2026, the value of these securities amounted to $4,539,733 or 2.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Trust’s Board of Trustees.
(5)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2026, the value of these securities amounted to $105,435 or 0.1% of net assets.
(6)	Non-income producing security.
(7)	Rate disclosed is the 7-day net yield as of April 30, 2026.
(8)	Affiliated issuer.
(9)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(10)	Fund sells foreign currency, buys USD.

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Schedule of Investments (Unaudited) (Continued)

The summary of the TCW Senior Loan ETF transactions in the affiliated funds for the period ended April 30, 2026 is as follows:

Name of Affiliated Fund	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2026	Value at April 30, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$10,015,712	$59,900,000	$50,100,000	19,815,712	$19,815,712	$368,920	$—	$—	$—

Total					$19,815,712	$368,920	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Fair Valuation Summary (Unaudited)	April 30, 2026

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans	$—	$196,919,089	$—	$196,919,089
Corporate Bonds	—	13,027,613	—	13,027,613
U.S. Treasury Securities	—	1,261,629	—	1,261,629
Foreign Government Bonds	—	289,542	—	289,542

Total Fixed Income Securities	—	211,497,873	—	211,497,873

Convertible Securities
Convertible Corporate Bonds	—	105,435	—	105,435
Equity Securities
Money Market Investments	20,230,372	—	—	20,230,372
Common Stock	—	378,775	—	378,775
Preferred Stock	—	263,674	—	263,674
Warrants	—	—	3	3

Total Equity Securities	20,230,372	642,449	3	20,872,824

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	$—	$(4,522)	$—	$(4,522)

Total Investments	$20,230,372	$212,241,235	$3	$232,471,610

Asset Derivatives
Futures Contracts
Interest Rate Risk	3,889	—	—	3,889

Total	$20,234,261	$212,241,235	$3	$232,475,499

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,788)	$—	$(1,788)

Total	$—	$(1,788)	$—	$(1,788)

See accompanying Notes to Financial Statements.

TCW ETF Trust

Statements of Assets and Liabilities (Unaudited)	April 30, 2026

	TCW AAA CLO ETF	TCW Core Plus Bond ETF	TCW Corporate Bond ETF
ASSETS
Investments, at Value (1)	$495,496,754	$220,390,114	$37,174,882
Investment in Affiliated Issuers, at Value (2)	343,243	25,029,382	2,708,635
Foreign Currency, at Value (3)	273,266	106,312	12,325
Cash	—	3,157,855	—
Receivable for Securities Sold	240	3,179,626	352,717
Interest and Dividends Receivable	994,485	1,472,586	410,780
Receivable from Investment Advisor	—	1,143	—
Unrealized Appreciation on Forward Currency Exchange Contracts	—	142	—
Receivable for Daily Variation Margin on Open Financial Futures Contracts	—	52,277	2,262
Cash Collateral Held for Brokers	300,000	1,449,355	130,006
Receivable for Daily Variation Margin on Open Centrally Cleared Swap Contracts	—	14,591	—
Prepaid Expenses	—	2,715	—

Total Assets	497,407,988	254,856,098	40,791,607

LIABILITIES
Payable for Securities Purchased	—	8,482,624	1,319,017
Payable for Purchase of When-Issued Securities	—	34,177,472	—
Accrued Directors’ Fees and Expenses	—	6,365	—
Deferred Accrued Directors’ Fees and Expenses	—	1,750	—
Accrued Management Fees	78,861	69,813	11,384
Options Written, at Value	—	32,111 (4)	—
Open OTC Swap Agreements, at Value	—	68,393	—
Unrealized Depreciation on Forward Currency Exchange Contracts	315,604	250,293	20,142
Transfer Agent Fees Payable	—	69,341	—
Administration Fee Payable	—	9,600	—
Audit Fees Payable	—	9,215	—
Interest payable on securities sold short	—	621	—
Custodian Fees Payable	—	29,515	—
Interest Payable on Borrowings	—	1,764	—
Legal Fees Payable	—	2,224	—
Net Unrealized Depreciation on Unfunded Loan Commitments	—	113	—
Other Accrued Expenses	—	4,330	7,162

Total Liabilities	394,465	43,215,544	1,357,705

NET ASSETS	$497,013,523	$211,640,554	$39,433,902

NET ASSETS CONSIST OF:
Paid-in Capital	$495,179,293	$305,136,105	$41,818,469
Accumulated Earnings (Loss)	1,834,230	(93,495,551)	(2,384,567)

NET ASSETS	$497,013,523	$211,640,554	$39,433,902

NET ASSETS	$497,013,523	$211,640,554	$39,433,902

CAPITAL SHARES OUTSTANDING	9,850,000	5,595,433	860,118

NET ASSET VALUE PER SHARE	$50.46	$37.82	$45.85

(1)	The identified cost for the TCW AAA CLO ETF, the TCW Core Plus Bond ETF and the TCW Corporate Bond ETF at April 30, 2026 was $495,122,879, $222,785,868 and $37,434,902, respectively.
(2)	The identified cost for the TCW AAA CLO ETF, the TCW Core Plus Bond ETF and the TCW Corporate Bond ETF at April 30, 2026 was $343,243, $25,035,929 and $2,708,635, respectively.
(3)	The identified cost for the TCW AAA CLO ETF, the TCW Core Plus Bond ETF and the TCW Corporate Bond ETF at April 30, 2026 was $273,973, $104,018 and $12,008, respectively.
(4)	Premium received $0.

See accompanying Notes to Financial Statements.

TCW ETF Trust

Statements of Assets and Liabilities (Unaudited)	April 30, 2026

	TCW Flexible Income ETF	TCW High Yield Bond ETF	TCW Multisector Credit Income ETF
ASSETS
Investments, at Value (1)	$3,260,979,925	$30,989,053	$37,829,478
Investment in Affiliated Issuers, at Value (2)	170,735,390	700,000	171,341
Foreign Currency, at Value (3)	2,099,603	32,799	26,001
Cash	2,112,983	6,947	37,193
Receivable for Securities Sold	14,716,832	487,687	944,249
Receivable for Fund Shares Sold	18,832,848	—	—
Interest and Dividends Receivable	22,319,735	533,868	530,514
Receivable from Investment Advisor	20,009	—	—
Unrealized Appreciation on Forward Currency Exchange Contracts	1,057	—	—
Receivable for Daily Variation Margin on Open Financial Futures Contracts	294,159	—	34,637
Cash Collateral Held for Brokers	14,205,035	40,000	11,021
Net Unrealized Appreciation on Unfunded Loan Commitments	—	—	41
Receivable for Daily Variation Margin on Open Centrally Cleared Swap Contracts	298,131	—	—
Prepaid Expenses	—	3,333	—

Total Assets	3,506,615,707	32,793,687	39,584,475

LIABILITIES
Payable for Securities Purchased	45,629,733	205,000	197,500
Payable for Purchase of When-Issued Securities	410,035,850	—	—
Accrued Directors’ Fees and Expenses	—	6,444	—
Deferred Accrued Directors’ Fees and Expenses	—	7,445	—
Accrued Management Fees	960,274	13,269	18,018
Payable to broker - variation margin on open futures contracts	—	3,993	—
Unrealized Depreciation on Forward Currency Exchange Contracts	4,166,961	7,607	8,862
Transfer Agent Fees Payable	—	2,236	—
Administration Fee Payable	—	1,487	—
Audit Fees Payable	—	12,251	—
Interest payable on securities sold short	9,859	—	—
Accounting Fees Payable	—	1,101	—
Custodian Fees Payable	—	9,793	—
Legal Fees Payable	—	2,458	—
Net Unrealized Depreciation on Unfunded Loan Commitments	1,071	—	—
Other Accrued Expenses	—	7,514	—

Total Liabilities	460,803,748	280,598	224,380

NET ASSETS	$3,045,811,959	$32,513,089	$39,360,095

NET ASSETS CONSIST OF:
Paid-in Capital	$3,099,763,904	$41,012,684	$39,410,404
Accumulated Earnings (Loss)	(53,951,945)	(8,499,595)	(50,309)

NET ASSETS	$3,045,811,959	$32,513,089	$39,360,095

NET ASSETS	$3,045,811,959	$32,513,089	$39,360,095

CAPITAL SHARES OUTSTANDING	77,620,812	1,082,812	790,000

NET ASSET VALUE PER SHARE	$39.24	$30.03	$49.82

(1)

The identified cost for the TCW Flexible Income ETF, the TCW High Yield Bond ETF and the TCW Multisector Credit Income ETF at April 30, 2026 was $3,299,849,145, $31,325,612 and $38,220,311, respectively.

(2)	The identified cost for the TCW Flexible Income ETF, the TCW High Yield Bond ETF and the TCW Multisector Credit Income ETF at April 30, 2026 was $170,938,830, $700,000 and $171,341, respectively.
(3)	The identified cost for the TCW Flexible Income ETF, the TCW High Yield Bond ETF and the TCW Multisector Credit Income ETF at April 30, 2026 was $2,071,918, $32,508 and $25,715, respectively.

See accompanying Notes to Financial Statements.

TCW ETF Trust

Statements of Assets and Liabilities (Unaudited)	April 30, 2026

TCW Senior Loan ETF
ASSETS
Investments, at Value (1)	$212,527,595
Investment in Affiliated Issuers, at Value (2)	19,815,713
Cash	686,043
Receivable for Securities Sold	15,350,490
Interest and Dividends Receivable	1,404,239
Cash Collateral Held for Brokers	20,000

Total Assets	249,804,080

LIABILITIES
Payable for Securities Purchased	22,251,763
Accrued Management Fees	120,711
Payable to broker - variation margin on open futures contracts	702
Unrealized Depreciation on Forward Currency Exchange Contracts	1,788
Net Unrealized Depreciation on Unfunded Loan Commitments	4,522

Total Liabilities	22,379,486

NET ASSETS	$227,424,594

NET ASSETS CONSIST OF:
Paid-in Capital	$261,892,819
Accumulated Earnings (Loss)	(34,468,225)

NET ASSETS	$227,424,594

NET ASSETS	$227,424,594

CAPITAL SHARES OUTSTANDING:	4,973,628

NET ASSET VALUE PER SHARE:	$45.73

(1)	The identified cost for the TCW Senior Loan ETF at April 30, 2026 was $218,903,059.
(2)	The identified cost for the TCW Senior Loan ETF at April 30, 2026 was $19,815,713.

See accompanying Notes to Financial Statements.

TCW ETF Trust

Statements of Operations (Unaudited)	Six Months Ended April 30, 2026

	TCW AAA CLO ETF	TCW Core Plus Bond ETF	TCW Corporate Bond ETF
INVESTMENT INCOME
Income:
Dividends	$34,317	$20,406	$2,712
Dividends from Investment in Affiliated Issuers	142,225	476,798	28,558
Interest	9,155,984	4,641,347	763,082

Total	9,332,526	5,138,551	794,352

Expenses:
Management Fees	373,800	415,506	56,684

Total	373,800	415,506	56,684

Net Expenses	373,800	415,506	56,684

Net Investment Income	8,958,726	4,723,045	737,668

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	365,644	261,657	20,963
Realized Gain Received as Distribution from Affiliated Issuers	—	716	—
Foreign Currency	17,115	14,699	291
Forward Currency Exchange Contracts	467,428	86,290	(5,120)
Futures Contracts	—	465,064	7,724
Swap Agreements	—	3,731	—
Change in Unrealized Appreciation (Depreciation) on:
Investments	(9)	(2,600,849)	(674,966)
Foreign Currency	4,421	11,080	1,665
Forward Currency Exchange Contracts	(552,539)	(374,429)	(29,272)
Futures Contracts	—	(1,229,079)	11,145
Investments in Affiliated Issuers	—	(10,353)	—
Options Written	—	(11,085)	—
Swap Agreements	—	(38,704)	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	302,060	(3,421,262)	(667,570)

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,260,786	$1,301,783	$70,098

See accompanying Notes to Financial Statements.

TCW ETF Trust

Statements of Operations (Unaudited)	Six Months Ended April 30, 2026

	TCW Flexible Income ETF	TCW High Yield Bond ETF	TCW Multisector Credit Income ETF
INVESTMENT INCOME
Income:
Dividends	$272,185	$4,274	$2,798
Dividends from Investment in Affiliated Issuers	3,710,200	7,446	13,910
Interest	75,638,407	1,317,469	1,598,408

Total	79,620,792	1,329,189	1,615,116

Expenses:
Management Fees	4,947,317	83,791	110,330

Total	4,947,317	83,791	110,330

Net Expenses	4,947,317	83,791	110,330

Net Investment Income	74,673,475	1,245,398	1,504,786

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(2,875,624)	(319,892)	73,075
Realized Gain Received as Distribution from Affiliated Issuers	9,141	—	—
Foreign Currency	98,702	107	41
Forward Currency Exchange Contracts	1,561,889	11,001	17,369
Futures Contracts	(3,878,913)	(2,495)	(304)
Swap Agreements	86,237	—	—
Change in Unrealized Appreciation (Depreciation) on:
Investments	(22,520,347)	(226,006)	(863,444)
Foreign Currency	165,473	467	418
Forward Currency Exchange Contracts	(5,692,571)	(15,273)	(20,285)
Futures Contracts	4,394,383	35,178	34,608
Investments in Affiliated Issuers	(159,335)	—	—
Swap Agreements	(629,160)	—	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(29,440,125)	(516,913)	(758,522)

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,233,350	$728,485	$746,264

See accompanying Notes to Financial Statements.

TCW ETF Trust

Statements of Operations (Unaudited)	Six Months Ended April 30, 2026

TCW Senior Loan ETF
INVESTMENT INCOME
Income:
Dividends	$34,173
Dividends from Investment in Affiliated Issuers	368,920
Interest	8,718,652

Total	9,121,745

Expenses:
Management Fees	760,751

Total	760,751

Net Expenses	760,751

Net Investment Income	8,360,994

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(3,487,188)
Foreign Currency	(11)
Forward Currency Exchange Contracts	1,118
Futures Contracts	(1,652)
Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,301,711)
Foreign Currency	2
Forward Currency Exchange Contracts	(1,788)
Futures Contracts	5,479

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(5,785,751)

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,575,243

See accompanying Notes to Financial Statements.

TCW ETF Trust

Statements of Changes in Net Assets

	TCW AAA CLO ETF
	Six Months Ended April 30, 2026 (Unaudited)	For the Period from November 15, 2024 (Commencement of Operations) through October 31, 2025
OPERATIONS
Net Investment Income	$8,958,726	$10,716,379
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	850,187	(595,852)
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(548,127)	605,947

Increase in Net Assets Resulting from Operations	9,260,786	10,726,474

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(9,409,400)	(8,743,630)

NET CAPITAL SHARE TRANSACTIONS
ETF	173,765,919	321,413,374

Increase in Net Assets Resulting from Net Capital Shares Transactions	173,765,919	321,413,374

Increase in Net Assets	173,617,305	323,396,218
NET ASSETS
Beginning of period	323,396,218	—

End of period	$497,013,523	$323,396,218

See accompanying Notes to Financial Statements.

TCW ETF Trust

Statements of Changes in Net Assets

	TCW Core Plus Bond ETF
	Six Months Ended April 30, 2026 (Unaudited)	For the period from April 1, 2025 through October 31, 2025 (1), (2)	Year Ended March 31, 2025
OPERATIONS
Net Investment Income	$4,723,045	$9,980,517	$34,704,263
Net Realized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	832,157	4,286,641	(475,177)
Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Options Written, Foreign Currency Transactions and Swap Contracts	(4,253,419)	2,082,114	9,257,868

Increase in Net Assets Resulting from Operations	1,301,783	16,349,272	43,486,954

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(6,554,702)	(8,842,643)	(34,449,634)

NET CAPITAL SHARE TRANSACTIONS
Class M Shares	—	(16,182,242)	(1,852,200)
ETF	(17,542,285)	(403,505,063)	(330,937,181)

Decrease in Net Assets Resulting from Net Capital Shares Transactions	(17,542,285)	(419,687,305)	(332,789,381)

Decrease in Net Assets	(22,795,204)	(412,180,676)	(323,752,061)
NET ASSETS
Beginning of period	234,435,758	646,616,434	970,368,495

End of period	$211,640,554	$234,435,758	$646,616,434

(1)	The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.
(2)

The TCW Core Plus Bond ETF (FIXT) acquired the assets and liabilities of the predecessor mutual fund, the TCW MetWest Intermediate Bond Fund Class I (the “Predecessor Fund”), at the close of business on June 13, 2025. As a result of the reorganization, the TCW Core Plus Bond ETF adopted the accounting and performance history of the Predecessor Fund (inclusive of any expense limitation agreements that were in place). Financial information disclosed for periods prior to June 13, 2025 include those of the Predecessor Fund.

See accompanying Notes to Financial Statements.

TCW ETF Trust

Statements of Changes in Net Assets

	TCW Corporate Bond ETF
	Six Months Ended April 30, 2026 (Unaudited)	For the period from April 1, 2025 through October 31, 2025 (1)	Year Ended March 31, 2025 (2)
OPERATIONS
Net Investment Income	$737,668	$668,087	$185,748
Net Realized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	23,858	(225,503)	(133,180)
Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts and Foreign Currency Transactions	(691,428)	914,041	214,317

Increase in Net Assets Resulting from Operations	70,098	1,356,625	266,885

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(780,933)	(593,939)	(179,156)

NET CAPITAL SHARE TRANSACTIONS
ETF	11,984,293	19,154,210	5,843,276
M Class	—	—	(2,875,235)

Increase in Net Assets Resulting from Net Capital Shares Transactions	11,984,293	19,154,210	2,968,041

Increase in Net Assets	11,273,458	19,916,896	3,055,770
NET ASSETS
Beginning of period	28,160,444	8,243,548	5,187,778

End of period	$39,433,902	$28,160,444	$8,243,548

(1)	The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.
(2)

The TCW Corporate Bond ETF acquired the assets and liabilities of the TCW MetWest Corporate Bond Fund, a series of the TCW Metropolitan West Funds, Inc., at the close of business on November 15, 2024. As a result of the reorganization, the TCW Corporate Bond ETF is the accounting successor of the TCW MetWest Corporate Bond Fund. Financial information above for the periods prior to November 15, 2024 reflects the performance and expense limitation agreement that was in place for the TCW MetWest Corporate Bond Fund.

See accompanying Notes to Financial Statements.

TCW ETF Trust

Statements of Changes in Net Assets

	TCW Flexible Income ETF		TCW High Yield Bond ETF (1)
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS
Net Investment Income	$74,673,475	$60,761,763	$1,245,398	$2,719,155
Net Realized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(4,998,568)	6,559,483	(311,279)	(510,509)
Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	(24,441,557)	17,098,632	(205,634)	452,743

Increase in Net Assets Resulting from Operations	45,233,350	84,419,878	728,485	2,661,389

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(75,556,974)	(53,585,406)	(1,408,031)	(2,632,757)

NET CAPITAL SHARE TRANSACTIONS
ETF	969,069,887	1,654,359,242	(3,642,910)	(4,727,156)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	969,069,887	1,654,359,242	(3,642,910)	(4,727,156)

Increase (Decrease) in Net Assets	938,746,263	1,685,193,714	(4,322,456)	(4,698,524)
NET ASSETS
Beginning of period	2,107,065,696	421,871,982	36,835,545	41,534,069

End of period	$3,045,811,959	$2,107,065,696	$32,513,089	$36,835,545

(1)

The TCW High Yield Bond ETF (HYBX) acquired the assets and liabilities of the predecessor mutual fund, the TCW High Yield Bond Fund Class I (the “Predecessor Fund”), at the close of business on November 15, 2024. As a result of the reorganization, the TCW High Yield Bond ETF adopted the accounting and performance history of the Predecessor Fund (inclusive of any expense limitation agreements that were in place). Financial information disclosed for periods prior to November 15, 2024 include those of the Predecessor Fund.

See accompanying Notes to Financial Statements.

TCW ETF Trust

Statements of Changes in Net Assets

	TCW Multisector Credit Income ETF
	Six Months Ended April 30, 2026 (Unaudited)	For the Period from November 15, 2024 (Commencement of Operations) through October 31, 2025
OPERATIONS
Net Investment Income	$1,504,786	$3,406,886
Net Realized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	90,181	(86,282)
Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts and Foreign Currency Transactions	(848,703)	483,987

Increase in Net Assets Resulting from Operations	746,264	3,804,591

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(1,659,300)	(2,942,000)

NET CAPITAL SHARE TRANSACTIONS
ETF	(10,589,460)	50,000,000

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(10,589,460)	50,000,000

Increase (Decrease) in Net Assets	(11,502,496)	50,862,591
NET ASSETS
Beginning of period	50,862,591	—

End of period	$39,360,095	$50,862,591

See accompanying Notes to Financial Statements.

TCW ETF Trust

Statements of Changes in Net Assets

	TCW Senior Loan ETF
	Six Months Ended April 30, 2026 (Unaudited)	For the period from April 1, 2025 through October 31, 2025 (1)	Year Ended March 31, 2025 (2)
OPERATIONS
Net Investment Income	$8,360,994	$13,719,118	$23,962,948
Net Realized Loss on Investments, Futures Contracts and Foreign Currency Transactions	(3,487,733)	(1,397,726)	(2,749,477)
Change in Unrealized Depreciation on Investments, Futures Contracts and Foreign Currency Transactions	(2,298,018)	(702,825)	(601,347)

Increase in Net Assets Resulting from Operations	2,575,243	11,618,567	20,612,124

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(9,553,539)	(12,901,702)	(21,975,885)

NET CAPITAL SHARE TRANSACTIONS
ETF	(18,907,109)	(39,174,861)	2,606,406
M Class	—	—	(9,514,628)
Plan Class	—	—	(10,694)

Decrease in Net Assets Resulting from Net Capital Shares Transactions	(18,907,109)	(39,174,861)	(6,918,916)

Decrease in Net Assets	(25,885,405)	(40,457,996)	(8,282,677)
NET ASSETS
Beginning of period	253,309,999	293,767,995	302,050,672

End of period	$227,424,594	$253,309,999	$293,767,995

(1)	The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.
(2)

The TCW Senior Loan ETF acquired the assets and liabilities of the TCW MetWest Floating Rate Income Fund, a series of the TCW Metropolitan West Funds, Inc., at the close of business on November 15, 2024. As a result of the reorganization, the TCW Senior Loan ETF is the accounting successor of the TCW MetWest Floating Rate Income Fund. Financial information above for the periods prior to November 15, 2024 reflects the performance and expense limitation agreement that was in place for the TCW MetWest Floating Rate Income Fund.

See accompanying Notes to Financial Statements.

TCW ETF Trust

Notes to Financial Statements

NOTE 1 — ORGANIZATION

TCW ETF Trust (formerly Engine No. 1 ETF) (the “Trust”), a Delaware statutory trust organized on October 26, 2020, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is authorized to issue multiple series of portfolios. As of April 30, 2026, the Trust consisted of twelve operating investment portfolios, seven of which are presented herein: TCW AAA CLO ETF, TCW Core Plus Bond ETF, TCW Corporate Bond ETF, TCW Flexible Income ETF, TCW High Yield Bond ETF, TCW Multisector Credit Income ETF, and TCW Senior Loan ETF (each a “Fund” and collective, the “Funds”).

TCW Investment Management Company LLC (the “Adviser”) is the investment adviser to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

Investment Objectives and Principal Investment Strategies

ETF Fund	Strategies
Non-Diversified Fund

TCW AAA CLO ETF	Seeks to provide capital preservation and current income by investing at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar-denominated collateralized loan obligations (“CLOs”) that are, at the time of purchase, rated AAA (or an equivalent rating) by at least one of the major rating agencies or, if unrated, determined by the Adviser to be of comparable quality. The Fund has no restrictions on investment maturity.
Diversified Funds

TCW Core Plus Bond ETF	Seeks to maximize long-term total return by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities and instruments that generate income. The Fund’s investments include securities of any maturity, however, under normal market conditions, the Fund’s average portfolio duration varies within one and one-half (1.5) years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg U.S. Aggregate Index.

TCW Corporate Bond ETF	Seeks to maximize long-term total return, by investing at least 80% of value of its net assets, plus the amount of any borrowings for investment purposes, in a diversified portfolio of corporate bonds of varying maturities issued by U.S. and foreign corporations, including those in developed market and emerging market countries. There is no limit on the weighted average maturity of the Fund’s portfolio, and the Fund’s average portfolio duration is expected, but not required, to vary from three to nine years.

TCW ETF Trust

April 30, 2026

NOTE 1 — ORGANIZATION (Continued)

TCW Flexible Income ETF	Seeks a high level of current income with a secondary objective of long-term capital appreciation by utilizing a flexible investment approach that allocates investments across a range of global investment opportunities related to credit, currencies and interest rates. The Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities and instruments that generate income. There is no limit on the weighted average maturity of the Fund’s portfolio, however, under normal circumstances, the Fund’s average portfolio duration is expected to vary from zero to eight years.

TCW High Yield Bond ETF	Seeks to maximize income and achieve above average total return consistent with reasonable risk over a full market cycle by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in high yield/below investment grade bonds (commonly known as “junk bonds”). The Fund may invest up to 20% of its net assets in equity securities (including common stock and convertible and non-convertible preferred stocks).

TCW Multisector Credit Income ETF	Seeks long-term income by investing, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a multisector portfolio of fixed income securities and instruments. The Fund will generally allocate its assets among several fixed income sectors, including high yield securities; bank loans; and foreign securities, principally emerging market securities. The Fund is not required to gain exposure to any particular investment sector and sector exposures are expected to vary over time. The Fund does not have a duration target, however, under normal circumstances, the Fund’s average portfolio duration varies from zero to eight years.

TCW Senior Loan ETF	Seeks current income with a secondary objective of long-term capital appreciation, by investing at least 80% of the value its net assets, plus the amount of any borrowings for investment purposes, in senior secured floating rate investments and in investments that are the economic equivalent of senior secured floating rate loans. The Fund’s portfolio securities may have any duration or maturity.

There can be no assurance that the Funds will achieve their respective investment objectives.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The Funds are investment companies and follow the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standard Codification (“ASC”) Topic 946, “Financial Services — Investment Companies”. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative guidance for SEC registrants. The following summarizes the significant accounting policies of the Funds:

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value: The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of each Fund’s shares outstanding.

Security Valuation: Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Shares Not Listed; No Market for Shares. TCW Private Asset Income Fund (“TPAY”) has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, TPAY does not currently intend to list the Shares for trading on any securities exchange, and TPAY does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in TPAY, unlike an investment in a typical closed-end fund, is not a liquid investment. Shareholders of TPAY are not able to have their shares redeemed or otherwise sell their shares daily. TPAY is an “interval fund,” a type of fund which, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV per Share.

The Funds’ investment in TPAY is valued in accordance with ASC Topic 820, Fair Value Measurement. TPAY is an interval fund that publishes a daily net asset value (“NAV”) per share and permits transactions at the published NAV on the applicable measurement date, subject to the terms of its quarterly repurchase offers. The published NAV of TPAY is considered a readily determinable fair value, as it is calculated and disseminated on a daily basis and represents the price at which current transactions may occur on the measurement date. Because TPAY can be transacted at its published NAV, that NAV represents an exit price in an orderly transaction between market participants at the measurement date. Accordingly, the Funds value their investment in TPAY at the

TCW ETF Trust

April 30, 2026

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

published NAV as of the measurement date. For fair value hierarchy classification, the investment in TPAY is classified within Level 2 of the fair value hierarchy, as the valuation is based on observable inputs, specifically the published NAV, but does not represent a quoted price in an active market for an identical investment that is freely tradable on a daily basis.

Pursuant to Rule 2a-5 under the 1940 Act, the Trust’s Board of Trustees (the “Board”, and each member thereof, a “Trustee”) has designated the Adviser as the “valuation designee” with respect to the fair valuation of the Funds’ portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Adviser that prices received were not reflective of their market values.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1.To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

TCW ETF Trust

April 30, 2026

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise, the fair values are categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the fair valuations according to the inputs used as of April 30, 2026 in valuing each Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW Core Plus Bond ETF	Asset-Backed Securities	Total
Balance as of October 31, 2025	$1,571,386	$1,571,386
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	16,140	16,140
Purchases	—	—
Sales	(72,896)	(72,896)
Transfers in to Level 3*	—	—
Transfers out of Level 3*	—	—

Balance as of April 30, 2026	$1,514,630	$1,514,630

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at April 30, 2026	$16,140	$16,140

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

TCW Corporate Bond ETF	Asset-Backed Securities	Total
Balance as of October 31, 2025	$30,745	$30,745
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	315	315
Purchases	—	—
Sales	(1,426)	(1,426)
Transfers in to Level 3*	—	—
Transfers out of Level 3*	—	—

Balance as of April 30, 2026	$29,634	$29,634

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at April 30, 2026	$315	$315

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

TCW Flexible Income ETF	Asset-Backed Securities	Warrants	Corporate Bonds	Total
Balance as of October 31, 2025	$12,511,356	$2	$—	$12,511,358
Accrued Discounts (Premiums)	33,018	—	—	33,018
Realized Gain (Loss)	(742,053)	—	—	(742,053)
Change in Unrealized Appreciation (Depreciation)	491,353	—	(148,065)	343,288
Purchases	8	—	3,442,488	3,442,496
Sales	(2,546,696)	—	(21,878)	(2,568,574)
Transfers in to Level 3*	558,295	—	—	558,295
Transfers out of Level 3*	(3,281,413)	—	—	(3,281,413)

Balance as of April 30, 2026	$7,023,868	$2	$3,272,545	$10,296,415

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at April 30, 2026	$216,288	$—	$(148,065)	$68,223

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

TCW Senior Loan ETF	Bank Loans	Warrant	Total
Balance as of October 31, 2025	$—	$3	$3
Accrued Discounts (Premiums)	(119,055)	—	(119,055)
Realized Gain (Loss)	—	—	—
Change in Unrealized Appreciation (Depreciation)	(28,380)	—	(28,380)
Purchases	147,435	—	147,435
Sales	—	—	—
Transfers in to Level 3*	—	—	—
Transfers out of Level 3*	—	—	—

Balance as of April 30, 2026	$—	$3	$3

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at April 30, 2026	$(28,380)	$—	$(28,380)

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

TCW ETF Trust

April 30, 2026

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

Significant unobservable valuation inputs for Level 3 investments as of April 30, 2026 are as follows:

	Fair Value at April 30, 2026	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
TCW Core Plus Bond ETF
Asset-Backed Securities	$1,514,630	Broker Quote	Offered Quote	$94.633	$94.633	Increase

	Fair Value at April 30, 2026	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
TCW Corporate Bond ETF
Asset-Backed Securities	$29,634	Broker Quote	Offered Quote	$93.902	$93.902	Increase

	Fair Value at April 30, 2026	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
TCW Flexible Income ETF
Asset-Backed Securities	$6,465,573	Broker Quote	Offered Quote	$94.633 - $99.900	$99.616	Increase
Asset-Backed Securities	$0	Fair Value	Zero Market Value	$0.000	$0.000	Increase
Asset-Backed Securities	$558,295	Third-Party Vendor	Vendor Prices	$10,840.689	$10,840.689	Increase
Corporate Bonds	$3,272,545	Fair Value	Broker Pricing	$2.000 - $99.840	$80.694	Increase
Warrants	$2	Fair Value	Broker Pricing	$0.000	$0.000	Increase

	Fair Value at April 30, 2026	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
TCW Senior Loan ETF
Bank Loans	$0	Fair Value	Broker Pricing	$0.000	$0.000	Increase
Warrants	$3	Fair Value	Broker Pricing	$0.000	$0.000	Increase

Security Transactions and Related Investment Income: Throughout the reporting period, security transactions are accounted for one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by a Fund, if any, are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds intend to declare and make distributions of taxable net investment income quarterly and net capital gains annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Therefore, no provision for federal income tax should be required.

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities, and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statement of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended April 30, 2026, each Fund had derivatives and transactions in derivatives, grouped in the following risk categories:

TCW AAA CLO ETF

	Foreign Currency Risk	Total
Statement of Assets and Liabilities:
Liability Derivatives
Forward Currency Exchange Contracts	$(315,604)	$(315,604)

Total Value	$(315,604)	$(315,604)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$467,428	$467,428

Net Realized Gain (Loss)	$467,428	$467,428

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$(552,539)	$(552,539)

Net Change in Appreciation (Depreciation)	$(552,539)	$(552,539)

Number of Contracts, Notional Amounts or Shares/Units (2)
Forward Currency Exchange Contracts	29,183,151	29,183,151

TCW ETF Trust

April 30, 2026

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

TCW Core Plus Bond ETF

	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Swaptions Purchased	$—	$24,917	$24,917
Futures Contracts (1)	—	67,583	67,583
Forward Currency Exchange Contracts	142	—	142

Total Value	$142	$92,500	$92,642

Liability Derivatives
Forward Currency Exchange Contracts	$(250,293)	$—	$(250,293)
Swaptions Written	—	(32,111)	(32,111)
Swap Agreements	—	(68,393)	(68,393)
Futures Contracts (1)	—	(1,176,391)	(1,176,391)

Total Value	$(250,293)	$(1,276,895)	$(1,527,188)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$86,290	$—	$86,290
Futures Contracts	—	464,841	464,841
Swaptions Purchased	—	(114,265)	(114,265)

Net Realized Gain (Loss)	$86,290	$350,576	$436,866

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$(374,429)	$—	$(374,429)
Futures Contracts	—	(1,390,095)	(1,390,095)
Swaptions Purchased	—	117,634	117,634
Swaptions Written	—	(11,085)	(11,085)
Swap Agreements	—	(38,704)	(38,704)

Net Change in Appreciation (Depreciation)	$(374,429)	$(1,322,250)	$(1,696,679)

Number of Contracts, Notional Amounts or Shares/Units (2)
Forward Currency Exchange Contracts	14,409,232	—	14,409,232
Options Purchased	—	38,739,400	38,739,400
Futures Contracts	—	537	537
Swap Agreements	—	3,250,301	3,250,301

TCW Corporate Bond ETF

	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (1)	$—	$133,943	$133,943

Total Value	$—	$133,943	$133,943

Liability Derivatives
Forward Currency Exchange Contracts	$(20,142)	$—	$(20,142)
Futures Contracts (1)	—	(122,816)	(122,816)

Total Value	$(20,142)	$(122,816)	$(142,958)

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$(5,120)	$—	$(5,120)
Futures Contracts	—	7,724	7,724

Net Realized Gain (Loss)	$(5,120)	$7,724	$2,604

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$(29,272)	$—	$(29,272)
Futures Contracts	—	11,145	11,145

Net Change in Appreciation (Depreciation)	$(29,272)	$11,145	$(18,127)

Number of Contracts, Notional Amounts or Shares/Units (2)
Forward Currency Exchange Contracts	935,891	—	935,891
Futures Contracts	—	153	153

TCW Flexible Income ETF

	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (1)	$—	$9,134,744	$9,134,744
Forward Currency Exchange Contracts	1,057	—	1,057

Total Value	$1,057	$9,134,744	$9,135,801

Liability Derivatives
Forward Currency Exchange Contracts	$(4,166,961)	$—	$(4,166,961)
Swap Agreements	—	(1,387,776)	(1,387,776)
Futures Contracts (1)	—	(8,579,098)	(8,579,098)

Total Value	$(4,166,961)	$(9,966,874)	$(14,133,835)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$1,561,889	$—	$1,561,889
Futures Contracts	—	(3,878,913)	(3,878,913)
Swap Agreements	—	86,237	86,237

Net Realized Gain (Loss)	$1,561,889	$(3,792,676)	$(2,230,787)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$(5,692,571)	$—	$(5,692,571)
Futures Contracts	—	4,394,383	4,394,383
Swap Agreements	—	(629,160)	(629,160)

Net Change in Appreciation (Depreciation)	$(5,692,571)	$3,765,223	$(1,927,348)

Number of Contracts, Notional Amounts or Shares/Units (2)
Forward Currency Exchange Contracts	221,206,465	—	221,206,465
Futures Contracts	—	8,657	8,657
Swap Agreements	—	65,831,829	65,831,829

TCW ETF Trust

April 30, 2026

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

TCW High Yield Bond ETF

	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (1)	$—	$35,178	$35,178

Total Value	$—	$35,178	$35,178

Liability Derivatives
Forward Currency Exchange Contracts	$(7,607)	$—	$(7,607)

Total Value	$(7,607)	$—	$(7,607)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$11,001	$—	$11,001
Futures Contracts	—	(2,495)	(2,495)

Net Realized Gain (Loss)	$11,001	$(2,495)	$8,506

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$(15,273)	$—	$(15,273)
Futures Contracts	—	35,178	35,178

Net Change in Appreciation (Depreciation)	$(15,273)	$35,178	$19,905

Number of Contracts, Notional Amounts or Shares/Units (2)
Forward Currency Exchange Contracts	648,743	—	648,743
Futures Contracts	—	16	16

TCW Multisector Credit Income ETF

	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (1)	$—	$34,608	$34,608

Total Value	$—	$34,608	$34,608

Liability Derivatives
Forward Currency Exchange Contracts	$(8,862)	$—	$(8,862)

Total Value	$(8,862)	$—	$(8,862)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$17,369	$—	$17,369
Futures Contracts	—	(304)	(304)

Net Realized Gain (Loss)	$17,369	$(304)	$17,065

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$(20,285)	$—	$(20,285)
Futures Contracts	—	34,608	34,608

Net Change in Appreciation (Depreciation)	$(20,285)	$34,608	$14,323

Number of Contracts, Notional Amounts or Shares/Units (2)
Forward Currency Exchange Contracts	860,691	—	860,691
Futures Contracts	—	19	19

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

TCW Senior Loan ETF
	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (1)	$—	$3,310	$3,310

Total Value	$—	$3,310	$3,310

Liability Derivatives
Forward Currency Exchange Contracts	$(1,788)	$—	$(1,788)

Total Value	$(1,788)	$—	$(1,788)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$1,118	$—	$1,118
Futures Contracts	—	(1,652)	(1,652)

Net Realized Gain (Loss)	$1,118	$(1,652)	$(534)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$(1,788)	$—	$(1,788)
Futures Contracts	—	4,900	4,900

Net Change in Appreciation (Depreciation)	$(1,788)	$4,900	$3,112

Number of Contracts, Notional Amounts or Shares/Units (2)
Forward Currency Exchange Contracts	157,484	—	157,484
Futures Contracts	—	1	1

(1)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin on April 30, 2026 is reported within the Statement of Assets and Liabilities.

(2)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended Apirl 30, 2026.

Counterparty Credit Risk: Derivative contracts may be exposed to counterparty credit risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

TCW ETF Trust

April 30, 2026

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

For OTC derivatives, the Funds mitigate their counterparty risk by entering into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by the Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Adviser believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to ASC 210 Balance Sheet (“ASC 210”), Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

Master Agreements and Netting Arrangements. Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

arrangements are generally tied to credit -related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/ moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, typically $250,000 or $500,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Fund, the Fund’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The following tables present each Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreement and net of the related collateral received or pledged by each Fund as of April 30, 2026:

TCW AAA CLO ETF

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged(1)	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities(2)
Bank of New York
Forward Currency Exchange Contracts	$9,607	$—	$—	$9,607
Goldman Sachs & Co.
Forward Currency Exchange Contracts	305,997	—	—	305,997

Total	$315,604	$—	$—	$315,604

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount payable to the counterparty in the event of default.

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April 30, 2026

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

TCW Core Plus Bond ETF

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received(1)	Derivatives Assets/ (Liabilities) Available for Offset	Net Amount of Assets (2)
Barclays Capital
Purchased Swaptions	$24,917	$—	$—	$24,917
JP Morgan Chase Bank
Forward Currency Exchange Contracts	142	—	(142)	—

Total	$25,059	$—	$(142)	$24,917

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged(1)	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities(3)
Citibank N.A.
Forward Currency Exchange Contracts	$38,605	$—	$—	$38,605
Goldman Sachs & Co.
Forward Currency Exchange Contracts	105,417	(80,000)	—	25,417
JP Morgan Chase Bank
Forward Currency Exchange Contracts	106,271	—	(142)	106,129
JP Morgan Chase Bank
Written Swaptions	32,111	—	—	32,111

Total	$282,404	$(80,000)	$(142)	$202,262

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.
(3)	Represents the net amount payable to the counterparty in the event of default.

TCW Corporate Bond ETF

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged(1)	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities(2)
Goldman Sachs & Co.
Forward Currency Exchange Contracts	$20,142	$—	$—	$20,142

Total	$20,142	$—	$—	$20,142

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount payable to the counterparty in the event of default.

TCW Flexible Income ETF

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received(1)	Derivatives Assets/ (Liabilities) Available for Offset	Net Amount of Assets (2)
JP Morgan Chase Bank
Forward Currency Exchange Contracts	$1,057	$—	$(1,057)	$—

Total	$1,057	$—	$(1,057)	$—

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged(1)	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities(3)
Bank of New York
Forward Currency Exchange Contracts	$370,718	$—	$—	$370,718
Goldman Sachs & Co.
Forward Currency Exchange Contracts	3,789,662	(1,240,000)	—	2,549,662
JP Morgan Chase Bank
Forward Currency Exchange Contracts	6,581	—	(1,057)	5,524

Total	$4,166,961	$(1,240,000)	$(1,057)	$2,925,904

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.
(3)	Represents the net amount payable to the counterparty in the event of default.

TCW High Yield Bond ETF

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged(1)	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities(2)
Goldman Sachs & Co.
Forward Currency Exchange Contracts	$7,607	$—	$—	$7,607

Total	$7,607	$—	$—	$7,607

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount payable to the counterparty in the event of default.

TCW Multisector Credit Income ETF

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged(1)	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities(2)
Goldman Sachs & Co.
Forward Currency Exchange Contracts	$8,862	$—	$—	$8,862

Total	$8,862	$—	$—	$8,862

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount payable to the counterparty in the event of default.

TCW Senior Loan ETF

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged(1)	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities(2)
Goldman Sachs & Co.
Forward Currency Exchange Contracts	$1,788	$—	$—	$1,788

Total	$1,788	$—	$—	$1,788

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount payable to the counterparty in the event of default.

NOTE 3 — PORTFOLIO INVESTMENTS

Mortgage-Backed and Other Asset-Backed Securities: The Funds may invest in MBS, which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any

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April 30, 2026

NOTE 3 — PORTFOLIO INVESTMENTS (Continued)

fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association (Ginnie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) or Federal National Mortgage Corporation (Fannie Mae). The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Mortgage-backed and other asset-backed securities held by the Fund at April 30, 2026 are listed in the Fund’s Schedule of Investments.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 3 — PORTFOLIO INVESTMENTS (Continued)

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, TBA or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Funds is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into mortgage dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A mortgage dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the period ended April 30, 2026. The Fund did, however, enter into TBA transactions, including TBA dollar rolls. TBA securities are forward commitments to purchase or sell mortgage-backed securities for a fixed price, with the specific securities to be delivered determined

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NOTE 3 — PORTFOLIO INVESTMENTS (Continued)

at a later date. In TBA dollar roll transactions, the Fund sells a TBA security for current settlement and simultaneously enters into a commitment to purchase a substantially similar TBA security for a future settlement date. Unlike mortgage dollar rolls involving specified MBS, TBA dollar rolls do not involve the sale and repurchase of the same security, but rather the rolling of forward commitments with similar characteristics (such as issuer, coupon, and maturity). Accordingly, these transactions are not considered financing transactions involving identified securities and are accounted for as purchase and sale transactions. Any gain or loss generated from TBA dollar roll transactions is recognized as part of the Fund’s investment operations and is reflected in the Statement of Operations.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of April 30, 2026.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements accounted for as secured borrowings in accordance with ASC No. 860, Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended April 30, 2026.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Fund can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2026.

Derivatives:

Forward Currency Exchange Contracts: The Funds enter into forward currency exchange contracts as a hedge against fluctuations in foreign exchange rates. Forward currency exchange contracts are marked-to-market daily and the change in market value is recorded by the Funds as

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 3 — PORTFOLIO INVESTMENTS (Continued)

unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding forward currency exchange contracts at April 30, 2026 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. During the period ended April 30, 2026, the Funds utilized treasury futures to help manage interest rate duration and credit market exposure. Futures contracts outstanding at April 30, 2026 are listed in the Funds’ Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the

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April 30, 2026

NOTE 3 — PORTFOLIO INVESTMENTS (Continued)

option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying

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Notes to Financial Statements (Continued)

NOTE 3 — PORTFOLIO INVESTMENTS (Continued)

security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. See “Swap Agreements” below. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. During the period ended April 30, 2026, TCW Core Plus Bond ETF held written swaptions.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When the Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of

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April 30, 2026

NOTE 3 — PORTFOLIO INVESTMENTS (Continued)

a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and the Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Fund are recorded as realized gains and losses, respectively. During the period ended April 30, 2026, the TCW Core Plus Bond ETF and TCW Flexible Income ETF entered into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed-rate bonds which may decrease when interest rates rise (interest rate risk). Outstanding swap agreements at April 30, 2026, if any, are disclosed in the Schedules of Investments.

NOTE 4 — RISK CONSIDERATIONS

Market Risk: The Funds’ investments will fluctuate with market conditions, and so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk: The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk: The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Mortgage-Backed and Other Asset-Backed Securities Risk: The Funds may invest in MBS or other ABS. The values of some mortgage-backed securities or other asset-backed securities may expose the Funds to a lower rate of return upon reinvestment of principal. When interest rates rise,

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Notes to Financial Statements (Continued)

NOTE 4 — RISK CONSIDERATIONS (Continued)

the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Derivatives Risk: Use of derivatives, which at times is an important part of the Funds’ investment strategies, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will achieve their objective through the use of the derivatives.

Credit Risk: The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower-rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Funds invest also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Certain Funds invest a material portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

MBS and ABS are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass-through, sequential pay, prepayment-protected, interest only, principal only, etc.), the security of the claim on the underlying assets (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans, prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.). In many cases, the classification incorporates a degree of subjectivity: a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance versus purchase versus equity takeout), the borrower’s credit quality (e.g., FICO score), and whether the loan is a first trust deed or a second lien.

Counterparty Risk: The Funds may be exposed to counterparty risk, the risk that an entity with which a Fund has unsettled or open transactions may not fulfill its obligations.

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April 30, 2026

NOTE 4 — RISK CONSIDERATIONS (Continued)

Foreign Currency Risk: The Funds may be exposed to the risk that the value of the Funds’ investments denominated in foreign currencies will decline in value because the foreign currencies have declined in value relative to the U.S. dollar.

Foreign Investing Risk: The Funds may be exposed to the risk that the Funds’ share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest.

U.S. Trade Policy Risk: There have been significant changes to United States trade policies, treaties and tariffs, and in the future there may be additional significant changes. These and any future developments, and continued uncertainty surrounding trade policies, treaties and tariffs, may have a material adverse effect on global economic conditions, inflation and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. Any of these factors could depress economic activity and restrict the access by issuers of our portfolio securities to suppliers or customers, increase their supply-chain costs and expenses and could have material adverse effects on our portfolio investments.

Investment Style Risk: Certain Funds may also be subject to investment style risk. The Adviser’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

Bank Loan Risk: There is a risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. A Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities. Bank loans are not registered and otherwise may not be treated as securities under the federal securities laws, meaning investors in loans have less protection against improper practices than investors in securities that are registered under or are otherwise subject to the protections of the securities laws.

NOTE 5 — FEDERAL INCOME TAXES

It is the policy of the Funds to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of operations. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended April 30, 2026. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 5 — FEDERAL INCOME TAXES (Continued)

At April 30, 2026, net unrealized appreciation for federal income tax purposes is comprised of the following components:

Fund	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW AAA CLO ETF	$776,365	$(402,490)	$373,875	$495,466,122
TCW Core Plus Bond ETF	1,895,642	(4,348,520)	(2,452,878)	247,872,374
TCW Corporate Bond ETF	337,150	(631,121)	(293,971)	40,177,488
TCW Flexible Income ETF	25,002,654	(64,470,828)	(39,468,174)	3,471,183,489
TCW High Yield Bond ETF	800,440	(969,737)	(169,297)	31,858,350
TCW Multisector Credit Income ETF	791,559	(1,185,297)	(393,738)	38,394,557
TCW Senior Loan ETF	1,544,551	(7,993,322)	(6,448,771)	238,924,903

At October 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Income	Undistributed Long-term Gains	Accumulated Capital loss Carryforwards and Post- October losses	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)	Total Distributable Earnings
TCW AAA CLO ETF	$1,713,503	$—	$(99,671)	$—	$369,012	$1,982,844
TCW Core Plus Bond ETF	2,447,708	—	(90,847,326)	—	156,986	(88,242,632)
TCW Corporate Bond ETF	133,874	—	(2,222,022)	—	414,416	(1,673,732)
TCW Flexible Income ETF	13,976,190	—	(20,630,982)	—	(16,973,529)	(23,628,321)
TCW High Yield Bond ETF	394,176	—	(8,268,882)	—	54,657	(7,820,049)
TCW Multisector Credit Income ETF	425,857	—	(24,971)	—	461,841	862,727
TCW Senior Loan ETF	2,306,713	—	(25,620,379)	—	(4,176,263)	(27,489,929)

During the year ended October 31, 2025, the tax character of distributions paid was as follows:

Fund	Ordinary Income*	Long-Term Capital Gain	Return of Capital	Total Distributions
TCW AAA CLO ETF	$8,743,630	$—	$—	$8,743,630
TCW Core Plus Bond ETF	8,842,643	—	—	8,842,643
TCW Corporate Bond ETF	593,939	—	—	593,939
TCW Flexible Income ETF	53,585,406	—	—	53,585,406
TCW High Yield Bond ETF	2,632,757	—	—	2,632,757
TCW Multisector Credit Income ETF	2,942,000	—	—	2,942,000
TCW Senior Loan ETF	12,901,702	—	—	12,901,702

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

TCW ETF Trust

April 30, 2026

NOTE 5 — FEDERAL INCOME TAXES (Continued)

At October 31, 2025, the following Funds had net realized loss carryforwards for federal income tax purposes:

	No Expiration
Fund	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW AAA CLO ETF	$99,671	$—	$99,671
TCW Core Plus Bond ETF	63,413,282	27,434,044	90,847,326
TCW Corporate Bond ETF	582,858	1,639,164	2,222,022
TCW Flexible Income ETF	—	20,630,982	20,630,982
TCW High Yield Bond ETF	2,077,955	6,190,927	8,268,882
TCW Multisector Credit Income ETF	22,165	2,806	24,971
TCW Senior Loan ETF	644,074	24,976,305	25,620,379

At October 31, 2025, the effect of permanent book/tax reclassifications primarily related to in-kind transactions resulted in increase/(decrease) to the components of net assets as follows:

	Total Distributable Earnings	Paid in Capital
TCW AAA CLO ETF	$—	$—
TCW Core Plus Bond ETF	925	(925)
TCW Corporate Bond ETF	—	—
TCW Flexible Income ETF	92	(92)
TCW High Yield Bond ETF	—	—
TCW Multisector Credit Income ETF	136	(136)
TCW Senior Loan ETF	36,738	(36,738)

NOTE 6 — MANAGEMENT AND OTHER AGREEMENTS

Management

The Adviser, located at 515 South Flower Street, Los Angeles, CA 90071, furnishes investment advisory services to the Funds pursuant to an Investment Advisory Agreement with the Trust on behalf of the Funds (the “Investment Advisory Agreement”), subject to the supervision and direction of the Board. The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended.

For its investment advisory services to the Funds, the Adviser is paid a management fee from the Funds based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.20% for the TCW AAA CLO ETF, 0.40% for the Core Plus Bond ETF, 0.35% for the TCW Corporate Bond ETF, 0.40% for the TCW Flexible Income ETF, 0.50% for the TCW High Yield Bond ETF, 0.56% for the TCW Multisector Credit Income ETF, and 0.65% for the TCW Senior Loan ETF. The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses, as may be specified in a separate letter of agreement.

Prior to the reorganization into the TCW Core Plus Bond ETF, for the period April 1, 2025 to June 16, 2025, the TCW MetWest Intermediate Bond Fund paid Metropolitan West Asset Management, LLC (the previous Adviser) a management fee based on a percentage of the TCW MetWest Intermediate Bond Fund’s average daily net assets, at the annual rate of 0.35%.

Prior to the reorganization into the TCW Corporate Bond ETF, for the period April 1, 2024 to November 15, 2024, the TCW MetWest Corporate Bond Fund paid Metropolitan West Asset

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 6 — MANAGEMENT AND OTHER AGREEMENTS (Continued)

Management, LLC (the previous Adviser) a management fee based on a percentage of the TCW MetWest Corporate Bond Fund’s average daily net assets, at the annual rate of 0.40%.

Prior to the reorganization into the TCW High Yield Bond ETF, for the period November 1, 2024 to November 15, 2024, the TCW High Yield Bond Fund paid the Adviser a management fee based on a percentage of the TCW High Yield Bond Fund’s average daily net assets, at the annual rate of 0.45%.

Prior to the reorganization into the TCW Senior Loan ETF, for the period April 1, 2024 to November 15, 2024, the TCW MetWest Floating Rate Income Fund paid Metropolitan West Asset Management, LLC (the previous Adviser) a management fee based on a percentage of the TCW MetWest Floating Rate Income Fund’s average daily net assets, at the annual rate of 0.55%.

Pursuant to the Investment Advisory Agreement between the Adviser and the Trust (entered into on behalf of the Funds), the Adviser is responsible for substantially all expenses of the Funds, except (i) interest and taxes (including, but not limited to, income, excise, transfer and withholding taxes); (ii) expenses of the Funds incurred with respect to the acquisition, holding, voting and/or disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) the advisory fee payable to the Adviser under the Investment Advisory Agreement; (v) litigation expenses (including fees and expenses of counsel retained by or on behalf of the Trust or any Fund) and any fees, costs or expenses payable by the Trust or any Fund pursuant to indemnification obligations to which the Trust or such Fund may be subject (pursuant to contract or otherwise); and (vi) any extraordinary expenses, as determined by a majority of the Independent Trustees.

Prior to the reorganization into the TCW Core Plus Bond ETF, for the period April 1, 2025 to June 15, 2025, the TCW MetWest Intermediate Bond Fund incurred distribution 12b-1 fees. These fees were no longer applicable subsequent to the reorganization.

Prior to the reorganization into the TCW Corporate Bond ETF and TCW Senior Loan ETF, for the period April 1, 2024 to November 15, 2024, the TCW MetWest Corporate Bond Fund and the TCW MetWest Floating Rate Income Fund incurred distribution 12b-1 fees. These fees were no longer applicable subsequent to the reorganization.

Prior to the reorganization into the TCW Corporate Bond ETF, for the period April 1, 2024 to November 15, 2024, the Adviser limited the operating expenses of the TCW MetWest Corporate Bond Fund Class I not to exceed 0.50% relative to the TCW MetWest Corporate Bond Fund Class I average daily net assets.

Prior to the reorganization into the TCW Senior Loan ETF, for the period April 1, 2024 to November 15, 2024, the Adviser limited the operating expenses of the TCW MetWest Floating Rate Income Fund Class I not to exceed 0.70% relative to the TCW MetWest Floating Rate Income Fund Class I average daily net assets.

Administrator, Custodian, Transfer Agent and Accounting Agent

State Street Bank and Trust Company (“State Street” or the “Bank”), located at One Congress Street, Suite 1, Boston, MA 02114-2016, is the Fund’s administrator, fund accountant, transfer and dividend agent and custodian. State Street is primarily in the business of providing administrative, fund

TCW ETF Trust

April 30, 2026

NOTE 6 — MANAGEMENT AND OTHER AGREEMENTS (Continued)

accounting and transfer and dividend agent services to retail and institutional mutual funds and exchange traded funds. Prior to the reorganizations referenced herein, The Bank of New York Mellon served as the Funds’ administrator, fund accountant, transfer and dividend agent and custodian.

Distribution

Foreside Financial Services, LLC (the “Distributor”), Three Canal Plaza, Suite 100, Portland, Maine 04101, is the distributor for the shares of the Trust. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Organizational and Offering Costs

The Adviser has paid or assumed all organizational and offering expenses for the Funds.

Board of Trustees Compensation

The Trust pays each Independent Trustee an annual retainer of $27,500 per calendar year, plus a $1,500 per meeting fee for in person attendance and $250 for telephonic attendance for each meeting of the Board of Trustees attended by that Independent Trustee. The Independent Chair of the Board of Trustees receives an additional annual retainer of $10,500, the Independent Vice Chair receives an additional annual retainer of $7,000, and the Chairs of the Audit Committee and the Nominating and Governance Committee each receive an additional annual retainer of $1,750. The Independent Trustees’ compensation is paid by the Adviser from the management fees it receives from the Funds.

NOTE 7 — FUND REORGANIZATIONS

On November 15, 2024, the TCW Corporate Bond ETF acquired all of the assets and assumed all of the liabilities of the TCW MetWest Corporate Bond Fund pursuant to a plan of reorganization approved by the board of the TCW MetWest Corporate Bond Fund and the Board of Trustees of the Trust on September 9, 2024. The acquisition was accomplished by a tax-free exchange as follows:

On the close of business on November 15, 2024, 110,118 shares of the TCW MetWest Corporate Bond Fund, valued at $4,983,150, were outstanding. After the reorganization, the TCW Corporate Bond ETF had 110,118 shares valued at $4,983,150.

The investment portfolio of the TCW MetWest Corporate Bond Fund, with a value of $5,134,310 and identified cost of $5,738,478, was the principal asset acquired by the TCW Corporate Bond ETF. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the TCW MetWest Corporate Bond Fund was carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 7 — FUND REORGANIZATIONS (Continued)

earnings of the TCW MetWest Corporate Bond Fund that have been reflected in the statement of operations since November 15, 2024, for the TCW Corporate Bond ETF.

	Before Reorganization	After Reorganization
	TCW MetWest Corporate Bond Fund	TCW Corporate Bond ETF
Net Assets	$4,982,150	$4,982,150
Shares Outstanding	110,118	110,118
Net Asset Value Per Share	$45.25	$45.25
Net Unrealized Depreciation	$(604,168)	$(604,168)

The TCW MetWest Corporate Bond Fund and TCW Corporate Bond ETF had identical investment objectives and substantially similar principal investment strategies and principal risks. For financial reporting purposes, the TCW MetWest Corporate Bond Fund’s financial and performance history prior to the Reorganization is carried forward and reflected in the TCW Corporate Bond ETF’s financial statements and financial highlights.

On November 15, 2024, the TCW High Yield Bond ETF acquired all of the assets and assumed all of the liabilities of the TCW High Yield Bond Fund pursuant to a plan of reorganization approved by the board of the TCW High Yield Bond Fund and the Board of Trustees of the Trust on April 8, 2024. The acquisition was accomplished by a tax-free exchange as follows:

On the close of business on November 15, 2024, 1,322,812 shares of the TCW High Yield Bond Fund, valued at $40,656,611, were outstanding. After the reorganization, the TCW High Yield Bond ETF had 1,322,812 shares valued at $40,656,611.

The investment portfolio of the TCW High Yield Bond Fund, with a value of $40,177,909 and identified cost of $40,717,516, was the principal asset acquired by the TCW High Yield Bond ETF. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the TCW High Yield Bond Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the TCW High Yield Bond Fund that have been reflected in the statement of operations since November 15, 2024, for the TCW High Yield Bond ETF.

	Before Reorganization	After Reorganization
	TCW High Yield Bond Fund	TCW High Yield Bond ETF
Net Assets	$40,656,611	$40,656,611
Shares Outstanding	1,322,812	1,322,812
Net Asset Value Per Share	$30.73	$30.73
Net Unrealized Depreciation	$(518,452)	$(518,452)

The TCW High Yield Bond Fund and the TCW High Yield Bond ETF had identical investment objectives and substantially similar principal investment strategies and principal risks. For financial reporting purposes, the TCW High Yield Bond Fund’s financial and performance history prior to the

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April 30, 2026

NOTE 7 — FUND REORGANIZATIONS (Continued)

Reorganization is carried forward and reflected in the TCW High Yield Bond ETF’s financial statements and financial highlights.

On November 15, 2024, the TCW Senior Loan ETF acquired all of the assets and assumed all of the liabilities of the TCW MetWest Floating Rate Income Fund pursuant to a plan of reorganization approved by the board of the TCW MetWest Floating Rate Income Fund and the Board of Trustees of the Trust on June 10, 2024. The acquisition was accomplished by a tax-free exchange as follows:

On the close of business on November 15, 2024, 6,173,628 shares of the TCW MetWest Floating Rate Income Fund, valued at $293,938,143, were outstanding. After the reorganization, the TCW Senior Loan ETF had 6,173,628 shares valued at $293,938,143.

The investment portfolio of the TCW MetWest Floating Rate Income Fund, with a value of $279,190,430 and identified cost of $279,441,046, was the principal asset acquired by the TCW Senior Loan ETF. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the TCW MetWest Floating Rate Income Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the TCW MetWest Floating Rate Income Fund that have been reflected in the statement of operations since November 15, 2024, for the TCW Senior Loan ETF.

	Before Reorganization	After Reorganization
	TCW MetWest Floating Rate Income Fund	TCW Senior Loan ETF
Net Assets	$293,938,143	$293,938,143
Shares Outstanding	6,173,628	6,173,628
Net Asset Value Per Share	$47.61	$47.61
Net Unrealized Depreciation	$(250,616)	$(250,616)

The TCW MetWest Floating Rate Income Fund and the TCW Senior Loan ETF had identical investment objectives and substantially similar principal investment strategies and principal risks. For financial reporting purposes, the TCW MetWest Floating Rate Income Fund’s financial and performance history prior to the Reorganization is carried forward and reflected in the TCW Senior Loan ETF’s financial statements and financial highlights.

On June 13, 2025, the TCW Core Plus Bond ETF acquired all of the assets and assumed all of the liabilities of the TCW MetWest Intermediate Bond Fund pursuant to a plan of reorganization approved by the board of the TCW MetWest Intermediate Bond Fund and the Board of Trustees of the Trust on March 27, 2025. The acquisition was accomplished by a tax-free exchange as follows:

On the close of business on June 13, 2025, 9,875,433 shares of the TCW MetWest Intermediate Bond Fund, valued at $373,788,338, were outstanding. After the reorganization, the TCW Core Plus Bond ETF had 9,875,433 shares valued at $373,788,338.

The investment portfolio of the TCW MetWest Intermediate Bond Fund, with a value of $421,941,809 and identified cost of $422,021,333, was the principal asset acquired by the TCW Core Plus Bond ETF.

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 7 — FUND REORGANIZATIONS (Continued)

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the TCW MetWest Intermediate Bond Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the TCW MetWest Intermediate Bond Fund that have been reflected in the statement of operations since June 13, 2025, for the TCW Core Plus Bond ETF.

	Before Reorganization	After Reorganization
	TCW MetWest Intermediate Bond Fund	TCW Core Plus Bond ETF
Net Assets	$373,788,338	$373,788,338
Shares Outstanding	9,875,433	9,875,433
Net Asset Value Per Share	$37.85	$37.85
Net Unrealized Depreciation	$(79,524)	$(79,524)

The TCW MetWest Intermediate Bond Fund and the TCW Core Plus Bond ETF had identical investment objectives and substantially similar principal investment strategies and principal risks. For financial reporting purposes, the TCW MetWest Intermediate Bond Fund’s financial and performance history prior to the Reorganization is carried forward and reflected in the TCW Core Plus Bond ETF’s financial statements and financial highlights.

NOTE 8 — RELATED PARTIES

At April 30, 2026, certain officers and Trustees of the Trust are also officers or employees of the Adviser or affiliated with the Distributor.

NOTE 9 — COMMITTED LINE OF CREDIT

The Funds, together with the TCW Metropolitan West Funds and the TCW Funds, Inc., have entered into a $250,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes, with an expiration date of December 17, 2026. The interest rate on borrowing is the higher Federal Funds Effective Rate plus 0.10%, plus 1.25% or the Overnight Bank Funding Rate plus 0.10%, plus 1.25%. There were no borrowings from the line of credit as of or during the six months ended April 30, 2026. The Funds pay the Bank a commitment fee equal to 0.25% per annum on the unused portion of the committed line amount. The commitment fees incurred by the Funds would be presented in each Fund’s Statements of Operations. The commitment fees would be allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund.

NOTE 10 — CREATION AND REDEMPTION TRANSACTIONS

Each Fund issues and redeems shares (“Shares”) at NAV only in aggregations of a specified number of Shares (each a “Creation Unit”). The Funds may issue and redeem Creation Units of its Shares in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted) (“Deposit Instruments”), together with the deposit of a specified cash payment (“Cash Component”). Shares of each Fund are listed and trade on the New York Stock

TCW ETF Trust

April 30, 2026

NOTE 10 — CREATION AND REDEMPTION TRANSACTIONS (Continued)

Exchange LLC (the “Exchange” or “NYSE”), a national securities exchange. Shares of the Funds are traded in the secondary market and elsewhere at market values that may be at, above or below each Fund’s NAV. Shares are redeemable only in Creation Units by authorized participants that have entered into agreements with the Distributor (“Authorized Participants”), and, generally, in exchange for securities in kind and or a cash amount. Creation Units typically are large blocks of a specified number of shares or multiples thereof. In the event of liquidation of a Fund, the Trust may lower the number of shares in a Creation Unit.

Shares may be issued in advance of receipt of Deposit Instruments, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust a cash deposit in an amount at least equal to a specified percentage, as set forth in the applicable Participant Agreement, of the value of the missing Deposit Instruments. The Trust may use such cash deposit at any time to purchase Deposit Instruments. Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

NOTE 11 — CAPITAL SHARE TRANSACTIONS

Transactions in each Fund’s shares were as follows:

TCW AAA CLO ETF	Six Months Ended April 30, 2026 (Unaudited)		For the Period November 15, 2024 (Commencement of Operations) through October 31, 2025
	Shares	Amount	Shares	Amount
Shares Sold	3,800,000	$191,396,716	6,660,000	$334,494,501
Shares Redeemed	(350,000)	(17,630,797)	(260,000)	(13,081,127)

Net Increase	3,450,000	$173,765,919	6,400,000	$321,413,374

TCW Core Plus Bond ETF (1)(2)	Six Months Ended April 30, 2026 (Unaudited)		For the Period from April 1, 2025 through October 31, 2025
	Shares	Amount	Shares	Amount
Shares Sold	100,000	$3,622,650	896,193	$34,126,980
Shares Sold — shares converted from Class M	—	—	411,422	15,541,542
Shares Issued upon Reinvestment of Dividends	—	—	96,795	3,666,823
Shares Redeemed	(550,000)	(21,164,935)	(12,031,377)	(456,840,408)

Net Decrease	(450,000)	$(17,542,285)	(10,626,967)	$(403,505,063)

TCW Core Plus Bond ETF	Year Ended March 31, 2025
	Shares	Amount
Shares Sold	3,490,947	$34,126,980
Shares Issued upon Reinvestment of Dividends	817,702	30,652,342
Shares Redeemed	(13,103,584)	(492,769,621)

Net Decrease	(8,794,935)	$(330,937,181)

(1)

The TCW Core Plus Bond ETF (FIXT) acquired the assets and liabilities of the predecessor mutual fund, the TCW MetWest Intermediate Bond Fund Class I (the “Predecessor Fund”), at the close of business on June 13, 2025. As a result of the reorganization, the TCW Core Plus Bond ETF adopted the accounting and performance history of the Predecessor Fund (inclusive of any expense limitation agreements that were in place). Financial information disclosed for periods prior to June 13, 2025 include those of the Predecessor Fund.

(2)	Per share amounts were adjusted to reflect a 1:4 reverse stock split effective May 22, 2025.

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 11 — CAPITAL SHARE TRANSACTIONS (Continued)

TCW Corporate Bond ETF (1)(2)	Six Months Ended April 30, 2026 (Unaudited)		For the Period April 1, 2025 through October 31, 2025
	Shares	Amount	Shares	Amount
Shares Sold	260,000	$11,984,293	430,000	$19,608,573
Shares Redeemed	—	—	(10,000)	(454,363)

Net Increase	260,000	$11,984,293	420,000	$19,154,210

TCW Corporate Bond ETF	Year Ended March 31, 2025
	Shares	Amount
Shares Sold	78,075	$3,573,099
Shares Sold-shares converted from Class M (3)	50,461	2,330,001
Shares Issued upon Reinvestment of Dividends	1,283	58,030
Shares Redeemed	(2,640)	(117,854)

Net Increase	127,179	$5,843,276

(1)

The TCW Corporate Bond ETF acquired the assets and liabilities of the TCW MetWest Corporate Bond Fund, a series of the TCW Metropolitan West Funds, Inc., at the close of business on November 15, 2024. As a result of the reorganization, the TCW Corporate Bond ETF is the accounting successor of the TCW MetWest Corporate Bond Fund. Financial information above for the periods prior to November 15, 2024 reflects the performance and expense limitation agreement that was in place for the TCW MetWest Corporate Bond Fund.

(2)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 6, 2024.
(3)	M Class shares were converted into TCW Corporate Bond ETF shares at the close of business on October 18, 2024.

TCW Flexible Income ETF	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Shares Sold	24,600,000	$969,069,887	42,150,000	$1,654,358,678
Shares Issued upon Reinvestment of Dividends	—	—	14	564

Net Increase	24,600,000	$969,069,887	42,150,014	$1,654,359,242

TCW High Yield Bond ETF (1)(2)	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Shares Sold	10,000	$275,694	125,367	$3,743,661
Shares Issued upon Reinvestment of Dividends	—	—	6,953	213,120
Shares Redeemed	(130,000)	(3,918,604)	(284,567)	(8,683,937)

Net Decrease	(120,000)	$(3,642,910)	(152,247)	$(4,727,156)

(1)

The TCW High Yield Bond ETF (HYBX) acquired the assets and liabilities of the predecessor mutual fund, the TCW High Yield Bond Fund Class I (the “Predecessor Fund”), at the close of business on November 15, 2024. As a result of the reorganization, the TCW High Yield Bond ETF adopted the accounting and performance history of the Predecessor Fund (inclusive of any expense limitation agreements that were in place). Financial information disclosed for periods prior to November 15, 2024 include those of the Predecessor Fund.

(2)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 6, 2024.

TCW Multisector Credit Income ETF	Six Months Ended April 30, 2026 (Unaudited)		For the Period November 15, 2024 (Commencement of Operations) through October 31, 2025
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	1,000,000	$50,000,000
Shares Redeemed	(210,000)	(10,589,460)	—	—

Net Decrease	(210,000)	$(10,589,460)	1,000,000	$50,000,000

TCW ETF Trust

April 30, 2026

NOTE 11 — CAPITAL SHARE TRANSACTIONS (Continued)

TCW Senior Loan ETF (1)(2)	Six Months Ended April 30, 2026 (Unaudited)		For the Period April 1, 2025 through October 31, 2025
	Shares	Amount	Shares	Amount
Shares Sold	90,000	$4,550,027	770,000	$35,900,804
Shares Redeemed	(510,000)	(23,457,136)	(1,600,000)	(75,075,665)

Net Decrease	(420,000)	$(18,907,109)	(830,000)	$(39,174,861)

TCW Senior Loan ETF	Year Ended March 31, 2025
	Shares	Amount
Shares Sold	946,675	$44,131,030
Shares Sold-shares converted from Class M (3)	148,325	7,040,099
Shares Issued upon Reinvestment of Dividends	229,502	10,890,222
Shares Redeemed	(1,268,332)	(59,454,945)

Net Decrease	56,170	$2,606,406

(1)

The TCW Senior Loan ETF acquired the assets and liabilities of the TCW MetWest Floating Rate Income Fund, a series of the TCW Metropolitan West Funds, Inc., at the close of business on November 15, 2024. As a result of the reorganization, the TCW Senior Loan ETF is the accounting successor of the TCW MetWest Floating Rate Income Fund. Financial information above for the periods prior to November 15, 2024 reflects the performance and expense limitation agreement that was in place for the TCW MetWest Floating Rate Income Fund.

(2)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 6, 2024.
(3)	M Class shares were converted into TCW Senior Loan ETF shares at the close of business on October 18, 2024.

NOTE 12 — PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the period ended April 30, 2026 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW AAA CLO ETF	$258,112,638	$75,746,963	$—	$—
TCW Core Plus Bond ETF	44,057,505	53,633,223	396,226,938	397,349,799
TCW Corporate Bond ETF	12,217,409	3,291,758	28,103,567	26,600,921
TCW Flexible Income ETF	1,384,273,569	416,954,664	2,737,565,332	2,614,148,440
TCW High Yield Bond ETF	13,451,291	18,042,419	—	—
TCW Multisector Credit Income ETF	14,939,498	20,573,114	—	—
TCW Senior Loan ETF	108,899,683	127,893,296	7,692,102	7,758,831

All creation and redemption transactions for the Funds were on a cash basis.

NOTE 13 — RESTRICTED SECURITIES

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 13 — RESTRICTED SECURITIES (Continued)

these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. The restricted securities held by the Funds at April 30, 2026 are listed below.

TCW Core Plus Bond ETF
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
ModivCare, Inc., 0.00%, 10/01/29	05/18/23	$675,902	$13,167	0.01%

		$675,902	$13,167	0.01%

TCW Flexible Income ETF
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
COMM Mortgage Trust Series 2012-LC4, Class XB (I/O), 0.49%, 12/10/44	01/22/19	$10,650	$4	0.00%
COMM Mortgage Trust Series 2015-LC21, Class XE (I/O), 1.14%, 07/10/48	05/19/21	335,956	$241	0.00%
ModivCare, Inc., 0.00%, 10/01/29	02/02/24	616,295	11,165	0.00%
Invesco CLO Ltd. Series 2021-2A, Class Y, 0.00%, 07/15/34	03/27/25	5	0	0.00%
Invesco U.S. CLO Ltd. Series 2024-4A, Class Y, 0.05%, 01/15/38	11/25/24	0	0	0.00%
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class XC (I/O), 0.27%, 08/15/45	04/14/20	19,838	57	0.00%
New Mountain CLO 8 Ltd. Series CLO-8A, Class M, 0.10%, 10/20/38	09/16/25	40	0	0.00%
WFRBS Commercial Mortgage Trust Series 2012-C10, Class XB (I/O), 0.39%, 12/15/45	04/21/20	303,070	309	0.00%

		$1,285,854	$11,776	0.00%

TCW High Yield Bond ETF
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
ModivCare, Inc., 0.00%, 10/01/29	05/18/23	$175,965	$3,150	0.01%

		$175,965	$3,150	0.01%

TCW Multisector Credit Income ETF
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
ModivCare, Inc., 0.00%, 10/01/29	11/15/24	$186,818	$3,874	0.01%

		$186,818	$3,874	0.01%

TCW ETF Trust

April 30, 2026

NOTE 14 — COMMITMENTS AND CONTINGENCIES

The following Funds had unfunded commitments and unrealized gain (loss) by investment as of April 30, 2026:

TCW Core Plus Bond ETF
UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
GC Ferry Acquisition I, Inc., Delayed Draw Term Loan	08/16/32	$17,507	$(20)
Secretariat Advisors, LLC, 2025 Delayed Draw Term Loan	02/28/32	6,225	(93)

		23,732	(113)

TCW Flexible Income ETF
UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
American Rock Salt Company LLC, 2024 First Out Delayed Draw Term Loan	06/09/28	$47,311	$319
GC Ferry Acquisition I Inc., Delayed Draw Term Loan	08/16/32	232,959	(258)
Liquid Tech Solutions LLC, 2025 Delayed Draw Term Loan	10/12/32	139,319	(58)
Secretariat Advisors, LLC, 2025 Delayed Draw Term Loan	02/28/32	148,876	(2,233)
US Fertility Enterprises LLC	12/30/32	197,368	1,159

		765,833	(1,071)

TCW Multisector Credit Income ETF
UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
Air Comm Corporation, LLC, 2025 Delayed Draw Term Loan	12/11/31	$11,538	$61
GC Ferry Acquisition I Inc., Delayed Draw Term Loan	08/16/32	18,229	(20)

		29,767	41

TCW Senior Loan ETF
UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
Air Comm Corporation, LLC, 2025 Delayed Draw Term Loan	12/11/31	$16,248	$86
American Rock Salt Company LLC, 2024 First Out Delayed Draw Term Loan	06/09/28	140,786	950
GC Ferry Acquisition I Inc., Delayed Draw Term Loan	08/16/32	72,917	(81)
Liquid Tech Solutions LLC, 2025 Delayed Draw Term Loan	10/12/32	23,220	(10)
PMI (Us) Bidco, Inc., Delayed Draw Term Loan	03/16/33	74,778	561
Secretariat Advisors, LLC, 2025 Delayed Draw Term Loan	02/28/32	149,343	(247)
Splat Super Holdco, LLC, 2025 Delayed Draw Term Loan	07/02/32	53,976	(6,747)
US Fertility Enterprises LLC, 2025 Delayed Draw Term Loan	12/30/32	164,474	966

		695,741	(4,522)

NOTE 15 — INDEMNIFICATIONS

Under the Trust’s organizational documents, its Officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote. The Trust has not accrued any liability in connection with such indemnification.

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 16 — SEGMENT REPORTING

The Funds adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. The Funds represent a single operating segment as the operating results of the Funds are monitored as a whole and their long-term asset allocation is determined in accordance with the terms of the applicable prospectus, based on defined investment objectives that are executed by the Funds’ portfolio management team. A senior executive team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer, serves as the Funds’ chief operating decision maker (“CODM”), which acts in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the Funds’ profits and losses and to make resource allocation decisions. Segment assets are reflected in the Statements of Assets and Liabilities as Net Assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying Statement of Operations.

NOTE 17 — RECENT ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosure requirements, including, but not limited to, those with respect to each Fund’s income tax rate reconciliation and income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. There was no impact to the Funds’ financial statements and no additional disclosures were required for the period ended April 30, 2026.

NOTE 18 — SUBSEQUENT EVENTS

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements.

TCW AAA CLO ETF

Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)		For the Period from November 15, 2024 (Commencement of Operations) through October 31, 2025
Net Asset Value per Share, Beginning of period	$50.53		$50.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	—		2.52
Net Realized and Unrealized Gain on Investments	1.22		0.10

Total from Investment Operations	1.22		2.62

Less Distributions:
Distributions from Net Investment Income	(1.29)		(2.09)

Total Distributions	(1.29)		(2.09)

Net Asset Value per Share, End of period	$50.46		$50.53

Market Value per Share, End of period	$50.48		$50.52

Total Return	2.45	% (2)	5.34	% (2)
Total Return Market Price	2.51	% (2)	5.32	% (2)

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$497,014		$323,396

Before Expense Reimbursement	0.20	% (3)	0.20	% (3)

After Expense Reimbursement	0.20	% (3)	0.20	% (3)

Ratio of Net Investment Income to Average Net Assets	4.79	% (3)	5.29	% (3)

Portfolio Turnover Rate (4)	20	% (2)	72	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	Not annualized.
(3)	Annualized.
(4)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)		For the Period from April 1, 2025 through October 31, 2025 (1)(2)(3)		Year Ended March 31,
					2025	2024	2023	2022
Net Asset Value per Share, Beginning of period	$38.78		$37.80		$37.40	$38.24	$40.40	$42.92

Income (Loss) from Investment Operations:
Net Investment Income (4)	0.84		0.94		1.60	1.60	1.24	0.56
Net Realized and Unrealized Gain (Loss) on Investments	(0.64)		0.74		0.36	(0.84)	(2.16)	(2.40)

Total from Investment Operations	0.20		1.68		1.96	0.76	(0.92)	(1.84)

Less Distributions:
Distributions from Net Investment Income	(1.16)		(0.70)		(1.56)	(1.60)	(1.24)	(0.56)

Total Distributions	(1.16)		(0.70)		(1.56)	(1.60)	(1.24)	(0.68)

Net Asset Value per Share, End of period	$37.82		$38.78		$37.80	$37.40	$38.24	$40.40

Market Value per Share, End of period	$37.74		$38.73		—	—	—	—

Total Return	0.52	% (5)	4.90	% (5)	5.38%	2.12%	(2.22%)	(4.33%)
Total Return Market Price	0.43	% (5)	4.76	% (5)	N/A	N/A	N/A	N/A
Ratios/Supplemental Data:
Net Assets, End of period (in thousands)	$211,641		$234,436		$630,414	$952,523	$876,918	$768,271
Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.39	% (6)	0.49	% (6)	0.49%	0.48%	0.49%	0.47%

After Expense Reimbursement	0.39	% (6)	0.45	% (6)	0.49%	0.48%	0.49%	0.47%
Ratio of Net Investment Income to Average Net Assets	4.47	% (6)	4.17	% (6)	4.21%	4.33%	3.26%	1.29%
Portfolio Turnover Rate (7)	192	% (5)	446	% (5)	643%	588%	516%	399%

(1)

The TCW Core Plus Bond ETF (FIXT) acquired the assets and liabilities of the predecessor mutual fund, the TCW MetWest Intermediate Bond Fund Class I (the “Predecessor Fund”), at the close of business on June 13, 2025. As a result of the reorganization, the TCW Core Plus Bond ETF adopted the accounting and performance history of the Predecessor Fund (inclusive of any expense limitation agreements that were in place). Financial information disclosed for periods prior to June 13, 2025 include those of the Predecessor Fund.

(2)	Per share amounts were adjusted to reflect a 1:4 reverse stock split effective May 22, 2025.
(3)	The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.
(4)	Computed using average shares outstanding throughout the period.
(5)	Not annualized.
(6)	Annualized.
(7)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)		For the Period from April 1, 2025 through October 31, 2025 (1)		Year Ended March 31,
					2025 (2)(3)	2024	2023	2022
Net Asset Value per Share, Beginning of period	$46.92		$45.77		$44.95	$45.15	$49.45	$53.25

Income (Loss) from Investment Operations:
Net Investment Income (4)	1.03		1.19		2.20	1.75	1.40	1.20
Net Realized and Unrealized Gain (Loss) on Investments	(0.97)		1.14		0.32	(0.20)	(4.30)	(3.45)

Total from Investment Operations	0.06		2.33		2.52	1.55	(2.90)	(2.25)

Less Distributions:
Distributions from Net Investment Income	(1.13)		(1.18)		(1.70)	(1.75)	(1.40)	(1.20)
Distributions from Net Realized Gain	—		—		—	—	—	(0.35)

Total Distributions	(1.13)		(1.18)		(1.70)	(1.75)	(1.40)	(1.55)

Net Asset Value per Share, End of period	$45.85		$46.92		$45.77	$44.95	$45.15	$49.45

Market Value per Share, End of period	$45.87		$46.89		$45.77	—	—	—

Total Return	0.11	% (5)	5.10	% (5)	5.55%	3.52%	(5.79%)	(4.44%)
Total Return Market Price	0.22	% (5)	5.18	% (5)	5.55%	N/A	N/A	N/A
Ratios/Supplemental Data:
Net Assets, End of period (in thousands)	$39,434		$28,160		$8,244	$2,379	$2,870	$6,935
Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.35	% (6)	0.35	% (6)	3.59%	4.24%	3.39%	2.40%

After Expense Reimbursement	0.35	% (6)	0.35	% (6)	0.51%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets	4.55	% (6)	4.56	% (6)	3.55%	3.92%	3.05%	2.25%
Portfolio Turnover Rate (7)	94	% (5)	133	% (5)	169%	136%	124%	148%

(1)	The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.
(2)

The TCW Corporate Bond ETF acquired the assets and liabilities of the TCW MetWest Corporate Bond Fund, a series of the TCW Metropolitan West Funds, Inc., at the close of business on November 15, 2024. As a result of the reorganization, the TCW Corporate Bond ETF is the accounting successor of the TCW MetWest Corporate Bond Fund. Financial information above for the periods prior to November 15, 2024 reflects the performance and expense limitation agreement that was in place for the TCW MetWest Corporate Bond Fund.

(3)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 6, 2024.
(4)	Computed using average shares outstanding throughout the period.
(5)	Not annualized.
(6)	Annualized.
(7)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,			Year Ended March 31,
			2025	2024 (1)(2)(3)		2024	2023	2022
Net Asset Value per Share, Beginning of period	$39.74		$38.81	$38.50		$39.45	$43.75	$49.30

Income (Loss) from Investment Operations:
Net Investment Income (4)	1.14		2.23	1.64		3.10	3.50	4.55
Net Realized and Unrealized Gain (Loss) on Investments	(0.44)		0.85	0.15		(0.95)	(4.15)	(5.40)

Total from Investment Operations	0.70		3.08	1.79		2.15	(0.65)	(0.85)

Less Distributions:
Distributions from Net Investment Income	(1.20)		(2.15)	(1.48)		(3.10)	(3.65)	(4.55)
Distributions from Net Realized Gain	—		—	—		—	—	(0.15)

Total Distributions	(1.20)		(2.15)	(1.48)		(3.10)	(3.65)	(4.70)

Net Asset Value per Share, End of period	$39.24		$39.74	$38.81		$38.50	$39.45	$43.75

Market Value per Share, End of period	$39.36		$39.85	$38.90		—	—	—

Total Return	1.78	% (5)	8.18%	4.61	% (5)	5.77%	(1.25%)	(2.05%)
Total Return Market Price	1.81	% (5)	8.21%	4.85	% (5)	N/A	N/A	N/A
Ratios/Supplemental Data:
Net Assets, End of period (in thousands)	$3,045,812		$2,107,066	$421,872		$307,196	$281,372	$177,717
Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.39	% (6)	0.40%	0.57	% (6)	0.68%	0.74%	0.79%

After Expense Reimbursement	0.39	% (6)	0.40%	0.49	% (6)	0.55%	0.55%	0.55%
Ratio of Net Investment Income to Average Net Assets	5.91	% (6)	5.72%	7.25	% (6)	8.07%	8.78%	9.55%
Portfolio Turnover Rate (7)	110	% (5)	390%	181	% (5)	332%	248%	210%

(1)	The TCW Flexible Income ETF has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2024 to October 31, 2024.
(2)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective June 12, 2024.
(3)

The TCW Flexible Income ETF (FLXR) acquired the assets and liabilities of the predecessor mutual fund, the MetWest Flexible Income Fund Class I (the “Predecessor Fund”), at the close of business on June 21, 2024. As a result of the reorganization, the ETF adopted the accounting and performance history of the Predecessor Fund (inclusive of any expense limitation agreements that were in place). Financial information disclosed for periods prior to June 21, 2024 include those of the Predecessor Fund.

(4)	Computed using average shares outstanding throughout the period.
(5)	Not annualized.
(6)	Annualized.
(7)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025		2024	2023	2022	2021
Net Asset Value per Share, Beginning of period	$30.62		$30.65 (1	)(2)	$28.60	$29.00	$34.45	$33.30

Income (Loss) from Investment Operations:
Net Investment Income (3)	1.10		2.09		1.90	1.75	1.40	1.15
Net Realized and Unrealized Gain (Loss) on Investments	(0.47)		(0.10)		2.00	(0.30)	(4.70)	1.20

Total from Investment Operations	0.63		1.99		3.90	1.45	(3.30)	2.35

Less Distributions:
Distributions from Net Investment Income	(1.22)		(2.02)		(1.85)	(1.85)	(1.50)	(1.20)
Distributions from Net Realized Gain	—		—		—	—	(0.65)	—

Total Distributions	(1.22)		(2.02)		(1.85)	(1.85)	(2.15)	(1.20)

Net Asset Value per Share, End of period	$30.03		$30.62		$30.65	$28.60	$29.00	$34.45

Market Value per Share, End of period	$30.03		$30.40		—	—	—	—

Total Return	2.09	% (4)	6.74%		13.89%	4.95%	(9.97%)	7.18%
Total Return Market Price	2.88	% (4)	5.69%		N/A	N/A	N/A	N/A
Ratios/Supplemental Data:
Net Assets, End of period (in thousands)	$32,513		$36,836		$41,534	$47,270	$50,992	$96,223
Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.50	% (5)	0.58%		1.10%	0.88%	0.84%	0.76%

After Expense Reimbursement	0.50	% (5)	0.50%		0.55%	0.55%	0.55%	0.55%
Ratio of Net Investment Income to Average Net Assets	7.43	% (5)	6.84%		6.33%	5.95%	4.46%	3.36%
Portfolio Turnover Rate (6)	41	% (4)	111%		65%	63%	94%	82%

(1)

The TCW High Yield Bond ETF (HYBX) acquired the assets and liabilities of the predecessor mutual fund, the TCW High Yield Bond Fund Class I (the “Predecessor Fund”), at the close of business on November 15, 2024. As a result of the reorganization, the TCW High Yield Bond ETF adopted the accounting and performance history of the Predecessor Fund (inclusive of any expense limitation agreements that were in place). Financial information disclosed for periods prior to November 15, 2024 include those of the Predecessor Fund.

(2)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 6, 2024.
(3)	Computed using average shares outstanding throughout the period.
(4)	Not annualized.
(5)	Annualized.
(6)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)		For the Period from November 15, 2024 (Commencement of Operations) through October 31, 2025
Net Asset Value per Share, Beginning of period	$50.86		$50.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	1.88		3.41
Net Realized and Unrealized Gain (Loss) on Investments	(0.91)		0.39

Total from Investment Operations	0.97		3.80

Less Distributions:
Distributions from Net Investment Income	(2.01)		(2.94)

Total Distributions	(2.01)		(2.94)

Net Asset Value per Share, End of period	$49.82		$50.86

Market Value per Share, End of period	$49.81		50.86

Total Return	1.96	% (2)	7.87	% (2)
Total Return Market Price	1.93	% (2)	7.87	% (2)

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$39,360		$50,863

Before Expense Reimbursement	0.56	% (3)	0.56	% (3)

After Expense Reimbursement	0.56	% (3)	0.56	% (3)

Ratio of Net Investment Income to Average Net Assets	7.64	% (3)	7.13	% (3)

Portfolio Turnover Rate (4)	38	% (2)	75	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	Not annualized.
(3)	Annualized.
(4)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)		For the Period from April 1, 2025 through October 31, 2025 (1)		Year Ended March 31,
					2025 (2)(3)	2024		2023	2022
Net Asset Value per Share, Beginning of period	$46.96		$47.20		$47.45	$46.45		$48.90	$49.75

Income (Loss) from Investment Operations:
Net Investment Income (4)	1.62		2.05		3.91	4.15		2.90	1.65
Net Realized and Unrealized Gain (Loss) on Investments	(1.02)		(0.36)		(0.49)	1.00		(2.35)	(0.85)

Total from Investment Operations	0.60		1.69		3.42	5.15		0.55	0.80

Less Distributions:
Distributions from Net Investment Income	(1.83)		(1.93)		(3.67)	(4.15)		(3.00)	(1.65)

Total Distributions	(1.83)		(1.93)		(3.67)	(4.15)		(3.00)	(1.65)

Net Asset Value per Share, End of period	$45.73		$46.96		$47.20	$47.45		$46.45	$48.90

Market Value per Share, End of period	$45.75		$46.94		$47.27	—		—	—

Total Return	1.30	% (5)	3.66	% (5)	7.13%	11.58%		1.26%	1.61%
Total Return Market Price	1.40	% (5)	3.46	% (5)	7.28%	N/A		N/A	N/A
Ratios/Supplemental Data:
Net Assets, End of period (in thousands)	$227,425		$253,310		$293,768	$292,519		$328,416	$475,105
Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.65	% (6)	0.65	% (6)	0.70%	0.70	% (7)	0.70%	0.69	% (8)

After Expense Reimbursement	0.65	% (6)	0.65	% (6)	0.69%	0.70%		0.70%	0.69%
Ratio of Net Investment Income to Average Net Assets	7.14	% (6)	7.44	% (6)	8.09%	8.85%		6.22%	3.32%
Portfolio Turnover Rate (9)	52	% (5)	47	% (5)	117%	77%		43%	49%

(1)	The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.
(2)

The TCW Corporate Bond ETF acquired the assets and liabilities of the TCW MetWest Corporate Bond Fund, a series of the TCW Metropolitan West Funds, Inc., at the close of business on November 15, 2024. As a result of the reorganization, the TCW Corporate Bond ETF is the accounting successor of the TCW MetWest Corporate Bond Fund. Financial information above for the periods prior to November 15, 2024 reflects the performance and expense limitation agreement that was in place for the TCW MetWest Corporate Bond Fund.

(3)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 6, 2024.
(4)	Computed using average shares outstanding throughout the period.
(5)	Not annualized.
(6)	Annualized.
(7)	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.70%.
(8)	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.69%.
(9)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW ETF Trust

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. The TCW ETF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov. In addition, each Fund’s full portfolio holdings are updated daily and available on TCW’s website at www.tcw.com/products/etfs.

Proxy Voting Policies and Procedures. A description of TCW Investment Management Company LLC’s proxy voting policies and procedures, which are applicable to the Funds in the TCW ETF Trust is available on TCW’s website at www.tcw.com/Global-Proxy-Voting-Policy and on the SEC’s website at www.sec.gov.

Proxy Voting Record. The TCW ETF Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Fund is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. The Fund’s Form N-PX will also be available on the Fund’s website at www.tcw.com/products/etfs and on the SEC’s website at www.sec.gov.

Premium/Discount Information. Information about the difference between daily market values on the secondary Market for shares of each Fund and each Fund’s net asset value can be found on TCW’s website at www.tcw.com/Resources/Proxy-Voting.

Code of Ethics. The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at www.sec.gov.

TCW ETF Trust

515 South Flower Street

Los Angeles, CA 90071

800 386 3829

tcw.com

Board of Trustees

Patrick C. Haden

Martin Luther King III

Peter McMillan

Victoria B. Rogers

Robert G. Rooney

Michael Swell

Andrew Tarica

David Vick

Richard Villa

Advisor

TCW Investment Management Company LLC

515 South Flower Street

Los Angeles, CA 90071

Custodian

State Street Bank & Trust Company

One Congress Street, Suite 1

Boston, MA 02114

Transfer Agent

State Street Bank & Trust Company

One Congress Street, Suite 1

Boston, MA 02114

Officers

Richard Villa

President and Principal Executive Officer

Treasurer, Principal Financial Officer

Principal Accounting Officer

Drew Bowden

Executive Vice President

Eric Chan

Assistant Treasurer

Peter Davidson

Vice President and Secretary

Lisa Eisen

Tax Officer

Alenoush Terzian

Chief Compliance Officer and

Anti-Money Laundering Officer

Independent Registered

Public Accounting Firm

Deloitte & Touche LLP

555 West 5th Street, Suite 2700

Los Angeles, CA 90013

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

For Additional Information

Call 800 FUND TCW (800 386 3829)

or visit tcw.com

A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to their portfolios’ securities during the most recent 12-month period ending June 30 are available (i) without charge, upon request, by calling 800 386 3829; (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

In addition to its annual and semi-annual reports, the Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 800 386 3829 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

This report is submitted for general information to the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus, which includes details regarding the Funds’ objectives, policies, expenses and other information.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The Principal Executive Officer and Principal Financial and Accounting Officer have concluded, as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of such date, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	Not applicable.

(a)(3)	EX-99.CERT – The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	EX-99.906CERT – The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW ETF Trust

By (Signature and Title)
/s/ Richard M. Villa
Richard M. Villa
President, Principal Executive Officer, Treasurer, and Principal Financial and Accounting Officer

Date	July 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard M. Villa
Richard M. Villa
President, Principal Executive Officer, Treasurer, and Principal Financial and Accounting Officer

Date	July 9, 2026